UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 9/30

Date of reporting period: 9/30/2020

Item 1:	Report(s) to Shareholders.

LORD ABBETT
ANNUAL REPORT

Lord Abbett Municipal Income Fund

Short Duration Tax Free Fund
Intermediate Tax Free Fund
National Tax Free Fund
High Yield Municipal Bond Fund

Short Duration High Yield Municipal Bond Fund
California Tax Free Fund
New Jersey Tax Free Fund
New York Tax Free Fund

For the fiscal year ended September 30, 2020

Important Information on Paperless Delivery

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer, investment advisor or bank. Instead, the reports will be made available on Lord Abbett’s website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with a Fund may elect to receive shareholder reports and other communications from the Fund electronically by signing into your Lord Abbett online account at lordabbett.com and selecting “Log In.” For further information, you may also contact the Funds at (800) 821-5129. Shareholders who hold accounts through a financial intermediary should contact them directly.

You may elect to receive all future reports in paper free of charge by contacting a Fund at (800) 821-5129. Your election to receive reports in paper will apply to all funds held with Lord Abbett. If your fund shares are held through a financial intermediary please contact them directly. Your election applies to all funds held with that intermediary.

Table of Contents

1	A Letter to Shareholders

7	Investment Comparisons

15	Information About Your Fund’s Expenses and Holdings Presented by Credit Rating

Schedules of Investments:

24	Short Duration Tax Free Fund

39	Intermediate Tax Free Fund

73	National Tax Free Fund

100	High Yield Municipal Bond Fund

120	Short Duration High Yield Municipal Bond Fund

134	California Tax Free Fund

146	New Jersey Tax Free Fund

154	New York Tax Free Fund

166	Statements of Assets and Liabilities

170	Statements of Operations

172	Statements of Changes in Net Assets

178	Financial Highlights

194	Notes to Financial Statements

215	Report of Independent Registered Public Accounting Firm

216	Supplemental Information to Shareholders

Lord Abbett Municipal Income Fund
Annual Report

For the fiscal year ended September 30, 2020

From left to right: James L.L. Tullis, Chairman of the Lord Abbett Funds and Douglas B. Sieg Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with an overview of performance for the Lord Abbett Municipal Income Fund for the fiscal year ended September 30, 2020. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and more timely information about the Funds, please visit our website at www.lordabbett.com, where you also can access quarterly commentaries that provide updates on each Fund’s performance and other portfolio related information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President and Chief Executive Officer

Municipal Bond Market Review

The unemployment rate declined from 8.4% in August to 7.9% as of September 30, 2020. Total nonfarm payroll employment increased by 661,000 in September 2020, reflecting the continued resumption of economic activity that had been curtailed due to the coronavirus pandemic. Real gross domestic product (GDP) for the nation decreased at an annual rate of 31.4%, during the second quarter of 2020, according to statistics released by the

United States Bureau of Economic Analysis. Despite a recent pick-up in economic activity, the country still faces an uphill battle in the recovery phase of the coronavirus-induced economic downturn.

Municipal bond issuance for the calendar year-to-date period ended September 30, 2020 totaled approximately $347 billion, a 23.6% increase in issuance compared with the prior calendar year-to-date period, ended September 30, 2019. Municipal yields decreased across the curve during the 12-month period ended September 30, 2020. Bonds within the 5-15 year range and bonds with higher credit qualities significantly outperformed the broader municipal bond market (as represented by the Bloomberg Barclays Municipal Bond Index1) during the 12-month period ended September 30, 2020.

The municipal market turned negative in mid-March amid volatility stemming from COVID-19 concerns. At the onset of the pandemic, investors feared a protracted slowdown in economic activity would weigh on the fundamentals of many municipalities and related enterprises. As a result, the market moved sharply lower as a 60-week streak of mutual fund inflows turned to outflows. As investors began to withdraw capital from funds rapidly, particularly high yield municipal funds, we saw portfolio managers across the market sell bonds to meet redemption requests. Bond prices quickly adjusted lower in order to reach levels that became attractive for non-retail buyers.

Beginning in early May, however, the municipal market has staged an impressive rebound and we believe investor demand has returned, as municipal mutual funds experienced 19 consecutive weeks of inflows before experiencing the first week of outflows. Looking forward, all eyes will be on the upcoming Presidential election, where we believe if the Republican Party maintains control of the Executive Branch, the Affordable Care Act (ACA)

may come under renewed pressure, potentially leading to higher numbers of uninsured patients and more unpaid hospital bills. Conversely, if the Democratic Party wins the election, we believe certain provisions of the ACA may be reinstated, leading to fewer unpaid bills and more proactive care. Finally, we believe infrastructure will be a key focus for Washington after the election, regardless of the outcome, potentially leading to an increase in municipal bond issuance. As a result of increased supply, municipal yields may face upward pressure. However, we believe the market is likely to absorb the elevated levels of supply.

Short Duration Tax Free Fund

The Short Duration Tax Free Fund returned 1.68%, reflecting performance at the net asset value (NAV) of class A Shares with all distributions reinvested, for the 12-month period ended September 30, 2020. The Fund’s benchmark, the Bloomberg Barclays Municipal Bond Short 1-5 Year Index2, returned 3.35% during the same period. As yields across the tax-free curve moved lower, the Fund’s slightly longer duration contributed to relative performance. The Fund’s relative overweight to bonds rated ‘BBB’ and lower detracted from relative performance partially due to headwinds caused by the coronavirus pandemic. With regard to sectors, an overweight allocation to the transportation sector contributed to relative performance, while security selection in housing bonds detracted.

Intermediate Tax Free Fund

The Intermediate Tax Free Fund returned 1.93%, reflecting performance at the net asset value (NAV) of class A Shares with all distributions reinvested, for the 12-month period ended September 30, 2020. The Fund’s benchmark, the Bloomberg Barclays 1-15 Year Municipal Bond Index,3 returned 4.19% during the same period. As yields across the tax-free curve moved lower, the Fund’s longer duration led to a positive impact on relative performance. An overweight in bonds rated ‘BBB’ and lower led to a negative impact on relative performance amid volatility stemming from coronavirus concerns. With regard to sectors, tobacco bonds contributed to relative performance, while transportation credits detracted.

National Tax Free Fund

The National Tax Free Fund returned 2.06%, reflecting performance at the net asset value (NAV) of class A Shares with all distributions reinvested, for the 12-month period ended September 30, 2020. The Fund’s benchmark, the Bloomberg Barclays Municipal Bond Index, returned 4.09% during the same period. As yields across the tax-free curve moved lower, the Fund’s longer duration relative to the benchmark led to a positive impact on relative performance. The Fund’s overweight allocation to non-

investment grade bonds detracted from performance. An overweight allocation to tobacco bonds contributed to relative performance while security selection and an overweight in the health care sector detracted.

High Yield Municipal Bond Fund

The High Yield Municipal Bond Fund returned -0.09%, reflecting performance at the net asset value (NAV) of Class A Shares with all distributions reinvested, for the 12-month period ended September 30, 2020. The Fund’s benchmark, the Bloomberg Barclays High Yield Municipal Bond Index,4 returned 1.27% during the same period. As yields across the tax-free curve moved lower, the Fund’s longer duration relative to the benchmark led to a positive impact on relative performance. Security selection in bonds rated ‘BBB’ and lower detracted from relative performance. With regard to sectors, security selection and an overweight in the health care sector detracted as hospital systems dealt with the fallout from the COVID-19 pandemic, including being forced to provide lower margin basic care relative to high-margin elective procedures. Security selection in tobacco bonds led to a positive impact on relative performance.

Short Duration High Yield Municipal Bond Fund

The Short Duration High Yield Municipal Bond Fund returned -0.12%,

reflecting performance at the net asset value (NAV) of class A Shares with all distributions reinvested, for the 12-month period ended September 30, 2020. The Fund’s benchmark, a 50%/50% blend of the Bloomberg Barclays Municipal 1-8 Year Index and the Bloomberg Barclays High Yield Municipal 1-8 Year Index5, returned 2.95% during the same period. As yields across the tax-free curve moved lower, the Fund’s longer duration relative to the benchmark led to a positive impact on relative performance. Security selection within ‘BBB’ and lower rated bonds led to a negative impact on relative performance. With regard to revenue sectors, security selection in health care credits detracted while an overweight allocation to and security selection in the government lease sector contributed to relative returns.

California Tax Free Fund

The California Tax Free Fund returned 2.36%, reflecting performance at the net asset value (NAV) of class A Shares with all distributions reinvested, for the 12-month period ended September 30, 2020. The Fund’s benchmark, the Bloomberg Barclays Municipal Bond Index, returned 4.09% during the same period. As yields across the tax-free curve moved lower, the Fund’s longer duration relative to the benchmark led to a positive impact on relative performance. The Fund’s overweight allocation to bonds rated below ‘BBB’ detracted from relative performance. With regard to sectors, an overweight allocation to and security selection within the health care sector detracted from relative performance. The sector detracted as hospital systems dealt with the fallout from the coronavirus pandemic, including being forced to provide lower margin basic care relative to high-margin elective procedures. An overweight allocation to tobacco bonds contributed to relative performance.

New Jersey Tax Free Fund

The New Jersey Tax Free Fund returned 1.92%, reflecting performance at the net asset value (NAV) of class A Shares with all distributions reinvested, for the 12-month period ended September 30, 2020. The Fund’s benchmark, the Bloomberg Barclays Municipal Bond Index, returned 4.09% during the same period. As yields across the tax-free curve moved lower, the Fund’s longer duration relative to the benchmark led to a positive impact on relative performance. The Fund’s exposure to bonds rated ‘BBB’ and lower detracted from relative performance. With regard to sectors, security selection in the government lease sector led to a negative impact on relative performance and an overweight in the tobacco sector contributed.

New York Tax Free Fund

The New York Tax Free Fund returned 1.21%, reflecting performance at the net asset value (NAV) of class A Shares with all distributions reinvested, for the 12-month period ended September 30, 2020. The Fund’s benchmark, the Bloomberg Barclays Municipal Bond Index, returned 4.09% during the same period. As yields across the tax-free curve moved lower, the Fund’s longer duration relative to the benchmark led to a positive impact on relative performance. The Fund’s underweight allocation to bonds rated ‘AA’ and ‘A’ led to a negative impact on relative performance. With regard to sectors, security selection and an overweight allocation in the industrial development sector detracted from relative performance, while an overweight to tobacco credits contributed.

Each Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1  The Bloomberg Barclays Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. Bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two ratings agencies. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.

2  The Bloomberg Barclays Municipal Bond Short 1-5 Year Index is the Muni Short 1-5 year component of the Municipal Bond index. The Bloomberg Barclays Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index is a broad measure of the municipal bond market with maturities of at least one year. To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.

3  The Bloomberg Barclays 1-15 Year Municipal Bond index is the 1-15 year component of the Municipal Bond index. The Bloomberg Barclays Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index is a broad measure of the municipal bond market with maturities of at least one year. To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.

4  The Bloomberg Barclays High Yield Municipal Bond Index is an unmanaged index consisting of noninvestment-grade, unrated or below Ba1 bonds.

5  The Bloomberg Barclays 1-8 Year Municipal Bond Index is the 1-8 year component of the Municipal Bond index. The Bloomberg Barclays Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index is a broad measure of the municipal bond market with maturities of at least one year. Bonds must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The Bloomberg Barclays 1-8 Year High Yield Municipal Bond Index is the 1-8 year component of the High Yield Municipal Bond index. The Bloomberg Barclays High Yield Municipal Bond Index is an unmanaged index consisting of noninvestment-grade, unrated or below Ba1 bonds. Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund’s prospectus.

During certain periods shown, expense waivers and reimbursements were in place. Without such waivers and expense reimbursements, the Funds’ returns would have been lower.

The annual commentary above discusses the views of the Funds’ management and various portfolio holdings of the Funds as of September 30, 2020. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Funds’ portfolio is actively managed and may change significantly, the Funds may no longer own the securities described above or may have otherwise changed their positions in the securities. For more recent information about the Funds’ portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see each Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Short Duration Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Barclays Municipal Bond Short 1-5 Year Index and the Lipper Short Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2020

	1 Year	5 Year	10 Year	Life of Class
Class A4	-0.59%	1.01%	1.22%	–
Class C5	0.05%	0.85%	0.80%	–
Class F6	1.77%	1.57%	1.54%	–
Class F3[7]	1.84%	–	–	2.20%
Class I6	1.87%	1.67%	1.64%	–

Standardized Yield for the Period Ended September 30, 2020
Class A	Class C	Class F	Class F3	Class I
0.44%	0.00%	0.54%	0.67%	0.64%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4    Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for period shown ended September 30, 2020, is calculated using the SEC required uniform method to compute such return.

5    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6    Performance is at net asset value.

7    Class F3 shares commenced operations and performance for the class began on April 4, 2017. Performance is at net asset value.

Intermediate Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Barclays 1-15 Year Municipal Bond Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2020

	1 Year	5 Year	10 Year	Life of Class
Class A3	-0.39%	2.70%	3.24%	–
Class C4	0.30%	2.54%	2.82%	–
Class F5	2.03%	3.28%	3.58%	–
Class F3[6]	2.17%	–	–	4.05%
Class I7	2.22%	3.40%	–	4.27%

Standardized Yield for the Period Ended September 30, 2020
Class A	Class C	Class F	Class F3	Class I
1.16%	0.57%	1.28%	1.44%	1.38%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2020, is calculated using the SEC required uniform method to compute such return.

4    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

5    Performance is at net asset value.

6    Class F3 shares commenced operations and performance for the class began on April 4, 2017. Performance is at net asset value.

7    Class I shares commenced operations and performance for the class began on January 31, 2011. Performance is at net asset value.

National Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Barclays Municipal Bond Index and the Lipper General Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2020

	1 Year	5 Year	10 Year	Life of Class
Class A4	-0.23%	3.64%	4.32%	–
Class C5	0.33%	3.44%	3.89%	–
Class F6	2.15%	4.21%	4.66%	–
Class F3[7]	2.19%	–	–	4.91%
Class I6	2.17%	4.29%	4.76%	–

Standardized Yield for the Period Ended September 30, 2020
Class A	Class C	Class F	Class F3	Class I
1.70%	1.08%	1.84%	1.98%	1.94%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4    Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2020, is calculated using the SEC required uniform method to compute such return.

5    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6    Performance is at net asset value.

7    Class F3 shares commenced operations and performance for the class began on April 4, 2017. Performance is at net asset value.

High Yield Municipal Bond Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Barclays High Yield Municipal Bond Index, 85% Bloomberg Barclays High Yield Municipal Bond Index/15% Bloomberg Barclays Municipal Bond Index and the Lipper High Yield Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2020

	1 Year	5 Year	10 Year	Life of Class
Class A4	-2.34%	4.70%	4.75%	–
Class C5	-1.78%	4.51%	4.33%	–
Class F6	0.00%	5.29%	5.09%	–
Class F3[7]	0.14%	–	–	5.54%
Class I6	0.09%	5.37%	5.16%	–

Standardized Yield for the Period Ended September 30, 2020

Class A	Class C	Class F	Class F3	Class I
2.96%	2.37%	3.13%	3.28%	3.23%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4    Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2020, is calculated using SEC required uniform method to compute such return.

5    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6    Performance is at net asset value.

7    Class F3 shares commenced operations and performance for the class began on April 4, 2017. Performance is at net asset value.

Short Duration High Yield Municipal Bond Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the 50% Bloomberg Barclays Municipal Bond 1-8 Year Index/50% Bloomberg Barclays High Yield Municipal 1-8 Year Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2020

	1 Year	5 Year	10 Year	Life of Class
Class A3	-2.37%	2.50%	–	2.50%
Class C4	-1.82%	2.26%	–	2.22%
Class F5	-0.03%	3.07%	–	3.04%
Class F3[6]	0.07%	–	–	3.46%
Class I5	0.01%	3.17%	–	3.14%

Standardized Yield for the Period Ended September 30, 2020

Class A	Class C	Class F	Class F3	Class I
2.17%	1.55%	2.32%	2.48%	2.42%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Class A shares commenced operations on June 1, 2015 and performance for the Class began on June 15, 2015. Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2020, is calculated using SEC required uniform method to compute such return.

4    Class C shares commenced operations on June 1, 2015 and performance for the Class began on June 15, 2015. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

5    Class F and Class I shares commenced operations on June 1, 2015 and performance for each class began on June 15, 2015. Performance is at net asset value.

6    Class F3 shares commenced operations and performance for the class began on April 4, 2017. Performance is at net asset value.

California Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Barclays Municipal Bond Index and the Lipper California Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2020

	1 Year	5 Year	10 Year	Life of Class
Class A5	0.08%	3.58%	4.38%	–
Class C6	0.78%	3.41%	3.96%	–
Class F7	2.46%	4.15%	4.72%	–
Class F3[8]	2.67%	–	–	4.83%
Class I9	2.65%	4.27%	–	5.94%

Standardized Yield for the Period Ended September 30, 2020

Class A	Class C	Class F	Class F3	Class I
1.33%	0.69%	1.46%	1.59%	1.55%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    The Index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

4    Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

5    Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2020, is calculated using the SEC required uniform method to compute such return.

6    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

7    Performance is at net asset value.

8    Class F3 shares commenced operations and performance for the class began on April 4, 2017. Performance is at net asset value.

9    Class I shares commenced operations and performance for the class began on January 31, 2011. Performance is at net asset value.

New Jersey Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Barclays Municipal Bond Index and the Lipper New Jersey Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of the other class will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2020

	1 Year	5 Year	10 Year	Life of Class
Class A5	-0.38%	3.69%	3.79%	–
Class F6	2.02%	4.26%	4.12%	–
Class F3[7]	1.96%	–	–	4.76%
Class I8	1.93%	4.36%	–	5.23%

Standardized Yield for the Period Ended September 30, 2020

Class A	Class F	Class F3	Class I
1.45%	1.59%	1.72%	1.69%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    The Index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

4    Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

5    Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25%

applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2020, is calculated using the SEC required uniform method to compute such return.

6    Performance is at net asset value.

7    Class F3 shares commenced operations and performance for the class began on April 4, 2017. Performance is at net asset value.

8    Class I shares commenced operations and performance for the class began on January 31, 2011. Performance is at net asset value.

New York Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Barclays Municipal Bond Index and the Lipper New York Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2020

	1 Year	5 Year	10 Year	Life of Class
Class A5	-1.06%	2.91%	3.55%	–
Class C6	-0.35%	2.74%	3.13%	–
Class F7	1.31%	3.49%	3.88%	–
Class F3[8]	1.44%	–	–	3.93%
Class I9	1.41%	3.59%	–	4.86%

Standardized Yield for the Period Ended September 30, 2020

Class A	Class C	Class F	Class F3	Class I
1.48%	0.86%	1.61%	1.75%	1.71%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    The Index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

4    Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

5    Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2020, is calculated using the SEC required uniform method to compute such return.

6    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

7    Performance is at net asset value.

8    Class F3 shares commenced operations and performance for the class began on April 4, 2017. Performance is at net asset value.

9    Class I shares commenced operations and performance for the class began on January 30, 2011. Performance is at net asset value.

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2020 through September 30, 2020).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 4/1/20 – 9/30/20” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Short Duration Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/20	9/30/20	4/1/20 - 9/30/20
Class A
Actual	$1,000.00	$1,028.30	$3.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.75	$3.29
Class C
Actual	$1,000.00	$1,025.10	$6.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.65	$6.41
Class F
Actual	$1,000.00	$1,028.20	$2.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.25	$2.78
Class F3
Actual	$1,000.00	$1,028.90	$2.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.90	$2.12
Class I
Actual	$1,000.00	$1,028.70	$2.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.75	$2.28

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.65% for Class A, 1.27% for Class C, 0.55% for Class F, 0.42% for Class F3, and 0.45% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2020

Credit Rating:
S&P or Moody’s(a)	%*
AAA	4.70%
AA+	6.57%
AA	7.10%
AA-	7.17%
A+	11.99%
A	11.54%
A-	11.43%
BBB+	10.20%
BBB	4.44%
Credit Rating:
S&P or Moody’s(a)	%*
BBB-	3.84%
BB+	0.51%
BB	0.15%
BB-	2.63%
B+	0.04%
B-	0.15%
CC	0.11%
NR	17.43%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

Intermediate Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/20	9/30/20	4/1/20 - 9/30/20
Class A
Actual	$1,000.00	$1,045.90	$3.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.45	$3.59
Class C
Actual	$1,000.00	$1,042.70	$6.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.35	$6.71
Class F
Actual	$1,000.00	$1,046.40	$3.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.95	$3.08
Class F3
Actual	$1,000.00	$1,047.10	$2.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.70	$2.33
Class I
Actual	$1,000.00	$1,047.90	$2.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.45	$2.58

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.71% for Class A, 1.33% for Class C, 0.61% for Class F, 0.46% for Class F3, and 0.51% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2020

Credit Rating:
S&P or Moody’s(a)	%*
AAA	3.99%
AA+	7.09%
AA	12.60%
AA-	9.77%
A+	13.52%
A	9.88%
A-	11.43%
BBB+	9.03%
BBB	4.04%
BBB-	6.34%
BB+	1.46%
Credit Rating:
S&P or Moody’s(a)	%*
BB	0.76%
BB-	2.79%
B+	0.37%
B	0.16%
B-	0.65%
CCC-	0.03%
CC	0.25%
C	0.07%
D	0.14%
NR	5.63%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

National Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/20	9/30/20	4/1/20 - 9/30/20
Class A
Actual	$1,000.00	$1,049.50	$3.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.40	$3.64
Class C
Actual	$1,000.00	$1,045.10	$7.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.15	$6.91
Class F
Actual	$1,000.00	$1,050.00	$3.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.95	$3.08
Class F3
Actual	$1,000.00	$1,049.80	$2.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.60	$2.43
Class I
Actual	$1,000.00	$1,045.10	$2.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.40	$2.63

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.72% for Class A, 1.37% for Class C, 0.61% for Class F, 0.48% for Class F3, and 0.52% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2020

Credit Rating:
S&P or Moody’s(a)	%*
AAA	1.68%
AA+	2.56%
AA	12.01%
AA-	5.44%
A+	9.94%
A	13.02%
A-	13.22%
BBB+	13.08%
BBB	8.49%
BBB-	9.04%
BB+	0.75%
Credit Rating:
S&P or Moody’s(a)	%*
BB	0.88%
BB-	2.11%
B	0.71%
B-	0.71%
CCC+	0.03%
CCC	0.09%
CC	0.15%
D	0.09%
NR	6.00%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

High Yield Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/20	9/30/20	4/1/20 - 9/30/20
Class A
Actual	$1,000.00	$1,068.60	$4.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.05	$3.99
Class C
Actual	$1,000.00	$1,065.20	$7.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.80	$7.26
Class F
Actual	$1,000.00	$1,069.10	$3.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.60	$3.44
Class F3
Actual	$1,000.00	$1,070.00	$2.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.35	$2.68
Class I
Actual	$1,000.00	$1,069.70	$3.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.10	$2.93

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.79% for Class A, 1.44% for Class C, 0.68% for Class F, 0.53% for Class F3, and 0.58% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2020

Credit Rating:
S&P or Moody’s(a)	%*
AAA	0.54%
AA+	0.53%
AA	1.32%
AA-	0.96%
A+	0.57%
A	3.94%
A-	4.52%
BBB+	7.68%
BBB	6.40%
BBB-	7.97%
BB+	3.91%
BB	2.72%
Credit Rating:
S&P or Moody’s(a)	%*
BB-	10.15%
B+	1.99%
B	3.60%
B-	4.48%
CCC+	0.23%
CCC	0.08%
CCC-	0.98%
CC	0.73%
C	0.03%
D	0.40%
NR	36.27%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

Short Duration High Yield Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/20	9/30/20	4/1/20 - 9/30/20
Class A
Actual	$1,000.00	$1,048.60	$3.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.75	$3.29
Class C
Actual	$1,000.00	$1,044.40	$6.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.45	$6.61
Class F
Actual	$1,000.00	$1,049.10	$2.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.25	$2.78
Class F3
Actual	$1,000.00	$1,049.20	$2.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.05	$1.97
Class I
Actual	$1,000.00	$1,048.90	$2.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.75	$2.28

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.65% for Class A, 1.31% for Class C, 0.55% for Class F, 0.39% for Class F3, and 0.45% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2020

Credit Rating:
S&P or Moody’s(a)	%*
AAA	0.96%
AA+	0.60%
AA	1.33%
AA-	0.68%
A+	1.86%
A	0.61%
A-	7.13%
BBB+	10.43%
BBB	8.39%
BBB-	12.89%
BB+	5.28%
Credit Rating:
S&P or Moody’s(a)	%*
BB	2.89%
BB-	15.23%
B+	1.68%
B	2.22%
B-	5.50%
CC	1.28%
C	0.40%
D	0.41%
NR	20.23%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

California Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/20	9/30/20	4/1/20 - 9/30/20
Class A
Actual	$1,000.00	$1,048.30	$4.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.05	$3.99
Class C
Actual	$1,000.00	$1,045.70	$7.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.70	$7.36
Class F
Actual	$1,000.00	$1,048.80	$3.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.55	$3.49
Class F3
Actual	$1,000.00	$1,049.40	$2.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.20	$2.83
Class I
Actual	$1,000.00	$1,050.30	$3.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.05	$2.98

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.79% for Class A, 1.46% for Class C, 0.69% for Class F, 0.56% for Class F3, and 0.59% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2020

Credit Rating:
S&P or Moody’s(a)	%*
AAA	2.94%
AA+	2.99%
AA	24.85%
AA-	12.20%
A+	5.73%
A	7.69%
A-	12.12%
BBB+	10.55%
BBB	2.85%
BBB-	6.11%
BB+	0.57%
Credit Rating:
S&P or Moody’s(a)	%*
BB	0.81%
BB-	1.72%
B+	0.55%
B-	0.21%
CCC	0.03%
CCC-	0.56%
CC	0.46%
D	0.11%
NR	6.95%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

New Jersey Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/20	9/30/20	4/1/20 - 9/30/20
Class A
Actual	$1,000.00	$1,044.70	$4.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.90	$4.14
Class F
Actual	$1,000.00	$1,045.20	$3.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.40	$3.64
Class F3
Actual	$1,000.00	$1,043.80	$3.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.05	$2.98
Class I
Actual	$1,000.00	$1,043.70	$3.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.90	$3.13

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.82% for Class A, 0.72% for Class F, 0.59% for Class F3, and 0.62% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2020

Credit Rating:
S&P or Moody’s(a)	%*
AAA	5.43%
AA+	3.64%
AA	12.15%
AA-	12.92%
A+	17.33%
A	4.59%
A-	2.40%
BBB+	27.64%
BBB	3.44%
Credit Rating:
S&P or Moody’s(a)	%*
BBB-	0.92%
BB+	3.95%
BB	0.58%
BB-	1.62%
CC	0.76%
D	0.16%
NR	2.47%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

New York Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/20	9/30/20	4/1/20 - 9/30/20
Class A
Actual	$1,000.00	$1,034.00	$4.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.05	$3.99
Class C
Actual	$1,000.00	$1,031.50	$7.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.75	$7.31
Class F
Actual	$1,000.00	$1,034.50	$3.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.55	$3.49
Class F3
Actual	$1,000.00	$1,035.20	$2.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.20	$2.83
Class I
Actual	$1,000.00	$1,034.90	$3.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.05	$2.98

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.79% for Class A, 1.45% for Class C, 0.69% for Class F, 0.56% for Class F3, and 0.59% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2020

Credit Rating:
S&P or Moody’s(a)	%*
AAA	7.00%
AA+	17.39%
AA	13.07%
AA-	10.57%
A+	3.07%
A	7.19%
A-	13.24%
BBB+	2.88%
BBB	6.05%
BBB-	9.02%
Credit Rating:
S&P or Moody’s(a)	%*
BB+	0.84%
BB	0.23%
B+	0.37%
B	0.81%
B-	1.20%
CC	0.76%
D	0.19%
NR	6.12%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

Schedule of Investments

SHORT DURATION TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 89.74%

Corporate-Backed 8.11%
Allegheny Co IDA–US Steel	4.875%		11/1/2024	B-	$3,150	$3,000,848
Burke Co Dev–Oglethorpe Power	1.50%	#(b)	1/1/2040	BBB+	3,750	3,773,625
CA Poll Ctl–Republic Services†	0.30%	#(b)	8/1/2024	BBB+	3,750	3,750,450
Downtown Doral CDD†	3.875%		12/15/2023	NR	205	209,455
Farmington Poll Ctl–NM Pub Svc	1.10%	#(b)	6/1/2040	BBB	16,000	16,088,480
IA Fin Auth–Iowa Fertilizer Co	3.125%		12/1/2022	BB-	1,875	1,901,475
LA St John Parish–Marathon Oil	2.10%	#(b)	6/1/2037	BBB-	8,000	8,051,760
LA St John Parish–Marathon Oil	2.125%	#(b)	6/1/2037	BBB-	5,650	5,691,640
LA St John Parish–Marathon Oil	2.375%	#(b)	6/1/2037	BBB-	2,575	2,611,720
Lancaster Port Auth Gas Rev	5.00%	#(b)	8/1/2049	Aa2	10,000	11,803,200
Matagorda Co Nav Dist–AEP TX Central	2.60%		11/1/2029	A-	1,400	1,487,304
Matagorda Co Nav Dist–AEP TX Central (AMBAC)	4.40%		5/1/2030	A-	1,500	1,814,805
Mobile IDB–AL Power	1.00%	#(b)	6/1/2034	A1	3,100	3,110,230
Mobile IDB–AL Power	2.90%	#(b)	7/15/2034	A1	20,000	21,349,600
Nez Perce Co Poll Ctl–Potlatch	2.75%		10/1/2024	BBB-	11,310	11,516,294
NH Bus Fin Auth–United Illuminating	2.80%	#(b)	10/1/2033	A-	5,000	5,233,100
Niagara Area Dev Corp–Covanta†	3.50%		11/1/2024	B1	750	761,580
OH Air Dev Auth–AEP	1.90%	#(b)	5/1/2026	BBB+	2,000	2,073,960
OH Air Dev Auth–AEP	2.40%	#(b)	12/1/2038	BBB+	10,700	11,084,986
OR Bus Dev Comn–Intel Corp	2.40%	#(b)	12/1/2040	A+	10,500	11,044,635
Parish of St James–Nustar Logistics†	5.85%	#(b)	8/1/2041	BB-	3,500	3,833,550
Selma IDB–Intl Paper	2.00%	#(b)	11/1/2033	BBB	2,625	2,741,288
St Charles Parish–Valero Energy	4.00%	#(b)	12/1/2040	BBB	6,625	6,907,490
Tuscaloosa IDA–Hunt Refining†	4.50%		5/1/2032	NR	1,475	1,589,150
Valdez Marine Term–BP	5.00%		1/1/2021	A1	10,000	10,118,500
Warren Co–Intl Paper	2.90%	#(b)	9/1/2032	BBB	4,250	4,502,747
WI PFA–American Dream†	5.00%		12/1/2027	NR	2,000	1,761,980
Total						157,813,852

Education 2.08%
CA Muni Fin Auth–William Jessup U	5.00%		8/1/2022	NR	750	774,322
CA State Univ Sys	5.00%		11/1/2020	Aa2	5,000	5,019,950
Cap Trust Ed Facs–Renaissance CharterAdvantage Academy of Hillsborough, Inc.†	4.00%		6/15/2029	NR	1,415	1,460,096
Chicago Brd Ed	5.00%		12/1/2022	BB-	1,000	1,059,290

24	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Education (continued)
Higher Ed Facs Fin Auth FL–Saint Leo U	5.00%		3/1/2021	BBB-	$365	$369,300
Higher Ed Facs Fin Auth FL–Saint Leo U	5.00%		3/1/2022	BBB-	355	369,161
Higher Ed Facs Fin Auth FL–Saint Leo U	5.00%		3/1/2023	BBB-	410	432,558
Higher Ed Facs Fin Auth FL–Saint Leo U	5.00%		3/1/2024	BBB-	640	687,456
Higher Ed Facs Fin Auth FL–Saint Leo U	5.00%		3/1/2025	BBB-	675	736,088
IL Fin Auth–IL Inst of Tech	5.00%		9/1/2021	Baa3	500	512,265
IL Fin Auth–IL Inst of Tech	5.00%		9/1/2022	Baa3	500	524,070
IL Fin Auth–IL Inst of Tech	5.00%		9/1/2028	Baa3	1,135	1,294,683
IL Fin Auth–IL Inst of Tech	5.00%		9/1/2029	Baa3	600	688,680
Multnomah Co Hsp Facs–Mirabella	5.00%		10/1/2024	NR	1,255	1,303,606
NY Dorm–Mt Sinai Sch Med	5.00%		7/1/2021	A-	2,000	2,062,120
NYC IDA–Yankee Stadium (AGM)(c)	5.00%		3/1/2028	AA	1,350	1,696,261
OH Hgr Ed Facs–Dayton Univ (AMBAC)	2.811% (CPI Based	)#	12/1/2022	A+	2,000	2,020,180
OH HI Ed–Case Western Univ	0.529% (1 Mo. LIBOR * .70 + .42%	)#	10/1/2044	AA-	8,000	7,993,360
Troy Cap Res Corp–RPI	5.00%		8/1/2021	A3	445	459,227
Troy Cap Res Corp–RPI	5.00%		8/1/2022	A3	1,000	1,069,900
Univ of North Carolina–Chapel Hill	0.454% (1 Mo. LIBOR * .67 + .35%	)#	12/1/2041	AAA	10,000	10,000,700
Total						40,533,273

Energy 1.11%
KY Public Energy Auth–BP	4.00%	#(b)	12/1/2050	A1	5,000	5,786,500
PEFA Gas	5.00%	#(b)	9/1/2049	A3	13,000	15,781,740
Total						21,568,240

General Obligation 20.46%
Allentown City SD	2.375%		3/31/2021	NR	2,500	2,500,175
Binghamton CSD(c)	1.50%		6/25/2021	NR	28,303	28,566,404
CA State GO	0.87% (1 Mo. LIBOR * .70 + .76%	)#	12/1/2031	Aa2	2,000	2,000,640
Chicago Brd Ed	4.00%		12/1/2020	BB-	3,000	3,014,520
Chicago Brd Ed	4.00%		12/1/2021	BB-	3,400	3,480,920
Chicago Brd Ed	4.00%		12/1/2021	BB-	4,750	4,863,050
Chicago Brd Ed	4.00%		12/1/2022	BB-	3,555	3,691,050
Chicago Brd Ed	4.00%		12/1/2022	BB-	4,000	4,153,080
Chicago Brd Ed	5.00%		12/1/2022	BB-	3,670	3,887,594
Chicago Brd Ed	5.00%		12/1/2023	BB-	3,330	3,600,895
Chicago GO	5.00%		1/1/2021	BBB+	6,355	6,431,324

See Notes to Financial Statements.	25

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation (continued)
Chicago GO	5.00%		1/1/2027	BBB+	$6,700	$7,216,369
Chicago GO	5.00%		1/1/2028	BBB+	4,900	5,304,789
Chicago GO	5.25%		1/1/2023	BBB+	1,235	1,291,106
Chicago GO	5.25%		1/1/2027	BBB+	1,665	1,770,195
Chicago Met Water Reclmtn Dist	5.00%		12/1/2022	AA+	5,000	5,485,300
Clark Co SD (AGM)	3.00%		6/15/2024	AA	575	624,404
Clark Co SD (AGM)	3.00%		6/15/2025	AA	650	718,523
Clark Co SD (AGM)	5.00%		6/15/2026	AA	500	612,720
Clark Co SD (AGM)	5.00%		6/15/2027	AA	1,000	1,255,510
Clyde-Savannah CSD	1.25%		6/24/2021	NR	21,133	21,268,358
Cook Co GO	5.25%		11/15/2033	A+	6,525	6,551,361
Corinth CSD	1.50%		7/23/2021	NR	11,490	11,593,180
CT State GO	5.00%		8/15/2021	A1	5,000	5,208,800
CT State GO	5.00%		6/15/2022	A1	3,250	3,515,037
CT State GO	5.00%		11/1/2022	A1	7,700	8,094,317
CT State GO	5.00%		4/15/2025	A1	7,000	8,374,800
CT State GO	5.00%		10/15/2026	A1	5,000	6,233,650
CT State GO	5.00%		9/15/2030	A1	1,725	1,856,152
Erie CO GO	3.00%		6/24/2021	NR	10,000	10,190,200
HI State GO	5.00%		11/1/2021	AA+	5,000	5,261,700
IL State GO	5.00%		2/1/2021	BBB-	3,000	3,028,500
IL State GO	5.00%		11/1/2023	BBB-	10,000	10,550,900
IL State GO	5.125%		5/1/2022	BBB-	2,500	2,609,750
IL State GO	5.25%		2/1/2030	BBB-	3,000	3,148,080
IL State GO	5.375%		5/1/2023	BBB-	3,000	3,190,020
Katy TX ISD	0.38% (1 Mo. LIBOR * .67 + .28%	)#	8/15/2036	AAA	16,670	16,617,823
Ledyard GO BANS	2.00%		5/11/2021	NR	10,000	10,107,400
Massena CSD	1.50%		8/27/2021	NR	12,000	12,136,680
Medina CSD	1.50%		7/16/2021	NR	14,000	14,124,880
Miami Dade Co GO	5.00%		7/1/2041	AA	15,000	15,024,600
Moorestown GO	2.50%		7/30/2021	NR	12,282	12,518,306
New Caney ISD	3.00%	#(b)	2/15/2050	Aaa	5,000	5,118,900
Newark NJ GO(c)	2.00%		10/5/2021	NR	4,200	4,254,600
NJ EDA–Motor Vehicle Surcharge	4.00%		7/1/2022	BBB+	3,500	3,676,995
NY Dorm–Sch Dist (AGM)	5.00%		10/1/2024	AA	2,250	2,660,513
NY Dorm–Sch Dist (AGM)	5.00%		10/1/2025	AA	1,650	2,015,294
NYC GO	5.00%		8/1/2021	Aa1	7,410	7,706,252

26	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

General Obligation (continued)
NYC GO	5.00%		10/1/2033	Aa1		$3,190	$3,467,498
Orange Township GO BANS	2.00%		12/18/2020	NR		11,000	11,022,440
PA State GO	5.00%		7/15/2029	Aa3		10,000	13,351,700
Philadelphia GO	5.00%		2/1/2025	A		2,140	2,530,914
Philadelphia GO	5.00%		2/1/2026	A		1,000	1,218,050
Philadelphia GO	5.00%		2/1/2027	A		1,250	1,561,675
Philadelphia GO	5.00%		2/1/2028	A		2,000	2,556,480
Philadelphia Sch Dist	5.00%		9/1/2021	A2		1,500	1,559,355
Philadelphia Sch Dist	5.00%		9/1/2022	A2		1,150	1,246,600
Philadelphia Sch Dist	5.00%		9/1/2023	A2		1,250	1,408,475
Philadelphia Sch Dist	5.00%		9/1/2024	A2		900	1,047,627
Philadelphia Sch Dist	5.00%		9/1/2025	A2		1,200	1,435,872
Philadelphia Sch Dist (The)	5.00%		9/1/2021	A2		930	966,800
Philadelphia Sch Dist (The)	5.00%		9/1/2022	A2		550	596,200
Philadelphia Sch Dist (The)	5.00%		9/1/2023	A2		500	563,390
Prince Georges Co GO	4.00%		8/1/2031	AAA		7,690	8,518,982
Rangely CO Hosp Dist	4.50%		11/1/2021	Baa3		3,000	3,036,360
Saranac CSD	1.50%		7/15/2021	NR		16,800	16,949,352
Scranton Sch Dist	0.955% (1 Mo. LIBOR * .68 + .85%	)#	4/1/2031	A2		5,320	5,313,190
Wappingers CSD	2.00%		8/12/2021	NR		1,762	1,787,638
West Fargo GO	2.15%		5/1/2021	NR		4,075	4,078,545
Western Placer SD	2.00%		6/1/2025	NR		2,000	2,069,940
Western Placer SD	2.00%		6/1/2025	NR		4,750	4,895,682
Total							398,288,381

Health Care 13.45%
Allegheny Co Hosp Auth–UPMC	5.00%		7/15/2029	A		4,000	5,262,000
Allegheny County Health Network	5.00%		4/1/2026	A		2,500	3,027,050
Antelope Valley Hlth	5.00%		3/1/2021	Ba3		500	508,340
CA Stwde–Viamonte	3.00%		7/1/2026	AA-		4,500	4,535,910
CA Stwde–Viamonte	3.00%		7/1/2027	AA-		2,250	2,265,300
City of Atlantic Beach Fl–Fleet Landing	3.00%		11/15/2023	BBB	(d)	2,800	2,801,764
CO Hlth Fac Auth–CommonSpirit	5.00%	#(b)	8/1/2049	BBB+		8,085	9,640,958
Cuyahoga Co Hsp–Metrohealth	5.00%		2/15/2025	BBB-		1,500	1,728,600
DC Hsp–Childrens Ntl Hsp	5.00%		7/15/2021	A1		1,215	1,257,634
Duluth EDA–St Lukes Hsp	4.75%		6/15/2022	NR		1,430	1,479,163
Eisenhower Med Ctr	5.00%		7/1/2026	Baa2		1,345	1,608,418

See Notes to Financial Statements.	27

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
Franklin Co IDA–Menno-Haven	5.00%		12/1/2023	NR		$500	$538,545
Geisinger Health	5.00%	#(b)	4/1/2043	AA-		17,000	20,841,490
Greeneville Hlth–Ballad Hlth	5.00%		7/1/2021	A-		1,750	1,798,895
Greeneville Hlth–Ballad Hlth	5.00%		7/1/2022	A-		2,000	2,129,540
Greeneville Hlth–Ballad Hlth	5.00%		7/1/2023	A-		1,500	1,657,860
Harris Co Edu Fac–Hermann Health	0.69% (MUNIPSA * 1 + .57%	)#	12/1/2049	A+		7,770	7,731,305
IL Fin Auth–Northshore Univ Hlth	5.00%		8/15/2028	AA-		2,000	2,599,140
IL Fin Auth–Northshore Univ Hlth	5.00%		8/15/2029	AA-		2,000	2,645,080
IL Fin Auth–Northwestern Mem Hlth	5.00%	#(b)	7/15/2057	AA+		4,000	4,403,440
IL Fin Auth–OSF Hlth(c)	5.00%	#(b)	5/15/2050	A		4,500	5,472,855
IL Fin Auth–Plymouth Place	5.00%		5/15/2025	BB+	(d)	1,225	1,272,163
IL Fin Auth–Presence Health	5.00%		2/15/2021	AA+		5,095	5,178,150
IL Fin Auth–Presence Health	5.00%		2/15/2022	AA+		4,000	4,241,360
IL Fin Auth–Rush Univ Med	5.00%		11/15/2020	A+		500	502,490
IL Fin Auth–Rush Univ Med	5.00%		11/15/2021	A+		695	729,701
Kirkwood IDA–Aberdeen Hts	5.00%		5/15/2022	BB	(d)	805	831,138
Lee Memorial Hlth System	5.00%		4/1/2025	A+		2,625	3,117,293
Lehigh Co–Lehigh Valley Health Network	5.00%		7/1/2026	A+		1,755	2,153,052
Lenexa KS Hlth Facs–Lakeview Village	5.00%		5/15/2022	BB+	(d)	1,720	1,771,170
Lenexa KS Hlth Facs–Lakeview Village	5.00%		5/15/2025	BB+	(d)	990	1,063,725
MA DFA–Beth Israel Lahey Hlth	4.00%		7/1/2021	A		700	718,298
MA DFA–Beth Israel Lahey Hlth	4.00%		7/1/2022	A		500	529,230
MA DFA–Beth Israel Lahey Hlth	5.00%		7/1/2023	A		600	669,204
MA DFA–Partners Hlth	0.62% (MUNIPSA * 1 + .50%	)#	7/1/2038	AA-		5,000	4,996,800
MA DFA–Wellforce Hlth	5.00%		7/1/2022	BBB+		1,225	1,308,092
MA DFA–Wellforce Hlth	5.00%		7/1/2024	BBB+		2,030	2,305,370
MA DFA–Wellforce Hlth	5.00%		7/1/2025	BBB+		800	931,840
Maricopa Co IDA–Banner Health	0.69% (MUNIPSA * 1 + .57%	)#	1/1/2035	AA-		4,865	4,821,993
Maricopa Co IDA–Honor Health	5.00%		9/1/2021	A2		750	779,888
Maricopa Co IDA–Honor Health	5.00%		9/1/2022	A2		750	812,250
MD Hlth & HI ED–Univ of MD Med	5.00%	#(b)	7/1/2045	A		6,250	7,357,375
MI Fin Auth–Trinity Health	5.00%		12/1/2026	AA-		2,250	2,826,923
Miami-Dade Co Pub Facs–Jackson Health	5.00%		6/1/2026	Aa3		4,165	4,916,866
Monroeville Pa Fin Auth–UPMC Hlth	3.00%		2/15/2023	A		2,510	2,619,863
Montgomery Co IDA–Einstein Hlthcare	5.00%		1/15/2021	Ba1		2,000	2,014,520

28	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
Montgomery Co IDA–Jefferson Hlth	5.00%		9/1/2026	A		$1,150	$1,405,438
Montgomery Co IDA–Jefferson Hlth	5.00%		9/1/2027	A		1,500	1,869,810
Montgomery Co IDA–Jefferson Hlth	5.00%		9/1/2028	A		1,850	2,337,290
Montgomery Co IDA–Jefferson Hlth	5.00%		9/1/2029	A		1,000	1,277,950
Montgomery Co IDA–Whitemarsh	4.00%		1/1/2023	NR		325	327,522
NC Med–Southminster	5.00%		10/1/2023	NR		750	785,445
NC Med Care Comm–Wake Forest Baptist	2.20%	#(b)	12/1/2048	A		15,000	15,212,100
NJ Hlth–Hackensack Meridian Hlth	5.00%		7/1/2026	AA-		3,900	4,828,902
NJ Hlth–St Peters Univ Hsp	5.75%		7/1/2037	BB+		3,250	3,260,172
NJ Hlth–Univ Hosp (AGM)	5.00%		7/1/2021	AA		900	929,475
NJ Hlth Fin Auth–Valley Health	5.00%		7/1/2026	A		1,800	2,196,972
NJ Hlth Fin Auth–Valley Health	5.00%		7/1/2027	A		1,250	1,557,200
Northampton Co–St. Lukes Univ Hlth	1.149% (1 Mo. LIBOR * .70 + 1.04%	)#	8/15/2048	A-		8,000	7,974,240
NY Dorm–Montefiore	5.00%		9/1/2027	BBB		1,400	1,702,736
NY Dorm–Montefiore	5.00%		9/1/2028	BBB		1,500	1,849,695
NY Dorm–Montefiore	5.00%		9/1/2029	BBB		1,750	2,190,283
NY Dorm–Montefiore	5.00%		9/1/2030	BBB		2,200	2,737,592
NY Dorm–Montefiore Ob Group	5.00%		8/1/2024	BBB		1,500	1,705,800
NY Dorm–Orange Regl Med Ctr†	4.00%		12/1/2020	BBB-		1,000	1,004,490
NY Dorm–Orange Regl Med Ctr†	4.00%		12/1/2021	BBB-		1,700	1,754,230
NYC IDA–Yankee Stadium (AGM)(c)	5.00%		3/1/2029	AA		2,000	2,557,720
OH Hosp Rev–University Hospitals	4.00%		1/15/2028	A		500	597,345
OH Hosp Rev–University Hospitals	5.00%		1/15/2026	A		500	604,840
OH Hosp Rev–University Hospitals	5.00%		1/15/2027	A		250	309,573
OK DFA–OU Med	5.00%		8/15/2025	Baa3		550	637,582
OK DFA–OU Med	5.00%		8/15/2026	Baa3		800	945,720
Oneida Co–Mohawk Valley Hlth (AGM)	5.00%		12/1/2027	AA		1,400	1,580,740
Oneida Co–Mohawk Valley Hlth (AGM)	5.00%		12/1/2028	AA		1,000	1,123,970
Oneida Co–Mohawk Valley Hlth (AGM)	5.00%		12/1/2029	AA		1,000	1,121,660
Owensboro Health	5.00%		6/1/2025	Baa3		1,400	1,571,934
PA Hgr Ed–UPenn Hlth	5.00%		8/15/2027	AA		1,250	1,597,325
PA Hgr Ed–UPenn Hlth	5.00%		8/15/2028	AA		1,565	2,043,467
Palomar Hlth	5.00%		11/1/2021	BBB		500	522,325
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2027	BBB-		5,000	5,922,350
Sante Fe Retirement Facs–El Castillo	2.25%		5/15/2024	BB+	(d)	600	583,260
SE Port Auth–Memorial Hlth	5.00%		12/1/2022	BB-	(d)	2,345	2,442,388

See Notes to Financial Statements.	29

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
South Miami Hlth Fac–Baptist Hlth	5.00%		8/15/2022	AA-		$1,000	$1,083,040
South Miami Hlth Fac–Baptist Hlth	5.00%		8/15/2023	AA-		1,350	1,520,667
Southcentral PA Auth–Wellspan Hlth	0.72% (MUNIPSA * 1 + .60%	)#	6/1/2049	Aa3		9,000	9,002,430
St Paul Hsg–HlthEast Care Sys	5.00%		11/15/2020	NR		1,255	1,261,990
Tampa Hlth–Baycare Health	4.00%		11/15/2033	Aa2		11,250	11,647,237
Tulsa Co Industrial Auth–Montereau	5.00%		11/15/2026	BBB-	(d)	500	545,000
WA HFC–CommonSpirit	1.52% (MUNIPSA * 1 + 1.40%	)#	1/1/2035	BBB+		2,000	1,975,020
WA Hlth–Fred Hutchinson Cancer Ctr	1.201% (1 Mo. LIBOR * .67 + 1.10%	)#	1/1/2042	A+		4,000	4,024,800
WA Hsg–Transforming Age†	2.375%		1/1/2026	BB	(d)	1,275	1,231,727
WI Hlth & Ed–American Baptist	3.50%		8/1/2022	NR		365	358,386
WI Hlth & Ed–Marshfield Hlth	5.00%#(b)		2/15/2052	A-		5,000	5,747,450
Total							261,869,329

Housing 3.76%
CA HFA–MFH	4.00%		3/20/2033	BBB+		1,681	1,860,556
CT State Hsg Fin Auth	4.00%		5/15/2049	AAA		5,325	6,064,003
MD State Hsg CDA	3.50%		3/1/2050	Aa1		9,965	11,001,360
MD State Hsg Dev Admn	4.00%		9/1/2049	Aa1		4,760	5,322,775
MI State Hsg Dev Auth	4.25%		12/1/2049	AA+		5,735	6,434,498
MN State Hsg Fin Agy (GNMA)	4.25%		7/1/2049	AA+		4,535	5,102,147
MO State Hsg Dev Cmmn (GNMA)	4.25%		5/1/2047	AA+		4,765	5,349,761
NC State Hsg Fin Agy (GNMA)	4.00%		1/1/2050	AA+		4,710	5,231,491
ND State Hsg Fin Agy	4.00%		1/1/2050	Aa1		4,910	5,608,006
NY Mortgage Rev	3.50%		4/1/2049	Aa1		2,040	2,200,466
NYC HDC	0.70%	#(b)	5/1/2060	AA+		2,000	1,998,320
OH State Fin Agy	4.50%		3/1/2050	Aaa		4,865	5,541,040
Phoenix IDA–ASU Std Hsg	5.00%		7/1/2023	Baa3		100	105,774
Phoenix IDA–ASU Std Hsg	5.00%		7/1/2026	Baa3		175	192,567
SC State Hsg Fin Auth	4.00%		1/1/2050	Aaa		4,635	5,253,309
TN HDA(c)	3.00%		1/1/2051	AA+	(d)	5,350	5,886,980
Total							73,153,053

Lease Obligations 3.26%
CA Pub Wks–Lease Rev	5.00%		10/1/2026	Aa3		1,500	1,897,305
CA Pub Wks–Lease Rev	5.00%		10/1/2027	Aa3		3,300	4,263,897
Comm of PA COPS	5.00%		7/1/2023	A		500	564,100

30	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Lease Obligations (continued)
Comm of PA COPS	5.00%		7/1/2025	A	$500	$598,935
NJ EDA–Sch Facs	5.00%		6/15/2021	BBB+	4,490	4,617,336
NJ EDA–Sch Facs	5.00%		3/1/2022	BBB+	2,310	2,440,053
NJ EDA–Sch Facs	5.00%		6/15/2022	BBB+	515	549,778
NJ EDA–Sch Facs	5.00%		6/15/2022	BBB+	900	960,777
NJ EDA–Sch Facs	5.00%		11/1/2022	BBB+	3,275	3,518,234
NJ EDA–Sch Facs	5.00%		3/1/2023	BBB+	3,565	3,869,273
NJ EDA–Sch Facs	5.00%		3/1/2025	BBB+	5,205	5,610,574
NJ EDA–Sch Facs	5.00%		6/15/2025	BBB+	1,250	1,434,787
NJ EDA–Sch Facs	5.00%		6/15/2026	BBB+	4,000	4,673,880
NJ Trans Trust Fund	5.00%		6/15/2021	A+	4,500	4,618,575
NJ Trans Trust Fund	5.00%		12/15/2023	BBB+	1,250	1,389,663
NJ Trans Trust Fund	5.00%		12/15/2024	BBB+	7,000	7,962,430
NJ Trans Trust Fund	5.00%		12/15/2025	BBB+	12,500	14,501,000
Total						63,470,597

Other Revenue 4.29%
Black Belt Energy Gas District: Gas Prepay
Revenue Bonds (Project #4)	4.00%	#(b)	12/1/2049	A3	12,325	14,137,514
CA St Infra–LA Co Museum of Art	0.754% (1 Mo. LIBOR * .70 + .65%	)#	12/1/2050	A3	4,000	3,998,680
Clifton Higher Ed–Intl Ldrshp Sch	5.25%		8/15/2026	NR	1,605	1,857,948
Clifton Higher Ed–Intl Ldrshp Sch	5.25%		8/15/2028	NR	1,920	2,199,475
IL Fin Auth–Navistar	6.75%	#(b)	10/15/2040	BB-	13,750	13,782,588
Indianapolis Local Pub Impt Bd Bk	5.00%		6/1/2022	A1	4,040	4,156,756
Lower AL Gas Dist–Goldman Sachs	4.00%	#(b)	12/1/2050	A3	19,250	22,056,265
Main St Nat Gas–Macquarie	5.00%		5/15/2025	A3	4,850	5,685,219
Maricopa Co–Legacy Schools†	4.00%		7/1/2029	Ba2	500	522,575
Patriots Energy Group–RBC	4.00%	#(b)	10/1/2048	Aa2	8,000	8,847,760
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2022	A3	5,800	6,331,280
Total						83,576,060

Special Tax 1.25%
Allentown Neighborhood Impt†	5.00%		5/1/2022	Ba3	555	574,297
Allentown Neighborhood Impt†	5.00%		5/1/2023	Ba3	190	200,382
Allentown Neighborhood Impt†	5.00%		5/1/2028	NR	4,550	4,892,297
CT Spl Tax–Trans Infra	5.00%		10/1/2022	A+	3,400	3,724,428
CT Spl Tax–Trans Infra	5.00%		1/1/2026	A+	5,000	6,134,500
NYC IDA–Yankee Stadium (AGM)(c)	5.00%		3/1/2030	AA	1,600	2,071,600

See Notes to Financial Statements.	31

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Special Tax (continued)
NYC IDA–Yankee Stadium (NPFGC)(FGIC)	1.866% (CPI Based	)#	3/1/2026	Baa1	$2,000	$1,999,720
Peninsula Town Center†	4.00%		9/1/2023	NR	210	210,928
Village CDD #12†	3.25%		5/1/2023	NR	500	509,645
Village CDD #13†(c)	1.875%		5/1/2025	NR	2,355	2,362,418
Village CDD #13	2.625%		5/1/2024	NR	250	253,475
Village CDD #13†(c)	2.625%		5/1/2030	NR	1,500	1,513,335
Total						24,447,025

Tax Revenue 7.47%
City of Sparks–Legends at Sparks Marina†	2.50%		6/15/2024	Ba2	135	134,287
City of Sparks–Legends at Sparks Marina†	2.75%		6/15/2028	Ba2	300	294,666
CT Spl Tax–Trans Infra	5.00%		5/1/2025	A+	850	1,023,545
CT Spl Tax–Trans Infra	5.00%		5/1/2026	A+	1,300	1,609,842
IL State Sales Tax	5.00%		6/15/2024	BBB	7,260	8,040,232
Jefferson Co–Sch Warrant	5.00%		9/15/2023	AA	2,000	2,267,560
MD Dept Trans	4.00%		9/1/2026	AAA	4,750	5,730,210
Nassau Co RANS	4.00%		3/15/2021	NR	12,000	12,200,880
NY Dorm–PIT	5.00%		3/31/2021	NR	57,000	58,372,560
Phildelphia SD TRANS	4.00%		6/30/2021	NR	12,000	12,336,600
SC Transportation Infra Bank	4.00%		10/1/2033	Aa3	12,000	12,312,360
TX State GO TRANS	4.00%		8/26/2021	NR	30,000	31,030,500
Total						145,353,242

Tobacco 2.01%
Los Angeles Co Tobacco	1.75%		6/1/2030	BBB+	750	756,645
Los Angeles Co Tobacco	5.00%		6/1/2024	A	600	697,422
Los Angeles Co Tobacco	5.00%		6/1/2025	A	650	780,676
Los Angeles Co Tobacco	5.00%		6/1/2026	A	1,125	1,386,821
PA Tob Settlement	5.00%		6/1/2022	A1	2,250	2,417,265
PA Tob Settlement	5.00%		6/1/2023	A1	1,125	1,257,908
PA Tob Settlement	5.00%		6/1/2024	A1	5,000	5,800,900
Railsplitter Tobacco Settlement Auth	5.25%		6/1/2021	A	16,010	16,514,315
Suffolk Tobacco Asset Sec Corp	5.375%		6/1/2028	NR	4,000	3,999,920
Tobacco Settlement Fin Corp NJ	3.20%		6/1/2027	BBB	3,875	3,961,722
TSASC	5.00%		6/1/2021	A	1,500	1,539,480
Total						39,113,074

32	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation 9.08%
Bay Area Toll Auth	0.757% (3 Mo. LIBOR * .70 + .55%	)#	4/1/2045	AA	$10,800	$10,800,432
Bay Area Toll Auth	1.37% (MUNIPSA * 1 + 1.25%	)#	4/1/2036	AA	2,375	2,392,575
Bay Area Toll Auth	4.00%		4/1/2029	AA-	1,200	1,415,280
Central TX Mobility Auth	4.00%		1/1/2022	BBB+	5,000	5,118,150
Central TX Mobility Auth	5.00%	#(b)	1/1/2045	A-	5,000	5,014,050
Chesapeake Bay Bridge Dist	5.00%		11/1/2023	BBB	9,000	10,103,670
Chicago O’Hare Arpt	5.00%		1/1/2029	A	2,500	2,634,750
Chicago O’Hare Arpt	5.00%		1/1/2031	A	4,750	4,999,898
Chicago Trans Auth	5.00%		6/1/2025	A	2,000	2,372,340
Cleveland Arpt (AGM)	5.00%		1/1/2022	AA	455	478,255
DFW Arpt	5.00%		11/1/2031	A1	9,450	9,487,422
E470 Pub Hwy Auth	0.517% (1 Mo. LIBOR * .67 + .42%	)#	9/1/2039	A	6,000	6,000,180
E470 Pub Hwy Auth	1.151% (1 Mo. LIBOR * .67 + 1.05%	)#	9/1/2039	A	2,000	2,005,720
Grand Parkway Trans Corp	5.00%		2/1/2023	BBB	10,030	11,003,211
Illinois St Toll Hwy Auth	5.00%		1/1/2024	AA-	7,215	8,239,097
LA Offshore Term Auth–LOOP	1.65%	#(b)	9/1/2027	A3	3,500	3,516,590
LA Offshore Term Auth–LOOP	2.00%	#(b)	10/1/2040	BBB+	2,000	2,022,780
MTA NY	5.00%		5/15/2021	NR	5,000	5,066,950
MTA NY	5.00%		5/15/2022	NR	7,050	7,254,450
MTA NY	5.00%		9/1/2022	NR	6,630	6,855,884
MTA NY	5.00%	#(b)	11/15/2045	A3	13,000	14,271,660
NC Tpk Auth–Triangle Exprs (AGM)	5.00%		1/1/2028	AA	1,500	1,845,525
NJ Tpk Auth	0.859% (1 Mo. LIBOR * .70 + .75%	)#	1/1/2030	A+	2,500	2,502,075
NJ Tpk Auth	5.00%		1/1/2027	A+	3,200	3,991,776
NJ Trans Trust Fund	1.32% (MUNIPSA * 1 + 1.20%	)#	6/15/2034	BBB+	10,030	10,033,711
NJ Trans Trust Fund	5.00%		6/15/2023	A+	7,210	7,926,458
PA Tpk Commn	5.00%		12/1/2025	A1	150	184,887
PA Tpk Commn	5.00%		12/1/2026	A1	400	507,252
Port Auth NY & NJ	5.00%		1/15/2041	Aa3	21,515	21,764,789
Port Auth NY & NJ–JFK IAT	5.00%		12/1/2020	Baa1	1,560	1,573,837
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%		11/15/2021	A+	1,650	1,744,842
TX Surface Trans Corp–I-635	4.00%		12/31/2030	Baa2	3,000	3,575,100
Total						176,703,596

See Notes to Financial Statements.	33

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Utilities 13.41%
American Muni Pwr–Hydroelec Proj	2.25%	#(b)	2/15/2048	A	$6,500	$6,535,165
American Muni Pwr–Prairie St TCRS (BAM)	5.25%		2/15/2030	AA	2,500	2,674,350
Appling Co Dev–Oglethorpe Power	1.50%	#(b)	1/1/2038	BBB+	1,250	1,257,875
Central Plains–Goldman Sachs	5.00%		9/1/2027	BBB+	1,305	1,623,798
Chicago Wastewater	5.00%		1/1/2021	A	1,000	1,010,820
Chicago Wastewater	5.00%		1/1/2022	A	2,000	2,108,900
Chicago Water	5.00%		11/1/2022	A	1,000	1,084,030
Chicago Water	5.00%		11/1/2022	A	5,680	6,157,290
Chicago Water (AGM)	5.00%		11/1/2028	AA	2,500	3,093,025
City of Rockport Poll Ctl–IN MI Pwr	3.05%		6/1/2025	A-	3,500	3,835,650
Cleveland Public Pwr (AGM)	5.00%		11/15/2026	AA	1,190	1,505,540
Cleveland Public Pwr (AGM)	5.00%		11/15/2027	AA	2,280	2,957,958
Cleveland Public Pwr (AGM)	5.00%		11/15/2028	AA	2,000	2,643,400
Cleveland Public Pwr (AGM)	5.00%		11/15/2029	AA	1,000	1,349,430
DE EDA–Delmarva Pwr & Light	1.05%	#(b)	1/1/2031	A	6,315	6,368,046
Detroit Water	5.00%		7/1/2021	AA-	420	435,011
Detroit Water	5.00%		7/1/2022	AA-	500	541,655
Escambia Co PCR–Gulf Power	2.60%		6/1/2023	A	3,000	3,170,790
Farmington Poll Ctl–NM Pub Svc	1.875%	#(b)	4/1/2033	BBB	4,000	4,046,640
Floyd CO Dev–GA Power	2.35%	#(b)	7/1/2022	Baa1	1,500	1,504,980
KY Muni Pwr–Prairie State Proj	3.45%	#(b)	9/1/2042	Baa1	1,700	1,725,177	(e)
KY PCR–KY Util Comp	1.55%	#(b)	9/1/2042	A1	11,250	11,261,250
KY Public Energy Auth–BP	4.00%	#(b)	1/1/2049	A1	1,775	1,990,024
KY Public Energy Auth–Morgan Stanley	4.00%	#(b)	4/1/2048	A3	3,110	3,434,466
LA Env Facs–E Baton Rouge Swr	0.875%	#(b)	2/1/2046	A+	15,000	14,890,200
Lehigh Co IDA–PPL Elec Util	1.80%	#(b)	2/15/2027	A1	10,660	10,799,220
Long Island Power Auth	0.85%	#(b)	9/1/2050	A	9,000	9,048,690
Long Island Power Auth	0.859% (1 Mo. LIBOR * .70 + .75%	)#	5/1/2033	A	10,000	9,997,300
Long Island Power Auth	5.00%		9/1/2026	A	500	630,320
Long Island Power Auth	5.00%		9/1/2027	A	500	645,070
Louisa VA IDA–VA Elec & Pwr CO	0.75%	#(b)	11/1/2035	NR	6,000	5,999,340
Louisa VA IDA–VA Elec & Pwr CO	1.90%	#(b)	11/1/2035	A2	5,000	5,169,850
Louisville/Jeff Co Poll Ctrl–Louisville	1.85%	#(b)	10/1/2033	A1	5,000	5,028,250
Main St Nat Gas–Citibank	4.00%	#(b)	3/1/2050	A3	15,000	17,430,600
Mason Cnty Poll Ctrl–Appalachian Power	2.75%		10/1/2022	A-	27,500	28,615,400
MEAG–Proj 1	5.00%		1/1/2021	A2	7,000	7,078,890

34	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Utilities (continued)
Monroe Dev Auth–Oglethorpe Power	1.50%	#(b)	1/1/2039	BBB+	$1,875	$1,886,813
Northern CA Gas–Goldman Sachs	4.00%	#(b)	7/1/2049	A3	5,000	5,556,350
NY Elec Sys–LIPA	1.65%	#(b)	9/1/2049	A	4,000	4,126,520
Philadelphia Gas Works	5.00%		8/1/2023	A	850	953,989
Philadelphia Gas Works	5.00%		8/1/2024	A	800	926,984
PR Aqueduct & Swr Auth	5.00%		7/1/2022	Ca	2,000	2,065,840
PR Elec Pwr Auth(f)	5.25%		7/1/2018	NR	2,000	1,412,500
Rockport IN Wtr Pollution Ctl	1.35%	#(b)	7/1/2025	A-	2,000	2,018,560
Rockport IN Wtr Pollution Ctl	1.35%	#(b)	7/1/2025	A-	2,150	2,170,124
SA Energy Acquisition Pub
Fac–Goldman Sachs	5.50%		8/1/2021	A3	4,350	4,528,524
San Antonio Elec & Gas	1.75%	#(b)	2/1/2049	Aa2	10,750	11,232,352
San Antonio Elec & Gas	2.75%	#(b)	2/1/2048	Aa2	8,000	8,393,040
San Antonio Water System	2.625%	#(b)	5/1/2049	AA	5,000	5,341,500
Wise Co IDA–VA Elec & Pwr CO	0.75%	#(b)	10/1/2040	A2	12,000	11,987,160
WV EDA–Appalachian Pwr	2.55%	#(b)	3/1/2040	A-	2,000	2,105,600
WV EDA–Appalachian Pwr	2.625%	#(b)	12/1/2042	A-	3,000	3,086,790
York Co VA IDA–VA Elec & Pwr CO	1.90%	#(b)	5/1/2033	A2	5,500	5,701,465
Total						261,142,511
Total Municipal Bonds (cost $1,709,403,189)						1,747,032,233

	Interest Rate#	Interest Rate Reset Date(g)	Final Maturity Date

SHORT-TERM INVESTMENTS 9.94%

Variable Rate Demand Notes 9.94%

Corporate-Backed 0.05%
PSL North America	3.66%	10/1/2020	11/1/2032	BBB-	1,000	1,000,000

General Obligation 1.35%
CA State GO	0.08%	9/30/2020	5/1/2034	AAA	5,000	5,000,000
NYC GO	0.12%	10/1/2020	12/1/2047	Aa1	600	600,000
NYC GO ARS	0.36%	10/1/2020	10/1/2046	Aa1	20,600	20,600,000
Total						26,200,000

See Notes to Financial Statements.	35

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2020

Investments	Interest Rate#	Interest Rate Reset Date(g)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Health Care 6.21%
AL Hlth Care Auth–Baptist Health	0.59%	10/1/2020	11/1/2042	A3	$17,055	$17,055,000
AR DFA–Baptist Mem Hlth	0.60%	10/1/2020	9/1/2044	BBB+	46,906	46,906,000
Lee Memorial Hlth System	0.32%	10/1/2020	4/1/2049	A+	18,780	18,780,000
NJ Hlth–Christian Hlth Care Ctr	0.23%	10/1/2020	7/1/2038	BBB+	5,515	5,515,000
NJ Hlth–Virtua Hlth	0.06%	10/1/2020	7/1/2043	AA+	2,000	2,000,000
NYC Muni Water	0.12%	10/1/2020	6/15/2045	AAA	6,145	6,145,000
WV United Health Sys	0.32%	10/1/2020	6/1/2033	A	24,540	24,540,000
Total						120,941,000

Lease Obligations 0.20%
Montgomery Co Pub Bldg Auth	0.14%	10/1/2020	11/1/2027	Aa2	3,880	3,880,000

Special Tax 0.11%
NYC TFA–Future Tax	0.13%	10/1/2020	8/1/2042	AAA	2,135	2,135,000

Tax Revenue 0.36%
NYC TFA–Future Tax	0.12%	10/1/2020	11/1/2044	AAA	3,000	3,000,000
NYC TFA–Future Tax	0.13%	10/1/2020	2/1/2045	AAA	1,000	1,000,000
NYC TFA–Future Tax	0.13%	9/30/2020	2/1/2045	AAA	3,000	3,000,000
Total						7,000,000

Transportation 0.45%
Triborough Brdg & Tunl Auth	0.14%	10/1/2020	1/1/2032	Aa1	8,800	8,800,000

Utilities 1.21%
Appling Co Dev–GA Power	0.17%	10/1/2020	9/1/2041	A-	9,750	9,750,000
NYC Muni Water	0.12%	9/30/2020	6/15/2050	AA+	1,300	1,300,000
NYC Muni Water	0.12%	10/1/2020	6/15/2045	AAA	4,020	4,020,000
NYC Muni Water	0.12%	10/1/2020	6/15/2045	AAA	4,025	4,025,000
NYC Muni Water	0.14%	10/1/2020	6/15/2049	AA+	2,000	2,000,000
NYC Muni Wtr	0.14%	10/1/2020	6/15/2049	AA+	2,365	2,365,000
Total						23,460,000
Total Short-Term Investments (cost $193,416,000)						193,416,000
Total Investments in Securities 99.68% (cost $1,902,819,189)						1,940,448,233
Cash and Other Assets in Excess of Liabilities 0.32%						6,254,651
Net Assets 100.00%						$1,946,702,884

36	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2020

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMBAC	Insured by–AMBAC Assurance Corporation.
BAM	Insured by–Build America Mutual.
COP	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by–Financial Guaranty Insurance Company.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NPFGC	Insured by–National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipts.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2020.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2020, the total value of Rule 144A securities was $28,571,538, which represents 1.47% of net assets.
(a)	Unaudited.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Securities purchased on a when-issued basis (See Note 2(g)).
(d)	This investment has been rated by Fitch IBCA.
(e)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(f)	Defaulted (non-income producing security).
(g)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Utilities	$–	$259,417,334	$1,725,177	$261,142,511
Remaining Industries	–	1,485,889,722	–	1,485,889,722
Short-Term Investments
Variable Rate Demand Notes	–	193,416,000	–	193,416,000
Total	$–	$1,938,723,056	$1,725,177	$1,940,448,233

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Financial Statements.	37

Schedule of Investments (concluded)

SHORT DURATION TAX FREE FUND September 30, 2020

A reconciliation of Level 3 investments is presented when the fund has a significant amount of Level 3 investments in relation to the Fund’s net assets. The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2019	$5,642,500
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	(29,189)
Purchases	–
Sales	–
Transfers into Level 3	1,754,366
Transfers out of Level 3	(5,642,500)
Balance as of September 30, 2020	$1,725,177
Change in unrealized appreciation/depreciation for the year ended September 30, 2020, related to Level 3 investments held at September 30, 2020	$(29,189)

38	See Notes to Financial Statements.

Schedule of Investments

INTERMEDIATE TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 99.28%

Corporate-Backed 8.28%

AL IDA–Office Max Rmkt AMT	6.45%	#(b)	12/1/2023	B1	$2,300	$2,300,023
Allegheny Co IDA–US Steel	4.875%		11/1/2024	B-	3,300	3,143,745
AZ IDA	3.625%		5/20/2033	BBB	14,770	15,441,530
Build NYC Res Corp–Pratt Paper AMT†	4.50%		1/1/2025	NR	3,280	3,486,115
Build NYC Res Corp–Pratt Paper AMT†	5.00%		1/1/2035	NR	550	602,965
Burke Co Dev–Oglethorpe Power	1.50%	#(b)	1/1/2040	BBB+	3,750	3,773,625
CA MFA–Waste Mgmt AMT	2.40%	#(b)	10/1/2044	A-	12,350	13,321,574
CA Poll Ctl–Waste Mgmt AMT	3.00%		11/1/2025	A-	9,850	10,767,133
Chandler AZ IDA–Intel Corp AMT	2.70%	#(b)	12/1/2037	A+	7,250	7,645,343
Citizens Property Insurance Corp	5.00%		6/1/2022	A+	12,500	13,165,500
Downtown Doral CDD†	4.25%		12/15/2028	NR	250	264,690
Downtown Doral CDD†	4.75%		12/15/2038	NR	625	695,763	(c)
FL DFC–Waste Pro AMT†	5.00%		5/1/2029	NR	1,640	1,752,684
Gloucester Co Poll Ctl–Logan AMT	5.00%		12/1/2024	BBB-	1,485	1,554,929
Greater Orlando Aviation–Jet Blue AMT	5.00%		11/15/2026	NR	2,980	3,055,454
Houston Arpt–United Airlines AMT	5.00%		7/1/2029	Ba3	2,295	2,334,726
IA Fin Auth–Iowa Fertilizer Co	3.125%		12/1/2022	BB-	1,875	1,901,475
IA Fin Auth–Iowa Fertilizer Co	5.25%		12/1/2025	BB-	10,000	10,556,200
IA Fin Auth–Iowa Fertilizer Co†	5.875%		12/1/2026	BB-	3,365	3,503,369
IL Fin Auth–Navistar†	4.75%	#(b)	10/15/2040	B3	11,250	11,452,837
IN Fin Auth–OVEC	3.00%		11/1/2030	Ba1	1,600	1,596,384
IN Fin Auth–OVEC	3.00%		11/1/2030	Ba1	2,000	1,995,480
IN Fin Auth–OVEC	3.00%		11/1/2030	Ba1	2,000	1,995,480
Indianapolis Local Pub Impt–IND Arpt AMT	5.00%		1/1/2026	A1	9,425	10,864,197
Indianapolis Local Pub Impt–IND Arpt AMT	5.00%		1/1/2027	A1	8,300	9,519,187
LA Citizens Property Insurance Corp (AGM)	5.00%		6/1/2022	AA	2,000	2,152,060
LA Env Facs–Westlake Chem	3.50%		11/1/2032	Baa2	9,850	10,531,620
LA St John Parish–Marathon Oil	2.125%	#(b)	6/1/2037	BBB-	6,850	6,900,485
LA St John Parish–Marathon Oil	2.20%	#(b)	6/1/2037	BBB-	7,500	7,536,225
LA St John Parish–Marathon Oil	2.375%	#(b)	6/1/2037	BBB-	5,975	6,060,204
Liberty Dev Corp–Goldman Sachs	5.25%		10/1/2035	A3	4,830	6,705,006
Love Field Arpt–Southwest Airlines AMT	5.00%		11/1/2028	Baa1	1,800	1,867,626
Martin Co IDA–Indiantown Cogen AMT†	4.20%		12/15/2025	A-	6,000	6,003,660
Matagorda Co Nav Dist–AEP TX Central	2.60%		11/1/2029	A-	3,800	4,036,968
Matagorda Co Nav Dist–AEP TX Central	4.00%		6/1/2030	A-	8,000	8,443,520

See Notes to Financial Statements.	39

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Corporate-Backed (continued)
Matagorda Co Nav Dist–AEP TX Central (AMBAC)	4.40%		5/1/2030	A-	$3,500	$4,234,545
MD EDC–Chesapeake Bay Hyatt(d)	5.00%		12/1/2016	NR	2,570	1,542,000	(c)
Met Govt Nashville & Davidson Cnty	4.00%		7/1/2034	AA	10,000	11,846,200
Mission Econ Dev Corp–Natgasoline AMT†	4.625%		10/1/2031	BB-	10,000	10,590,200
Nez Perce Co Poll Ctl–Potlatch	2.75%		10/1/2024	BBB-	10,500	10,691,520
NH National Fin Auth–Covanta†	3.625%	#(b)	7/1/2043	B1	980	973,258
NH National Fin Auth–Covanta AMT†	3.75%	#(b)	7/1/2045	B1	1,970	1,956,309
NH National Fin Auth–Covanta AMT†	4.00%		11/1/2027	B1	4,225	4,330,963
NH National Fin Auth–Hsg Sec	4.125%		1/20/2034	NR	4,956	5,356,927
Niagara Area Dev Corp–Covanta†	3.50%		11/1/2024	B1	4,650	4,721,796
Niagara Area Dev Corp–Covanta AMT†	4.75%		11/1/2042	B1	5,500	5,584,535
NJ EDA–Continental Airlines AMT	5.25%		9/15/2029	Ba3	11,320	11,580,813
NJ EDA–Continental Airlines AMT	5.50%		6/1/2033	Ba3	1,500	1,536,090
NJ EDA–Sch Facs	5.00%		6/15/2030	BBB+	2,000	2,299,620
NJ EDA–Sch Facs	5.00%		6/15/2033	BBB+	2,000	2,262,740
NY Energy RDA–NYSEGC	3.50%		10/1/2029	A-	8,200	9,306,836
NY Env Facs–Casella Waste	2.75%	#(b)	9/1/2050	B	1,600	1,613,984
NY Env Facs–Casella Waste AMT†	2.875%	#(b)	12/1/2044	B	2,000	1,970,560
NY Liberty Dev Corp–3 WTC†	5.15%		11/15/2034	NR	1,875	1,958,963
NY Liberty Dev Corp–3 WTC†	7.25%		11/15/2044	NR	1,920	1,995,648
NY Trans Dev Corp–American Airlines AMT	5.00%		8/1/2026	B-	3,000	3,007,770
NY Trans Dev Corp–American Airlines AMT	5.25%		8/1/2031	B-	2,300	2,377,349
NY Trans Dev Corp–American Airlines AMT	5.375%		8/1/2036	B-	1,850	1,922,021
NYC IDA–TRIPS AMT	5.00%		7/1/2022	BBB+	2,330	2,457,684
NYC IDA–TRIPS AMT	5.00%		7/1/2028	BBB+	3,500	3,669,960
OH Air Dev Auth–AEP	1.90%	#(b)	5/1/2026	BBB+	3,285	3,406,479
OH Air Dev Auth–AEP	2.40%	#(b)	12/1/2038	BBB+	4,500	4,661,910
OH Air Dev Auth–AEP AMT	2.50%	#(b)	11/1/2042	BBB+	5,800	6,166,966
OH Air Dev Auth–AEP AMT	2.60%	#(b)	6/1/2041	BBB+	19,250	19,831,157
OH Air Quality–Pratt Paper AMT†	3.75%		1/15/2028	NR	1,700	1,858,916
OH Air Quality–Pratt Paper AMT†	4.25%		1/15/2038	NR	4,955	5,337,278
OK DFA–Waste Mgmt	2.375%	#(b)	12/1/2021	A-	1,665	1,697,850
PA EDA–Covanta AMT†	3.25%		8/1/2039	B1	1,035	965,520
PA EDA–Procter & Gamble AMT	5.375%		3/1/2031	AA-	1,365	1,846,244
Parish of St James–Nustar Logistics†	5.85%	#(b)	8/1/2041	BB-	1,000	1,095,300
Parish of St James–Nustar Logistics†	6.10%	#(b)	6/1/2038	BB-	1,500	1,775,445

40	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Corporate-Backed (continued)
Parish of St James–Nustar Logistics†	6.10%	#(b)	12/1/2040	BB-	$2,500	$2,959,075
Richland Co Env Impt–Intl Paper AMT	3.875%		4/1/2023	BBB	6,715	7,224,534
Rockdale Co Dev Auth–Pratt Paper AMT†	4.00%		1/1/2038	NR	5,205	5,626,137
Salem Co Poll Ctl–Chambers AMT	5.00%		12/1/2023	BBB	6,300	6,611,976
Selma IDB–Intl Paper	2.00%	#(b)	11/1/2033	BBB	1,000	1,044,300
St Charles Parish–Valero Energy	4.00%	#(b)	12/1/2040	BBB	10,435	10,879,948
Tuscaloosa IDA–Hunt Refining†	5.25%		5/1/2044	NR	6,950	7,681,765
VA Small Bus Fing–Covanta AMT†	5.00%	#(b)	1/1/2048	B	440	448,215
Valdez Marine Term–BP	5.00%		1/1/2021	A1	10,000	10,118,500
Valparaiso Facs–Pratt Paper AMT	5.875%		1/1/2024	NR	740	792,355
Valparaiso Facs–Pratt Paper AMT	6.75%		1/1/2034	NR	5,000	5,660,250
Warren Co–Intl Paper	2.90%	#(b)	9/1/2032	BBB	7,500	7,946,025
West Pace Coop Dist(d)	9.125%		5/1/2039	NR	4,900	2,842,000	(c)
Whiting Env Facs–BP AMT	5.00%	#(b)	11/1/2045	A1	6,855	7,479,148
Whiting Env Facs–BP Rmkt	5.25%		1/1/2021	A1	5,000	5,062,350
WI PFA–American Dream†	5.00%		12/1/2027	NR	7,000	6,166,930
WI PFA–American Dream†	6.75%		12/1/2042	NR	5,000	4,309,300
WI PFA–Celanese AMT	5.00%		12/1/2025	BBB-	6,500	7,517,640
WI PFA–TRIPS AMT	5.25%		7/1/2028	BBB+	3,750	3,926,325
Total						459,655,911

Education 4.22%
CA Fin Auth–Biola Univ	5.00%		10/1/2028	Baa1	420	456,687
CA Fin Auth–Biola Univ	5.00%		10/1/2030	Baa1	430	465,264
CA State Univ Sys	5.00%		11/1/2026	Aa2	2,750	3,395,150
Cap Trust Ed–Renaissance Charter†	5.00%		6/15/2039	NR	2,160	2,287,116
Chicago Brd Ed	5.00%		12/1/2034	BB-	3,000	3,279,840
Chicago Brd Ed	5.00%		12/1/2036	BB-	9,000	9,772,830
Cleveland State Univ	5.00%		6/1/2024	A+	1,775	1,864,762
Clifton Higher Ed–Intl Ldrshp Sch	5.125%		8/15/2030	NR	3,500	3,966,725
CT Ed Facs–Univ of Hartford	4.00%		7/1/2039	BBB-	1,875	1,877,175
CT Hlth & Ed–Quinnipiac Univ	5.00%		7/1/2033	A-	8,230	9,420,799
Frederick Co Ed Fac–Mount St Mary’s Univ†	5.00%		9/1/2027	BB+	2,000	2,154,960
Frederick Co Ed Fac–Mount St Mary’s Univ†	5.00%		9/1/2032	BB+	2,400	2,581,152
Fulton Co Dev–GA Tech Athletic Assoc	5.00%		10/1/2022	A2	215	232,275
IL Fin Auth–IL Inst of Tech	4.00%		9/1/2035	Baa3	2,600	2,676,622
IL Fin Auth–IL Inst of Tech	5.00%		9/1/2030	Baa3	625	712,150
IL Fin Auth–IL Inst of Tech	5.00%		9/1/2031	Baa3	600	679,686

See Notes to Financial Statements.	41

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Education (continued)
IL Fin Auth–IL Inst of Tech	5.00%	9/1/2032	Baa3	$500	$563,110
IL Fin Auth–IL Inst of Tech	5.00%	9/1/2033	Baa3	1,000	1,119,670
IL Fin Auth–IL Inst of Tech	5.00%	9/1/2034	Baa3	2,620	2,922,872
IL Fin Auth–IL Inst of Tech	5.00%	9/1/2036	Baa3	3,225	3,571,752
IL Fin Auth–Loyola Univ Chicago	5.00%	7/1/2025	A+	8,620	9,267,448
IL Fin Auth–Noble Chtr Sch	5.00%	9/1/2025	BBB	1,500	1,632,300
IL Fin Auth–Univ Chicago	5.00%	10/1/2030	Aa2	8,000	9,237,360
MA DFA–Emerson Clg	5.00%	1/1/2026	BBB+	5,135	5,837,519
MA DFA–Emerson Clg	5.00%	1/1/2027	BBB+	2,700	3,055,725
MA DFA–Emerson Clg	5.00%	1/1/2028	BBB+	1,810	2,038,965
MA DFA–Emmanuel College	5.00%	10/1/2032	Baa2	5,000	5,697,350
Marietta Dev Auth–Life Univ†	5.00%	11/1/2037	Ba3	1,500	1,566,585
NC Cap Facs–High Point Univ	5.00%	5/1/2032	A-	2,500	2,545,925
Nova Southeastern Univ	5.00%	4/1/2037	A-	5,000	5,835,700
Nova Southeastern Univ	5.00%	4/1/2038	A-	2,500	2,909,675
NV Dept of Bus & Ind–Somerset Academy†	4.50%	12/15/2029	BB	710	737,647
NV Dept of Bus & Ind–Somerset Academy†	5.00%	12/15/2038	BB	1,000	1,031,320
NY Dorm–Mt Sinai Sch Med	5.00%	7/1/2026	A-	5,000	5,925,700
NY Dorm–Mt Sinai Sch Med	5.00%	7/1/2027	A-	10,000	11,795,200
NY Dorm–Pace Univ	5.00%	5/1/2021	BBB-	1,845	1,883,468
NY Dorm–Pace Univ	5.00%	5/1/2023	BBB-	980	1,062,702
NY Dorm–Pace Univ	5.00%	5/1/2026	BBB-	980	1,054,990
NY Dorm–PIT	4.00%	2/15/2034	AA+	5,000	5,679,600
NY Dorm–SUNY	5.00%	7/1/2026	Aa3	2,000	2,373,360
NY Dorm–SUNY	5.00%	7/1/2027	Aa3	500	589,455
NY Dorm–SUNY	5.00%	7/1/2027	Aa3	4,880	5,763,475
NY Dorm–SUNY	5.00%	7/1/2028	Aa3	4,110	4,828,264
NY Dorm–SUNY	5.00%	7/1/2029	Aa3	2,750	3,215,603
Penn State Univ	5.00%	9/1/2037	Aa1	2,545	3,330,362
Pima IDA–American Leadership Acad†	4.75%	6/15/2037	NR	4,500	4,542,930
Private Clgs & Univs Auth–SCAD	5.00%	4/1/2029	A3	1,500	1,673,955
Private Clgs & Univs Auth–SCAD	5.00%	4/1/2031	A3	1,360	1,507,927
Troy Cap Res Corp–RPI	5.00%	8/1/2024	A3	1,000	1,135,990
Troy Cap Res Corp–RPI	5.00%	8/1/2025	A3	2,630	3,068,631
Troy Cap Res Corp–RPI	5.00%	8/1/2026	A3	1,000	1,173,710
Troy Cap Res Corp–RPI	5.00%	8/1/2027	A3	1,600	1,865,648
Univ of Connecticut	5.00%	11/1/2032	A+	3,740	4,700,694

42	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Education (continued)
Univ of CT	5.00%		4/15/2031	A+	$8,605	$10,770,190
Univ of CT	5.00%		4/15/2035	A+	5,350	6,580,821
Univ of Houston	5.00%		2/15/2029	AA	10,280	12,491,742
Univ of Illinois (AGM)	4.00%		4/1/2033	AA	4,905	5,516,555
Univ of Illinois (AGM)	4.00%		4/1/2034	AA	5,100	5,716,029
Univ of North Carolina–Wilmington	5.00%		6/1/2023	A1	2,435	2,683,078
Univ of North Carolina–Wilmington	5.00%		6/1/2024	A1	2,560	2,909,082
VA Clg Bldg Auth	4.00%		9/1/2035	AA+	8,795	10,442,392
Wayne State Univ	4.00%		11/15/2034	Aa3	3,900	4,344,132
Total						234,019,801

Energy 0.48%
PEFA Gas	5.00%	#(b)	9/1/2049	A3	22,000	26,707,560

Financial Services 0.49%
Berks Co IDA–Tower Hlth	4.00%		11/1/2031	BBB+	2,280	2,368,988
Berks Co IDA–Tower Hlth	5.00%		11/1/2030	BBB+	1,315	1,469,526
MA Ed Fin Auth AMT	3.625%		7/1/2034	AA	15,000	15,454,950
NJ Higher Ed Assistance Auth AMT	3.75%		12/1/2030	Aaa	2,350	2,499,201
NJ Higher Ed Assistance Auth AMT	4.00%		12/1/2032	Aaa	2,690	2,881,555
NJ Higher Ed Assistance Auth AMT	4.00%		12/1/2034	Aaa	2,400	2,553,240
Total						27,227,460

General Obligation 17.58%
Barrington SD	4.00%		12/1/2036	AAA	2,650	3,094,537
Barrington SD	4.00%		12/1/2038	AAA	6,315	7,328,936
Barrington SD	4.00%		12/1/2039	AAA	2,000	2,314,540
Bay Area Rapid Transit Dist	2.00%		8/1/2040	AAA	7,500	7,371,900
Bay Area Rapid Transit Dist	3.00%		8/1/2038	AAA	1,500	1,654,575
Bellwood GO	5.875%		12/1/2027	A	5,000	5,546,050
Bellwood GO	6.15%		12/1/2032	A	3,770	4,167,773
CA State GO	0.87% (1 Mo. LIBOR * ..70 + .76%	)#	12/1/2031	Aa2	5,000	5,001,600
CA State GO	3.00%		10/1/2033	Aa2	14,150	15,863,423
CA State GO	3.00%		11/1/2035	Aa2	3,250	3,623,165
CA State GO	4.00%		3/1/2036	Aa2	21,330	25,639,300
CA State GO	4.00%		10/1/2036	Aa2	5,000	6,018,050
CA State GO	4.00%		3/1/2046	Aa2	3,500	4,081,490
CA State GO	5.00%		10/1/2027	Aa2	10,000	11,151,500
CA State GO	5.00%		9/1/2030	Aa2	10,000	12,040,400

See Notes to Financial Statements.	43

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation (continued)
CA State GO	5.00%	4/1/2032	Aa2	$13,850	$19,332,938
CA State GO (AGM)	5.25%	8/1/2032	AA	20,000	28,251,800
Chabot/Las Positas CCD	5.00%	8/1/2023	AA	3,000	3,412,470
Chicago Brd Ed	5.00%	12/1/2029	BB-	3,000	3,383,400
Chicago Brd Ed	5.00%	12/1/2030	BB-	3,500	3,940,055
Chicago Brd Ed	5.00%	12/1/2030	BB-	5,100	5,719,038
Chicago Brd Ed	5.00%	12/1/2031	BB-	1,500	1,667,250
Chicago Brd Ed	5.00%	12/1/2031	BB-	3,100	3,107,936
Chicago Brd Ed	5.00%	12/1/2032	BB-	4,845	5,352,514
Chicago Brd Ed	5.00%	12/1/2033	BB-	900	990,045
Chicago Brd Ed	5.00%	12/1/2034	BB-	475	521,127
Chicago Brd Ed	5.00%	12/1/2035	BB-	450	491,778
Chicago Brd Ed	5.00%	12/1/2046	BB-	7,500	8,002,125
Chicago Brd Ed†	6.75%	12/1/2030	BB-	5,000	6,230,900
Chicago Brd Ed (AGM)	5.00%	12/1/2027	AA	2,860	3,542,939
Chicago GO	5.00%	1/1/2022	BBB+	7,770	7,995,175
Chicago GO	5.00%	1/1/2024	BBB+	15,000	15,769,650
Chicago GO	5.00%	1/1/2025	BBB+	7,000	7,435,470
Chicago GO	5.00%	1/1/2028	BBB+	6,900	7,470,009
Chicago GO	5.00%	1/1/2029	BBB+	7,750	8,397,667
Chicago GO	5.00%	1/1/2030	BBB+	2,000	2,170,480
Chicago GO	5.00%	1/1/2031	BBB+	2,210	2,308,588
Chicago GO	5.00%	1/1/2034	BBB+	7,625	7,801,747
Chicago GO	5.125%	1/1/2027	BBB+	3,100	3,280,730
Chicago GO	5.25%	1/1/2028	BBB+	3,845	4,071,048
Chicago GO	5.50%	1/1/2037	BBB+	1,250	1,311,163
Chicago GO	5.50%	1/1/2049	BBB+	3,750	4,030,875
Chicago GO	5.625%	1/1/2030	BBB+	1,835	2,007,600
Chicago GO	5.75%	1/1/2033	BBB+	7,000	7,612,150
Chicago GO	6.00%	1/1/2038	BBB+	12,840	14,045,034
Chicago GO (NPFGC)(FGIC)	Zero Coupon	1/1/2031	BBB+	2,260	1,621,075
Chicago Met Water Reclmtn Dist	5.00%	12/1/2027	AA+	4,600	5,732,336
Chicago Met Water Reclmtn Dist	5.00%	12/1/2028	AA+	6,715	8,313,439
Chicago Met Water Reclmtn Dist	5.25%	12/1/2034	AA+	10,465	15,028,054
City of Schaumburg	3.00%	12/1/2031	AAA	1,300	1,382,030
City of Skokie	3.00%	12/1/2029	Aa2	1,080	1,218,380
Clackamas Co Sch Dist–North Clackamas	5.00%	6/15/2025	AA+	1,450	1,703,692

44	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation (continued)
Clark Co GO	4.00%	6/1/2037	AA+	$6,890	$8,097,610
Clark Co GO	5.00%	11/1/2027	AA+	10,775	12,850,696
Clark Co Sch Dist (AGM)	3.00%	6/15/2037	AA	12,195	12,833,042
Clark Co SD (AGM)	4.00%	6/15/2036	AA	1,250	1,474,488
Clark Co SD (AGM)	5.00%	6/15/2028	AA	1,000	1,281,670
Clark Co SD (AGM)	5.00%	6/15/2029	AA	1,750	2,286,620
Clark Co SD (AGM)	5.00%	6/15/2031	AA	650	855,758
Clark Co SD (AGM)	5.00%	6/15/2033	AA	1,380	1,792,551
Cook Co GO	5.00%	11/15/2020	A+	5,000	5,025,750
Cook Co GO	5.00%	11/15/2021	A+	5,000	5,240,450
Cook Co GO	5.00%	11/15/2025	A+	6,000	6,481,680
Cook Co GO	5.25%	11/15/2023	A+	10,510	11,028,458
CT State GO	4.00%	1/15/2034	A1	7,230	8,568,707
CT State GO	4.00%	1/15/2036	A1	20,000	23,495,800
CT State GO	4.00%	4/15/2037	A1	1,825	2,116,361
CT State GO	4.00%	6/15/2037	A1	775	887,670
CT State GO	5.00%	10/15/2028	A1	12,500	15,390,875
CT State GO	5.00%	1/15/2030	A1	12,500	16,676,875
CT State GO	5.00%	6/15/2032	A1	2,000	2,523,140
CT State GO	5.00%	11/15/2033	A1	3,000	3,535,410
CT State GO	5.00%	6/15/2034	A1	1,100	1,375,583
CT State GO	5.00%	6/15/2035	A1	1,125	1,402,020
CT State GO	5.00%	4/15/2036	A1	1,150	1,453,612
Deforest Sch Dist	3.00%	4/1/2038	AA+	4,000	4,314,320
Eaton Area Pk & Rec Dist	5.50%	12/1/2030	NR	240	249,552
Fresno USD (NPFGC)(FGIC)	5.25%	2/1/2024	A+	3,285	3,784,911
Geneva USD	5.00%	1/1/2028	AA+	1,125	1,424,441
Geneva USD	5.00%	1/1/2029	AA+	2,200	2,770,152
Geneva USD	5.00%	1/1/2030	AA+	1,400	1,753,234
HI State GO	5.00%	8/1/2026	AA+	7,590	8,914,227
Hinsdale GO	4.00%	1/15/2037	AAA	6,065	7,072,093
Houston GO	5.00%	3/1/2024	AA	2,000	2,316,760
Howard Co GO	3.00%	8/15/2036	AAA	1,910	2,107,284
Howard Co GO	3.00%	8/15/2037	AAA	2,255	2,479,711
Howard Co GO	3.00%	8/15/2038	AAA	1,500	1,644,465
IL State GO	5.00%	7/1/2022	BBB-	6,500	6,790,680
IL State GO	5.00%	8/1/2023	BBB-	5,350	5,656,287

See Notes to Financial Statements.	45

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation (continued)
IL State GO	5.00%	8/1/2024	BBB-	$14,565	$15,091,816
IL State GO	5.00%	11/1/2027	BBB-	5,000	5,454,900
IL State GO	5.00%	2/1/2028	BBB-	13,620	14,867,456
IL State GO	5.00%	11/1/2029	BBB-	2,800	3,009,244
IL State GO	5.00%	10/1/2032	BBB-	8,300	8,881,083
IL State GO	5.00%	10/1/2033	BBB-	5,000	5,311,700
IL State GO	5.25%	5/1/2023	BBB-	5,000	5,301,250
IL State GO	5.25%	7/1/2030	BBB-	5,430	5,646,711
IL State GO	5.25%	2/1/2034	BBB-	3,295	3,411,610
IL State GO	5.50%	5/1/2030	BBB-	3,395	3,886,392
IL State GO	5.50%	7/1/2038	BBB-	5,000	5,173,900
IL State GO	5.50%	5/1/2039	BBB-	11,000	12,054,350
LA State GO	5.00%	5/1/2028	AA-	11,180	13,299,169
LA State GO	5.00%	3/1/2031	AA-	5,000	6,557,350
Lake Cnty IL Sch Dist #113	4.00%	1/1/2032	Aaa	4,130	4,948,896
Lake Co GO	3.50%	11/30/2031	AAA	1,825	1,966,073
Lane Co Sch Dist #4J	4.00%	6/15/2034	Aa1	9,000	10,260,990
Lubbock GO	5.00%	2/15/2026	AA+	11,810	14,097,125
Luzerne Co GO (AGM)	5.00%	11/15/2022	AA	2,250	2,461,973
Luzerne Co GO (AGM)	5.00%	11/15/2023	AA	2,500	2,831,650
Luzerne Co GO (AGM)	5.00%	11/15/2024	AA	4,000	4,684,040
Memphis TN GO	4.00%	5/1/2038	AA	6,395	7,493,789
MI Strategic Fund–I-75 AMT (AGM)	4.25%	12/31/2038	AA	2,500	2,851,475
Miami-Dade Co GO	5.00%	7/1/2038	AA	4,830	6,200,609
MS State GO	3.00%	10/1/2034	AA	6,650	7,357,427
Nassau Co GO (AGM)	5.00%	1/1/2026	AA	10,000	12,199,500
NJ State GO	5.00%	6/1/2027	A-	3,650	4,546,586
NJ State GO	5.00%	6/1/2029	A-	5,000	6,147,200
NV State GO	5.00%	11/1/2026	AA+	7,500	9,072,975
NY Dorm–Sch Dist (AGM)	5.00%	10/1/2023	AA	2,500	2,824,175
NY Dorm–Sch Dist (AGM)	5.00%	10/1/2031	AA	5,370	6,824,357
NYC GO	5.00%	10/1/2021	Aa1	6,000	6,288,000
NYC GO	5.00%	8/1/2022	AA	220	228,778
NYC GO	5.00%	8/1/2022	NR	9,790	10,183,950
NYC GO	5.00%	8/1/2025	Aa1	12,000	13,540,440
NYC GO	5.00%	8/1/2026	Aa1	5,235	5,548,891
NYC GO	5.00%	8/1/2032	Aa1	1,750	2,197,265

46	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation (continued)
NYC GO	5.00%		10/1/2032	Aa1	$3,500	$4,455,605
NYC GO	5.00%		10/1/2033	Aa1	4,500	5,685,750
NYC GO	5.00%		12/1/2041	Aa1	14,000	16,685,900
NYC IDA–Yankee Stadium (AGM)(e)	3.00%		3/1/2040	AA	5,000	5,147,200
PA State GO	4.00%		3/1/2035	Aa3	12,500	14,605,250
PA State GO	4.00%		3/1/2038	Aa3	8,020	9,276,574
PA State GO	5.00%		1/15/2028	Aa3	10,000	12,569,000
Peralta CCD	5.00%		8/1/2021	AA-	3,000	3,117,390
Perris UHSD (AGM)	4.00%		9/1/2037	AA	2,000	2,377,760
Perris UHSD (AGM)	4.00%		9/1/2039	AA	5,050	5,956,475
Perris UHSD (AGM)	4.00%		9/1/2040	AA	1,935	2,272,116
Philadelphia GO	5.00%		2/1/2030	A	2,750	3,582,287
Philadelphia GO	5.00%		2/1/2031	A	2,500	3,229,375
Philadelphia GO	5.00%		2/1/2032	A	1,750	2,246,580
Philadelphia GO	5.00%		2/1/2033	A	2,500	3,188,800
Philadelphia Sch Dist	5.00%		9/1/2026	A2	500	612,665
Philadelphia Sch Dist	5.00%		9/1/2027	A2	600	752,436
Philadelphia Sch Dist	5.00%		9/1/2028	A2	500	639,000
Philadelphia Sch Dist	5.00%		9/1/2030	A2	2,500	3,229,325
Philadelphia Sch Dist	5.00%		9/1/2031	A2	2,500	3,196,125
Philadelphia Sch Dist	5.00%		9/1/2032	A2	3,200	4,038,336
Philadelphia Sch Dist (AGM)	5.00%		6/1/2030	AA	5,000	6,103,200
Philadelphia Sch Dist (AGM)	5.00%		6/1/2031	AA	5,000	6,057,000
PR Comwlth GO (AGM)	5.00%		7/1/2035	AA	2,115	2,206,135
PR Comwlth GO (AGM)	5.25%		7/1/2024	AA	855	877,008
PR Comwlth GO TCRS (AMBAC)	4.50%		7/1/2023	Ca	935	936,169
PR Pub Bldg Auth GTD (AMBAC)	10.00%	#(b)	7/1/2035	Ca	4,245	4,506,662
Reedy Creek Impt Dist GO	4.00%		6/1/2031	AA-	2,240	2,627,744
RI State GO	5.00%		8/1/2029	AA	7,500	9,544,800
Romeoville GO	4.00%		12/30/2036	Aa2	4,725	5,499,805
Romeoville GO	4.00%		12/30/2037	Aa2	3,800	4,393,370
VT EDA–Casella Waste AMT†	4.625%	#(b)	4/1/2036	B	750	832,403
WA State GO	5.00%		8/1/2022	Aaa	14,245	14,825,484
Wake Co Ltd Ob	4.00%		12/1/2031	AA+	5,000	5,870,500
Williamson Co GO	3.00%		2/15/2034	AAA	13,400	14,845,726
Total						976,195,939

See Notes to Financial Statements.	47

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care 13.42%
Allegheny Co Hosp Auth–UPMC	4.00%		7/15/2038	A		$4,950	$5,639,436
Allegheny County Health Network	5.00%		4/1/2030	A		4,750	5,891,805
Allegheny County Health Network	5.00%		4/1/2031	A		6,000	7,403,220
Antelope Valley Hlth	5.00%		3/1/2031	Ba3		7,000	7,385,630
AR DFA–Baptist Mem Hlth	1.67% (MUNIPSA * 1 + 1.55%	)#	9/1/2044	BBB+		12,000	11,909,040
Atlantic Beach Hlth Facs–Fleet Landing	5.00%		11/15/2028	BBB	(f)	2,020	2,166,187
AZ Hlth Facs–Phoenix Childrens Hsp	5.00%		2/1/2030	A1		6,000	6,317,820
Blaine Sr Hsg & Hlthcare–Crest View	5.125%		7/1/2025	NR		3,075	2,977,276
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2022	BBB+		1,540	1,672,779
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2023	BBB+		1,000	1,085,570
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2024	BBB+		2,000	2,168,480
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2025	BBB+		4,880	5,282,502
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2026	BBB+		3,705	4,000,103
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2029	BBB+		1,300	1,394,432
CA Hlth–Lucile Packard Childrens Hsp	5.00%		8/15/2032	A+		1,250	1,489,438
CA Hlth–Sutter Hlth	5.00%		11/15/2032	A+		2,000	2,487,540
CA Hlth–Sutter Hlth	5.00%		11/15/2033	A+		2,450	3,034,913
CA Hlth–Sutter Hlth	5.00%		11/15/2034	A+		3,350	4,139,829
CA Hlth Facs–Cedars-Sinai Med Ctr	5.00%		11/15/2026	Aa3		5,000	6,140,700
CA Muni Fin–Cmnty Med Ctrs	5.00%		2/1/2030	A-		3,305	3,765,519
CA Stwde–Loma Linda Univ Med Ctr†	5.00%		12/1/2033	BB-		1,000	1,144,180
CA Stwde–Loma Linda Univ Med Ctr†	5.25%		12/1/2038	BB-		1,500	1,715,145
Camden Co Impt Auth–Cooper Hlth	5.00%		2/15/2023	BBB+		3,000	3,273,570
Camden Co Impt Auth–Cooper Hlth	5.00%		2/15/2024	BBB+		3,730	4,206,097
Camden Co Impt Auth–Cooper Hlth	5.00%		2/15/2025	BBB+		1,250	1,406,713
Camden Co Impt Auth–Cooper Hlth	5.00%		2/15/2027	BBB+		1,000	1,117,750
City of Oroville–Oroville Hsp	5.25%		4/1/2034	BB		2,300	2,559,532
Clarke Co Hsp–Piedmont Hlth	5.00%		7/1/2029	AA-		7,090	8,528,845
Clarke Co Hsp–Piedmont Hlth	5.00%		7/1/2030	AA-		4,500	5,389,290
CO Hlth Fac Auth–CommonSpirit	4.00%		8/1/2039	BBB+		2,500	2,819,325
CO Hlth Facs–Valley View Hosp	2.80%	#(b)	5/15/2042	A-		2,380	2,485,767
CO Hlth Facs Auth–Commonspirit	5.00%		8/1/2031	BBB+		3,000	3,770,910
CO Hlth Facs–Adventhealth Obligated	4.00%		11/15/2043	AA		6,715	7,675,984
CT Hlth & Ed–Griffin Hosp†	5.00%		7/1/2032	BB+		370	423,517
CT Hlth & Ed–Griffin Hosp†	5.00%		7/1/2034	BB+		225	253,485
CT Hlth & Ed–Griffin Hosp†	5.00%		7/1/2039	BB+		1,000	1,089,820

48	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
CT Hlth & Ed–Trinity Hlth Corp	5.00%		12/1/2041	AA-		$5,150	$6,028,899
CT Hlth & Ed Fac Auth–Nuvance Hlt	4.00%		7/1/2034	A-		1,750	1,940,558
CT Hlth & Ed Fac Auth–Nuvance Hlt	4.00%		7/1/2035	A-		2,500	2,761,300
CT Hlth & Ed Fac Auth–Nuvance Hlt	5.00%		7/1/2028	A-		5,000	6,135,350
CT Hlth & Ed Fac Auth–Nuvance Hlt	5.00%		7/1/2029	A-		5,250	6,536,092
Cuyahoga Co Hsp–Metrohealth	5.00%		2/15/2037	BBB-		5,000	5,750,000
DC Hsp–Childrens Ntl Hsp	5.00%		7/15/2026	A1		1,700	2,046,103
Decatur Hsp–Wise Hlth	5.00%		9/1/2034	BBB-		4,825	5,248,345
Decatur Hsp–Wise Hlth	5.25%		9/1/2029	BBB-		800	891,768
Duluth EDA–St Lukes Hsp	5.75%		6/15/2032	NR		4,250	4,487,830
Eisenhower Med Ctr	5.00%		7/1/2029	Baa2		900	1,078,326
Eisenhower Med Ctr	5.00%		7/1/2031	Baa2		1,500	1,781,850
Eisenhower Med Ctr	5.00%		7/1/2033	Baa2		1,000	1,170,180
Fairfax Co EDA–Vinson Hall	4.50%		12/1/2032	BBB+	(f)	2,500	2,610,750
Franklin Co IDA–Menno-Haven	5.00%		12/1/2031	NR		1,000	1,101,930
Franklin Co IDA–Menno-Haven	5.00%		12/1/2033	NR		1,000	1,086,780
Franklin Co IDA–Menno-Haven	5.00%		12/1/2038	NR		1,000	1,071,920
Gainesville & Hall Co Hsp–NE GA Hlth	5.00%		2/15/2033	A		9,465	12,075,636
Geisinger Health	4.00%		4/1/2039	AA-		8,000	9,285,040
Geisinger Health	5.00%	#(b)	4/1/2043	AA-		10,000	13,020,100
Glendale IDA–Beatitudes	5.00%		11/15/2036	NR		1,500	1,579,725
Greeneville Hlth–Ballad Hlth	5.00%		7/1/2035	A-		3,300	3,980,097
Greeneville Hlth–Ballad Hlth	5.00%		7/1/2036	A-		3,000	3,604,530
Greeneville Hlth–Ballad Hlth	5.00%		7/1/2037	A-		10,000	11,976,900
Guadalupe Co–Seguin City Hospital	5.25%		12/1/2035	BB		3,000	3,298,380
Harris Co Cultural Ed–Brazos	4.00%		1/1/2023	BBB-	(f)	735	748,355
Harris Co Cultural Ed–Brazos	6.375%		1/1/2033	BBB-	(f)	1,385	1,473,640
HI Dept Budget–Kahala Nui	5.00%		11/15/2027	A	(f)	1,500	1,623,870
IA Fin Auth–Iowa Fertilizer Co	5.25%	#(b)	12/1/2050	BB-		8,095	8,559,248
IL Fin Auth–Ascension Health	4.00%		2/15/2033	AA+		5,000	5,652,900
IL Fin Auth–Centegra Hlth	5.00%		9/1/2034	AA+		1,015	1,148,056
IL Fin Auth–Northshore Univ Hlth	5.00%		8/15/2031	AA-		2,000	2,659,880
IL Fin Auth–Northshore Univ Hlth	5.00%		8/15/2033	AA-		1,250	1,637,363
IL Fin Auth–Northwestern Mem Hlth	5.00%		7/15/2029	AA+		1,000	1,267,950
IL Fin Auth–Plymouth Place	5.00%		5/15/2030	BB+	(f)	1,690	1,769,278
IL Fin Auth–Silver Cross Hsp	5.00%		8/15/2035	A3		4,500	5,096,475
Jefferson Co Hlth–Norton Healthcare	4.00%		10/1/2039	A		1,185	1,347,511

See Notes to Financial Statements.	49

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
Karnes Co Hsp Dist	5.00%		2/1/2024	A	(f)	$1,400	$1,502,046
Karnes Co Hsp Dist	5.00%		2/1/2034	A	(f)	1,000	1,086,240
Kirkwood IDA–Aberdeen Heights	5.25%		5/15/2037	BB	(f)	2,000	2,139,240
KY EDFA–Masonic Homes	5.375%		11/15/2032	NR		2,385	2,405,010
KY EDFA–Owensboro Hlth	5.00%		6/1/2029	Baa3		4,235	4,821,505
KY EDFA–Owensboro Hlth	5.00%		6/1/2032	Baa3		6,000	6,730,860
Lee Memorial Hlth System	5.00%		4/1/2036	A+		4,535	5,638,819
Lehigh Co–Lehigh Valley Health Network	5.00%		7/1/2029	A+		4,300	5,582,045
MA DFA–Beth Israel Lahey Hlth	5.00%		7/1/2034	A		1,000	1,262,530
MA DFA–Beth Israel Lahey Hlth	5.00%		7/1/2036	A		2,000	2,504,620
MA DFA–Atrius Hlth	5.00%		6/1/2039	BBB		1,250	1,482,388
MA DFA–Partners Hlthcare Sys	5.00%		7/1/2030	AA-		9,660	12,118,084
MA DFA–Wellforce Hlth	4.00%		7/1/2035	BBB+		2,000	2,175,140
MA DFA–Wellforce Hlth	4.00%		7/1/2037	BBB+		3,930	4,242,199
MA DFA–Wellforce Hlth	5.00%		7/1/2038	BBB+		1,000	1,167,180
MA DFA–Wellforce Hlth	5.00%		7/1/2039	BBB+		2,250	2,622,352
Maricopa Cnty AZ IDA–Banner Health	5.00%		1/1/2028	AA-		5,000	6,388,350
Maricopa Co IDA–Honor Health	5.00%		9/1/2033	A2		500	614,745
Maricopa Co IDA–Honor Health	5.00%		9/1/2034	A2		1,000	1,226,290
Maricopa Co IDA–Honor Health	5.00%		9/1/2035	A2		1,000	1,221,620
Maricopa Co IDA–Honor Health	5.00%		9/1/2036	A2		1,800	2,190,402
MD Hlth & Hi Ed–Mercy Med Ctr	5.00%		7/1/2031	BBB+		1,100	1,156,199
MD Hlth & HI ED–Univ of MD Med	5.00%	#(b)	7/1/2045	A		6,500	8,072,545
ME Hlth & HI Ed–Mainegeneral Hlth	6.00%		7/1/2026	Ba3		7,755	7,945,773
Meadville Med Center	6.00%		6/1/2036	NR		3,830	4,250,189
Met Nash/Davidson Hlth–Vanderbilt Med	5.00%		7/1/2031	A3		1,300	1,545,050
MI Fin Auth–Crittenton Hospital	5.00%		6/1/2022	NR		2,960	3,195,379
MI Fin Auth–Crittenton Hospital	5.00%		6/1/2027	NR		7,250	7,826,520
MI Fin Auth–Trinity Health	4.00%		12/1/2039	AA-		7,065	8,159,368
MI Fin Auth–Trinity Health	5.00%		12/1/2035	AA-		5,000	6,132,150
Miami Beach Hlth–Mt Sinai Med Ctr	5.00%		11/15/2030	Baa1		1,500	1,690,410
Miami Dade Co Hlth–Miami Childrens Hsp	5.125%		8/1/2037	A		12,150	13,199,031
Miami Dade Co Hlth–Miami Childrens Hsp	5.25%		8/1/2042	A		8,855	9,640,527
Montgomery Co IDA–Einstein Hlthcare	5.00%		1/15/2024	Ba1		4,000	4,297,320
Montgomery Co IDA–Einstein Hlthcare	5.25%		1/15/2026	Ba1		2,000	2,199,400
Montgomery Co IDA–Einstein Hlthcare	5.25%		1/15/2028	Ba1		3,000	3,264,270
Montgomery Co IDA–Jefferson Hlth	4.00%		9/1/2036	A		1,350	1,497,177

50	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
Montgomery Co IDA–Jefferson Hlth	4.00%		9/1/2038	A		$2,250	$2,478,510
Montgomery Co IDA–Jefferson Hlth	4.00%		9/1/2039	A		4,140	4,546,465
Montgomery Co IDA–Whitemarsh	4.00%		1/1/2023	NR		655	660,083
Montgomery Co IDA–Whitemarsh	5.00%		1/1/2030	NR		2,000	2,049,780
Moon IDC–Baptist Homes Soc	5.125%		7/1/2025	NR		4,600	4,817,396
Muskingum Co Hsp–Genesis Hlthcare	5.00%		2/15/2033	BB+		10,500	11,006,205
Nassau Co LEAC–Winthrop Univ Hsp	5.00%		7/1/2027	A3		3,000	3,254,880
NC Med–Lutheran Svcs	4.75%		3/1/2032	NR		2,550	2,580,855
NC Med–Southminster	5.00%		10/1/2031	NR		1,750	1,843,450
New Hope Cult Ed Facs–Crestview	5.00%		11/15/2031	BB+	(f)	850	901,068
New Hope Ed Facs–Childrens Hlth	5.00%		8/15/2026	Aa3		2,000	2,473,780
New Hope Ed Facs–Childrens Hlth	5.00%		8/15/2028	Aa3		3,170	3,993,566
NJ Hlth–Hackensack Meridian Hlth	5.00%		7/1/2028	AA-		5,500	6,862,240
NJ Hlth–St Josephs Hlth	5.00%		7/1/2028	BBB-		1,300	1,520,623
NJ Hlth–St Josephs Hlth	5.00%		7/1/2029	BBB-		1,605	1,867,883
NJ Hlth–St Josephs Hlth	5.00%		7/1/2030	BBB-		1,100	1,274,526
NJ Hlth–St Josephs Hlth	5.00%		7/1/2031	BBB-		1,110	1,280,918
NJ Hlth–St Peters Univ Hsp	5.25%		7/1/2021	BB+		545	546,428
NJ Hlth–St Peters Univ Hsp	5.75%		7/1/2037	BB+		6,500	6,520,345
NJ Hlth–St Peters Univ Hsp	6.00%		7/1/2026	BB+		5,500	5,660,600
NJ Hlth–St Peters Univ Hsp	6.25%		7/1/2035	BB+		2,050	2,109,676
NJ Hlth–Univ Hosp (AGM)	5.00%		7/1/2028	AA		2,000	2,291,760
NJ Hlth Fin Auth–Valley Health	4.00%		7/1/2036	A		1,000	1,158,810
NJ Hlth Fin Auth–Valley Health	4.00%		7/1/2037	A		1,000	1,154,610
NJ Hlth Fin Auth–Valley Health	5.00%		7/1/2029	A		1,000	1,293,380
NM Hsp–Haverland	5.00%		7/1/2032	BBB-	(f)	1,000	1,018,350
Norfolk EDA–Sentara Hlth	5.00%	#(b)	11/1/2048	AA		5,500	7,074,980
NY Dorm–Catholic Hlth	4.00%		7/1/2037	BBB		1,100	1,223,486
NY Dorm–Catholic Hlth	4.00%		7/1/2039	BBB		1,000	1,105,290
NY Dorm–Catholic Hlth	4.00%		7/1/2040	BBB		850	936,768
NY Dorm–Catholic Hlth	5.00%		7/1/2036	BBB		1,945	2,339,971
NY Dorm–Montefiore	4.00%		8/1/2036	BBB		1,780	1,953,425
NY Dorm–Montefiore	4.00%		9/1/2036	BBB		1,005	1,116,455
NY Dorm–Montefiore	4.00%		8/1/2037	BBB		650	711,048
NY Dorm–Montefiore	4.00%		8/1/2038	BBB		900	978,345
NY Dorm–Montefiore	4.00%		9/1/2038	BBB		1,890	2,084,802
NY Dorm–Montefiore	4.00%		9/1/2040	BBB		800	876,936

See Notes to Financial Statements.	51

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
NY Dorm–Montefiore	5.00%	9/1/2031	BBB		$800	$985,624
NY Dorm–Montefiore	5.00%	9/1/2032	BBB		1,300	1,590,030
NY Dorm–Montefiore	5.00%	8/1/2033	BBB		900	1,070,271
NY Dorm–Montefiore	5.00%	9/1/2033	BBB		1,000	1,213,480
NY Dorm–Montefiore	5.00%	8/1/2034	BBB		500	592,960
NY Dorm–Montefiore	5.00%	9/1/2034	BBB		2,380	2,879,467
NY Dorm–Montefiore	5.00%	8/1/2035	BBB		900	1,063,458
NY Dorm–Montefiore	5.00%	9/1/2035	BBB		2,620	3,155,947
NY Dorm–Orange Reg Med Ctr†	5.00%	12/1/2030	BBB-		1,100	1,296,438
NY Dorm–Orange Reg Med Ctr†	5.00%	12/1/2031	BBB-		1,600	1,878,048
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2026	BBB-		1,500	1,795,545
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2027	BBB-		1,300	1,566,903
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2028	BBB-		2,000	2,385,100
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2029	BBB-		2,700	3,199,635
NYC Hlth & Hsp Corp	5.00%	2/15/2023	Aa2		4,000	4,419,360
OH Hosp Fac–Premier Hlt	4.00%	11/15/2039	Baa1		6,000	6,481,200
OK DFA–OU Med	5.00%	8/15/2033	Baa3		5,045	5,966,923
OK DFA–OU Med	5.00%	8/15/2038	Baa3		2,645	3,072,035
OK DFA–OU Med	5.25%	8/15/2043	Baa3		5,105	5,960,241
Oneida Co–Mohawk Valley Hlth (AGM)	4.00%	12/1/2035	AA		1,000	1,180,710
Oneida Co–Mohawk Valley Hlth (AGM)	4.00%	12/1/2036	AA		1,250	1,469,488
Oneida Co–Mohawk Valley Hlth (AGM)	4.00%	12/1/2037	AA		2,210	2,588,949
OR Hosp Fac–Salem Health	5.00%	5/15/2029	A+		3,275	4,241,518
OR Hosp Fac–Salem Health	5.00%	5/15/2030	A+		4,660	5,988,333
Oroville–Oroville Hsp	5.25%	4/1/2039	BB		440	481,501
Palomar Hlth	5.00%	11/1/2036	BBB		2,980	3,397,975
Palomar Hlth Care Dist COP	5.25%	11/1/2021	Ba1		1,620	1,626,723
Philadelphia Hsps–Temple Univ Hlth	5.00%	7/1/2029	BBB-		1,915	2,231,032
Philadelphia Hsps–Temple Univ Hlth	5.00%	7/1/2030	BBB-		4,775	5,547,786
Philadelphia Hsps–Temple Univ Hlth	5.00%	7/1/2032	BBB-		4,055	4,659,276
Philadelphia Hsps–Temple Univ Hlth	5.00%	7/1/2033	BBB-		4,870	5,570,939
Philadelphia IDA–Wesley	5.00%	7/1/2037	BB	(f)	2,390	2,412,992
Philadelphia IDA–Wesley	5.00%	7/1/2042	BB	(f)	1,000	997,290
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2026	BB		10,050	10,735,410
SE Port Auth–Memorial Hlth	5.00%	12/1/2035	BB-	(f)	3,850	3,943,093
SE Port Auth–Memorial Hlth	5.50%	12/1/2029	BB-	(f)	750	793,665
South Miami Hlth Fac–Baptist Hlth	5.00%	8/15/2026	AA-		3,000	3,691,350

52	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
South Miami Hlth Fac–Baptist Hlth	5.00%		8/15/2027	AA-		$3,620	$4,548,820
South Miami Hlth Fac–Baptist Hlth	5.00%		8/15/2028	AA-		2,625	3,263,715
St Paul Hsg–HlthEast Care Sys	5.00%		11/15/2023	NR		3,735	4,280,870
St Paul Hsg–HlthEast Care Sys	5.00%		11/15/2024	NR		4,500	5,361,165
Tampa Hlth & Ed–Lee Moffit Cancer Center	4.00%		7/1/2039	A2		2,650	3,020,549
Tampa Hlth & Ed–Moffit Cancer	4.00%		7/1/2038	A2		4,755	5,438,151
Tulsa Co Industrial Auth–Montereau	5.25%		11/15/2037	BBB-	(f)	1,250	1,339,638
Tyler Hlth–Mother Frances Hsp	5.50%		7/1/2027	NR		3,975	4,130,065
Univ of CA	5.00%		5/15/2034	AA-		12,250	15,234,100
VA Clg Bldg Auth	4.00%		2/1/2034	AA+		19,965	24,024,683
WA HFC–Rockwood†	6.00%		1/1/2024	NR		890	929,374
WA Hlth–Fred Hutchinson Cancer Ctr	1.201% (1 Mo. LIBOR * .67 + 1.10%	)#	1/1/2042	A+		4,000	4,024,800
WA Hsg–Transforming Age†	2.375%		1/1/2026	BB	(f)	1,800	1,738,908
WI Hlth & Ed–American Baptist	5.00%		8/1/2032	NR		1,375	1,350,828
WI Hlth & Ed–American Baptist	5.00%		8/1/2037	NR		1,500	1,437,300
WI Hlth & Ed–Aurora Hlth	5.00%		7/15/2026	Aa3		5,575	5,788,690
WI Hlth & Ed–Marshfield Hlth	5.00%	#(b)	2/15/2051	A-		5,000	6,041,100
WI PFA–Alabama Proton†	6.85%		10/1/2047	NR		2,160	2,477,153	(c)
Wood Co Hsp Facs–Wood Co Hsp	5.00%		12/1/2027	Ba3		3,450	3,587,137
Wood Co Hsp Facs–Wood Co Hsp	5.00%		12/1/2032	Ba3		2,275	2,334,218
WV Hsp–WV United Health Sys	4.00%		6/1/2030	A		5,500	6,224,405
Total							745,212,094

Housing 1.01%
Alachua Co Hlth–Oak Hammock	8.00%		10/1/2032	NR		500	552,165
CA Cmty Hsg–Verdant†	5.00%		8/1/2049	NR		400	445,416
CA HFA–MFH	4.00%		3/20/2033	BBB+		6,970	7,715,836
CA HFA–MFH	4.25%		1/15/2035	BBB+		4,431	5,004,135
CA Muni Fin–Park Wstrn Apts (FNMA)	2.65%		8/1/2036	Aaa		4,448	4,739,528
CA State GO	5.00%		11/1/2031	Aa2		10,000	12,747,000
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2026	Baa1		1,000	1,153,510
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2027	Baa1		750	860,843
CA Stwde–Lancer Student Hsg†	5.00%		6/1/2034	NR		380	399,331
CA Stwde–Lancer Student Hsg†	5.00%		6/1/2039	NR		650	672,594
MD State Hsg CDA	3.00%		9/1/2039	Aa1		10,000	10,555,900
MO State Hsg Dev Cmmn (GNMA)	4.25%		5/1/2047	AA+		2,255	2,531,734
NJ EDA–Rowan Univ Pptys	5.00%		1/1/2030	BB+		2,500	2,472,475

See Notes to Financial Statements.	53

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Housing (continued)
NYC IDA–Yankee Stadium (FGIC)	1.816% (CPI Based	)	3/1/2021	Baa1		$3,850	$3,854,735
Phoenix IDA–ASU Std Hsg	5.00%		7/1/2032	Baa3		1,080	1,179,846
WA Hsg–Emerald Heights	5.00%		7/1/2022	A-	(f)	1,000	1,037,390
Total							55,922,438

Lease Obligations 5.86%
Alachua Cnty School Brd COP (AGM)	5.00%		7/1/2029	AA		7,530	9,775,069
Broward Co Sch Brd COP	5.00%		7/1/2021	Aa3		5,000	5,179,100
CA Pub Wks–Dept Hsps	5.00%		6/1/2023	Aa3		3,000	3,379,140
CA Pub Wks–Various Cap Proj	5.00%		4/1/2021	Aa3		3,250	3,328,163
CA Pub Wks–Various Cap Proj	5.00%		11/1/2021	Aa3		1,000	1,052,230
CA Pub Wks–Various Cap Proj	5.00%		4/1/2022	Aa3		4,200	4,503,198
Cuyahoga Co COP–Conv Hotel Proj	5.00%		12/1/2023	AA-		5,640	6,263,164
Dallas Civic Ctr (AGC)	5.00%		8/15/2021	AA		3,800	3,814,440
Dallas Conv Ctr Hotel Dev Corp	5.25%		1/1/2022	A		6,405	6,429,339
Erie Co IDA–Buffalo Sch Dist	5.00%		5/1/2024	AA		5,930	6,091,889
Hudson Yards	5.00%		2/15/2029	Aa2		3,500	4,263,350
IL Sports Facs Auth (AGM)	5.00%		6/15/2027	AA		3,000	3,345,990
IN Fin Auth–Stadium	5.25%		2/1/2029	AA+		2,500	2,938,575
Kansas City IDA–Downtown Redev Dist	5.00%		9/1/2022	AA-		7,470	7,793,675
LA PFA–Hurricane Recovery	5.00%		6/1/2023	A1		3,200	3,587,104
Los Angeles Co COP–Disney Concert Hall	5.00%		9/1/2022	AA+		1,250	1,360,775
MI St Bldg Auth	5.00%		4/15/2036	Aa2		3,000	3,896,340
MI Strategic Fd–Cadillac Place	5.25%		10/15/2023	Aa2		3,865	4,056,124
MI Strategic Fd–Cadillac Place	5.25%		10/15/2024	Aa2		6,915	7,254,734
Miami Dade Co Sch Dist GO	4.00%		3/15/2034	Aa2		4,535	5,176,068
NJ EDA–Bldgs	5.00%		6/15/2036	BBB+		1,320	1,492,537
NJ EDA–Motor Vehicle Surcharge Sub Rev	5.00%		7/1/2033	BBB+		8,450	9,450,142
NJ EDA–Sch Facs	1.72% (MUNIPSA * 1 + 1.60%	)#	3/1/2028	BBB+		5,000	4,949,600
NJ EDA–Sch Facs	4.00%		6/15/2028	BBB+		3,540	3,736,789
NJ EDA–Sch Facs	4.00%		6/15/2030	BBB+		7,500	7,854,075
NJ EDA–Sch Facs	5.00%		6/15/2025	BBB+		5,085	5,836,716
NJ EDA–Sch Facs	5.00%		3/1/2029	BBB+		7,500	8,009,250
NJ EDA–Sch Facs	5.00%		6/15/2034	BBB+		3,000	3,385,800
NJ EDA–Sch Facs	5.00%		6/15/2035	BBB+		1,000	1,127,130
NJ EDA–Sch Facs	5.00%		6/15/2035	BBB+		4,925	5,409,718
NJ EDA–Sch Facs	5.00%		6/15/2042	BBB+		1,400	1,546,370

54	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Lease Obligations (continued)
NJ EDA–Sch Facs	5.25%		9/1/2023	BBB+	$6,545	$6,651,553
NJ EDA–Sch Facs	5.25%		9/1/2025	BBB+	5,550	5,640,354
NJ EDA–Sch Facs	5.25%		6/15/2032	BBB+	2,865	3,203,127
NJ EDA–Sch Facs	5.50%		6/15/2029	BBB+	3,500	4,140,955
NJ EDA–State House Proj	5.00%		6/15/2033	BBB+	7,215	8,351,651
NJ EDA–State House Proj	5.00%		6/15/2034	BBB+	13,645	15,748,513
NJ EDA–Transit	4.00%		11/1/2037	BBB+	3,000	3,184,320
NJ EDA–Transit	4.00%		11/1/2038	BBB+	3,000	3,162,150
NJ EDA–Transit	5.00%		11/1/2033	BBB+	3,845	4,500,265
NJ Trans Trust Fund	3.25%		6/15/2039	BBB+	2,000	1,932,380
NJ Trans Trust Fund	4.00%		12/15/2031	BBB+	11,195	12,059,926
NJ Trans Trust Fund	4.00%		6/15/2044	BBB+	11,000	11,412,940
NJ Trans Trust Fund	5.00%		6/15/2030	A+	3,000	3,455,700
NJ Trans Trust Fund	5.00%		6/15/2031	A+	2,400	2,750,664
NJ Trans Trust Fund	5.00%		6/15/2031	BBB+	8,000	9,395,200
NJ Trans Trust Fund	5.00%		6/15/2033	BBB+	1,425	1,649,495
NJ Trans Trust Fund	5.00%		12/15/2033	BBB+	25,225	29,145,722
NJ Trans Trust Fund	5.00%		12/15/2034	BBB+	4,895	5,640,606
NJ Trans Trust Fund	5.25%		6/15/2043	BBB+	4,580	5,186,942
NJ Trans Trust Fund (NPFGC)(FGIC)	5.50%		12/15/2020	BBB+	1,000	1,009,320
NYC TFA–Bldg Aid Sch Dist	5.00%		7/15/2028	AA	1,500	1,772,145
NYC TFA Sch Dist	5.00%		7/15/2035	AA	10,000	11,920,100
Oakland/Alameda Co Coliseum Auth–Oakland Coliseum	5.00%		2/1/2021	Aa3	8,750	8,873,287
Philadelphia Redev Auth	5.00%		4/15/2022	A	5,195	5,505,193
Philadelphia Redev Auth	5.00%		4/15/2028	A	4,380	5,154,165
San Diego Conv Ctr Fing Auth	5.00%		4/15/2021	AA-	3,750	3,823,462
San Jose Fing Auth–Civic Ctr	5.00%		6/1/2023	AA	1,000	1,128,030
South Florida Wtr Mgt Dist	5.00%		10/1/2027	AA	2,000	2,445,600
Total						325,130,359

Other Revenue 4.25%
Black Belt Energy Gas District : Gas Prepay Revenue Bonds (Project #4)	4.00%	#(b)	12/1/2049	A3	12,675	14,538,985
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2042	Ba1	7,600	8,314,172
Brooklyn Arena LDC–Barclays Ctr (AGM)	4.00%		7/15/2029	AA	1,500	1,682,505
CA Infra & Econ Dev–Acad Motion Pict	5.00%		11/1/2029	Aa2	7,200	9,520,704
CA Infra & Econ Dev–Broad Museum	5.00%		6/1/2021	Aa1	5,425	5,597,298

See Notes to Financial Statements.	55

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Other Revenue (continued)
CA Infra & Econ Dev–Gladstone Instn	5.25%		10/1/2026	BBB+	$10,250	$10,759,015
CA Sch Fin Auth–Aspire†	5.00%		8/1/2036	BBB	1,600	1,800,640
Chester Co IDA–Collegium Chtr Sch	5.25%		10/15/2032	BB	6,410	6,623,389
Cleveland Arpt	5.00%		1/1/2028	A	2,500	2,651,025
Cleveland Arpt	5.00%		1/1/2029	A	2,500	2,651,025
Cleveland Co Port Auth–Playhouse Sq	5.00%		12/1/2033	BB+	2,000	2,125,140
Cleveland Co Port Auth–Playhouse Sq	5.25%		12/1/2038	BB+	1,650	1,745,222
Clifton Higher Ed–Idea Pub Schs	3.75%		8/15/2022	A-	1,170	1,209,008
Clifton Higher Ed–Intl Ldrshp Sch	6.00%		8/15/2038	NR	13,970	16,066,757
Clifton Higher Ed–Uplift Education	5.70%		12/1/2025	BBB-	3,690	3,723,358
CT State Revolving Fund	4.00%		2/1/2038	AAA	3,000	3,586,620
DC Rev–Friendship Pub Chtr Sch	5.00%		6/1/2032	BBB	3,000	3,158,160
FL DFC–Renaissance Chtr Sch	7.00%		6/15/2026	NR	3,000	3,143,610
FL DFC–Renaissance Chtr Sch	7.50%		6/15/2033	NR	3,000	3,154,140
Florence Twn IDA–Legacy Trad Sch	5.75%		7/1/2033	Ba2	3,000	3,204,390
HI Dept Budget–Hawaiian Electric AMT	3.25%		1/1/2025	Baa2	5,000	5,302,850
Houston Hi Ed–Cosmos Fndtn	4.00%		2/15/2022	BBB	260	267,540
Houston Hi Ed–Cosmos Fndtn	5.00%		2/15/2032	BBB	2,250	2,342,137
Indianapolis Local Pub Impt Bd Bk	5.00%		6/1/2024	A1	4,000	4,113,400
KS DFA–Revolving Fund	5.00%		5/1/2031	AAA	5,465	7,292,660
KY Public Energy Auth–Peak Energy	4.00%	#(b)	2/1/2050	A3	26,000	30,570,020
Lower AL Gas Dist–Goldman Sachs	4.00%	#(b)	12/1/2050	A3	14,250	16,327,365
Lower AL Gas Dist–Goldman Sachs	5.00%		9/1/2027	A3	5,000	6,221,450
Main St Nat Gas–Macquarie	5.00%		5/15/2037	A3	6,250	8,431,875
Maricopa Co–Legacy Schools†	5.00%		7/1/2039	Ba2	2,055	2,230,086
Maricopa Co IDA–Paradise Schools†	5.00%		7/1/2036	BB+	2,500	2,681,450
MD EDC–Chesapeake Bay Hyatt(d)	5.00%		12/1/2016	NR	700	420,000	(c)
Michigan St Strategic FD Escrow(g)	Zero Coupon		9/1/2020	NR	400	40	(h)
MSR Energy Auth–Citi	6.125%		11/1/2029	BBB+	3,740	4,742,470
NJ EDA–Sch Facs	5.00%		3/1/2027	BBB+	6,900	7,399,353
NYC Cultural–Lincoln Center	4.00%		12/1/2033	A	2,000	2,328,460
NYC Cultural–Lincoln Center	5.00%		12/1/2031	A	1,250	1,624,950
NYC Cultural–Lincoln Center	5.00%		12/1/2032	A	3,500	4,515,525
NYC Cultural–Whitney Museum	5.00%		7/1/2021	A+	5,000	5,053,850
Phoenix IDA–Basis Schs†	5.00%		7/1/2035	BB	2,350	2,500,752
SA Energy Acquisition Pub Fac–Goldman Sachs	5.50%		8/1/2023	A3	9,365	10,644,727

56	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Other Revenue (continued)
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2023	A3	$5,400	$5,889,402
Total					236,155,525

Special Tax 2.52%
Allentown Neighborhood Impt	5.00%	5/1/2031	Baa3	5,500	5,744,420
Allentown Neighborhood Impt†	5.00%	5/1/2032	Ba3	1,250	1,332,075
Allentown Neighborhood Impt†	5.00%	5/1/2033	Ba3	1,000	1,067,050
Allentown Neighborhood Impt†	5.375%	5/1/2042	NR	5,500	5,769,225
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2022	A+	1,500	1,598,820
Connecticut Special Transportation Fund:
Debt Service	4.00%	9/1/2034	A+	8,075	9,016,464
CT Spl Tax–Trans Infra	5.00%	10/1/2030	A+	9,000	11,506,230
CT Spl Tax–Trans Infra	5.00%	1/1/2032	A+	14,375	17,894,431
Emeryville Redev Agy (AGM)	5.00%	9/1/2024	AA	1,950	2,293,005
Emeryville Redev Agy (AGM)	5.00%	9/1/2025	AA	2,650	3,108,079
Hinsdale Township High School District #86	4.00%	7/15/2039	AAA	6,820	7,792,464
Miami World Ctr CDD	4.75%	11/1/2027	NR	750	806,310
MIDA Mount Village PID	4.50%	8/1/2040	NR	1,250	1,271,525
NYC IDA–Yankee Stadium (AGM)(e)	2.50%	3/1/2037	AA	5,000	4,846,100
NYC IDA–Yankee Stadium (AGM)(e)	3.00%	3/1/2036	AA	5,500	5,724,345
NYC IDA–Yankee Stadium (AGM)(e)	3.00%	3/1/2038	AA	8,000	8,314,480
NYC IDA–Yankee Stadium (AGM)(e)	3.00%	3/1/2039	AA	7,000	7,187,390
Orange Co CFD–Esencia	5.00%	8/15/2033	NR	1,370	1,554,731
Orange Co CFD–Esencia	5.00%	8/15/2035	NR	975	1,101,341
Peninsula Town Center†	4.50%	9/1/2028	NR	545	561,192
Peninsula Town Center†	5.00%	9/1/2037	NR	875	914,515
Pittsburg Redev Agy (AGM)	5.00%	8/1/2021	AA	1,875	1,950,937
Pittsburg Redev Agy–Los Medanos (AGM)	5.00%	9/1/2025	AA	3,500	4,253,795
Plaza Met Dist #1†	4.50%	12/1/2030	NR	4,300	4,382,388
River Islands PFA–CFD 2003	5.375%	9/1/2031	NR	2,000	2,148,000
St Louis IDA–Ballpark Vlg	4.375%	11/15/2035	NR	3,955	3,457,619
Village CDD #12	3.25%	5/1/2026	NR	3,890	4,029,495
Village CDD #12†	3.80%	5/1/2028	NR	2,230	2,381,305
Village CDD #12†	4.00%	5/1/2033	NR	1,985	2,139,612
Village CDD #13	3.00%	5/1/2029	NR	500	517,950
Village CDD #13†(e)	3.00%	5/1/2035	NR	3,450	3,480,222
Village CDD #13†(e)	3.25%	5/1/2040	NR	4,320	4,354,560
Village CDD #13	3.375%	5/1/2034	NR	2,580	2,688,618

See Notes to Financial Statements.	57

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Special Tax (continued)
Village CDD #9	5.00%	5/1/2022	NR		$390	$401,454
Village CDD #9	5.25%	5/1/2031	NR		1,605	1,667,531
Village CDD #9	5.75%	5/1/2021	NR		450	456,458
Village CDD #9	6.75%	5/1/2031	NR		2,130	2,188,192
Total						139,902,328

Tax Revenue 5.38%
Bay Area Rapid Transit Dist	5.00%	7/1/2026	AA+		1,000	1,208,260
City of Sparks–Legends at Sparks Marina†	2.50%	6/15/2024	Ba2		405	402,862
City of Sparks–Legends at Sparks Marina†	2.75%	6/15/2028	Ba2		1,450	1,424,219
Cook Co Sales Tax	4.00%	11/15/2034	AA-		3,750	4,159,575
CT Spl Tax–Trans Infra	5.00%	5/1/2032	A+		2,750	3,593,617
CT Spl Tax–Trans Infra	5.00%	5/1/2033	A+		3,000	3,889,170
Dallas Area Rapid Trans	5.00%	12/1/2026	AA+		7,245	8,607,567
El Paso Dev Corp–Downtown Ballpark	6.25%	8/15/2023	AA-		5,000	5,682,200
Jacksonville Sales Tax	5.00%	10/1/2021	Aa3		2,500	2,617,675
Jefferson Co–Sch Warrant	5.00%	9/15/2026	AA		2,400	2,982,528
MA Sch Bldg Auth–Sales Tax	5.00%	8/15/2030	AA+		5,665	6,176,606
Martin Hsp Dist	7.00%	4/1/2031	BBB	(f)	3,250	3,311,263
MBTA–Sales Tax	5.00%	7/1/2036	AA		4,145	5,129,313
MD Dept Trans	4.00%	7/1/2037	Aa2		4,660	5,614,694
MD Dept Trans	4.00%	7/1/2039	Aa2		6,435	7,699,413
MD St Trans Auth	3.00%	10/1/2034	AAA		10,510	11,510,447
Met Atlanta Rapid Trans Auth	3.00%	7/1/2037	AA+		4,765	5,242,358
Met Atlanta Rapid Trans Auth	3.00%	7/1/2038	AA+		5,430	5,908,057
Met Atlanta Rapid Trans Auth	5.00%	7/1/2025	AA+		5,950	6,728,557
Met Atlanta Rapid Trans Auth	5.00%	7/1/2032	AA+		5,000	6,120,850
Met Govt Nashville–Cnty Conv Ctr	5.00%	7/1/2022	A+		3,245	3,256,130
Met Pier & Expo Auth–McCormick Place	5.00%	12/15/2022	BBB		5,020	5,345,196
Met Pier & Expo Auth–McCormick Place	5.00%	12/15/2028	BBB		10,090	10,535,171
Miami Dade Co–Transit Rev	5.00%	7/1/2032	AA		7,500	9,802,500
MTA NY–Dedicated Tax	5.00%	11/15/2027	AA		5,700	6,114,618
NJ EDA–Cigarette Tax	5.00%	6/15/2028	BBB+		6,650	6,812,526
NJ EDA–Cigarette Tax	5.00%	6/15/2029	BBB+		500	510,960
NJ Trans Trust Fund	5.00%	6/15/2031	BBB+		3,200	3,758,080
NY Dorm–PIT	5.00%	3/15/2024	AA+		15,585	15,921,948
NY Dorm–Sales Tax	5.00%	3/15/2028	AA+		11,645	14,145,181
NY UDC–PIT	3.00%	3/15/2040	Aa1		11,435	12,257,863

58	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Tax Revenue (continued)
NY UDC–PIT	4.00%	3/15/2041	Aa1	$9,710	$11,261,075
NYC TFA–Future Tax	5.00%	2/1/2041	AAA	14,940	17,212,972
NYC TFA–Bldg Aid Sch Dist	5.00%	7/15/2024	AA	10,000	10,369,500
NYC TFA–Future Tax	3.00%	11/1/2037	AAA	2,500	2,683,675
NYC TFA–Future Tax	4.00%	5/1/2038	AAA	10,000	11,722,500
Phoenix Excise Tax	5.00%	7/1/2026	AAA	13,000	15,809,690
Polk Co Trans Rev	5.00%	12/1/2021	A1	2,825	2,847,289
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	1,616	1,273,683
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	5,670	4,146,074
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	2,346	1,573,087
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	5,606	1,152,706
PR Corp Sales Tax	4.329%	7/1/2040	NR	8,325	8,505,403
PR Corp Sales Tax	4.329%	7/1/2040	NR	12,723	12,998,707
PR Corp Sales Tax	4.50%	7/1/2034	NR	1,608	1,681,711
PR Corp Sales Tax	4.536%	7/1/2053	NR	81	83,303
PR Corp Sales Tax	4.55%	7/1/2040	NR	268	277,720
PR Corp Sales Tax	4.75%	7/1/2053	NR	1,967	2,050,617
PR Corp Sales Tax	4.784%	7/1/2058	NR	1,092	1,141,522
PR Corp Sales Tax	5.00%	7/1/2058	NR	4,974	5,270,401
Total					298,531,039

Tobacco 2.63%
Buckeye Tobacco	5.00%	6/1/2055	NR	31,500	33,534,585
Golden St Tobacco	5.00%	6/1/2027	BBB	4,000	4,967,720
Golden St Tobacco	5.00%	6/1/2028	BBB	1,000	1,231,850
Golden St Tobacco	5.00%	6/1/2047	NR	3,100	3,196,255
Golden St Tobacco	5.00%	6/1/2047	NR	6,875	7,088,469
Los Angeles Co Tobacco	4.00%	6/1/2034	A-	980	1,164,701
Los Angeles Co Tobacco	4.00%	6/1/2035	A-	1,300	1,532,414
Los Angeles Co Tobacco	4.00%	6/1/2036	A-	1,195	1,397,182
Los Angeles Co Tobacco	4.00%	6/1/2037	A-	895	1,043,015
Los Angeles Co Tobacco	5.00%	6/1/2049	BBB-	250	290,073
MI Tob Settlement	5.125%	6/1/2022	B-	3,515	3,518,972
MI Tob Settlement	5.25%	6/1/2022	B-	4,725	4,730,575
MI Tob Settlement	6.00%	6/1/2034	B-	2,485	2,492,256
Nassau Co Tobacco	Zero Coupon	6/1/2060	NR	35,000	1,418,200
Nthrn AK Tobacco	4.625%	6/1/2023	A1	295	295,089

See Notes to Financial Statements.	59

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Tobacco (continued)
Nthrn CA Tobacco	Zero Coupon	6/1/2045	CCC-	$7,500	$1,414,875
PA Tob Settlement	5.00%	6/1/2032	A1	3,350	4,206,561
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2027	A	3,325	4,043,532
RI Tob Settlement	5.00%	6/1/2027	BBB	2,500	2,869,850
RI Tob Settlement	5.00%	6/1/2028	BBB	2,000	2,290,860
SD Edu Enhancement Fding Corp	5.00%	6/1/2023	A	1,000	1,115,030
SD Edu Enhancement Fding Corp	5.00%	6/1/2024	A	1,000	1,113,410
SD Edu Enhancement Fding Corp	5.00%	6/1/2025	A	1,040	1,155,086
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR	12,020	12,019,760
Tobacco Settlement Auth WA	5.00%	6/1/2021	A	6,880	7,085,368
Tobacco Settlement Auth WA	5.00%	6/1/2023	A	6,250	6,975,625
Tobacco Settlement Fin Corp LA	5.00%	5/15/2022	A	5,000	5,359,350
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BB+	10,300	11,647,961
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+	5,100	6,025,650
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-	3,690	3,708,229
TSASC	5.00%	6/1/2029	A	5,775	7,006,692
Total					145,939,195

Transportation 22.55%
AK Intl Airports Sys	5.00%	10/1/2024	A1	750	873,840
AK Intl Airports Sys	5.00%	10/1/2027	A1	1,000	1,192,480
AK Intl Airports Sys	5.00%	10/1/2028	A1	2,000	2,373,160
AL Port Auth AMT (AGM)	5.00%	10/1/2026	AA	1,250	1,538,713
AL Port Auth AMT (AGM)	5.00%	10/1/2027	AA	2,000	2,512,700
AL Port Auth AMT (AGM)	5.00%	10/1/2028	AA	2,000	2,492,840
AL Port Auth AMT (AGM)	5.00%	10/1/2029	AA	3,500	4,325,615
Alameda Corridor Trsp Auth	5.00%	10/1/2026	A-	4,075	4,570,561
Alameda Corridor Trsp Auth (AGM)	5.00%	10/1/2034	AA	3,650	4,266,193
Atlanta Arpt	5.50%	1/1/2021	Aa3	3,000	3,039,030
Atlanta Arpt–PFC	5.00%	1/1/2029	Aa3	2,500	2,827,200
Atlanta Arpt–PFC AMT	4.00%	7/1/2034	Aa3	20,615	23,801,254
Atlanta Arpt AMT	4.00%	7/1/2039	Aa3	2,250	2,550,780
Bay Area Toll Auth	4.00%	4/1/2029	AA-	5,800	6,840,520
Broward Co Arpt AMT	5.00%	10/1/2029	A1	1,120	1,437,531
Broward Co Arpt AMT	5.00%	10/1/2033	A1	6,130	7,076,901
Broward Co Arpt AMT	5.00%	10/1/2035	A1	2,500	3,096,750
Broward Co Arpt AMT	5.00%	10/1/2036	A1	2,375	2,929,301
Broward Co Arpt AMT	5.00%	10/1/2037	A1	4,000	4,916,880

60	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Transportation (continued)
CA Muni Fin Auth–LINXS APM Proj AMT	5.00%	12/31/2036	BBB-	(f)	$3,215	$3,744,028
CA Muni Fin Auth–LINXS APM Proj AMT	5.00%	12/31/2037	BBB-	(f)	7,000	8,122,800
CA Muni Fin Auth–LINXS APM Proj AMT	5.00%	12/31/2047	BBB-	(f)	9,000	10,229,220
CA Sacramento Arpt AMT	5.00%	7/1/2036	A		5,645	6,769,145
Central FL Expressway Auth	4.00%	7/1/2037	A+		7,380	8,305,895
Central TX Mobility Auth	5.00%	1/1/2030	A-		800	932,816
Central TX Mobility Auth	5.00%	1/1/2031	A-		1,675	1,942,699
Central TX Mobility Auth	5.00%	1/1/2032	A-		2,000	2,312,480
Central TX Mobility Auth	5.00%	1/1/2033	BBB+		3,010	3,325,147
Central TX Tpk	3.00%	8/15/2040	A		2,000	2,103,540
Central TX Tpk	5.00%	8/15/2025	A-		2,250	2,632,972
Central TX Tpk	5.00%	8/15/2026	A-		2,500	2,911,400
Central TX Tpk	5.00%	8/15/2027	A-		3,300	3,824,271
Central TX Tpk	5.00%	8/15/2028	A-		3,705	4,268,012
Central TX Tpk	5.00%	8/15/2033	A-		7,650	8,673,111
Chicago Midway Arpt	4.00%	1/1/2034	A-		2,175	2,348,695
Chicago Midway Arpt	5.00%	1/1/2026	A-		6,075	6,849,259
Chicago Midway Arpt AMT	5.00%	1/1/2023	A-		3,000	3,265,440
Chicago Midway Arpt AMT	5.00%	1/1/2026	A-		4,605	5,146,364
Chicago Midway Arpt AMT	5.00%	1/1/2030	A-		5,000	5,515,500
Chicago Midway Arpt AMT	5.00%	1/1/2031	A-		2,000	2,292,140
Chicago O’Hare Arpt(e)	4.00%	1/1/2035	A		15,000	17,158,950
Chicago O’Hare Arpt	5.00%	1/1/2022	A		3,230	3,269,180
Chicago O’Hare Arpt	5.00%	1/1/2031	A		6,500	7,545,135
Chicago O’Hare Arpt AMT	5.00%	1/1/2021	A		11,740	11,854,817
Chicago O’Hare Arpt AMT	5.00%	1/1/2024	A		5,000	5,266,300
Chicago O’Hare Arpt AMT	5.00%	1/1/2029	A		7,000	8,090,880
Chicago Trans Auth	4.00%	12/1/2050	A+		3,500	3,792,530
Chicago Trans Auth	5.00%	12/1/2045	A+		6,250	7,441,125
Cleveland Arpt (AGM)	5.00%	1/1/2027	AA		2,175	2,514,931
Delaware River & Bay Auth	4.00%	1/1/2044	A1		5,000	5,635,400
Delaware River Port Auth	5.00%	1/1/2027	A		1,835	1,952,990
Delaware River Port Auth	5.00%	1/1/2028	A+		7,500	8,538,525
Delaware River Toll Brdg Commn	5.00%	7/1/2029	A1		1,000	1,269,980
Delaware River Toll Brdg Commn	5.00%	7/1/2030	A1		1,920	2,425,862
Delaware River Toll Brdg Commn	5.00%	7/1/2032	A1		2,025	2,532,850
Denver City & Co Arpt AMT	5.00%	12/1/2031	A		15,000	18,496,500

See Notes to Financial Statements.	61

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Transportation (continued)
Denver City & Co Arpt AMT	5.00%	12/1/2035	A		$5,000	$6,046,150
GA Atlanta Arpt AMT	4.00%	7/1/2038	Aa3		5,200	5,913,232
Grand Parkway Transn Toll	4.00%	10/1/2045	A2		10,000	11,609,600
Greater Orlando Aviation AMT	5.00%	10/1/2029	A+		3,000	3,663,000
Hampton Roads Trans Commn	5.00%	7/1/2032	AA		1,180	1,504,524
Hampton Roads Trans Commn	5.00%	7/1/2033	AA		1,000	1,268,920
Harris Co Toll Rd	5.00%	8/15/2029	Aa2		2,500	3,206,225
Harris Co Toll Rd	5.00%	8/15/2030	Aa2		1,000	1,273,810
Harris Co Toll Rd	5.00%	8/15/2031	Aa2		3,000	3,799,890
HI Airport Sys AMT	5.00%	7/1/2031	A+		1,275	1,560,728
HI Airport Sys AMT	5.00%	7/1/2033	A+		3,300	3,989,964
HI Airport Sys AMT	5.00%	7/1/2034	A+		2,000	2,411,080
HI Airport Sys AMT	5.00%	7/1/2036	A+		5,000	5,983,900
Houston Arpt–Continental Airlines AMT	4.75%	7/1/2024	Ba3		8,500	8,599,110
Houston Arpt–Continental Airlines AMT	5.00%	7/15/2030	B		2,500	2,550,850
Houston Arpt–United Airlines AMT	5.00%	7/15/2027	BB-	(f)	1,000	1,040,210
Houston Arpt–United Airlines AMT	5.00%	7/15/2035	B		1,455	1,463,003
Houston Arpt AMT	5.00%	7/1/2021	A		5,000	5,162,950
Houston Arpt AMT	5.00%	7/1/2034	A1		4,850	5,877,763
IL Toll Hwy Auth	5.00%	1/1/2027	AA-		1,000	1,135,700
IL Toll Hwy Auth	5.00%	1/1/2028	AA-		2,535	2,873,752
Kansas City Dev Auth Arpt–Terminal Modernization AMT	5.00%	3/1/2038	A		6,205	7,507,181
Kansas City IDA–Kansas City Intl Airport AMT	5.00%	3/1/2038	A		13,500	16,333,110
Kansas City IDA–Kansas City Intl Airport AMT	5.00%	3/1/2039	A		5,000	6,031,500
KY Tpk Auth	5.00%	7/1/2026	Aa3		5,215	5,650,400
Los Angeles Dept Arpts–LAX	5.00%	5/15/2027	Aa3		2,000	2,375,160
Los Angeles Dept Arpts–LAX	5.00%	5/15/2032	Aa3		5,870	6,852,051
Los Angeles Dept Arpts–LAX AMT	5.00%	5/15/2035	Aa3		11,410	14,081,651
Los Angeles Dept Arpts–LAX AMT	5.00%	5/15/2036	Aa3		10,640	13,086,030
Louisville Regl Airport AMT	5.00%	7/1/2022	A		1,625	1,743,463
Louisville Regl Airport AMT	5.00%	7/1/2023	A		2,250	2,504,295
MA Port Auth AMT	5.00%	7/1/2031	Aa2		7,500	9,652,800
MD EDC–CNX Marine Terminals	5.75%	9/1/2025	BB-		4,000	4,011,000
MD EDC–Ports America Chesapeake AMT	5.00%	6/1/2044	Baa3		125	135,559
Met Airpt Auth–Dulles Metrorail	4.00%	10/1/2035	A-		1,000	1,135,930
Met Airpt Auth–Dulles Metrorail	4.00%	10/1/2036	A-		1,500	1,696,395

62	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
Met Airpt Auth–Dulles Metrorail	4.00%	10/1/2037	A-	$1,500	$1,690,530
Met DC Arpt AMT	5.00%	10/1/2031	Aa3	5,000	5,972,450
Met Nashville Arpt Auth AMT	5.00%	7/1/2036	A2	7,500	9,251,025
Met Nashville Arpt Auth AMT	5.00%	7/1/2037	A2	8,750	10,751,387
Met Nashville Arpt Auth AMT	5.00%	7/1/2038	A2	5,000	6,122,450
Met Nashville Arpt Auth AMT	5.00%	7/1/2039	A2	5,000	6,102,500
Miami Dade Co Aviation–MIA	5.00%	10/1/2025	A2	3,690	4,299,293
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2021	A2	1,500	1,567,530
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2022	A2	1,550	1,674,868
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2027	A2	5,145	5,889,584
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2028	A2	3,500	3,991,820
Miami Dade Co Aviation–Mia AMT	5.00%	10/1/2034	A2	11,070	12,437,145
Miami Dade Co Expwy Auth	5.00%	7/1/2022	A	1,750	1,869,648
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A	2,000	2,158,980
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A	2,500	2,766,700
Miami Dade Co Expwy Auth	5.00%	7/1/2024	A	3,500	3,774,995
Minneapolis / St Paul Met Arpts	5.00%	1/1/2028	A	3,500	3,949,645
Minneapolis / St Paul Met Arpts	5.00%	1/1/2029	A+	5,000	6,134,700
Minneapolis / St Paul Met Arpts	5.00%	1/1/2030	A+	5,000	6,098,100
MTA NY	4.75%	11/15/2045	A3	19,000	19,821,560
MTA NY	5.00%	11/15/2021	A3	1,500	1,531,380
MTA NY	5.00%	11/1/2023	A3	5,640	5,835,990
MTA NY	5.00%	11/15/2028	A3	13,690	14,673,763
MTA NY	5.00%	11/15/2029	A3	5,000	5,323,900
MTA NY	5.00%	11/15/2031	A3	12,180	12,415,196
MTA NY	5.00%	11/15/2033	A3	4,025	4,258,651
MTA NY	5.25%	11/15/2028	A3	6,355	6,754,666
MTA NY	5.25%	11/15/2035	A3	7,500	7,797,300
NC Tpk Auth–Triangle Exprs	5.00%	1/1/2032	BBB	1,000	1,179,110
NC Tpk Auth–Triangle Exprs (AGM)	4.00%	1/1/2037	AA	12,895	14,882,119
NC Tpk Auth–Triangle Exprs (AGM)	4.00%	1/1/2038	AA	9,000	10,353,870
NC Tpk Auth–Triangle Exprs (AGM)	5.00%	1/1/2031	AA	1,000	1,210,680
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2023	A3	3,000	3,286,350
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2027	A3	3,185	3,590,642
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2030	A3	365	457,090
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2031	A3	300	373,497
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2032	A3	775	958,923

See Notes to Financial Statements.	63

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2034	A3	$865	$1,059,988
NJ EDA–Goethals Brdg AMT	5.125%	1/1/2034	BBB	5,010	5,513,004
NJ Tpk Auth	5.00%	1/1/2029	A+	5,000	5,743,600
NJ Tpk Auth	5.00%	1/1/2031	A+	5,000	5,799,450
NJ Tpk Auth	5.00%	1/1/2031	A+	5,000	5,926,750
NJ Tpk Auth	5.00%	1/1/2033	A+	2,100	2,520,021
NJ Tpk Auth	5.00%	1/1/2034	A+	1,500	1,832,505
NJ Trans Trust Fund	5.00%	6/15/2028	A+	6,275	7,323,050
NJ Trans Trust Fund CR (AGM)	5.00%	6/15/2024	AA	10,165	10,802,447
North TX Twy Auth	4.00%	1/1/2037	A+	8,740	10,253,855
North TX Twy Auth	5.00%	1/1/2023	A+	5,000	5,520,250
North TX Twy Auth	5.00%	1/1/2025	A+	5,000	5,721,900
North TX Twy Auth	5.00%	1/1/2031	A	8,085	9,143,165
North TX Twy Auth	5.00%	1/1/2035	A+	1,500	2,074,905
North TX Twy Auth	5.00%	1/1/2035	A+	3,500	4,217,745
North TX Twy Auth	5.00%	1/1/2036	A+	5,000	5,887,550
NV State Highway Rev	5.00%	12/1/2030	AAA	10,000	12,614,600
NY Trans Dev Corp–Delta AMT	4.00%	1/1/2036	Baa3	10,010	9,957,047
NY Trans Dev Corp–Delta AMT	4.375%	10/1/2045	Baa3	6,750	6,790,770
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2031	Baa3	3,600	3,900,672
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2033	Baa3	11,000	11,795,740
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2034	Baa3	3,450	3,686,118
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2036	Baa3	7,400	7,858,948
NY Trans Dev Corp–Delta AMT	5.00%	10/1/2040	Baa3	6,750	7,204,207
NY Trans Dev Corp–LaGuardia Airport AMT	4.00%	7/1/2031	Baa3	3,000	3,123,000
NY Trans Dev Corp–LaGuardia Airport AMT	4.00%	7/1/2032	Baa3	3,000	3,113,160
NY Trans Dev Corp–LaGuardia Airport AMT	4.00%	7/1/2033	Baa3	3,500	3,622,395
NY Trans Dev Corp–LaGuardia Airport AMT	5.00%	7/1/2034	Baa3	2,250	2,443,230
NY Trans Dev Corp–LaGuardia Airport AMT	5.25%	1/1/2050	Baa3	5,000	5,375,050
NY Trans Dev Corp–TOGA AMT	5.00%	1/1/2023	Baa3	750	797,175
NY Twy Auth	5.00%	1/1/2024	A1	1,960	2,229,363
NY Twy Auth	5.00%	1/1/2026	A1	5,115	6,047,209
NY Twy Auth	5.00%	1/1/2033	A1	3,405	4,201,940
NY Twy Auth (AGM)	4.00%	1/1/2040	AA	11,770	13,615,418
Orlando & Orange Co Expwy Auth	5.00%	7/1/2030	A+	10,000	11,127,900
Orlando Arpt Rev AMT	5.00%	10/1/2030	AA-	15,000	19,028,250
PA Tpk Commn	5.00%	12/1/2022	A+	3,500	3,860,535

64	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
PA Tpk Commn	5.00%	12/1/2032	A1	$1,500	$1,951,725
PA Tpk Commn	5.00%	12/1/2033	A1	1,300	1,687,062
PA Tpk Commn	5.00%	12/1/2034	A1	1,200	1,548,984
PA Tpk Commn	5.00%	12/1/2035	A1	1,800	2,300,796
Phoenix Arpt	5.00%	7/1/2036	Aa3	4,045	4,818,283
Phoenix Arpt AMT	5.00%	7/1/2022	Aa3	1,500	1,610,160
Phoenix Arpt AMT	5.00%	7/1/2029	A1	1,500	1,896,390
Phoenix Arpt AMT	5.00%	7/1/2030	A1	4,245	5,317,075
Phoenix Civic Impt Corp AR	5.00%	7/1/2036	A1	5,000	5,921,150
Port Auth NY & NJ	5.00%	12/1/2023	Aa3	5,300	6,062,829
Port Auth NY & NJ	4.00%	11/1/2037	Aa3	3,540	4,076,310
Port Auth NY & NJ	5.00%	12/1/2025	Aa3	10,000	11,347,800
Port Auth NY & NJ	5.00%	10/15/2026	Aa3	5,605	6,760,695
Port Auth NY & NJ	5.00%	10/15/2027	Aa3	4,750	5,711,210
Port Auth NY & NJ–JFK IAT	5.00%	12/1/2020	Baa1	2,100	2,118,627
Port Auth NY & NJ AMT	4.00%	7/15/2037	Aa3	2,000	2,268,060
Port Auth NY & NJ AMT	4.00%	7/15/2038	Aa3	3,000	3,390,030
Port Auth NY & NJ AMT	4.00%	7/15/2039	Aa3	6,000	6,757,320
Port Auth NY & NJ AMT	5.00%	9/15/2026	Aa3	11,385	14,029,280
Port Auth NY & NJ AMT	5.00%	9/15/2028	Aa3	4,000	5,029,120
Port Auth NY & NJ AMT	5.00%	11/1/2030	Aa3	4,100	5,247,426
Port Auth NY & NJ AMT	5.00%	10/15/2034	Aa3	9,170	10,400,064
Port Oakland AMT	5.00%	5/1/2022	A+	11,000	11,792,770
Port of Portland–Portland Intl Arpt AMT	5.00%	7/1/2037	A+	2,420	2,943,712
Port of Portland–Portland Intl Arpt AMT	5.00%	7/1/2038	A+	3,250	3,940,885
Port of Portland–Portland Intl Arpt AMT	5.00%	7/1/2039	A+	3,330	4,025,837
Port Seattle AMT	5.00%	5/1/2033	A+	4,045	4,791,424
Port Seattle AMT	5.00%	4/1/2044	A+	14,870	17,615,151
PR Hwy & Trans Auth(d)	5.00%	7/1/2033	C	1,215	537,638
PR Hwy & Trans Auth(d)	5.50%	7/1/2023	C	4,305	1,904,963
PR Hwy & Trans Auth(d)	5.50%	7/1/2024	C	3,000	1,327,500
PR Hwy & Trans Auth (AGC)	5.25%	7/1/2036	AA	1,560	1,724,424
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	1,000	1,108,170
Sacramento Co Arpt AMT	5.00%	7/1/2027	A	5,950	7,334,148
Sacramento Co Arpt AMT	5.00%	7/1/2034	A	4,000	4,831,680
Salt Lake City Arpt AMT	5.00%	7/1/2029	A+	3,000	3,727,740
Salt Lake City Arpt AMT	5.00%	7/1/2030	A+	2,275	2,740,647

See Notes to Financial Statements.	65

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
Salt Lake City Arpt AMT	5.00%		7/1/2031	A+	$3,000	$3,590,880
Salt Lake City Arpt AMT	5.00%		7/1/2032	A+	8,750	10,411,712
Salt Lake City Arpt AMT	5.00%		7/1/2034	A+	4,455	5,260,687
Salt Lake City Arpt AMT	5.00%		7/1/2034	A+	14,645	17,655,133
San Diego Arpt	4.00%		7/1/2037	A-	2,000	2,309,220
San Diego Arpt	4.00%		7/1/2038	A-	2,000	2,301,720
San Francisco Arpt AMT	5.00%		5/1/2026	A1	10,000	10,698,200
San Francisco Arpt AMT	5.00%		5/1/2028	A1	7,550	8,056,076
San Francisco Arpt AMT	5.00%		5/1/2037	A1	15,565	18,939,959
San Jose Arpt	5.00%		3/1/2026	A	1,200	1,369,356
San Jose Arpt	5.00%		3/1/2027	A	2,260	2,576,490
San Jose Arpt	5.00%		3/1/2028	A	1,655	1,883,175
San Jose Arpt AMT	5.00%		3/1/2035	A	1,500	1,768,275
South Carolina Ports AMT	5.00%		7/1/2032	A+	4,225	5,338,414
South Jersey Trans Auth	5.00%		11/1/2021	BBB+	5,305	5,558,367
Southeastern PA Transp Auth–Garvee	5.00%		6/1/2023	AA-	2,500	2,580,425
Triborough Brdg & Tunl Auth	4.00%		11/15/2040	AA-	10,000	11,652,200
Triborough Brdg & Tunl Auth	5.00%		11/15/2029	AA-	5,650	7,063,517
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%		11/15/2021	A+	2,595	2,744,161
TX Surface Trans Corp–I-635	4.00%		12/31/2033	Baa2	6,500	7,483,125
TX Surface Trans Corp–I-635	4.00%		12/31/2034	Baa2	6,500	7,437,365
TX Surface Trans Corp–I-635	4.00%		12/31/2035	Baa2	6,000	6,848,640
TX Surface Trans Corp–I-635	4.00%		6/30/2036	Baa2	4,125	4,692,889
TX Surface Trans Corp–I-635	4.00%		12/31/2036	Baa2	5,500	6,243,435
Washington D.C Met Area Transit	5.00%		7/15/2032	AA	3,880	5,202,382
Washington D.C Met Area Transit	5.00%		7/15/2033	AA	3,525	4,678,627
Wayne Co Arpt AMT	5.00%		12/1/2026	A1	1,590	1,897,824
Wayne Co Arpt AMT	5.00%		12/1/2027	A1	2,000	2,376,140
Total						1,251,850,452

Utilities 10.61%
Albuquerque Bernalillo Co Wtr Util	5.00%		7/1/2024	AA+	2,645	3,107,849
Albuquerque Bernalillo Co Wtr Util	5.00%		7/1/2025	AA+	4,000	4,691,760
Appling Co Dev–Oglethorpe Power	1.50%	#(b)	1/1/2038	BBB+	1,250	1,257,875
CA Dept Wtr Res Wtr–Central Valley	5.00%		12/1/2021	NR	45	47,532
CA Poll Ctl–Poseidon Res†	5.00%		7/1/2039	Baa3	5,000	5,824,850
CA Poll Ctl–Poseidon Res AMT†	5.00%		7/1/2037	Baa3	5,570	5,803,494
Central Plains–Goldman Sachs	5.00%		9/1/2027	A3	7,525	8,082,226

66	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Utilities (continued)
Central Plains–Goldman Sachs	5.00%		9/1/2035	BBB+	$3,435	$4,619,560
Chicago Wastewater	5.00%		1/1/2029	A	4,335	5,298,367
Chicago Wastewater	5.00%		1/1/2030	A	6,500	7,888,400
Chicago Water	5.00%		11/1/2025	A	2,625	3,132,544
Chicago Water (AGM)	5.00%		11/1/2034	AA	6,275	7,482,875
Chicago Water (AGM)	5.00%		11/1/2035	AA	5,000	5,941,200
Chicago Water (AGM)	5.25%		11/1/2030	AA	5,510	6,774,104
Clarion Co IDA–American Wtr AMT	2.45%	#(b)	12/1/2039	A+	2,250	2,424,443
Cleveland Public Pwr (AGM)	4.00%		11/15/2034	AA	1,000	1,196,680
Cleveland Public Pwr (AGM)	4.00%		11/15/2036	AA	1,000	1,172,250
Cleveland Public Pwr (AGM)	4.00%		11/15/2038	AA	1,000	1,155,290
Cleveland Public Pwr (AGM)	5.00%		11/15/2028	AA	700	925,190
Cleveland Public Pwr (AGM)	5.00%		11/15/2033	AA	2,000	2,620,920
DE EDA–NRG Energy	5.375%		10/1/2045	Baa2	4,230	4,241,379
Detroit Sewer	5.00%		7/1/2034	A+	2,200	2,580,248
Detroit Sewer	5.00%		7/1/2035	A+	1,835	2,148,455
Energy Northwest–Bonneville Pwr	5.00%		7/1/2033	Aa2	7,000	9,435,790
Farmington Poll Ctl–AZ Pub Svc	4.70%		5/1/2024	A2	5,265	5,282,164
Guam Waterworks Auth	5.00%		7/1/2029	A-	1,000	1,120,790
Guam Waterworks Auth	5.00%		7/1/2036	A-	1,000	1,147,400
HI Dept Budget–Hawaiian Electric	3.20%		7/1/2039	Baa2	11,120	11,355,522
HI Dept Budget–Hawaiian Electric AMT	3.10%		5/1/2026	Baa2	7,000	7,444,710
Houston Util Sys	5.00%		5/15/2022	AA	3,000	3,235,260
Houston Util Sys	5.00%		11/15/2023	AA	4,000	4,594,920
Houston Util Sys	5.00%		11/15/2026	AA	5,355	6,357,028
Imperial Irrigation Dist	5.00%		11/1/2032	AA-	2,000	2,461,860
IN Muni Pwr	5.00%		1/1/2033	A+	5,210	6,498,120
IN Muni Pwr	5.00%		1/1/2034	A+	4,000	4,969,800
KY Muni Pwr–Prairie State Proj	3.45%	#(b)	9/1/2042	Baa1	5,935	6,022,897	(c)
KY Public Energy Auth–BP	4.00%	#(b)	1/1/2049	A1	6,375	7,147,267
KY Public Energy Auth–Morgan Stanley	4.00%	#(b)	4/1/2048	A3	3,200	3,533,856
LA Env Facs–E Baton Rouge Swr	0.875%	#(b)	2/1/2046	A+	15,000	14,890,200
Long Beach Nat Gas–ML	1.618% (3 Mo. LIBOR * .67 + 1.43%	)#	11/15/2026	A2	4,000	4,060,040
Long Island Power Auth	0.85%	#(b)	9/1/2050	A	6,000	6,032,460
Long Island Power Auth	5.00%		9/1/2034	A	2,250	2,794,410
Los Angeles USD	5.00%		7/1/2023	Aa3	10,000	11,323,300
Lower AL Gas Dist–Goldman Sachs	5.00%		9/1/2031	A3	4,005	5,191,041

See Notes to Financial Statements.	67

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Utilities (continued)
Lower Colo Riv Auth–Transmn Contract	5.00%		5/15/2034	A	$3,190	$4,070,217
Lower Colo Riv Auth–Transmn Contract	5.00%		5/15/2035	A	2,430	3,086,999
Lower Colo Riv Auth–Transmn Contract	5.00%		5/15/2036	A	5,055	6,390,177
Lower Colorado River Authority Transmission Services Corp	5.00%		5/15/2036	A	1,760	2,224,869
Luzerne Co IDA–American Wtr AMT	2.45%	#(b)	12/1/2039	A+	4,000	4,342,240
Main St Nat Gas–Citibank	4.00%	#(b)	3/1/2050	A3	18,170	21,114,267
Main St Nat Gas–ML	5.00%		3/15/2021	A2	2,500	2,549,075
Maricopa Co Poll Cntrl–El Paso Elec	3.60%		2/1/2040	Baa2	5,085	5,474,409
Maricopa Co Poll Cntrl–El Paso Elec	3.60%		4/1/2040	Baa2	3,000	3,228,180
MEAG–Proj 1	5.00%		1/1/2021	A2	4,185	4,232,165
MI Strat Fund–Detroit Edison	1.45%	#(b)	8/1/2029	Aa3	3,500	3,516,520
MI Strat Fund–Detroit Edison	1.45%	#(b)	9/1/2030	Aa3	1,000	1,004,720
Miami Dade Co Wtr & Swr	5.00%		10/1/2043	AA-	6,485	8,067,664
Miami-Dade Co Wtr & Swr	4.00%		10/1/2035	AA-	5,000	5,842,750
MO Joint Muni Elec Util Commn	5.00%		1/1/2023	A2	2,000	2,211,440
MO Joint Muni Elec Util Commn	5.00%		1/1/2025	A2	1,500	1,719,600
Modesto Irrigation Dist	5.00%		7/1/2023	A+	1,780	2,017,648
Modesto Irrigation Dist	5.00%		7/1/2024	A+	3,720	4,216,657
Modesto Irrigation Dist	5.00%		7/1/2025	A+	8,410	9,532,819
Monroe Dev Auth–Oglethorpe Power	1.50%	#(b)	1/1/2039	BBB+	1,875	1,886,813
New Orleans Sewer	5.00%		6/1/2021	A	400	412,484
New York St Pwr Auth	4.00%		11/15/2045	Aa1	3,325	3,893,741
North Sumter Co Util Dep Dist	5.00%		10/1/2032	A-	8,000	8,366,160
Northern CA Gas–Goldman Sachs	4.00%	#(b)	7/1/2049	A3	7,500	8,334,525
Northern CA Pwr–Hydroelec #1	5.00%		7/1/2026	A+	3,600	3,878,928
NYC Muni Water	4.00%		6/15/2037	AA+	3,630	4,265,068
Omaha Pub Pwr Dist	5.00%		2/1/2029	AA	5,000	6,127,750
Philadelphia Gas Works	5.00%		8/1/2026	A	1,000	1,186,840
Philadelphia Gas Works	5.00%		8/1/2027	A	1,000	1,184,760
Philadelphia Gas Works	5.00%		8/1/2028	A	1,250	1,550,225
Philadelphia Gas Works	5.00%		8/1/2029	A	1,700	2,099,976
Philadelphia Gas Works	5.00%		8/1/2030	A	1,425	1,754,360
Philadelphia Gas Works	5.00%		10/1/2033	A	2,390	2,866,542
Philadelphia Water & Wastewater	5.00%		11/1/2029	A+	3,185	4,056,066
Phoenix Civic Impt Corp–Water Sys	5.00%		7/1/2027	AAA	5,010	5,876,429
Piedmont Muni Pwr Agy	5.00%		1/1/2022	A-	4,750	4,803,675
Piedmont Muni Pwr Agy	5.00%		1/1/2024	A-	7,920	8,005,457

68	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Utilities (continued)
Pima Co IDA–Tucson Elec	4.95%		10/1/2020	A-		$10,640	$10,640,000
PR Aqueduct & Swr Auth	5.00%		7/1/2022	Ca		4,690	4,844,395
PR Aqueduct & Swr Auth	5.25%		7/1/2042	Ca		3,625	3,688,437
PR Elec Pwr Auth(d)	5.00%		7/1/2037	D	(f)	1,035	737,438
PR Elec Pwr Auth(d)	5.00%		7/1/2042	D	(f)	2,390	1,702,875
PR Elec Pwr Auth(d)	5.50%		7/1/2038	D	(f)	2,350	1,680,250
PR Elec Pwr Auth(d)	7.00%		7/1/2033	D	(f)	4,000	2,910,000
PR Elec Pwr Auth(d)	7.00%		7/1/2040	D	(f)	725	527,438
PR Elec Pwr Auth (AGM)	0.718% (3 Mo. LIBOR * .67 +.52%	)#	7/1/2029	AA		5,720	5,055,050	(c)
Riverside Elec	5.00%		10/1/2037	AA-		4,000	5,123,880
Riverside Elec	5.00%		10/1/2038	AA-		5,000	6,385,250
SA Energy Acquisition Pub Fac–Goldman Sachs	5.50%		8/1/2021	A3		2,360	2,456,854
Salt Verde Fin Corp–Citi	5.00%		12/1/2037	A3		7,165	9,679,198
Salt Verde Fin Corp–Citi	5.25%		12/1/2026	A3		7,500	9,235,650
Salt Verde Fin Corp–Citi	5.50%		12/1/2029	A3		5,100	6,718,791
San Antonio Elec & Gas	5.00%		2/1/2029	Aa1		7,340	9,124,060
San Antonio Elec & Gas	5.00%		2/1/2030	Aa1		10,000	12,392,900
Seminole Co Wtr & Swr	5.00%		10/1/2024	AA+		4,000	4,747,320
Stockton PFA–Wastewater (BAM)	5.00%		9/1/2024	AA		1,000	1,165,720
TEAC–Goldman Sachs	5.25%		9/1/2021	A3		3,000	3,128,640
TEAC–Goldman Sachs	5.25%		9/1/2024	A3		8,940	10,503,874
TEAC–Goldman Sachs	5.625%		9/1/2026	BBB	(f)	5,000	6,099,950
Texas Water Dev Brd	3.00%		10/15/2033	AAA		4,000	4,525,400
Transbay Pwr Auth	5.00%		10/1/2030	A-	(f)	300	392,943
Transbay Pwr Auth	5.00%		10/1/2031	A-	(f)	300	390,543
Transbay Pwr Auth	5.00%		10/1/2032	A-	(f)	500	646,035
Transbay Pwr Auth	5.00%		10/1/2033	A-	(f)	900	1,156,482
Transbay Pwr Auth	5.00%		10/1/2034	A-	(f)	970	1,242,900
Transbay Pwr Auth	5.00%		10/1/2035	A-	(f)	900	1,147,905
Transbay Pwr Auth	5.00%		10/1/2037	A-	(f)	675	854,010
Transbay Pwr Auth	5.00%		10/1/2039	A-	(f)	1,400	1,759,772
Transbay Pwr Auth	5.00%		10/1/2040	A-	(f)	1,500	1,879,785
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2024	A3		23,000	25,046,540
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2028	A3		2,000	2,155,500
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2029	A3		2,225	2,392,498
TX Muni Gas Acq & Supply–ML	5.25%		12/15/2021	A2		4,710	4,968,956

See Notes to Financial Statements.	69

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2020

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Utilities (continued)
TX Muni Gas Acq & Supply–ML		5.25%		12/15/2023	A2	$2,925	$3,341,900
TX Muni Gas Acq & Supply–ML		6.25%		12/15/2026	A2	15,160	17,886,223
Utility Debt Sec Auth–Lipa		5.00%		6/15/2028	AAA	5,915	7,363,879
Western MN Muni Pwr Agy		5.00%		1/1/2023	Aa3	1,500	1,659,660
WV EDA–Wheeling Pwr AMT		3.00%	#(b)	6/1/2037	A-	9,400	9,699,202
Wyandotte CO Unified Govt Utility Sys		5.00%		9/1/2021	A	3,105	3,238,670
Total							589,005,314
Total Municipal Bonds (cost $5,256,858,532)							5,511,455,415

	Interest Rate#	Interest Rate Reset Date(i)		Final Maturity Date

SHORT-TERM INVESTMENTS 0.84%

Variable Rate Demand Notes 0.84%

General Obligation 0.12%
CA State GO	0.08%	10/1/2020		5/1/2034	AAA	4,220	4,220,000
NYC GO	0.12%	10/1/2020		12/1/2047	Aa1	2,265	2,265,000
Total							6,485,000

Health Care 0.04%
NJ Hlth–Virtua Hlth	0.06%	10/1/2020		7/1/2043	AA+	2,200	2,200,000

Special Tax 0.05%
NYC TFA–Future Tax	0.13%	10/1/2020		8/1/2042	AAA	3,000	3,000,000

Tax Revenue 0.37%
NYC TFA–Future Tax	0.12%	10/1/2020		11/1/2044	AAA	16,090	16,090,000
NYC TFA–Future Tax	0.13%	10/1/2020		2/1/2045	AAA	4,500	4,500,000
Total							20,590,000

Transportation 0.03%
Triborough Brdg & Tunl Auth	0.14%	10/1/2020		1/1/2032	Aa1	1,450	1,450,000

70	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2020

Investments	Interest Rate	Interest Rate Reset Date(i)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Utilities 0.23%
NYC Muni Water	0.12%	10/1/2020	6/15/2050	AA+	$4,945	$4,945,000
NYC Muni Water	0.14%	10/1/2020	6/15/2049	AA+	2,485	2,485,000
NYC Muni Water	0.14%	10/1/2020	6/15/2049	AA+	5,650	5,650,000
Total						13,080,000
Total Short-Term Investments (cost $46,805,000)						46,805,000
Total Investments in Securities 100.12% (cost $5,303,663,532)						5,558,260,415
Liabilities in Excess of Cash and Other Assets (0.12%)						(6,759,270)
Net Assets 100.00%						$5,551,501,145

AGC	Insured by–Assured Guarantee Corp.
AGM	Insured by–Assured Guaranty Municipal Corporation.
AMBAC	Insured by–AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
COP	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by–Financial Guaranty Insurance Company.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NPFGC	Insured by–National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipts.
TRIPS	Tax Refund Intercept Programs.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2020.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2020, the total value of Rule 144A securities was $194,494,298, which represents 3.50% of net assets.
(a)	Unaudited.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Defaulted (non-income producing security).
(e)	Securities purchased on a when-issued basis (See Note 2(g)).
(f)	This investment has been rated by Fitch IBCA.
(g)	Stub Rights issued in connection with a plan of reorganization.
(h)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security fair valued by the Pricing Committee.
(i)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

See Notes to Financial Statements.	71

Schedule of Investments (concluded)

INTERMEDIATE TAX FREE FUND September 30, 2020

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$454,576,148	$5,079,763	$459,655,911
Health Care	–	742,734,941	2,477,153	745,212,094
Other Revenue	–	235,735,485	420,040	236,155,525
Utilities	–	577,927,367	11,077,947	589,005,314
Remaining Industries	–	3,481,426,571	–	3,481,426,571
Short-Term Investments
Variable Rate Demand Notes	–	46,805,000	–	46,805,000
Total	$–	$5,539,205,512	$19,054,903	$5,558,260,415

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the fund has a significant amount of Level 3 investments in relation to the Fund’s net assets. The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2019	$3,639,560
Accrued Discounts (Premiums)	97,156
Realized Gain (Loss)	(6,056,839)
Change in Unrealized Appreciation (Depreciation)	4,935,670
Purchases	–
Sales	(489,948)
Transfers into Level 3	16,929,304
Transfers out of Level 3	–
Balance as of September 30, 2020	$19,054,903
Change in unrealized appreciation/depreciation for the year ended September 30, 2020, related to Level 3 investments held at September 30, 2020	$(813,597)

72	See Notes to Financial Statements.

Schedule of Investments

NATIONAL TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 98.75%

Corporate-Backed 7.89%
AR DFA–Big River Steel AMT†	4.75%		9/1/2049	B	$15,500	$15,565,100
AZ IDA	3.625%		5/20/2033	BBB	8,616	9,007,559
CA Poll Ctl–Poseidon Res AMT†	5.00%		11/21/2045	Baa3	13,775	14,297,210
CA Poll Ctl–Waste Mgmt AMT	4.30%		7/1/2040	A-	2,575	2,921,852
Chandler AZ IDA–Intel Corp AMT	2.70%	#(b)	12/1/2037	A+	4,000	4,218,120
Fort Bend IDC–NRG Energy	4.75%		5/1/2038	Baa2	3,500	3,628,625
Gloucester Co Poll Ctl–Logan AMT	5.00%		12/1/2024	BBB-	845	884,791
Hoover IDA–US Steel AMT	5.75%		10/1/2049	B-	1,100	994,543
IA Fin Auth–Alcoa	4.75%		8/1/2042	BB+	5,000	5,106,100
IA Fin Auth–Iowa Fertilizer Co	3.125%		12/1/2022	BB-	1,875	1,901,475
IA Fin Auth–Iowa Fertilizer Co	5.25%		12/1/2025	BB-	8,500	8,972,770
IL Fin Auth–Navistar†	4.75%	#(b)	10/15/2040	B3	6,750	6,871,702
IL State GO	5.00%		12/1/2036	BBB-	6,700	6,996,073
IN Fin Auth–OH River Brdgs AMT	5.00%		7/1/2048	BBB+	1,400	1,488,298
IN Fin Auth–OVEC	3.00%		11/1/2030	Ba1	1,000	997,740
IN Fin Auth–OVEC	3.00%		11/1/2030	Ba1	3,600	3,591,864
LA Env Facs–Westlake Chem	3.50%		11/1/2032	Baa2	21,235	22,704,462
LA Env Facs–Westlake Chem	6.50%		11/1/2035	Baa2	500	501,700
LA St John Parish–Marathon Oil	2.00%	#(b)	6/1/2037	BBB-	9,555	9,592,169
LA St John Parish–Marathon Oil	2.10%	#(b)	6/1/2037	BBB-	8,000	8,051,760
LA St John Parish–Marathon Oil	2.125%	#(b)	6/1/2037	BBB-	2,750	2,770,267
LA St John Parish–Marathon Oil	2.20%	#(b)	6/1/2037	BBB-	1,810	1,818,742
LA St John Parish–Marathon Oil	2.375%	#(b)	6/1/2037	BBB-	2,125	2,155,303
Love Field Arpt–Southwest Airlines	5.25%		11/1/2040	Baa1	3,840	3,848,294
Love Field Arpt–Southwest Airlines AMT	5.00%		11/1/2028	Baa1	2,845	2,951,887
Matagorda Co Nav Dist–AEP TX Central	2.60%		11/1/2029	A-	8,100	8,605,116
MD EDC–AFCO AMT	4.00%		7/1/2039	BBB	4,625	5,070,295
MD EDC–Chesapeake Bay Hyatt(c)	5.00%		12/1/2016	NR	855	513,000	(d)
Mission Econ Dev Corp–Natgasoline AMT†	4.625%		10/1/2031	BB-	5,250	5,559,855
National Fin Auth NH–Covanta†	4.625%		11/1/2042	B1	1,500	1,518,225
NH National Fin Auth–Covanta†	3.625%	#(b)	7/1/2043	B1	690	685,253
NH National Fin Auth–Covanta AMT†	3.75%	#(b)	7/1/2045	B1	1,315	1,305,861
NH National Fin Auth–Covanta AMT†	4.875%		11/1/2042	B1	5,000	5,092,900
NH National Fin Auth–Hsg Sec	4.125%		1/20/2034	NR	6,938	7,499,698
Niagara Area Dev Corp–Covanta†	3.50%		11/1/2024	B1	2,500	2,538,600
Niagara Area Dev Corp–Covanta AMT†	4.75%		11/1/2042	B1	5,000	5,076,850

See Notes to Financial Statements.	73

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Corporate–Backed (continued)
NY Energy RDA–NYSEGC	3.50%		10/1/2029	A-	$800	$907,984
NY Env Facs–Casella Waste	2.75%	#(b)	9/1/2050	B	1,300	1,311,362
NY Env Facs–Casella Waste AMT†	3.125%	#(b)	12/1/2044	B	3,000	3,061,740
NY Liberty Dev Corp–3 WTC†	5.00%		11/15/2044	NR	7,000	7,183,890
NY Trans Dev Corp–American Airlines AMT	5.25%		8/1/2031	B-	1,120	1,157,666
NY Trans Dev Corp–American Airlines AMT	5.375%		8/1/2036	B-	1,500	1,558,395
NYC IDA–TRIPS AMT	5.00%		7/1/2028	BBB+	11,005	11,539,403
OH Air Dev Auth–AEP	2.40%	#(b)	12/1/2038	BBB+	1,665	1,724,907
OH Air Dev Auth–AEP AMT	2.10%	#(b)	7/1/2028	BBB+	5,000	5,186,800
OH Air Dev Auth–AEP AMT	2.50%	#(b)	8/1/2040	BBB+	2,500	2,658,525
OH Air Dev Auth–AEP AMT	2.60%	#(b)	6/1/2041	BBB+	1,960	2,019,172
OH Air Dev Auth–OVEC	3.25%		9/1/2029	Ba1	3,450	3,553,500
OH Air Quality–AMG Vanadium AMT†	5.00%		7/1/2049	B	4,630	4,735,008
PA EDA–Covanta AMT†	3.25%		8/1/2039	B1	5,535	5,163,435
PA EDA–US Airways	8.00%		5/1/2029	B-	1,475	1,478,865
Parish of St James–Nustar Logistics†	5.85%	#(b)	8/1/2041	BB-	1,000	1,095,300
Parish of St James–Nustar Logistics†	6.10%	#(b)	12/1/2040	BB-	1,250	1,479,538
Parish of St James–Nustar Logistics†	6.35%		7/1/2040	BB-	3,250	3,868,475
Parish of St James–Nustar Logistics†	6.35%		10/1/2040	BB-	2,500	2,975,750
Phenix City IDB–Meadwestvaco	3.625%		5/15/2030	BBB	3,050	3,130,520
Port Beaumont Nav Dis–Jefferson Rail AMT†	4.00%		1/1/2050	NR	3,150	3,157,182
Richland Co Env Impt–Intl Paper AMT	3.875%		4/1/2023	BBB	6,625	7,127,705
Salem Co Poll Ctl–Chambers AMT	5.00%		12/1/2023	BBB	10,480	10,998,970
Selma IDB–Intl Paper	2.00%	#(b)	11/1/2033	BBB	2,000	2,088,600
Tuscaloosa IDA–Hunt Refining†	4.50%		5/1/2032	NR	4,500	4,848,255
Tuscaloosa IDA–Hunt Refining†	5.25%		5/1/2044	NR	3,300	3,647,457
VA Small Bus Fing–Covanta AMT†	5.00%	#(b)	1/1/2048	B	910	926,990
Valparaiso Facs–Pratt Paper AMT	7.00%		1/1/2044	NR	2,000	2,250,920
Waste Management Inc AMT	1.75%	#(b)	8/1/2038	A-	5,500	5,660,435
West Pace Coop Dist(c)	9.125%		5/1/2039	NR	4,900	2,842,000	(d)
WI PFA–American Dream†	5.00%		12/1/2027	NR	2,000	1,761,980
WI PFA–American Dream†	6.50%		12/1/2037	NR	3,000	2,595,960
WI PFA–Celanese AMT	4.30%		11/1/2030	BBB-	1,035	1,132,021
WI Pub Fin Auth–Celanese	4.05%		11/1/2030	BBB-	500	540,395
Total						300,673,164

74	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Education 4.58%
Build NYC Res Corp–CUNY	5.00%	6/1/2034	Aa2		$325	$376,545
Build NYC Res Corp–NY Law	4.00%	7/1/2045	BBB-		2,445	2,387,078
CA Ed Facs–Chapman Univ	5.00%	4/1/2045	A2		5,000	5,603,700
CA Ed Facs–Stanford Univ	5.00%	5/1/2045	AAA		5,505	8,628,812
CA Sch Fin Auth–Green Dot Schs†	5.00%	8/1/2045	BBB-		1,500	1,643,400
Cap Trust Ed–Advantage Charter Scho	5.00%	12/15/2049	Baa3		1,000	1,076,790
Cap Trust Ed–Advantage Charter Scho	5.00%	12/15/2054	Baa3		700	750,743
Chicago Brd Ed	5.00%	12/1/2044	BB-		1,750	1,865,325
Chicago Brd Ed	5.00%	12/1/2046	BB-		3,500	3,720,710
Davie Edu Facs–Nova Southeastern Univ	6.00%	4/1/2042	A-		3,040	3,474,051
Detroit Sch Dist	5.00%	5/1/2029	Aa1		4,000	4,284,560
Dutchess Co LDC–Anderson Ctr	6.00%	10/1/2030	BB+		810	811,272
FL HI Ed–Nova Southeastern Univ	5.00%	4/1/2033	A-		1,475	1,681,367
FL HI Ed–Nova Southeastern Univ	5.00%	4/1/2036	A-		2,000	2,256,820
FL HI Ed–Nova Southeastern Univ	6.375%	4/1/2031	A-		475	489,426
FL Hi Ed–Saint Leo Univ	5.00%	3/1/2049	BBB-		1,640	1,743,271
Fulton Co Dev–Tuff/Atlanta Hsg	5.00%	9/1/2032	A+		775	796,328
Hempstead Town LDC–Adelphi Univ	5.00%	10/1/2034	A-		175	192,955
IL Fin Auth–IL Inst of Tech	4.00%	9/1/2037	Baa3		3,115	3,185,337
IL Fin Auth–IL Inst of Tech	4.00%	9/1/2039	Baa3		3,295	3,349,334
IL Fin Auth–IL Inst of Tech	5.00%	9/1/2040	Baa3		2,020	2,211,355
IL Fin Auth–Univ Chicago	4.00%	10/1/2049	Aa2		6,000	6,308,940
LA PDA–Tulane Univ	4.00%	4/1/2050	A		6,000	6,711,000
LA PDA–Tulane Univ	5.00%	4/1/2045	A		5,000	6,113,600
MA DFA–Suffolk Univ	5.00%	7/1/2030	Baa2		1,500	1,762,170
MA DFA–Suffolk Univ	5.00%	7/1/2032	Baa2		3,750	4,354,162
MA DFA–Suffolk Univ	5.00%	7/1/2033	Baa2		1,250	1,442,425
MA DFA–Suffolk Univ	5.00%	7/1/2034	Baa2		1,000	1,148,290
Miami Dade Cnty Ed Facs–Univ of Miami FL	5.00%	4/1/2053	A-		5,000	5,807,000
Nashville Hlth & Ed–Lipscomb U	5.25%	10/1/2058	BBB		6,065	6,533,279
NY Dorm–Mt Sinai Sch Med	5.00%	7/1/2040	A-		5,000	5,660,800
NY Dorm–NYU	5.00%	7/1/2030	Aa2		2,155	2,442,068
NY Dorm–NYU	5.00%	7/1/2031	Aa2		4,215	4,776,480
NY Dorm–Pace Univ	5.00%	5/1/2029	NR		10	11,224
NY Dorm–Pace Univ	5.00%	5/1/2029	BBB-		245	261,121
NY Dorm–Touro Clg	5.00%	1/1/2047	BBB-	(e)	6,500	6,906,445
NY Dorm–Touro Clg	5.50%	1/1/2039	BBB-	(e)	2,450	2,608,613

See Notes to Financial Statements.	75

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Education (continued)
NYC IDA–Yankee Stadium (AGC)	Zero Coupon		3/1/2030	AA	$8,000	$6,480,960
NYC IDA–Yankee Stadium (AGM)(f)	3.00%		3/1/2049	AA	6,800	6,854,128
NYC IDA–Yankee Stadium (AGM)(f)	4.00%		3/1/2045	AA	2,400	2,726,304
PA HI Ed–Drexel Univ (AGM)	4.00%		5/1/2041	AA	3,425	3,932,653
PA HI Ed–Drexel Univ (AGM)	4.00%		5/1/2050	AA	3,500	3,949,295
PA Hi Ed–St Josephs Univ	5.00%		11/1/2030	A-	905	908,475
Univ of CT	5.25%		11/15/2047	Aa3	8,080	9,911,413
Univ of Illinois (AGM)	4.00%		4/1/2038	AA	4,965	5,492,084
Univ of North Carolina–Wilmington	5.00%		6/1/2037	A1	7,055	7,987,671
University of Houston	3.00%		2/15/2044	AA	5,530	5,848,030
WA Htlh & Ed–Seattle Univ	4.00%		5/1/2050	A	3,475	3,790,947
WI PFA–Wingate Univ	5.25%		10/1/2038	BBB	2,220	2,368,696
WI PFA–Wingate Univ	5.25%		10/1/2043	BBB	1,000	1,054,680
Total						174,682,132

Energy 0.62%
Main St Nat Gas–Macquarie	5.00%		5/15/2038	A3	3,745	5,080,841
New Mexico Energy Acq Auth–RBC	5.00%	#(b)	11/1/2039	Aa2	10,000	11,903,700
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2030	A3	6,285	6,743,365
Total						23,727,906

Financial Services 0.21%
MA Ed Fin Auth AMT	4.125%		7/1/2046	BBB	5,000	5,169,550
NJ Higher Ed Assistance Auth AMT	3.75%		12/1/2031	Aaa	2,500	2,639,175
Total						7,808,725

General Obligation 10.90%
Atlantic City Brd Ed (AGM)	6.00%		4/1/2034	AA	550	565,059
Beaverton Sch Dist	5.00%		6/15/2036	AA+	8,000	9,947,200
Bellwood GO	6.15%		12/1/2032	A	2,765	3,056,735
CA State GO	4.00%		9/1/2037	Aa2	5,000	5,745,550
CA State GO	5.00%		4/1/2032	Aa2	2,450	3,419,906
CA State GO	5.00%		2/1/2033	Aa2	10,000	10,598,200
CA State GO	5.00%		8/1/2038	Aa2	3,700	4,527,246
CA State GO	5.25%		8/1/2032	Aa2	7,500	9,072,150
CA State GO	5.375%		11/1/2035	Aa2	400	401,704
Chicago Brd Ed	5.00%		12/1/2029	BB-	2,000	2,255,600
Chicago Brd Ed	5.00%		12/1/2030	BB-	2,070	2,321,257
Chicago Brd Ed	5.00%		12/1/2031	BB-	1,000	1,111,500

76	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation (continued)
Chicago Brd Ed	5.00%	12/1/2032	BB-	$1,250	$1,389,388
Chicago Brd Ed	5.00%	12/1/2033	BB-	1,750	1,936,060
Chicago Brd Ed	5.00%	12/1/2042	BB-	575	584,033
Chicago Brd Ed	5.00%	12/1/2046	BB-	1,500	1,600,425
Chicago Brd Ed	6.50%	12/1/2046	BB-	1,100	1,287,814
Chicago Brd Ed†	7.00%	12/1/2046	BB-	1,200	1,482,984
Chicago Brd Ed (AGM)	5.00%	12/1/2027	AA	1,850	2,291,761
Chicago Brd Ed (NPFGC)(FGIC)	Zero Coupon	12/1/2030	Baa2	1,765	1,270,271
Chicago GO	5.00%	1/1/2026	BBB+	5,175	5,541,183
Chicago GO	5.00%	1/1/2029	BBB+	3,000	3,250,710
Chicago GO	5.00%	1/1/2030	BBB+	2,000	2,170,480
Chicago GO	5.00%	1/1/2033	BBB+	2,340	2,367,097
Chicago GO	5.00%	1/1/2034	BBB+	4,150	4,194,986
Chicago GO	5.00%	1/1/2034	BBB+	5,500	5,627,490
Chicago GO	5.00%	1/1/2036	BBB+	3,975	4,055,295
Chicago GO	5.00%	1/1/2040	BBB+	5,000	5,014,650
Chicago GO	5.50%	1/1/2034	BBB+	2,400	2,526,792
Chicago GO	5.50%	1/1/2035	BBB+	230	241,771
Chicago GO	5.50%	1/1/2037	BBB+	2,745	2,879,313
Chicago GO	5.50%	1/1/2040	BBB+	2,000	2,088,060
Chicago GO	5.50%	1/1/2042	BBB+	5,000	5,213,600
Chicago GO	5.50%	1/1/2049	BBB+	13,265	14,258,548
Chicago GO	5.625%	1/1/2030	BBB+	525	574,382
Chicago GO	6.00%	1/1/2038	BBB+	19,430	21,253,505
Chicago O’Hare Arpt AMT	5.00%	1/1/2052	A	9,375	10,576,219
Clark Co SD (AGM)	4.00%	6/15/2038	AA	1,200	1,404,828
Clark Co SD (AGM)	4.00%	6/15/2040	AA	1,975	2,296,964
Cook Co GO	5.00%	11/15/2030	A+	1,000	1,191,690
Cook Co GO	5.00%	11/15/2031	A+	2,150	2,551,147
Cook Co GO	5.00%	11/15/2034	A+	500	586,415
Cook Co GO	5.00%	11/15/2035	A+	1,000	1,169,160
Cook Co GO	5.25%	11/15/2024	A+	1,500	1,572,945
Cook Co GO TCRS (BAM)	5.00%	11/15/2024	AA	10,000	10,886,600
CT State GO	4.00%	6/1/2037	A1	1,000	1,173,460
CT State GO	4.00%	6/15/2037	A1	975	1,116,746
CT State GO	4.00%	6/1/2038	A1	750	876,968
CT State GO	4.00%	6/1/2039	A1	600	699,216

See Notes to Financial Statements.	77

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation (continued)
CT State GO	5.00%	11/1/2027	A1	$10,000	$10,466,400
CT State GO	5.00%	11/1/2028	A1	10,000	10,460,800
CT State GO	5.00%	6/15/2032	A1	1,250	1,576,963
CT State GO	5.00%	6/15/2033	A1	1,250	1,568,925
CT State GO	5.00%	4/15/2036	A1	1,150	1,453,612
CT State GO	5.00%	6/15/2038	A1	1,000	1,233,980
CT State GO	5.00%	4/15/2039	A1	1,650	2,060,850
Hamilton Co Sch Dist GO	4.00%	1/15/2055	Aa2	7,000	7,728,070
Hillsborough Co	3.25%	8/1/2048	AAA	7,690	8,460,692
IL State GO	4.00%	11/1/2043	BBB-	8,970	8,331,964
IL State GO	5.00%	3/1/2030	BBB-	6,500	6,618,040
IL State GO	5.00%	1/1/2033	BBB-	4,075	4,123,981
IL State GO	5.00%	1/1/2035	BBB-	6,200	6,440,250
IL State GO	5.00%	5/1/2038	BBB-	4,515	4,706,255
IL State GO	5.00%	1/1/2041	BBB-	3,580	3,672,006
IL State GO	5.50%	5/1/2030	BBB-	2,545	2,913,363
IL State GO	5.50%	7/1/2033	BBB-	9,470	9,860,069
IL State GO	5.50%	7/1/2038	BBB-	5,345	5,530,899
IL State GO	5.50%	5/1/2039	BBB-	8,250	9,040,762
Irvine USD–Spl Tax (BAM)	5.00%	9/1/2056	AA	500	584,430
Kendall Kane & WIll Co CUSD #308	5.00%	2/1/2029	A2	1,000	1,013,150
King Co Pub Hsp–Snoqualmie Vly Hsp	5.00%	12/1/2038	NR	5,000	5,167,300
Luzerne Co GO (AGM)	5.00%	11/15/2029	AA	4,215	5,053,363
MA State GO	4.00%	5/1/2048	Aa1	1,000	1,143,580
MI Strategic Fund–I–75 AMT (AGM)	4.25%	12/31/2038	AA	2,500	2,851,475
Middletown CSD	5.25%	12/1/2040	AA	2,500	2,771,300
Midlothian Water Dist (AGM)	Zero Coupon	9/1/2022	AA	2,000	1,928,500
NJ Trans Trust Fund	Zero Coupon	12/15/2029	BBB+	15,365	11,733,790
NJ Trans Trust Fund (NPFGC)(FGIC)	Zero Coupon	12/15/2030	BBB+	7,010	5,233,245
NYC GO	5.00%	8/1/2027	Aa1	6,575	7,399,176
PA State GO	4.00%	9/15/2030	Aa3	10,000	11,669,100
PA State GO	4.00%	3/1/2037	Aa3	4,255	4,968,138
Philadelphia GO	5.00%	8/1/2036	A	8,990	10,878,889
Philadelphia GO	5.00%	8/1/2037	A	3,250	3,921,840
Philadelphia GO	5.25%	7/15/2031	A	2,000	2,290,640
Philadelphia GO	5.25%	7/15/2032	A	3,000	3,435,960
Philadelphia GO	5.25%	7/15/2033	A	1,000	1,145,320

78	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

General Obligation (continued)
Philadelphia Sch Dist	4.00%		9/1/2038	A2		$2,200	$2,501,818
Philadelphia Sch Dist	4.00%		9/1/2039	A2		5,600	6,343,792
Philadelphia Sch Dist	5.00%		9/1/2037	A2		1,200	1,426,428
Philadelphia Sch Dist	5.00%		9/1/2038	A2		1,000	1,186,210
Pittsburgh GO (BAM)	5.00%		9/1/2029	AA		1,100	1,305,271
Pittsburgh GO (BAM)	5.00%		9/1/2030	AA		1,585	1,880,777
Pittsburgh GO (BAM)	5.00%		9/1/2032	AA		1,160	1,376,468
PR Comwlth GO(c)	4.75%		7/1/2018	NR		370	261,313
PR Comwlth GO(c)	5.50%		7/1/2027	Ca		1,040	691,600
PR Comwlth GO(c)	5.50%		7/1/2039	Ca		3,000	1,995,000
PR Pub Bldg Auth GTD (AGC)	5.00%		7/1/2036	AA		155	157,571
San Diego USD	3.25%		7/1/2048	Aa2		3,815	4,150,148
San Francisco Arpt AMT	5.25%		5/1/2042	A1		4,000	4,738,120
Stockton USD (AGM)	5.00%		7/1/2028	AA		750	807,285
Sweetwater UHSD (BAM)	5.00%		8/1/2027	AA		500	575,870
Tuscaloosa Co Brd of Ed	5.00%		8/1/2046	AA-		5,000	6,340,700
Union Co Util Auth–Covanta GTD AMT	4.75%		12/1/2031	AA+		4,000	4,129,440
Wilkes Barre PA School District (BAM)	5.00%		4/15/2059	AA		2,500	3,005,350
Yosemite CCD	5.00%		8/1/2029	Aa2		500	607,105
Total							415,142,406

Health Care 17.28%
Allegheny County Health Network	4.00%		4/1/2037	A		3,120	3,506,724
Allen Co–Bon Secours Mercy Hlth	5.00%		12/1/2046	A+		8,000	9,950,880
Allen Co Hsp–Catholic Hlth Ptnrs	5.00%		5/1/2033	A+		7,065	7,501,970
Antelope Valley Hlth	5.00%		3/1/2041	Ba3		3,000	3,026,490
Antelope Valley Hlth	5.00%		3/1/2046	Ba3		2,615	2,618,530
AZ Hlth Facs–Phoenix Childrens Hsp	4.00%		2/1/2050	A1		2,000	2,261,920
Baltimore Co–Riderwood Village	4.00%		1/1/2045	A	(e)	5,250	5,747,385
Baltimore Co–Riderwood Village	4.00%		1/1/2050	A	(e)	2,500	2,727,725
Berks Co IDA–Tower Hlth	4.00%		11/1/2038	BBB+		5,000	5,068,750
Berks Co IDA–Tower Hlth	4.00%		11/1/2047	BBB+		2,220	2,184,857
Berks Co IDA–Tower Hlth	5.00%		11/1/2036	BBB+		5,000	5,457,150
Berks Co IDA–Tower Hlth	5.00%	#(b)	2/1/2040	BBB+		3,285	3,708,666
Berks Co IDA–Tower Hlth	5.00%		11/1/2044	BBB+		5,000	5,133,800
Broome Co–United Health Services (AGM)	3.00%		4/1/2045	AA		10,000	10,302,700
CA Fin AUth–Standord Hlth	4.00%		8/15/2050	AA-		4,000	4,647,520
CA Hlth–Sutter Hlth	4.00%		11/15/2042	A+		2,000	2,236,220

See Notes to Financial Statements.	79

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Health Care (continued)
CA Hlth–Sutter Hlth	5.25%	8/15/2031	A+	$5,245	$5,454,852
CA Htlh–Emante Hlth	4.00%	4/1/2045	A	6,050	6,841,582
CA Muni Fin–Cmnty Med Ctrs	5.00%	2/1/2047	A-	6,940	7,932,975
CA Stwde–Eskaton Pptys	5.25%	11/15/2034	BBB	1,875	1,947,225
CA Stwde–Huntington Memorial Hosp	4.00%	7/1/2048	A-	4,500	4,977,675
CA Stwde–John Muir Hlth	4.00%	12/1/2057	A+	2,500	2,598,600
CA Stwde–Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB-	6,875	7,438,612
CA Stwde–Loma Linda Univ Med Ctr†	5.50%	12/1/2058	BB-	3,375	3,779,325
CO Hlth Fac Auth–CommonSpirit	4.00%	8/1/2038	BBB+	1,850	2,092,720
CO Hlth Facs–CommonSpirit	5.00%	8/1/2044	BBB+	3,000	3,591,030
Cobb CO Kennestone Hsp–Wellstar Hlth	4.00%	4/1/2050	A	5,750	6,472,603
Crawford Hsp Auth–Meadville Med	6.00%	6/1/2046	NR	950	1,031,035
Crawford Hsp Auth–Meadville Med	6.00%	6/1/2051	NR	1,115	1,206,006
CT Hlth & Ed–Hartford Hlthcare	5.00%	7/1/2032	A	640	662,579
CT Hlth & Ed–Yale New Haven Hsp	5.00%	7/1/2028	AA-	500	573,945
CT Hlth–Nuvance	4.00%	7/1/2041	A-	3,180	3,441,396
CT Hlth–Nuvance	4.00%	7/1/2049	A-	20,170	21,512,313
Cuyahoga Co Hsp–Metrohealth	5.00%	2/15/2057	BBB-	1,000	1,114,510
Cuyahoga Co Hsp–Metrohealth	5.50%	2/15/2052	BBB-	8,925	10,347,466
Cuyahoga Co Hsp–Metrohealth	5.50%	2/15/2057	BBB-	5,250	6,068,108
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB	700	750,148
Duluth Econ Dev Auth–Essentia Health	5.25%	2/15/2053	A-	2,870	3,395,124
Duluth Econ Dev Auth–Essentia Health	5.25%	2/15/2058	A-	19,500	23,030,280
Escambia Co–Baptist Hlth	4.00%	8/15/2050	BBB+	12,360	13,469,310
Fairview Health Services	5.00%	11/15/2049	A+	5,400	6,460,452
Franklin Co Hlth–OPRS Cmntys	6.125%	7/1/2040	NR	290	319,145
Franklin Co Hlth–OPRS Cmntys	6.125%	7/1/2040	NR	4,590	4,794,576
Gainesville & Hall Co Hsp–NE GA Hlth	5.00%	2/15/2030	A	3,345	4,355,859
Gainesville & Hall Co Hsp–NE GA Hlth	5.00%	2/15/2032	A	5,545	7,121,776
Gainesville & Hall Co Hsp–NE GA Hlth GTD	5.50%	8/15/2054	AA-	5,225	6,069,830
Greenville Hlth Sys	5.00%	5/1/2034	A	3,970	4,352,986
Guadalupe Co–Seguin City Hsp	5.00%	12/1/2045	BB	2,000	2,065,580
IL Fin Auth–Centegra Hlth	5.00%	9/1/2034	AA+	235	265,806
IL Fin Auth–Univ of Illinois Hlth	4.00%	10/1/2040	BBB+	1,030	1,129,385
IL Fin Auth–Univ of Illinois Hlth	4.00%	10/1/2050	BBB+	2,500	2,685,425
IL Fin Auth–Univ of Illinois Hlth	4.00%	10/1/2055	BBB+	2,285	2,444,333
IN Fin Auth–Major Hsp	5.00%	10/1/2029	Baa3	1,500	1,620,570
LA PFA–Ochsner Clinic	6.25%	5/15/2031	A3	8,090	8,394,912

80	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
LA Stwde–Childrens Med Ctr	4.00%	6/1/2050	A+		$3,775	$4,235,399
La Verne COP–Brethren Hillcrest Homes	5.00%	5/15/2036	BBB–	(e)	1,350	1,466,789
Lee Memorial Hlth System	4.00%	4/1/2049	A+		5,500	6,142,070
Lucas Co Hsp–ProMedica Hlth	5.25%	11/15/2048	BBB		7,350	8,379,955
MA DFA–Atrius Hlth	4.00%	6/1/2049	BBB		4,380	4,704,164
MA DFA–Atrius Hlth	5.00%	6/1/2039	BBB		2,000	2,371,820
MA DFA–Boston Med Ctr	5.00%	7/1/2031	BBB		1,980	2,288,365
MA DFA–Boston Med Ctr	5.00%	7/1/2035	BBB		5,115	5,832,788
MA DFA–CareGroup	5.00%	7/1/2048	A		4,000	4,760,760
MA DFA–Partners Hlth	4.00%	7/1/2041	AA-		5,000	5,611,300
MA DFA–Wellforce Hlth	4.00%	7/1/2035	BBB+		2,000	2,175,140
MA DFA–Wellforce Hlth	5.00%	7/1/2039	BBB+		2,685	3,129,341
MA DFA–Wellforce Hlth (AGM)	4.00%	10/1/2045	AA		1,685	1,913,756
Martin Co Hlth–Cleveland Clinic	4.00%	1/1/2046	AA		5,000	5,689,000
Martin Co Hlth–Martin Mem Med	5.50%	11/15/2032	NR		930	985,084
Martin Hsp Dist	7.25%	4/1/2036	BBB	(e)	3,250	3,309,930
MD Hlth & HI Ed–Adventist	5.50%	1/1/2046	Baa3		10,000	11,210,600
MD Hlth & HI Ed–Doctors	5.00%	7/1/2038	Baa3		7,080	7,896,466
MD Hlth & HI Ed–Mercy Med Ctr	5.00%	7/1/2036	BBB+		1,320	1,494,029
MD Hlth & HI Ed–Mercy Med Ctr	5.00%	7/1/2038	BBB+		2,250	2,534,873
MD Hlth & Hi Ed–Mercy Med Ctr	6.25%	7/1/2031	BBB+		11,635	11,998,826
ME Hlth & HI Ed–Mainegeneral Hlth	6.00%	7/1/2026	Ba3		620	635,252
ME Hlth & HI Ed–Mainegeneral Hlth	6.75%	7/1/2036	Ba3		400	409,356
ME Hlth & Hi Ed–MaineGeneral Hlth	7.50%	7/1/2032	Ba3		11,150	11,492,082
Mesquite Hlth–Christian Care Ctrs	5.125%	2/15/2042	BB–	(e)	1,000	832,230
MI Fin Auth–Henry Ford Hlth	4.00%	11/15/2050	A		7,420	8,305,503
MI Fin Auth–Trinity Health	4.00%	12/1/2049	AA-		6,000	6,753,120
MI Hosp Fin Auth–Ascension Hlth	5.00%	11/15/2047	AA+		4,000	5,010,400
MO Hlth Ed–Mercy Hlth(f)	4.00%	6/1/2053	A+		25,000	27,501,750
MO Hlth Ed–Mosaic Hlth	4.00%	2/15/2054	A1		4,450	4,953,295
Montgomery Co Hgr Ed–Thomas Jeff U	4.00%	9/1/2049	A		3,960	4,229,082
Montgomery Co Hosp–Premier	4.00%	11/15/2042	Baa1		4,440	4,752,132
Montgomery Co Hosp–Premier	4.00%	11/15/2045	Baa1		3,900	4,144,023
Montgomery Co IDA–ACTS	5.00%	11/15/2045	A-	(e)	1,250	1,469,613
Montgomery Co IDA–ACTS Retirement	5.00%	11/15/2024	A-	(e)	3,150	3,397,023
Montgomery Co IDA–ACTS Retirement	5.00%	11/15/2025	A-	(e)	1,300	1,401,946
Montgomery Co IDA–Jefferson Hlth	5.00%	10/1/2027	AA		4,500	4,826,295

See Notes to Financial Statements.	81

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
Montgomery Co IDA–Whitemarsh	5.375%	1/1/2050	NR		$1,070	$1,083,461
MT St Fac Fin Auth–Kalispell Med Ctr	5.00%	7/1/2043	BBB		4,000	4,589,640
MT St Fac Fin Auth–Kalispell Med Ctr	5.00%	7/1/2048	BBB		5,760	6,518,995
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2044	BB+		2,650	2,742,962
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2034	A-		1,100	1,222,749
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2029	A-		1,000	1,127,790
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2030	A-		580	651,253
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2031	A-		1,620	1,813,995
NE Ed Hlth–Immanuel	4.00%	1/1/2049	AA	(e)	10,000	10,979,900
NH Hlth & Ed–Dartmouth Hitchcock	5.00%	8/1/2059	A		5,610	8,155,762
NJ Hlth–St Peters Univ Hsp	5.75%	7/1/2037	BB+		5,000	5,015,650
NJ Hlth–Univ Hosp (AGM)	5.00%	7/1/2029	AA		135	154,286
NM Hsp–Haverland	5.00%	7/1/2049	BBB-	(e)	3,375	3,490,830
NY Dorm–Montefiore	4.00%	8/1/2036	BBB		1,450	1,591,274
NY Dorm–Montefiore	4.00%	8/1/2038	BBB		1,765	1,918,643
NY Dorm–Montefiore	5.00%	8/1/2033	BBB		1,000	1,189,190
NY Dorm–Montefiore	5.00%	8/1/2034	BBB		1,010	1,197,779
NY Dorm–Montefiore	5.00%	8/1/2035	BBB		1,000	1,181,620
NY Dorm–Montefiore Ob Group	5.00%	8/1/2030	BBB		3,040	3,694,178
NY Dorm–Orange Reg Med Ctr†	5.00%	12/1/2031	BBB-		1,300	1,525,914
NY Dorm–Orange Reg Med Ctr†	5.00%	12/1/2036	BBB-		1,000	1,150,390
NY Dorm–Orange Reg Med Ctr†	5.00%	12/1/2040	BBB-		1,300	1,434,953
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2037	BBB-		1,000	1,147,420
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa2		2,400	2,408,208
NYC Hlth & Hsp Corp	5.00%	2/15/2030	Aa2		5,640	5,656,243
NYC IDA–Yankee Stadium(f)	3.00%	3/1/2049	A2		4,980	4,904,852
OH Hsp–University Hospitals	4.00%	1/15/2050	A		12,000	13,395,960
OK DFA–OU Med	5.50%	8/15/2057	Baa3		7,090	8,258,999
OK DFA–OU Med (AGM)	4.00%	8/15/2048	AA		4,000	4,409,240
Oneida Co–Mohawk Valley Hlth (AGM)	4.00%	12/1/2049	AA		4,500	5,076,675
Oroville–Oroville Hsp	5.25%	4/1/2039	BB		1,000	1,094,320
Oroville–Oroville Hsp	5.25%	4/1/2054	BB		1,000	1,065,170
PA Hi Ed–U Penn Hlth	4.00%	8/15/2049	AA		12,000	13,590,240
Palm Beach Co Hlth–Lifespace	5.00%	5/15/2053	BBB	(e)	2,375	2,530,586
Palomar Hlth	5.00%	11/1/2036	BBB		4,025	4,589,547
Pell City Spl Care Facs–Noland Hlth	5.00%	12/1/2031	A		4,845	5,043,112
Philadelphia Hsps–Temple Univ Hlth	5.00%	7/1/2031	BBB-		1,000	1,155,110

82	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
Philadelphia Hsps–Temple Univ Hlth	5.00%	7/1/2032	BBB-		$1,000	$1,149,020
Philadelphia Hsps–Temple Univ Hlth	5.00%	7/1/2033	BBB-		2,950	3,374,594
Philadelphia Hsps–Temple Univ Hlth	5.625%	7/1/2036	BBB-		1,250	1,324,250
Pulaski Co Pub Facs–Baptist Hlth	5.00%	12/1/2039	A		5,750	6,404,063
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2026	BB		950	1,014,790
Savannah Hosp–St.Joseph’s/Candler	4.00%	7/1/2043	A3		5,000	5,460,800
Tampa Hlth & Ed–Moffit Cancer	4.00%	7/1/2045	A2		3,960	4,436,784
Tampa Hlth & Ed–Moffit Cancer	5.00%	7/1/2050	A2		5,350	6,512,073
UCal Med Ctr	5.25%	5/15/2038	AA-		660	733,300
UNC Hopsitals–Chapel Hill	5.00%	2/1/2045	AA		5,000	7,634,650
Upland COP–San Antonio Cmnty Hsp COP	6.375%	1/1/2032	BBB		5,000	5,070,250
VT Ed & Hlth–Univ of VT Med Ctr	5.00%	12/1/2035	A		4,500	5,246,370
WA Hlth Care–Overlake Hsp	5.00%	7/1/2038	A		4,000	4,427,600
Westchester CO Hlth Care	6.00%	11/1/2030	Baa2		110	110,449
Westchester CO Hlth Care	6.125%	11/1/2037	Baa2		30	30,125
WI Hlth & Ed–Marshfield Hlth Sys	4.00%	2/15/2050	A-		7,580	8,046,322
WI Hlth & Ed–Sauk–Prarie Mem Hsp	5.375%	2/1/2048	B1		840	849,811
WI PFA–ACTS	5.00%	11/15/2041	A-	(e)	1,125	1,331,561
WI PFA–Alabama Proton†	6.85%	10/1/2047	NR		2,160	2,477,153	(d)
Total						658,525,759

Housing 1.45%
Alachua Co Hlth–Oak Hammock	8.00%	10/1/2042	NR		300	328,665
CA HFA–MFH	4.00%	3/20/2033	BBB+		10,833	11,991,107
CA HFA–MFH	4.25%	1/15/2035	BBB+		6,893	7,784,210
CA Muni Fin–Caritas Affordable Hsg	5.25%	8/15/2039	BBB+		650	717,288
CA Muni Fin–UC Berkeley Hsg	5.00%	6/1/2050	Baa3		1,410	1,479,358
Fed Home Loan Mtg Corp	4.60%	12/15/2044	AA+		5,500	5,935,985
LA HFA–Gmf–LA Chateau	8.00%	9/1/2039	CCC+		1,285	1,149,908
LA Pub Facs Auth–Provident LSU	5.00%	7/1/2059	A3		2,500	2,849,625
MI HDA	3.60%	10/1/2060	AA		6,330	6,765,441
NY State Hsg	3.15%	11/1/2054	Aa2		2,375	2,434,470
NYC HDC	3.35%	11/1/2065	AA+		8,870	9,225,421
Phoenix IDA–ASU Std Hsg	5.00%	7/1/2037	Baa3		1,000	1,074,270
Toledo/Lucas Port Auth–Univ Toledo	5.00%	7/1/2034	BBB-		1,000	1,031,930
Toledo/Lucas Port Auth–Univ Toledo	5.00%	7/1/2039	BBB-		1,500	1,533,660
Toledo/Lucas Port Auth–Univ Toledo	5.00%	7/1/2046	BBB-		1,000	1,015,990
Total						55,317,328

See Notes to Financial Statements.	83

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Lease Obligations 6.78%
CA Pub Wks–Judicial Council	5.00%	12/1/2028	Aa3	$5,600	$5,899,320
CA Pub Wks–Various Cap Proj	5.00%	10/1/2028	Aa3	535	559,578
CA Pub Wks–Various Cap Proj	5.00%	4/1/2033	Aa3	8,500	9,049,270
CA Pub Wks–Various Cap Proj	5.125%	10/1/2031	Aa3	2,500	2,617,175
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2026	AA	6,430	7,162,891
Erie Co IDA–Buffalo Sch Dist	5.25%	5/1/2028	AA	7,000	7,199,150
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA	3,500	3,903,655
IL Sports Facs Auth (AGM)	5.00%	6/15/2028	AA	865	963,117
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2035	BBB+	6,500	6,996,340
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2040	BBB+	3,000	3,209,160
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2044	BBB+	6,145	6,545,715
IN Fin Auth–Stadium	5.25%	2/1/2032	AA+	5,000	5,812,350
KY Bond Dev Corp–Lexington Conv	4.00%	9/1/2048	A+	6,645	6,906,946
Los Angeles USD COP	5.00%	10/1/2025	A	1,000	1,083,310
MD Stadium Auth	5.00%	5/1/2050	AA-	5,000	7,404,350
Met Pier & Expo Auth–Mccormick Place (AGM)	Zero Coupon	12/15/2056	AA	10,250	2,708,460
Met Pier & Expo Auth–Mccormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2032	BBB	3,575	2,401,506
MI Fin Auth–Wayne Co Criminal Justice 4.00%		11/1/2048	Aa3	3,500	3,947,580
MI St Bldg Auth	4.00%	4/15/2054	Aa2	6,500	7,399,340
NJ Ed Facs–Higher Ed	4.00%	9/1/2029	BBB+	5,445	5,729,991
NJ EDA–Bldgs	5.00%	6/15/2036	BBB+	1,285	1,452,962
NJ EDA–Bldgs	5.00%	6/15/2047	BBB+	6,050	6,669,339
NJ EDA–Goethals Brdg AMT	5.625%	1/1/2052	BBB	7,500	8,275,650
NJ EDA–Sch Facs	4.75%	6/15/2031	BBB+	1,550	1,727,475
NJ EDA–Sch Facs	5.00%	3/1/2028	BBB+	4,320	4,622,573
NJ EDA–Sch Facs	5.00%	6/15/2042	BBB+	4,930	5,445,432
NJ EDA–Sch Facs	5.50%	6/15/2031	BBB+	1,450	1,700,676
NJ EDA–State House	5.00%	6/15/2043	BBB+	4,500	5,016,375
NJ EDA–Transit	5.00%	11/1/2044	BBB+	5,500	6,118,145
NJ Trans Trust Fund	Zero Coupon	12/15/2028	BBB+	10,000	7,959,100
NJ Trans Trust Fund	Zero Coupon	12/15/2031	BBB+	1,935	1,356,319
NJ Trans Trust Fund	Zero Coupon	12/15/2037	BBB+	3,390	1,810,565
NJ Trans Trust Fund	Zero Coupon	12/15/2038	BBB+	6,760	3,442,665
NJ Trans Trust Fund	4.00%	12/15/2031	BBB+	2,125	2,289,178
NJ Trans Trust Fund	4.00%	6/15/2044	BBB+	13,435	13,939,350
NJ Trans Trust Fund	4.00%	6/15/2050	BBB+	20,485	21,091,151

84	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Lease Obligations (continued)
NJ Trans Trust Fund	5.00%	12/15/2023	BBB+	$4,425	$4,919,405
NJ Trans Trust Fund	5.00%	6/15/2030	A+	3,000	3,455,700
NJ Trans Trust Fund	5.00%	6/15/2031	A+	2,400	2,750,664
NJ Trans Trust Fund	5.00%	12/15/2035	BBB+	4,200	4,819,206
NJ Trans Trust Fund	5.00%	12/15/2036	BBB+	3,500	3,995,740
NJ Trans Trust Fund	5.00%	6/15/2038	BBB+	6,720	7,002,912
NJ Trans Trust Fund	5.00%	6/15/2042	BBB+	2,215	2,307,609
NJ Trans Trust Fund	5.00%	6/15/2046	BBB+	12,655	14,025,790
NJ Trans Trust Fund (NPFGC)(FGIC)	Zero Coupon	12/15/2031	BBB+	3,995	2,862,737
NYC TFA–Bldg Aid	5.00%	7/15/2030	AA	10,000	10,797,500
NYC TFA–Bldg Aid	5.00%	7/15/2031	AA	6,000	6,472,860
NYC TFA–Bldg Aid	5.00%	7/15/2035	AA	545	665,456
Sacramento City Fing Auth (AMBAC)	5.25%	12/1/2023	AA-	3,150	3,658,410
Total					258,150,148

Other Revenue 4.43%
CA Infra & Econ Dev–Acad Motion Pict	5.00%	11/1/2041	Aa2	2,500	2,775,925
CA Infra & Econ Dev–Gladstone Inst	5.25%	10/1/2034	BBB+	8,100	8,502,246
CA Infra & Econ Dev–Museum of Nat Hist	3.00%	7/1/2050	A2	6,875	6,951,794
CA Infra & Econ Dev–Museum of Nat Hist	4.00%	7/1/2050	A2	4,000	4,502,200
CA Sch Fin Auth–Green Dot Charter†	5.00%	8/1/2048	BBB-	1,650	1,889,151
City of Miami Beach–Parking Revs (BAM)	5.00%	9/1/2040	AA	2,000	2,338,520
Clifton Higher Ed–IDEA Pub Schs	5.00%	8/15/2042	A-	275	287,675
Clifton Higher Ed–IDEA Pub Schs	6.00%	8/15/2043	A-	1,000	1,105,160
Clifton Higher Ed–Intl Ldrshp Sch	6.125%	8/15/2048	NR	7,825	8,947,731
DC Rev–Friendship Pub Chtr Sch	5.00%	6/1/2032	BBB	500	526,360
DC Rev–Friendship Pub Chtr Sch	5.00%	6/1/2041	BBB	1,935	2,128,403
DC Rev–KIPP Chtr Sch	6.00%	7/1/2043	NR	1,000	1,157,020
DC Rev–KIPP Chtr Sch	6.00%	7/1/2048	NR	1,000	1,157,020
FL DFC–Renaissance Chtr Sch	7.625%	6/15/2041	NR	5,500	5,787,430
Grand River Hosp Dist (AGM)	5.25%	12/1/2034	AA	1,000	1,208,590
Grand River Hosp Dist (AGM)	5.25%	12/1/2035	AA	1,000	1,195,620
Grand River Hosp Dist (AGM)	5.25%	12/1/2037	AA	1,160	1,368,162
Houston Hi Ed–Cosmos Fndtn	5.00%	2/15/2032	BBB	100	104,095
Houston HI Ed–Cosmos Fndtn	5.00%	2/15/2042	BBB	725	749,106
Houston HI Ed–Cosmos Fndtn	6.875%	5/15/2041	BBB	125	130,170
IL Fin Auth–Noble Chrter Schs	6.125%	9/1/2039	BBB	6,000	6,534,960
IN Fin Auth–Drexel Foundation	7.00%	10/1/2039	B	1,250	1,252,063

See Notes to Financial Statements.	85

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Other Revenue (continued)
Indianapolis Local Pub Impt Bd Bk	5.00%		2/1/2031	AA-	$7,120	$8,079,278
KY Public Energy Auth–Peak Energy	4.00%	#(b)	2/1/2050	A3	11,660	13,709,478
Long Beach Nat Gas–ML	1.638% (3 Mo. LIBOR * .67 + 1.45%	)#	11/15/2027	A2	9,000	9,096,390
Lower AL Gas Dist–Goldman Sachs	4.00%	#(b)	12/1/2050	A3	2,000	2,291,560
Lower AL Gas Dist–Goldman Sachs	5.00%		9/1/2046	A3	12,500	17,449,875
Main St Nat Gas–Macquarie	5.00%		5/15/2037	A3	2,990	4,033,809
Main St Nat Gas–Macquarie	5.00%		5/15/2043	A3	3,250	3,826,518
Main St Nat Gas–Macquarie	5.00%		5/15/2049	A3	8,150	11,637,629
Maricopa Co IDA–Legacy Schools†	5.00%		7/1/2049	Ba2	1,165	1,244,884
Maricopa Co IDA–Legacy Schools†	5.00%		7/1/2054	Ba2	1,000	1,065,080
Met Boston Trans Pkg Corp	5.25%		7/1/2033	A1	11,000	11,350,790
MI Fin Auth–Bradford Admy	4.30%		9/1/2030	NR	360	359,701
MI Fin Auth–Bradford Admy	4.80%		9/1/2040	NR	565	563,542
MI Fin Auth–Bradford Admy	5.00%		9/1/2050	NR	925	922,114
Middlesex Co Impt Auth–Heldrich Ctr(c)	6.125%		1/1/2025	NR	1,250	25,000
Middlesex Co Impt Auth–Heldrich Ctr(c)	6.25%		1/1/2037	NR	1,700	34,000
NJ EDA–Team Academy	6.00%		10/1/2043	BBB	3,500	3,787,280
NYC Cultural–Lincoln Center	4.00%		12/1/2033	A	2,000	2,328,460
NYC Cultural–Lincoln Center	4.00%		12/1/2035	A	1,750	2,015,283
NYC Cultural–Lincoln Center	5.00%		12/1/2031	A	1,250	1,624,950
NYC Cultural–Whitney Museum	5.25%		7/1/2026	A+	500	505,250
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%		7/15/2039	A3	7,000	7,001,470
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2031	A3	4,785	5,123,012
Total						168,674,754

Special Tax 1.84%
Allentown Neighborhood Impt	5.00%		5/1/2027	Baa3	250	262,808
Allentown Neighborhood Impt†	5.00%		5/1/2032	Ba3	1,845	1,966,143
Allentown Neighborhood Impt	5.00%		5/1/2035	Baa3	4,800	4,992,864
CT Spl Tax–Trans Infra	5.00%		8/1/2034	A+	3,600	4,263,300
CT Spl Tax–Trans Infra	5.00%		1/1/2037	A+	7,000	8,522,570
CT Spl Tax–Trans Infra	5.00%		1/1/2038	A+	4,250	5,160,052
Gramercy Farms CDD~	Zero Coupon		5/1/2039	NR	4,115	2,263,250	(d)
Gramercy Farms Cmnty Dev Dist(c)	5.25%		5/1/2039	NR	1,340	13
Inland Valley Redev Agy	5.25%		9/1/2037	A-	4,875	5,460,926
Irvine CFD–Great Park	5.00%		9/1/2044	NR	500	556,145
NJ EDA–Kapkowski Rd Landfill	6.50%		4/1/2028	Ba2	2,325	2,544,387

86	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Special Tax (continued)
NYC IDA–Yankee Stadium(f)	4.00%		3/1/2045	A2		$3,600	$4,022,280
NYC IDA–Yankee Stadium (NPFGC)(FGIC)	1.846% (CPI Based	)#	3/1/2024	Baa1		5,000	5,021,000
PA COP	4.00%		7/1/2046	A		2,375	2,663,064
Rancho Cucamonga Redev Agy (AGM)	5.00%		9/1/2030	AA		1,500	1,733,325
Rancho Cucamonga Redev Agy (AGM)	5.00%		9/1/2031	AA		1,400	1,615,530
Riverside RDA–Housing	Zero Coupon		10/1/2041	A		11,195	15,419,657
San Francisco Redev–Mission Bay South	7.00%		8/1/2033	BBB+		1,000	1,022,180
San Francisco Redev–Mission Bay South	7.00%		8/1/2041	BBB+		1,400	1,431,052
San Jose Spl Tax–Conv Ctr	5.50%		5/1/2024	A+		660	673,101
Stone Canyon CID(c)	5.70%		4/1/2022	NR		1,000	260,000
Stone Canyon CID(c)	5.75%		4/1/2027	NR		1,300	338,000
Total							70,191,647

Tax Revenue 4.84%
Casino Reinv Dev Auth	5.25%		11/1/2039	BBB+		3,300	3,365,703
Casino Reinv Dev Auth	5.25%		11/1/2044	BBB+		1,950	1,976,520
Chicago Brd Ed–CIT	5.00%		4/1/2042	A-	(e)	1,800	1,950,984
Chicago Trans Auth	5.00%		12/1/2046	A+		2,835	3,257,245
Chicago Trans Auth	5.25%		12/1/2049	AA		10,000	11,271,900
City of Sparks–Legends at Sparks Marina†	2.50%		6/15/2024	Ba2		340	338,205
City of Sparks–Legends at Sparks Marina†	2.75%		6/15/2028	Ba2		750	736,665
Cook Co Sales Tax	4.00%		11/15/2034	AA-		3,750	4,159,575
CT Spl Tax–Trans Infra	4.00%		5/1/2036	A+		2,500	2,921,800
CT Spl Tax–Trans Infra	4.00%		5/1/2039	A+		3,150	3,641,243
Hudson Yards	5.75%		2/15/2047	Aa2		355	361,749
MA Sch Bldg Auth–Sales Tax	4.00%		2/15/2043	AA		1,000	1,141,190
Met Atlanta Rapid Trans Auth	3.25%		7/1/2039	AA+		2,330	2,521,573
Met Pier & Expo Auth–Mccormick Place	5.50%		6/15/2053	BBB		4,415	4,814,955
Met Pier & Expo Auth–McCormick Place (AGM)	Zero Coupon		6/15/2045	AA		3,145	1,314,516
Met Pier & Expo Auth–McCormick Place (AGM)	Zero Coupon		6/15/2046	AA		1,595	639,531
Met Pier & Expo Auth–McCormick Place (NPFGC)(FGIC)	Zero Coupon		12/15/2030	BBB		10,505	7,709,514
Met Pier & Expo Auth–Mccormick Place (NPFGC)(FGIC)	Zero Coupon		12/15/2036	BBB		20,000	11,318,800
Met Pier & Expo Auth–Mccormick Place (NPFGC)(FGIC)	Zero Coupon		12/15/2037	BBB		15,000	8,175,450

See Notes to Financial Statements.	87

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Tax Revenue (continued)
Met Pier & Expo Auth–McCormick Place
TCRS (BAM)	5.00%	6/15/2053	AA	$915	$983,442
NY Dorm–PIT	4.00%	3/15/2045	Aa1	4,000	4,591,600
NY UDC–PIT	3.00%	3/15/2048	Aa1	15,000	15,763,350
NY UDC–PIT	4.00%	3/15/2045	Aa1	5,475	6,284,752
NY UDC–PIT	5.00%	3/15/2033	AA+	750	830,175
NYC TFA–Future Tax	4.00%	5/1/2037	AAA	3,000	3,399,540
NYC TFA–Future Tax	4.00%	8/1/2042	AAA	1,000	1,121,700
NYC TFA–Future Tax	4.00%	5/1/2044	AAA	1,000	1,118,310
NYC TFA–Future Tax	5.00%	2/1/2036	AAA	1,000	1,133,660
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	1,271	1,001,764
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	2,122	1,551,670
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	2,549	1,709,206
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	2,798	575,325
PR Corp Sales Tax	4.329%	7/1/2040	NR	7,602	7,766,735
PR Corp Sales Tax	4.329%	7/1/2040	NR	8,303	8,482,926
PR Corp Sales Tax	4.536%	7/1/2053	NR	39	40,109
PR Corp Sales Tax	4.55%	7/1/2040	NR	129	133,679
PR Corp Sales Tax	4.75%	7/1/2053	NR	3,940	4,107,489
PR Corp Sales Tax	4.784%	7/1/2058	NR	1,067	1,115,388
PR Corp Sales Tax	5.00%	7/1/2058	NR	23,033	24,405,536
Reno Cap Impt (AGM)	4.00%	6/1/2043	AA	4,725	5,236,387
Reno Cap Impt (AGM)	4.00%	6/1/2046	AA	6,800	7,498,564
San Jose Spl Tax–Conv Ctr	5.50%	5/1/2026	A+	275	280,178
San Jose Spl Tax–Conv Ctr	6.125%	5/1/2031	A+	4,190	4,260,434
San Jose Spl Tax–Conv Ctr	6.50%	5/1/2036	A+	530	538,114
Sonoma Marin Area Rail	5.00%	3/1/2028	AA	510	542,110
VT Edu Loan Rev AMT	3.375%	6/15/2036	A	4,860	4,795,945
Yorba Linda Redev Agy	6.00%	9/1/2026	NR	1,145	1,205,387
Yorba Linda Redev Agy	6.50%	9/1/2032	NR	2,250	2,378,273
Total					184,468,866

Tobacco 4.34%
Buckeye Tobacco	Zero Coupon	6/1/2057	NR	19,000	2,678,430
Buckeye Tobacco	5.00%	6/1/2055	NR	39,000	41,519,010
Golden St Tobacco	5.00%	6/1/2029	BBB	2,500	3,052,850
Golden St Tobacco	5.00%	6/1/2030	Aa3	500	554,100
Golden St Tobacco	5.00%	6/1/2047	NR	7,500	7,732,875

88	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Tobacco (continued)
Golden St Tobacco	5.00%	6/1/2047	NR	$8,130	$8,382,436
Golden St Tobacco	5.25%	6/1/2047	NR	4,375	4,519,025
Los Angeles Co Tobacco	Zero Coupon	6/1/2055	NR	9,000	1,602,900
Los Angeles Co Tobacco	4.00%	6/1/2049	BBB+	6,770	7,550,649
Los Angeles Co Tobacco	5.00%	6/1/2049	BBB-	250	290,073
MI Tob Settlement	Zero Coupon	6/1/2058	NR	25,000	1,238,250
MI Tob Settlement	5.125%	6/1/2022	B-	500	500,565
Nassau Co Tobacco	Zero Coupon	6/1/2060	NR	20,000	810,400
Nthrn CA Tobacco	5.50%	6/1/2045	B-	3,000	3,017,520
PA Tob Settlement (AGM)	4.00%	6/1/2039	AA	15,000	17,030,100
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2027	A	3,325	4,043,532
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	NR	5,625	5,844,431
San Diego Co Tobacco	5.00%	6/1/2048	BBB+	1,500	1,819,065
San Diego Co Tobacco	5.00%	6/1/2048	BBB-	9,700	11,422,526
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR	5,895	5,894,882
Tobacco Settlement Auth IA	5.50%	6/1/2042	B-	205	208,020
Tobacco Settlement Auth WA	5.25%	6/1/2032	A-	2,000	2,050,240
Tobacco Settlement Fin Corp LA	5.25%	5/15/2035	A-	2,310	2,512,356
Tobacco Settlement Fin Corp NJ	3.20%	6/1/2027	BBB	1,535	1,569,353
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2031	A-	4,605	5,696,109
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2033	A-	1,000	1,222,490
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BB+	3,760	4,252,071
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-	7,540	7,577,248
TSASC	5.00%	6/1/2023	B-	3,400	3,459,092
TSASC	5.00%	6/1/2035	A-	1,390	1,635,752
TSASC	5.00%	6/1/2048	NR	5,550	5,730,486
Total					165,416,836

Transportation 22.65%
AL Port Auth (AGM)	5.00%	10/1/2036	AA	750	908,490
AL Port Auth AMT (AGM)	5.00%	10/1/2034	AA	2,000	2,417,700
AL Port Auth AMT (AGM)	5.00%	10/1/2035	AA	2,000	2,409,160
Alameda Corridor Trsp Auth (AGM)	5.00%	10/1/2034	AA	3,650	4,266,193
Atlanta Arpt	5.25%	1/1/2030	Aa3	635	642,258
Atlanta Arpt–PFC	5.00%	1/1/2028	Aa3	2,000	2,269,340
Atlanta Arpt–PFC	5.00%	1/1/2031	Aa3	4,000	4,509,800
Atlanta Arpt AMT	4.00%	7/1/2039	Aa3	2,250	2,550,780
Bay Area Rapid Transit	3.00%	8/1/2050	AAA	9,250	9,842,000

See Notes to Financial Statements.	89

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Transportation (continued)
Bay Area Toll Auth	3.00%	4/1/2054	AA-		$2,500	$2,574,650
Bay Area Toll Auth	4.00%	4/1/2049	AA-		4,860	5,446,748
CA Muni Fin–LINXS (AGM) AMT	4.00%	12/31/2047	AA		3,630	3,900,108
CA Muni Fin–LINXS AMT	4.00%	12/31/2047	BBB-	(e)	14,450	15,309,052
CA Muni Fin Auth–LINXS AMT	5.00%	12/31/2038	BBB-	(e)	5,000	5,786,000
Canaveral FL Port Auth AMT	5.00%	6/1/2045	A3		4,630	5,208,426
Canaveral Port Auth	5.00%	6/1/2048	A3		4,890	5,589,563
Central TX Mobility Auth	5.00%	1/1/2042	BBB+		6,185	6,832,569
Central TX Mobility Auth	5.00%	1/1/2045	A-		4,500	5,108,040
Central TX Mobility Auth	6.00%	1/1/2041	A-		10,000	10,144,300
Central TX Tpk	5.00%	8/15/2033	A-		5,750	6,519,005
Central TX Tpk	5.00%	8/15/2037	A-		1,000	1,125,270
Charlotte Arpt	5.00%	7/1/2033	AA-		575	591,370
Chicago Midway Arpt	4.00%	1/1/2034	A-		1,000	1,079,860
Chicago O’Hare Arpt	4.00%	1/1/2044	A		13,500	14,916,420
Chicago O’Hare Arpt	5.00%	1/1/2035	A		1,040	1,043,817
Chicago O’Hare Arpt	5.00%	1/1/2048	A		1,020	1,204,018
Chicago O’Hare Arpt	5.625%	1/1/2035	A		280	283,161
Chicago O’Hare Arpt–TRIPS AMT	5.00%	7/1/2048	BBB+		2,500	2,803,800
Chicago O’Hare Arpt AMT	5.00%	1/1/2047	A		5,735	6,510,429
Chicago O’Hare Arpt AMT	5.00%	1/1/2048	A		10,000	11,731,000
Chicago O’Hare Arpt AMT	5.00%	1/1/2053	A		10,000	11,639,500
Chicago Trans Auth	4.00%	12/1/2055	A+		3,000	3,246,150
Chicago Trans Auth	5.00%	12/1/2055	A+		1,750	2,059,190
Cleveland Arpt (AGM)	5.00%	1/1/2031	AA		900	1,028,205
CT Airport Auth–Bradley Arpt AMT	4.00%	7/1/2049	BBB		3,600	3,894,048
CT Airport Auth–Ground Trans Proj AMT	5.00%	7/1/2049	BBB		3,425	4,033,759
Delaware River Port Auth	5.00%	1/1/2029	A+		470	533,295
Delaware River Port Auth	5.00%	1/1/2034	A+		8,000	9,011,360
Denver City & Co Arpt	4.00%	12/1/2043	A		5,000	5,587,300
Denver City & Co Arpt AMT	4.00%	12/1/2043	A		2,565	2,802,596
Denver City & Co Arpt AMT	4.00%	12/1/2048	A		4,255	4,615,058
Denver City & Co Arpt AMT	5.25%	11/15/2043	A		8,000	8,778,880
DFW Arpt	5.00%	11/1/2030	A		850	952,306
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2032	A		4,200	3,362,772
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2037	A		7,720	4,045,898
Eagle Co Arpt AMT	5.00%	5/1/2033	Baa2		2,430	2,761,136

90	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
Eagle Co Arpt AMT	5.00%		5/1/2037	Baa2	$1,000	$1,125,500
Eagle Co Arpt AMT	5.00%		5/1/2041	Baa2	3,000	3,344,490
FL Tpk Auth–Dept Trans	5.00%		7/1/2034	AA	500	517,180
Foothill / Eastern Corridor Toll Rd	Zero Coupon		1/15/2033	A-	5,000	3,487,800
Foothill / Eastern Corridor Toll Rd	3.50%	(b)#	1/15/2053	A-	12,500	13,223,750
Foothill / Eastern Corridor Toll Rd	5.75%		1/15/2046	A-	5,375	5,958,994
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2049	A-	9,000	10,708,830
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2053	A-	8,000	9,518,960
Foothill / Eastern Corridor Toll Rd	6.25%		1/15/2033	BBB+	6,500	7,360,145
Greater Orlando Aviation AMT	4.00%		10/1/2044	AA-	7,500	8,296,125
Hampton Roads Trans Commn	5.50%		7/1/2057	AA	7,500	9,359,850
Harris Co Toll Rd (The)	4.00%		8/15/2048	Aa2	500	565,770
HI Airport Sys AMT	5.00%		7/1/2041	A+	5,000	5,712,650
HI Airport Sys AMT	5.00%		7/1/2048	A+	11,905	13,884,325
Houston Arpt–Continental Airlines AMT	6.625%		7/15/2038	Ba3	2,500	2,540,650
Houston Arpt AMT(f)	4.00%		7/1/2047	A1	3,750	4,142,025
Kansas City IDA–Kansas City Intl Airport AMT	5.00%		3/1/2054	A	23,835	27,966,559
Lee Co Arpt AMT	5.375%		10/1/2032	A2	3,695	3,815,531
Los Angeles Dept Arpts–LAX AMT	4.00%		5/15/2050	Aa2	8,250	9,237,525
Los Angeles Dept Arpts–LAX AMT	5.00%		5/15/2041	Aa2	4,000	4,589,720
MA Port Auth AMT	4.00%		7/1/2046	Aa2	5,465	5,922,967
MA Port Auth AMT	5.00%		7/1/2040	Aa2	1,500	1,715,760
MA Port Auth AMT	5.00%		7/1/2045	Aa2	3,315	3,764,149
MD EDC–Ports America Chesapeake AMT	5.00%		6/1/2044	Baa3	375	406,676
MD EDC–Ports America Chesapeake AMT	5.00%		6/1/2049	Baa3	750	807,705
MD Trans–Baltimore Intl Arpt AMT	3.00%		6/1/2036	A	7,310	7,469,212
Met Airpt Auth–Dulles Metrorail	4.00%		10/1/2053	A-	5,115	5,587,319
Met DC Arpt AMT	5.00%		10/1/2027	Aa3	3,250	3,754,692
Met DC Arpt AMT	5.00%		10/1/2028	Aa3	2,000	2,232,100
Met DC Arpt AMT	5.00%		10/1/2035	Aa3	4,525	5,331,310
Met Nashville Arpt Auth	4.00%		7/1/2049	A2	18,400	20,084,152
Met Nashville Arpt Auth AMT	4.00%		7/1/2054	A2	3,000	3,252,390
Met Nashville Arpt Auth AMT	5.00%		7/1/2049	A2	5,000	5,968,200
MI Strategic Fund–I–75 AMT	5.00%		6/30/2048	Baa2	2,500	2,863,825
Miami Dade Co–Rickenbacker Cswy	5.00%		10/1/2029	A-	500	560,345
Miami Dade Co–Rickenbacker Cswy	5.00%		10/1/2030	A-	550	613,993
Miami Dade Co–Rickenbacker Cswy	5.00%		10/1/2032	A-	1,160	1,286,800
Miami Dade Co Aviation–Mia AMT	4.00%		10/1/2044	A-	1,950	2,137,376

See Notes to Financial Statements.	91

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Transportation (continued)
Miami Dade Co Aviation–MIA AMT	5.00%		10/1/2028	A2		$4,435	$5,058,206
Miami Dade Co Aviation–MIA AMT	5.00%		10/1/2029	A2		2,500	2,842,950
Miami Dade Co Aviation–Mia AMT	5.00%		10/1/2034	A2		10,000	11,235,000
Miami Dade Co Expwy Auth	5.00%		7/1/2027	A		160	185,013
Miami Dade Co Expwy Auth	5.00%		7/1/2028	A		515	594,475
Mid Bay Bridge Auth	7.25%		10/1/2034	AAApre	(e)	5,900	6,312,292
Minneapolis / St Paul Met Arpts	5.00%		1/1/2027	A		575	649,859
Minneapolis / St Paul Met Arpts	5.00%		1/1/2031	A		2,000	2,241,240
MTA NY	4.00%		2/1/2022	NR		5,000	5,054,550
MTA NY	5.00%		11/15/2035	A3		4,265	4,466,009
MTA NY	5.00%	#(b)	11/15/2045	A3		1,055	1,057,026
MTA NY	5.00%	#(b)	11/15/2045	A3		2,700	2,964,114
MTA NY	5.00%		11/15/2050	A3		4,125	4,383,761
MTA NY	5.25%		11/15/2044	A3		9,680	10,071,459
MTA NY	5.25%		11/15/2055	A3		6,000	6,471,300
NC Tpk Auth–Triangle Exprs	5.00%		1/1/2032	BBB		1,350	1,591,799
NC Tpk Auth–Triangle Exprs	5.00%		1/1/2043	BBB		1,150	1,386,900
NC Tpk Auth–Triangle Exprs (AGM)	4.00%		1/1/2037	AA		14,255	16,451,695
NC Tpk Auth–Triangle Exprs (AGM)	4.00%		1/1/2038	AA		1,000	1,150,430
NC Tpk Auth–Triangle Exprs (AGM)	4.00%		1/1/2055	AA		4,000	4,505,640
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%		4/1/2025	A3		2,750	3,113,358
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%		4/1/2026	A3		1,000	1,129,930
NJ EDA–Transit	4.00%		11/1/2044	BBB+		4,715	4,881,534
NJ Tpk Auth	4.00%		1/1/2033	A+		1,630	1,883,351
NJ Tpk Auth	4.00%		1/1/2043	A+		5,555	6,177,438
North TX Twy Auth	5.00%		1/1/2031	A		250	282,720
North TX Twy Auth	5.00%		1/1/2040	A+		4,350	4,700,436
North TX Twy Auth	5.00%		1/1/2048	A		5,000	5,933,300
NY Trans Dev Corp–Delta AMT	4.00%		1/1/2036	Baa3		3,295	3,277,569
NY Trans Dev Corp–Delta AMT	4.375%		10/1/2045	Baa3		6,000	6,036,240
NY Trans Dev Corp–Delta AMT	5.00%		1/1/2029	Baa3		2,100	2,298,450
NY Trans Dev Corp–Delta AMT	5.00%		1/1/2030	Baa3		3,275	3,566,672
NY Trans Dev Corp–Delta AMT	5.00%		1/1/2033	Baa3		12,450	13,350,633
NY Trans Dev Corp–Delta AMT	5.00%		1/1/2034	Baa3		3,855	4,118,836
NY Trans Dev Corp–Delta AMT	5.00%		1/1/2036	Baa3		2,250	2,389,545
NY Trans Dev Corp–Delta AMT	5.00%		10/1/2040	Baa3		6,000	6,403,740
NY Trans Dev Corp–LaGuardia Airport AMT	4.00%		7/1/2041	Baa3		2,330	2,380,561

92	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
NY Trans Dev Corp–LaGuardia Airport AMT	4.00%	7/1/2046	Baa3	$1,340	$1,361,467
NY Trans Dev Corp–LaGuardia Airport AMT	5.00%	7/1/2046	Baa3	4,850	5,171,894
NY Trans Dev Corp–LaGuardia Airport AMT	5.25%	1/1/2050	Baa3	19,605	21,075,571
NY Twy Auth (AGM)	4.00%	1/1/2051	AA	2,725	2,955,099
Orlando & Orange Co Expwy Auth	4.00%	7/1/2035	A+	5,000	5,646,650
Osceola Parkway	4.00%	10/1/2054	BBB+	9,300	10,270,548
PA Tpk Commn	4.00%	12/1/2038	A3	3,425	3,790,790
PA Tpk Commn	4.00%	12/1/2049	A3	3,500	3,872,715
PA Tpk Commn	5.00%	6/1/2029	A3	9,000	10,616,490
PA Tpk Commn	5.00%	12/1/2039	A+	750	845,205
PA Tpk Commn	5.00%	12/1/2044	A3	2,500	3,043,400
Philadelphia Airport AMT	5.00%	7/1/2042	A2	4,440	5,117,278
Phoenix Arpt AMT	4.00%	7/1/2037	A1	8,000	8,924,640
Phoenix Arpt AMT	4.00%	7/1/2038	A1	5,960	6,627,401
Phoenix Arpt AMT	4.00%	7/1/2044	A1	2,000	2,187,160
Port Auth NY & NJ	4.00%	9/1/2043	Aa3	2,000	2,237,260
Port Auth NY & NJ	5.25%	10/15/2055	Aa3	3,675	4,299,603
Port Auth NY & NJ–JFK IAT	6.00%	12/1/2036	Baa1	5,000	5,043,750
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2042	AA	1,875	1,889,513
Port Auth NY & NJ AMT	4.00%	7/15/2055	Aa3	5,000	5,484,200
Port Auth NY & NJ AMT	4.00%	11/1/2059	Aa3	3,030	3,309,487
Port Auth NY & NJ AMT	4.00%	7/15/2060	Aa3	10,200	11,222,550
Port Oakland AMT	5.00%	5/1/2028	A+	2,350	2,411,641
Port of Portland–Portland Intl Arpt AMT	5.00%	7/1/2039	A+	2,000	2,223,920
PR Hwy & Trans Auth(c)	4.00%	7/1/2017	NR	240	105,600
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	2,000	2,216,340
PR Hwy & Trans Auth (AGM)	5.50%	7/1/2025	AA	2,000	2,210,540
Sacramento Co Arpt	5.00%	7/1/2041	A-	8,000	9,283,680
Salt Lake City Arpt AMT	5.00%	7/1/2034	A+	5,000	5,904,250
San Antonio Arpt AMT	5.00%	7/1/2045	A1	8,435	9,494,099
San Diego Arpt AMT	4.00%	7/1/2044	A-	800	882,056
San Francisco Arpt AMT	4.00%	5/1/2049	A1	1,500	1,644,780
San Francisco Arpt AMT	5.00%	5/1/2025	A1	5,000	5,134,100
San Francisco Arpt AMT	5.00%	5/1/2050	A1	8,150	9,648,377
San Francisco Arpt AMT	5.25%	5/1/2033	A1	7,000	7,707,700
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	A-	11,250	12,360,712
San Jose Arpt	5.00%	3/1/2047	A	750	873,045
San Jose Arpt AMT	5.00%	3/1/2047	A	2,800	3,221,428

See Notes to Financial Statements.	93

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
San Jose Arpt AMT	6.25%	3/1/2034	A	$5,000	$5,105,750
SC St Port Auth AMT	5.00%	7/1/2044	A+	5,000	6,052,250
Triborough Brdg & Tunl Auth	4.00%	11/15/2054	AA-	8,500	9,763,440
Triborough Brdg & Tunl Auth	5.00%	11/15/2042	AA-	1,640	1,977,217
Triborough Brdg & Tunl Auth	5.00%	11/15/2054	AA-	6,800	8,531,756
TX Surface Trans Corp–I–635	4.00%	6/30/2037	Baa2	2,100	2,379,258
TX Surface Trans Corp–I–635	4.00%	12/31/2037	Baa2	2,125	2,407,179
TX Surface Trans Corp–I–635	4.00%	6/30/2038	Baa2	1,050	1,188,275
TX Surface Trans Corp–I–635	4.00%	12/31/2038	Baa2	1,375	1,555,964
TX Surface Trans Corp–I–635	4.00%	6/30/2039	Baa2	1,340	1,513,744
TX Surface Trans Corp–I–635	4.00%	12/31/2039	Baa2	1,025	1,157,932
TX Surface Trans Corp–I–635	4.00%	6/30/2040	Baa2	1,125	1,269,889
TX Surface Trans Corp–NTE Seg 3C AMT	5.00%	6/30/2058	Baa3	5,185	5,955,698
TX Trans Comm–Hwy 249	Zero Coupon	8/1/2040	Baa3	2,150	962,555
TX Trans Comm–Hwy 249	Zero Coupon	8/1/2042	Baa3	2,500	999,675
TX Trans Comm–Hwy 249	Zero Coupon	8/1/2046	Baa3	1,000	321,480
TX Trans Comm–Hwy 249	5.00%	8/1/2057	Baa3	2,625	3,000,979
VA Small Bus Fing–Elizabeth River AMT	5.25%	1/1/2032	BBB-	6,100	6,417,932
VA Small Bus Fing–Elizabeth River AMT	6.00%	1/1/2037	BBB-	1,230	1,314,686
Wayne Co Arpt AMT	5.00%	12/1/2039	A1	1,700	1,900,073
Wayne Co Arpt AMT	5.00%	12/1/2042	A1	1,200	1,386,300
WV Parkways Auth	4.00%	6/1/2047	AA-	5,235	5,899,112
Total					862,964,244

Utilities 10.94%
Adelanto Util Sys (AGM)	5.00%	7/1/2039	AA	1,500	1,827,750
Baltimore Wastewater	5.00%	7/1/2039	AA-	4,750	5,485,870
Baltimore Water	4.00%	7/1/2049	AA-	5,850	6,671,574
Baltimore Water	5.00%	7/1/2032	A+	2,435	2,819,292
Baltimore Water	5.00%	7/1/2046	A+	10,000	11,799,300
Burke Co Dev–Oglethorpe Power	4.125%	11/1/2045	BBB+	3,095	3,438,205
Burke Co Dev–Oglethorpe Power	4.125%	11/1/2045	BBB+	3,460	3,843,679
CA Poll Ctl–Poseidon Res†	5.00%	7/1/2039	Baa3	2,200	2,562,934
CA Poll Ctl–Poseidon Res†	5.00%	11/21/2045	Baa3	2,750	3,164,260
Campbell Co Solid Wste–Basin Elec	3.625%	7/15/2039	A	11,270	12,161,006
Casitas Muni Water Dist (BAM)	5.25%	9/1/2047	AA	500	603,885
Central Plains–Goldman Sachs	5.00%	9/1/2032	A3	5,525	5,934,126
Central Plains–Goldman Sachs	5.00%	9/1/2042	BBB+	11,040	15,236,525

94	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Utilities (continued)
Central Plains–Goldman Sachs	5.25%		9/1/2037	A3	$9,025	$9,735,899
Chicago Water	5.00%		11/1/2029	A	4,560	5,645,326
Chicago Water	5.00%		11/1/2036	A	1,775	2,114,717
Chicago Water	5.00%		11/1/2039	A	3,455	3,855,296
Chicago Water (AGM)	5.00%		11/1/2036	AA	3,000	3,552,480
Chicago Water (AGM)	5.00%		11/1/2037	AA	2,500	2,952,300
Chula Vista IDR–San Diego G & E Rmkt	5.875%		1/1/2034	A	2,125	2,132,969
CO Public Auth–ML	6.50%		11/15/2038	A2	4,465	7,073,364
Compton Water	6.00%		8/1/2039	NR	5,500	5,518,645
DE EDA–NRG Energy	5.375%		10/1/2045	Baa2	12,000	12,032,280
Detroit Sewer	5.00%		7/1/2034	A+	1,980	2,322,223
El Dorado Irrigation Dist (AGM)	5.00%		3/1/2034	AA	4,000	4,658,840
GA Muni Elec Auth–MEAG	4.00%		1/1/2049	BBB+	5,000	5,553,700
GA Muni Elec Auth–MEAG	5.00%		1/1/2033	A2	1,910	2,184,868
GA Muni Elec Auth–MEAG	5.00%		1/1/2048	BBB+	5,000	5,988,500
GA Muni Elec Auth–MEAG	5.00%		1/1/2056	A	2,200	2,624,358
GA Muni Elec Auth–MEAG	5.00%		1/1/2059	BBB+	2,000	2,365,520
Guam Waterworks Auth (Guatemala)	5.00%		1/1/2050	A-	2,250	2,720,363
HI Dept Budget–Hawaiian Electric	3.20%		7/1/2039	Baa2	18,865	19,264,561
HI Dept Budget–Hawaiian Electric AMT	3.10%		5/1/2026	Baa2	6,235	6,631,110
IN Fin Auth–OVEC	5.00%		6/1/2039	Ba1	2,315	2,391,789
Jefferson Co Sewer	Zero Coupon		10/1/2039	BBB	350	348,348
Jefferson Co Sewer	6.00%		10/1/2042	BBB	5,000	5,812,100
Jefferson Co Sewer	6.50%		10/1/2053	BBB	7,700	9,063,285
Jefferson Co Sewer (AGM)	Zero Coupon		10/1/2026	AA	1,000	851,830
Jefferson Co Sewer (AGM)	Zero Coupon		10/1/2027	AA	4,875	3,888,446
Jefferson Co Sewer (AGM)	5.50%		10/1/2053	AA	3,555	3,952,307
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%		9/1/2035	Baa1	5,000	5,801,550
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%		9/1/2036	Baa1	5,000	5,778,200
Long Beach Nat Gas–ML	5.50%		11/15/2037	A2	8,950	12,958,705
Louisville/Jeff CO Met Swr Dist	3.25%		5/15/2046	AA	2,450	2,607,290
Louisville/Jeff Co Met Swr Dist	5.00%		5/15/2028	AA	9,710	10,210,453
Lower AL Gas Dist–Goldman Sachs	5.00%		9/1/2031	A3	1,600	2,073,824
Lower Colo Riv Auth–Transmn Contract	5.00%		5/15/2040	A	2,970	3,445,141
Main St Nat Gas–Citibank	4.00%	#(b)	3/1/2050	A3	2,725	3,166,559
Main St Nat Gas–Macquarie	5.00%		5/15/2035	A3	2,000	2,665,560
Maricopa Co Poll Cntrl–El Paso Elec	3.60%		2/1/2040	Baa2	5,085	5,474,409
Maricopa Co Poll Cntrl–El Paso Elec	3.60%		4/1/2040	Baa2	3,445	3,707,027

See Notes to Financial Statements.	95

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Utilities (continued)
New Orleans Water	5.00%		12/1/2034	A-		$1,000	$1,149,540
NJ EDA–Nat Gas AMT	3.00%		8/1/2041	A1		5,000	5,084,900
Norfolk Water	5.25%		11/1/2028	AA+		1,000	1,241,470
North Sumter Co Util Dep Dist	5.00%		10/1/2032	A-		5,400	5,647,158
NYC Muni Water	5.00%		6/15/2036	AA+		500	577,895
Omaha Pub Pwr Dist	5.25%		2/1/2042	A+		4,000	4,661,080
Paducah Electric (AGM)	5.00%		10/1/2033	AA		1,000	1,189,110
Paducah Electric (AGM)	5.00%		10/1/2034	AA		1,000	1,186,840
Paducah Electric (AGM)	5.00%		10/1/2035	AA		1,000	1,184,420
Philadelphia Gas Works	5.00%		8/1/2029	A		2,000	2,364,360
Philadelphia Gas Works	5.00%		8/1/2030	A		1,500	1,767,840
Philadelphia Water & Wastewater	5.00%		7/1/2030	A+		3,355	3,991,209
Philadelphia Water & Wastewater	5.25%		10/1/2052	A+		6,610	8,054,351
PR Aqueduct & Swr Auth	5.25%		7/1/2042	Ca		3,240	3,296,700
PR Aqueduct & Swr Auth	5.75%		7/1/2037	Ca		3,080	3,168,550
PR Elec Pwr Auth(c)	0.898% (3 Mo. LIBOR * .67 + .70%	)#	7/1/2031	D	(e)	4,000	2,590,000
PR Elec Pwr Auth(c)	5.00%		7/1/2028	D	(e)	270	192,375
PR Elec Pwr Auth(c)	5.25%		7/1/2028	D	(e)	880	627,000
PR Elec Pwr Auth (AGC)	4.25%		7/1/2027	AA		280	280,134
Prichard Wtr & Swr	4.00%		11/1/2044	BBB+		1,530	1,672,780
Prichard Wtr & Swr	4.00%		11/1/2049	BBB+		3,890	4,222,789
Salt Verde Fin Corp–Citi	5.00%		12/1/2032	A3		5,565	7,272,286
Salt Verde Fin Corp–Citi	5.00%		12/1/2037	A3		15,995	21,607,645
Salt Verde Fin Corp–Citi	5.25%		12/1/2027	A3		3,750	4,711,875
Southern CA Pub Pwr Auth–Goldman Sachs	1.638% (3 Mo. LIBOR * .67 + 1.47%	)#	11/1/2038	A3		3,090	2,798,860
Southern CA Pub Pwr Auth–Goldman Sachs	5.00%		11/1/2033	A3		1,850	2,454,395
TEAC–Goldman Sachs	5.625%		9/1/2026	BBB	(e)	10,550	12,870,894
Texas Water Dev Brd	4.00%		10/15/2037	AAA		7,760	9,267,458
Transbay Pwr Auth	5.00%		10/1/2045	A-	(e)	1,000	1,236,870
Transbay Pwr Auth	5.00%		10/1/2049	A-	(e)	1,100	1,353,198
Trimble Env Facs–Louisville Gas & Elec	3.75%		6/1/2033	A1		12,500	13,801,125
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2025	A3		950	1,032,460
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2028	A3		4,445	4,790,599
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2029	A3		9,965	10,715,165
Total							416,735,879
Total Municipal Bonds (cost $3,567,911,469)							3,762,479,794

96	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2020

Investments	Interest Rate#	Interest Rate Reset Date(g)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

SHORT–TERM INVESTMENTS 0.79%

Variable Rate Demand Notes 0.79%

General Obligation 0.14%
CA State GO	0.08%	10/1/2020	5/1/2034	AAA	$2,000	$2,000,000
NYC GO	0.12%	10/1/2020	12/1/2047	Aa1	3,200	3,200,000
Total						5,200,000

Health Care 0.03%
NYC Muni Water	0.12%	10/1/2020	6/15/2045	AAA	1,000	1,000,000

Special Tax 0.04%
NYC TFA–Future Tax	0.13%	10/1/2020	8/1/2042	AAA	1,695	1,695,000

Tax Revenue 0.12%
NYC TFA–Future Tax	0.11%	10/1/2020	2/1/2045	AAA	1,620	1,620,000
NYC TFA–Future Tax	0.12%	10/1/2020	11/1/2044	AAA	2,390	2,390,000
NYC TFA–Future Tax	0.13%	10/1/2020	2/1/2045	AAA	600	600,000
Total						4,610,000

Transportation 0.09%
Triborough Brdg & Tunl Auth	0.14%	10/1/2020	1/1/2032	Aa1	3,340	3,340,000

Utilities 0.37%
Appling Co Dev–GA Power	0.17%	10/1/2020	9/1/2041	A-	6,200	6,200,000
NYC Muni Water	0.12%	10/1/2020	6/15/2045	AAA	2,275	2,275,000
NYC Muni Water	0.12%	10/1/2020	6/15/2050	AA+	5,725	5,725,000
Total						14,200,000
Total Short–Term Investments (cost $30,045,000)						30,045,000
Total Investments in Securities 99.54% (cost $3,597,956,469)						3,792,524,794
Cash and Other Assets in Excess of Liabilities(h) 0.46%						17,647,065
Net Assets 100.00%						3,810,171,859

See Notes to Financial Statements.	97

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2020

AGC	Insured by–Assured Guarantee Corp.
AGM	Insured by–Assured Guaranty Municipal Corporation.
AMBAC	Insured by–AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
COP	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by–Financial Guaranty Insurance Company.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
NPFGC	Insured by–National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipts.
TRIPS	Tax Refund Intercept Programs.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2020, the total value of Rule 144A securities was $132,621,377, which represents 3.48% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2020.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	Unaudited.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Defaulted (non–income producing security).
(d)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	This investment has been rated by Fitch IBCA.
(f)	Securities purchased on a when–issued basis (See Note 2(g)).
(g)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(h)	Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at September 30, 2020:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. Long Bond	December 2020	261	Short	(45,660,227)	(46,009,407)	(349,180)

98	See Notes to Financial Statements.

Schedule of Investments (concluded)

NATIONAL TAX FREE FUND September 30, 2020

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$297,318,164	$3,355,000	$300,673,164
Health Care	–	656,048,606	2,477,153	658,525,759
Special Tax	–	67,928,397	2,263,250	70,191,647
Remaining Industries	–	2,733,089,224	–	2,733,089,224
Short-Term Investments
Variable Rate Demand Notes	–	30,045,000	–	30,045,000
Total	$–	$3,784,429,391	$8,095,403	$3,792,524,794

Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(349,180)	–	–	(349,180)
Total	$(349,180)	$–	$–	$(349,180)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the fund has a significant amount of Level 3 investments in relation to the Fund’s net assets. The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2019	$5,688,873
Accrued Discounts (Premiums)	77,470
Realized Gain (Loss)	(6,639,905)
Change in Unrealized Appreciation (Depreciation)	6,475,195
Purchases	–
Sales	(2,156,883)
Transfers into Level 3	4,911,503
Transfers out of Level 3	(260,850)
Balance as of September 30, 2020	$8,095,403
Change in unrealized appreciation/depreciation for the year ended September 30, 2020, related to Level 3 investments held at September 30, 2020	$264,430

See Notes to Financial Statements.	99

Schedule of Investments

HIGH YIELD MUNICIPAL BOND FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 97.78%

Corporate-Backed 15.55%
AR DFA–Big River Steel AMT†	4.50%		9/1/2049	B	$40,000	$40,488,400
AR DFA–Big River Steel AMT†	4.75%		9/1/2049	B	29,500	29,623,900
Beauregard Parish–Office Max	6.80%		2/1/2027	B1	5,000	5,000,150
Build NYC Res Corp–Pratt Paper AMT†	5.00%		1/1/2035	NR	1,450	1,589,635
Downtown Doral CDD†	4.75%		12/15/2038	NR	625	695,763	(b)
Downtown Doral CDD†	5.00%		12/15/2048	NR	1,500	1,664,100	(b)
Fort Bend IDC–NRG Energy	4.75%		11/1/2042	Baa2	3,590	3,701,254
Greater Orlando Aviation–Jet Blue AMT	5.00%		11/15/2036	NR	2,000	2,021,880
Hoover IDA–US Steel AMT	5.75%		10/1/2049	B-	17,200	15,551,036
Houston Arpt–United Airlines AMT	5.00%		7/1/2029	Ba3	13,025	13,250,463
IA Fin Auth–Alcoa	4.75%		8/1/2042	BB+	10,215	10,431,762
IA Fin Auth–Iowa Fertilizer Co	5.25%		12/1/2025	BB-	31,410	33,157,024
IL Fin Auth–Navistar†	4.75%	#(c)	10/15/2040	B3	26,000	26,468,780
IN Fin Auth–OH River Brdgs AMT	5.25%		1/1/2051	BBB+	1,895	2,024,504
LA St John Parish–Marathon Oil	2.20%	#(c)	6/1/2037	BBB-	1,000	1,004,830
Love Field Arpt–Southwest Airlines	5.25%		11/1/2040	Baa1	3,300	3,307,128
MD EDC–Chesapeake Bay Hyatt(d)	5.00%		12/1/2016	NR	3,430	2,058,000	(b)
Mission Econ Dev Corp–Natgasoline AMT†	4.625%		10/1/2031	BB-	5,000	5,295,100
NH National Fin Auth–Covanta†	3.625%	#(c)	7/1/2043	B1	1,785	1,772,719
NH National Fin Auth–Covanta AMT†	3.75%	#(c)	7/1/2045	B1	3,290	3,267,134
NH National Fin Auth–Covanta AMT†	4.00%		11/1/2027	B1	1,250	1,281,350
NH National Fin Auth–Covanta AMT†	4.875%		11/1/2042	B1	12,000	12,222,960
NH National Fin Auth–Hsg Sec	4.125%		1/20/2034	NR	4,956	5,356,927
Niagara Area Dev Corp–Covanta†	3.50%		11/1/2024	B1	2,500	2,538,600
Niagara Area Dev Corp–Covanta AMT†	4.75%		11/1/2042	B1	7,500	7,615,275
NJ EDA–Continental Airlines AMT	5.125%		9/15/2023	Ba3	10,220	10,476,624
NJ EDA–Continental Airlines AMT	5.25%		9/15/2029	Ba3	5,960	6,097,318
NJ EDA–Continental Airlines AMT	5.50%		6/1/2033	Ba3	6,760	6,922,646
NY Env Facs–Casella Waste AMT†	3.125%	#(c)	12/1/2044	B	2,000	2,041,160
NY Liberty Dev Corp–3 WTC†	5.00%		11/15/2044	NR	31,975	32,814,983
NY Liberty Dev Corp–3 WTC†	5.15%		11/15/2034	NR	3,475	3,630,610
NY Trans Dev Corp–American Airlines AMT	5.00%		8/1/2026	B-	3,100	3,108,029
NY Trans Dev Corp–American Airlines AMT	5.00%		8/1/2031	B-	21,480	21,467,756
NY Trans Dev Corp–American Airlines AMT	5.25%		8/1/2031	B-	2,790	2,883,828
NY Trans Dev Corp–American Airlines AMT	5.375%		8/1/2036	B-	4,000	4,155,720
NYC IDA–TRIPS AMT	5.00%		7/1/2028	BBB+	6,135	6,432,916

100	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Corporate-Backed (continued)
OH Air Dev Auth–AEP	2.40%	#(c)	12/1/2038	BBB+	$1,670	$1,730,087
OH Air Dev Auth–OVEC	3.25%		9/1/2029	Ba1	8,500	8,755,000
OH Air Quality–AMG Vanadium AMT†	5.00%		7/1/2049	B	34,290	35,067,697
OH Air Quality–Pratt Paper AMT†	4.25%		1/15/2038	NR	1,250	1,346,438
PA EDA–Covanta AMT†	3.25%		8/1/2039	B1	6,980	6,511,433
PA EDA–National Gypsum AMT	5.50%		11/1/2044	NR	1,000	1,027,860
PA EDA–US Airways	8.00%		5/1/2029	B-	2,460	2,466,445
Parish of St James–Nustar Logistics†	5.85%	#(c)	8/1/2041	BB-	1,000	1,095,300
Parish of St James–Nustar Logistics†	6.10%	#(c)	12/1/2040	BB-	1,250	1,479,538
Parish of St James–Nustar Logistics†	6.35%		7/1/2040	BB-	5,000	5,951,500
Parish of St James–Nustar Logistics†	6.35%		10/1/2040	BB-	2,500	2,975,750
Port Beaumont Nav Dis–Jefferson Rail AMT†	3.625%		1/1/2035	NR	6,765	6,716,360
Port Beaumont Nav Dis–Jefferson Rail AMT†	4.00%		1/1/2050	NR	16,590	16,627,825
Rumford Solid Waste–Office Max AMT	6.875%		10/1/2026	B1	1,500	1,500,165
Tuscaloosa IDA–Hunt Refining†	5.25%		5/1/2044	NR	38,665	42,736,038
VA Small Bus Fing–Covanta AMT†	5.00%	#(c)	1/1/2048	B	3,150	3,208,811
Valparaiso Facs–Pratt Paper AMT	5.875%		1/1/2024	NR	740	792,355
Valparaiso Facs–Pratt Paper AMT	7.00%		1/1/2044	NR	4,000	4,501,840
West Pace Coop Dist(d)	9.125%		5/1/2039	NR	13,770	7,986,600	(b)
WI PFA–American Dream†	6.75%		12/1/2042	NR	1,000	861,860
WI PFA–Celanese AMT	4.30%		11/1/2030	BBB-	4,215	4,610,114
WI PFA–Celanese AMT	5.00%		1/1/2024	BBB-	6,750	7,452,877
WI PFA–Celanese AMT	5.00%		12/1/2025	BBB-	1,950	2,255,292
WI PFA–TRIPS AMT	5.00%		7/1/2042	BBB+	11,000	11,335,940
Total						510,413,389

Education 5.79%
AZ IDA–Academy of Math & Science†	5.625%		7/1/2048	BB	2,235	2,405,709
AZ IDA–Academy of Math & Science†	5.75%		7/1/2053	BB	3,000	3,240,990
AZ IDA–American Charter Sch†	5.00%		7/1/2022	BB+	1,280	1,323,482
AZ IDA–Odyssey Prep†	5.00%		7/1/2049	BB-	2,000	2,125,640
AZ IDA–Odyssey Prep†	5.00%		7/1/2054	BB-	5,000	5,297,950
CA Muni Fin–Julian Chtr Sch†	5.625%		3/1/2045	B+	11,500	11,619,600
CA Muni Fin–William Jessup U	5.00%		8/1/2048	NR	8,075	8,283,173
Cap Trust Ed–Advantage Charter Scho	5.00%		12/15/2049	Baa3	1,000	1,076,790
Cap Trust Ed–Advantage Charter Scho	5.00%		12/15/2054	Baa3	705	756,105
Cap Trust Ed–Renaissance Charter†	5.00%		6/15/2039	NR	1,950	2,064,758
Cap Trust Ed–Renaissance Charter†	5.00%		6/15/2049	NR	9,815	10,273,753

See Notes to Financial Statements.	101

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Education (continued)
Chicago Brd Ed	5.00%	12/1/2044	BB-		$1,000	$1,065,900
Clifton Higher Ed–Intl Ldrshp Sch	5.75%	8/15/2045	NR		6,500	7,332,260
Columbus-Franklin Co–Ohio Dominican U	6.50%	3/1/2048	NR		7,000	7,185,500
Columbus-Franklin Co–Ohio Dominican U	6.50%	3/1/2053	NR		3,000	3,070,500
Dutchess Co LDC–Anderson Ctr	6.00%	10/1/2030	BB+		1,250	1,251,963
Farmville IDA–Longwood Univ Hsg	5.00%	1/1/2050	BBB-		1,000	1,048,680
Farmville IDA–Longwood Univ Hsg	5.00%	1/1/2059	BBB-		6,000	6,219,840
FL HI Ed–Jacksonville Univ†	5.00%	6/1/2048	NR		6,400	6,314,560
FL HI Ed–Jacksonville Univ†	5.00%	6/1/2053	NR		6,500	6,358,235
Frederick Co Ed–Mount St Mary’s Univ†	5.00%	9/1/2037	BB+		1,500	1,586,985
Frederick Co Ed–Mount St Mary’s Univ†	5.00%	9/1/2045	BB+		12,645	13,180,642
Glenville Clg	5.25%	6/1/2047	NR		3,550	3,489,721
IL Fin Auth–IL Inst of Tech	4.00%	9/1/2041	Baa3		5,490	5,551,488
IL Fin Auth–IL Inst of Tech	5.00%	9/1/2038	Baa3		2,975	3,275,772
IL Fin Auth–IL Inst of Tech	5.00%	9/1/2040	Baa3		1,750	1,915,778
Marietta Dev Auth–Life Univ†	5.00%	11/1/2037	Ba3		9,000	9,399,510
Marietta Dev Auth–Life Univ†	5.00%	11/1/2047	Ba3		8,000	8,225,280
Nashville Hlth & Ed–Lipscomb U	5.25%	10/1/2058	BBB		6,400	6,894,144
NV Dept of Bus & Ind–Somerset†	5.00%	12/15/2048	BB		1,500	1,531,560
NY Dorm–Touro Clg	5.25%	1/1/2034	BBB-	(e)	2,955	3,145,391
NYC IDA–Yankee Stadium (AGM)(f)	3.00%	3/1/2049	AA		6,800	6,854,128
NYC IDA–Yankee Stadium (AGM)(f)	4.00%	3/1/2045	AA		2,400	2,726,304
OK DFA–Oklahoma City Univ	5.00%	8/1/2049	BBB-		6,000	6,598,920
Phoenix IDA–Basis Schs†	5.00%	7/1/2045	BB		2,500	2,619,075
Phoenix IDA–Basis Schs†	5.00%	7/1/2047	BB		1,325	1,409,853
Phoenix IDA–Basis Schs†	5.00%	7/1/2051	BB		3,080	3,269,728
Tuscarawas Co Eco Dev–Ashland Univ	6.00%	3/1/2045	NR		5,000	5,234,650
Univ of Illinois (AGM)	4.00%	4/1/2037	AA		5,745	6,373,216
WI PFA–MN Clg of Osteopatic Med†(d)	5.50%	12/1/2048	NR		82	41,082	(b)
WI PFA–Wingate Univ	5.25%	10/1/2043	BBB		2,000	2,109,360
WI PFA–Wingate Univ	5.25%	10/1/2048	BBB		6,000	6,283,980
Total						190,031,955

Energy 0.20%
Lower AL Gas Dist–Goldman Sachs	5.00%	9/1/2034	A3		5,000	6,673,100

Financial Services 0.19%
MA Ed Fin Auth AMT	4.125%	7/1/2046	BBB		5,915	6,115,578

102	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation 8.11%
Academical Village CCD	3.625%	5/1/2040	NR	$2,320	$2,336,310
Academical Village CCD	4.00%	5/1/2051	NR	6,000	6,098,760
American Samoa GO	6.625%	9/1/2035	Ba3	2,100	2,434,005
American Samoa GO†	7.125%	9/1/2038	Ba3	6,520	8,187,555
Bellwood GO	5.875%	12/1/2027	A	3,000	3,327,630
Bellwood GO	6.15%	12/1/2032	A	2,770	3,062,263
Chicago Brd Ed	5.00%	12/1/2029	BB-	5,000	5,639,000
Chicago Brd Ed	5.00%	12/1/2030	BB-	5,170	5,797,535
Chicago Brd Ed	5.00%	12/1/2031	BB-	2,500	2,778,750
Chicago Brd Ed	5.00%	12/1/2031	BB-	4,135	4,145,586
Chicago Brd Ed	5.00%	12/1/2032	BB-	2,000	2,209,500
Chicago Brd Ed	5.00%	12/1/2033	BB-	1,500	1,650,075
Chicago Brd Ed	5.00%	12/1/2034	BB-	700	767,977
Chicago Brd Ed	5.00%	12/1/2035	BB-	750	819,630
Chicago Brd Ed	5.00%	12/1/2042	BB-	11,510	11,690,822
Chicago Brd Ed	5.25%	12/1/2035	BB-	7,165	7,651,647
Chicago Brd Ed	5.25%	12/1/2039	BB-	8,585	9,093,146
Chicago Brd Ed	5.25%	12/1/2041	BB-	16,315	16,544,552
Chicago Brd Ed	6.50%	12/1/2046	BB-	5,000	5,853,700
Chicago Brd Ed†	6.75%	12/1/2030	BB-	2,000	2,492,360
Chicago Brd Ed	7.00%	12/1/2044	BB-	2,180	2,578,744
Chicago Brd Ed†	7.00%	12/1/2046	BB-	6,560	8,106,979
Chicago GO	5.00%	1/1/2029	BBB+	1,750	1,896,247
Chicago GO	5.00%	1/1/2031	BBB+	1,300	1,389,557
Chicago GO	5.25%	1/1/2028	BBB+	2,630	2,751,979
Chicago GO	5.25%	1/1/2032	BBB+	3,050	3,157,451
Chicago GO	5.50%	1/1/2033	BBB+	3,305	3,485,222
Chicago GO	5.50%	1/1/2037	BBB+	1,000	1,048,930
Chicago GO	5.50%	1/1/2049	BBB+	7,695	8,271,355
Chicago GO	6.00%	1/1/2038	BBB+	17,835	19,508,815
Chicago O’Hare Arpt AMT	5.00%	1/1/2052	A	5,000	5,640,650
Coralville GO	4.45%	5/1/2037	BB+	5,000	5,060,650	(b)
Coralville GO	4.50%	6/1/2032	BB+	4,250	4,413,922
Eaton Area Pk & Rec Dist	5.25%	12/1/2034	NR	1,250	1,283,313
Eaton Area Pk & Rec Dist	5.50%	12/1/2030	NR	710	738,258
Green Valley Ranch GO	5.875%	12/1/2050	NR	5,750	5,964,820
IL State GO	3.50%	6/1/2029	BBB-	3,970	3,923,789

See Notes to Financial Statements.	103

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation (continued)
IL State GO	4.00%		1/1/2026	BBB-	$2,790	$2,820,774
IL State GO	4.00%		6/1/2037	BBB-	7,040	6,793,459
IL State GO	4.50%		11/1/2039	BBB-	1,100	1,106,061
IL State GO	5.50%		5/1/2030	BBB-	2,545	2,913,363
IL State GO	5.50%		5/1/2039	BBB-	8,250	9,040,762
International Center Met Dist	5.875%		12/1/2046	NR	6,500	6,874,920
ME Fin Auth–Casella Waste AMT†	4.375%	#(c)	8/1/2035	B	1,250	1,353,025
MI Strategic Fund–I-75 AMT (AGM)	4.25%		12/31/2038	AA	2,000	2,281,180
New Haven GO	5.50%		8/1/2033	BBB+	1,000	1,191,640
New Haven GO	5.50%		8/1/2035	BBB+	660	781,552
New Haven GO	5.50%		8/1/2037	BBB+	1,280	1,505,421
NJ Trans Trust Fund	Zero Coupon		12/15/2029	BBB+	18,730	14,303,539
PR Comwlth GO(d)	4.00%		7/1/2020	NR	1,175	725,563
PR Comwlth GO(d)	5.00%		7/1/2020	NR	11,695	7,660,225
PR Comwlth GO TCRS (AMBAC)	4.50%		7/1/2023	Ca	1,295	1,296,619
Scranton GO†	5.00%		9/1/2028	BB+	500	580,870
Scranton GO†	5.00%		9/1/2029	BB+	1,000	1,155,340
Scranton GO	5.00%		11/15/2032	BB+	5,830	6,276,403
WI PFA–American Dream†	7.00%		12/1/2050	NR	18,050	15,675,342
Total						266,137,542

Health Care 20.70%
Antelope Valley Hlth	5.00%		3/1/2041	Ba3	4,000	4,035,320
Antelope Valley Hlth	5.00%		3/1/2046	Ba3	3,300	3,304,455
Antelope Valley Hlth	5.25%		3/1/2036	Ba3	1,000	1,032,660
Atlanta Dev Auth–Georgia Proton	6.00%		1/1/2023	NR	2,000	1,695,240	(b)
Atlanta Dev Auth–Georgia Proton	6.75%		1/1/2035	NR	1,500	1,253,805
Atlanta Dev Auth–Georgia Proton	7.00%		1/1/2040	NR	13,000	10,863,710
AZ Hlth Facs–Phoenix Childrens Hsp	3.00%		2/1/2045	A1	7,575	7,746,346
Berks Co IDA–Tower Hlth	5.00%	#(c)	2/1/2040	BBB+	3,285	3,708,666
Blaine Sr Hsg & Hlthcare–Crest View	6.125%		7/1/2050	NR	5,000	4,565,050
CA Fin Auth–Standord Hlth	4.00%		8/15/2050	AA-	4,000	4,647,520
CA Stwde–Daughters of Charity	5.50%		7/1/2039	NR	2,819	2,592,960
CA Stwde–Daughters of Charity	5.75%		7/1/2024	NR	690	634,912
CA Stwde–Daughters of Charity	5.75%		7/1/2035	NR	1,380	1,269,824
CA Stwde–Eskaton Pptys	5.25%		11/15/2034	BBB	1,640	1,703,173
CA Stwde–Loma Linda Univ Med Ctr†	5.00%		12/1/2041	BB-	3,425	3,742,772
CA Stwde–Loma Linda Univ Med Ctr	5.25%		12/1/2044	BB-	8,805	9,489,060

104	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
CA Stwde–Loma Linda Univ Med Ctr†	5.25%	12/1/2056	BB-		$11,000	$11,910,140
CA Stwde–Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB-		12,805	13,854,754
CA Stwde–Loma Linda Univ Med Ctr†	5.50%	12/1/2058	BB-		17,750	19,876,450
CA Stwde–Terraces San Joaquin	5.625%	10/1/2032	A-	(e)	1,000	1,043,600
CA Stwde–Terraces San Joaquin	6.00%	10/1/2042	A-	(e)	2,570	2,688,863
CA Stwde–Terraces San Joaquin	6.00%	10/1/2047	A-	(e)	1,000	1,044,280
Chester Co Hlth & Ed–Immaculata Univ	5.00%	11/1/2037	BB-	(e)	4,000	3,230,280
Chester Co Hlth & Ed–Immaculata Univ	5.00%	11/1/2046	BB-	(e)	7,100	5,313,072
Clackamas Co Hosp–Rose Villa	5.375%	11/15/2055	NR		1,500	1,596,735
CO Hlth–Jefferson Met Ctr #1	5.75%	12/15/2050	NR		9,915	10,157,917
Crawford Hsp Auth–Meadville Med	6.00%	6/1/2046	NR		2,225	2,414,793
Crawford Hsp Auth–Meadville Med	6.00%	6/1/2051	NR		2,600	2,812,212
Cuyahoga Co Hsp–Metrohealth	5.00%	2/15/2057	BBB-		5,750	6,408,432
Cuyahoga Co Hsp–Metrohealth	5.50%	2/15/2052	BBB-		8,175	9,477,931
Cuyahoga Co Hsp–Metrohealth	5.50%	2/15/2057	BBB-		4,900	5,663,567
Decatur Hsp–Wise Hlth	5.25%	9/1/2044	BBB-		5,720	6,136,588
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		3,700	3,965,068
Duluth Econ Dev Auth–Essentia Health	5.25%	2/15/2058	A-		15,500	18,306,120
Floyd Co Dev Auth–Spires Berry College	6.25%	12/1/2048	NR		2,500	2,346,050
Floyd Co Dev Auth–Spires Berry College	6.50%	12/1/2053	NR		3,500	3,366,405
Franklin Hlth–Provision Proton†(d)	7.50%	6/1/2047	NR		7,635	4,962,750
Fruita CO Hlth–Canyons Hosp & Med Centr†	5.375%	1/1/2033	NR		3,400	3,801,778
Fruita CO Hlth–Canyons Hosp & Med Centr†	5.50%	1/1/2048	NR		11,000	11,807,400
Fulton Co–Canterbury Court†	5.00%	4/1/2047	NR		5,000	4,949,300
Fulton Co–Canterbury Court†	5.00%	4/1/2054	NR		5,000	4,888,700
Fulton Co Med Ctr	5.00%	7/1/2046	NR		4,450	4,463,217
Fulton Co Med Ctr	5.00%	7/1/2051	NR		5,000	4,916,500
Gainesville & Hall Co Hsp-NE GA Hlth GTD	5.50%	8/15/2054	AA-		3,600	4,182,084
Glendale IDA–Beatitudes	5.00%	11/15/2036	NR		1,500	1,579,725
Glendale IDA–Beatitudes	5.00%	11/15/2040	NR		4,000	4,172,480
Glendale IDA–Beatitudes	5.00%	11/15/2045	NR		1,400	1,449,070
Glendale IDA–Beatitudes	5.00%	11/15/2053	NR		7,470	7,690,589
Guadalupe Co–Seguin City Hsp	5.00%	12/1/2040	BB		4,880	5,135,614
Guadalupe Co–Seguin City Hsp	5.00%	12/1/2045	BB		910	939,839
Hamden–Whitney Center	5.00%	1/1/2050	NR		1,720	1,706,206
Harris Co Cultural Ed–Brazos	5.125%	1/1/2048	BBB-	(e)	1,655	1,690,599
Harris Co Cultural Ed–Brazos	7.00%	1/1/2043	BBB-	(e)	3,000	3,436,650

See Notes to Financial Statements.	105

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
Holmes Co Hsp–Doctors Mem Hsp	5.75%		11/1/2026	NR		$3,760	$3,629,453	(b)
Holmes Co Hsp–Doctors Mem Hsp	6.00%		11/1/2038	NR		7,115	6,962,952	(b)
Howard Co Retmt Cmnty–Vantage House	5.00%		4/1/2044	NR		2,955	2,926,780
Howard Co Retmt Cmnty–Vantage House	5.00%		4/1/2046	NR		7,000	6,890,940
IA Fin Auth–Iowa Fertilizer Co	5.25%	#(c)	12/1/2050	BB-		12,720	13,449,492
IL Fin Auth–Landing / Plymouth Place	6.00%		5/15/2043	BB+	(e)	2,165	2,318,239
IL Fin Auth–Lutheran Life	5.00%		11/1/2049	NR		3,750	3,911,100
IL Fin Auth–Univ of Illinois Hlth	4.00%		10/1/2040	BBB+		1,035	1,134,867
IL Fin Auth–Univ of Illinois Hlth	4.00%		10/1/2050	BBB+		2,500	2,685,425
IL Fin Auth–Univ of Illinois Hlth	4.00%		10/1/2055	BBB+		2,280	2,438,984
King Co Pub Hsp–Snoqualmie Vly Hsp	6.25%		12/1/2045	NR		3,500	3,791,900
Kirkwood IDA–Aberdeen Hts	5.25%		5/15/2042	BB	(e)	1,750	1,852,043
Kirkwood IDA–Aberdeen Hts	5.25%		5/15/2050	BB	(e)	5,250	5,506,672
KY EDFA–Masonic Homes	5.375%		11/15/2032	NR		3,000	3,025,170
LA Env Facs–St James Place	6.25%		11/15/2045	NR		6,100	6,350,893
LA Stwde–Childrens Med Ctr	4.00%		6/1/2050	A+		1,375	1,542,695
Licking Co Hlth–Kendal Granville	6.00%		7/1/2050	NR		6,000	4,210,740
Lucas Co Hsp–ProMedica Hlth	5.25%		11/15/2048	BBB		8,650	9,862,124
MA DFA–Atrius Hlth	4.00%		6/1/2049	BBB		5,885	6,320,549
Magnolia West CDD	5.35%		5/1/2037	NR		245	246,918
Marion Co–United Church Homes	5.125%		12/1/2049	NR		3,000	3,066,930
Martin Hsp Dist	7.25%		4/1/2036	BBB	(e)	3,450	3,513,618
MD Hlth & HI Ed–Doctors	5.00%		7/1/2038	Baa3		7,275	8,113,953
ME Hlth & HI Ed–Mainegeneral Hlth	6.00%		7/1/2026	Ba3		225	230,535
ME Hlth & HI Ed–Mainegeneral Hlth	6.75%		7/1/2036	Ba3		245	250,731
Mesquite Hlth–Christian Care Ctrs	5.00%		2/15/2026	BB-	(e)	2,125	2,032,286
Mesquite Hlth–Christian Care Ctrs	5.00%		2/15/2030	BB-	(e)	905	830,437
Mesquite Hlth–Christian Care Ctrs	5.00%		2/15/2035	BB-	(e)	2,600	2,274,402
Mesquite Hlth–Christian Care Ctrs	5.00%		2/15/2036	BB-	(e)	1,250	1,082,513
Mesquite Hlth–Christian Care Ctrs	5.125%		2/15/2042	BB-	(e)	3,955	3,291,470
Montgomery Co IDA–Einstein Hlthcare	5.25%		1/15/2045	Ba1		5,000	5,245,150
Moon IDC–Baptist Homes	6.00%		7/1/2045	NR		9,250	9,572,640
Muskingum Co Hsp–Genesis Hlthcare	5.00%		2/15/2033	BB+		2,765	2,898,301
Muskingum Co Hsp–Genesis Hlthcare	5.00%		2/15/2044	BB+		10,690	11,065,005
Muskingum Co Hsp–Genesis Hlthcare	5.00%		2/15/2048	BB+		7,000	7,220,290
NH Hlth & Ed–Dartmouth Hitchcock	5.00%		8/1/2059	A		9,575	13,920,039
NJ EDA–Bancroft Neuro	5.00%		6/1/2036	NR		1,500	1,629,075

106	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
NM Hsp–Gerald Champion	5.50%	7/1/2042	A-		$5,625	$5,932,687
Norfolk Redev & Hsg–Harbor’s Edge	5.25%	1/1/2054	NR		3,300	3,434,805
NYC IDA–Yankee Stadium(f)	3.00%	3/1/2049	A2		4,980	4,904,852
Oconee Co IDA–Presby Village	6.25%	12/1/2048	NR		2,000	1,905,840
Oconee Co IDA–Presby Village	6.375%	12/1/2053	NR		3,000	2,843,850
OK DFA–OU Med	5.50%	8/15/2052	Baa3		6,450	7,528,762
OK DFA–OU Med	5.50%	8/15/2057	Baa3		6,130	7,140,714
Oroville–Oroville Hsp	5.25%	4/1/2039	BB		2,060	2,254,299
Oroville–Oroville Hsp	5.25%	4/1/2054	BB		12,545	13,362,558
PA Hosp Auth–Doylestown	4.00%	7/1/2045	BBB-		4,375	4,594,406
PA Hosp Auth–Doylestown	5.00%	7/1/2049	BBB-		2,375	2,625,468
Palm Beach Co Hlth–Lifespace	5.00%	5/15/2053	BBB	(e)	7,125	7,591,759
Philadelphia Hsps–Temple Univ Hlth	5.625%	7/1/2036	BBB-		6,250	6,621,250
Philadelphia Hsps–Temple Univ Hlth	5.625%	7/1/2042	BBB-		9,375	9,889,594
Philadelphia IDA–Gtr Philadelphia Hlth	6.50%	6/1/2045	NR		2,485	2,416,364
Philadelphia IDA–Gtr Philadelphia Hlth	6.625%	6/1/2050	NR		3,415	3,347,315
Philadelphia IDA–Wesley	5.00%	7/1/2037	BB	(e)	2,500	2,524,050
Philadelphia IDA–Wesley	5.00%	7/1/2042	BB	(e)	4,355	4,343,198
Philadelphia IDA–Wesley	5.00%	7/1/2049	BB	(e)	250	244,755
RI Hlth & Ed–Care New England	5.00%	9/1/2036	B+		7,000	7,125,020
Salem Hsp Fac–Capital Manor	5.625%	5/15/2032	BBB	(e)	1,000	1,047,640
Salem Hsp Fac–Capital Manor	6.00%	5/15/2047	BBB	(e)	1,600	1,669,568
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2026	BB		10,000	10,682,000
SC Jobs EDA–Hampton Regl Med	5.00%	11/1/2042	NR		3,815	4,251,665
SC Jobs EDA–Hampton Regl Med	5.00%	11/1/2046	NR		6,070	6,680,338
SE Port Auth–Memorial Hlth	5.50%	12/1/2043	BB-	(e)	5,025	5,221,980
SE Port Auth–Memorial Hlth	6.00%	12/1/2042	BB-	(e)	1,660	1,719,710
Seminole Co–Legacy Pointe	5.50%	11/15/2049	NR		8,000	7,298,800
Seminole Co–Legacy Pointe	5.75%	11/15/2054	NR		4,000	3,692,520
Shelby Co–Farms at Bailey Station	5.75%	10/1/2059	NR		22,000	20,429,640
Tampa Hlth & Ed–Moffit Cancer	5.00%	7/1/2050	A2		5,250	6,390,352
Tarrant Co Cultural–Buckingham(d)	5.50%	11/15/2045	NR		3,650	2,372,500
Tulsa Co Industrial Auth–Montereau	5.25%	11/15/2045	BBB-	(e)	2,750	2,906,888
Upper San Juan Hlth Dist	6.00%	6/1/2041	NR		2,225	2,411,633	(b)
Upper San Juan Hlth Dist	6.125%	6/1/2046	NR		3,015	3,253,215	(b)
Vigo CO Hsp–Union Hsp	8.00%	9/1/2041	NR		2,955	3,160,225
WA HFC–Mirabella†	6.50%	10/1/2032	NR		1,960	2,003,649

See Notes to Financial Statements.	107

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
WA HFC–Mirabella†	6.75%	10/1/2047	NR		$3,000	$3,073,440
WA HFC–Rockwood†	6.00%	1/1/2024	NR		885	924,152
Ward Co Hlth–Trinity Hlth	5.00%	6/1/2053	BBB-		8,750	9,528,837
WI Hlth & Ed–American Baptist	5.00%	8/1/2032	NR		1,400	1,375,388
WI Hlth & Ed–American Baptist	5.00%	8/1/2039	NR		1,625	1,535,788
WI Hlth & Ed–Sauk-Prarie Mem Hsp	5.375%	2/1/2048	B1		4,000	4,046,720
WI Hlth & Ed–St. Camillus	5.00%	11/1/2039	NR		1,000	1,054,180
WI Hlth & Ed–St. Camillus	5.00%	11/1/2046	NR		1,100	1,121,164
WI Hlth & Ed–St. Camillus	5.00%	11/1/2054	NR		5,000	4,992,150
WI PFA–Alabama Proton†	6.85%	10/1/2047	NR		4,500	5,160,735	(b)
WI PFA–Bancroft Neuro†	4.625%	6/1/2036	NR		4,010	4,206,169
WI PFA–Bancroft Neuro†	5.125%	6/1/2048	NR		5,900	6,279,252
WI PFA–Delray Beach Radiation†	6.85%	11/1/2046	NR		3,835	4,130,027
WI PFA–Las Ventanas	Zero Coupon	10/1/2042	NR		2,961	60,997
WI PFA–Las Ventanas	Zero Coupon	10/1/2042	NR		1,555	608,332
WI PFA–Las Ventanas	7.00%	10/1/2042	NR		6,895	6,635,196
WI PFA–Mary’s Woods†	5.25%	5/15/2052	BB	(e)	2,300	2,412,447
WI PFA–Rose Villa†	5.75%	11/15/2044	NR		2,035	2,171,304
Wilson Co Hsp	5.60%	9/1/2036	NR		3,530	3,522,305
Total						679,628,994

Housing 2.56%
Alachua Co Hlth–Oak Hammock	8.00%	10/1/2042	NR		700	766,885
Alachua Co Hlth–Oak Hammock	8.00%	10/1/2046	NR		1,000	1,093,720
AZ IDA–NCCU Prop Student Hsg (BAM)	5.00%	6/1/2058	AA		2,500	2,899,525
CA CHA–The Arbors†	5.00%	8/1/2050	NR		4,400	4,947,096
CA Cmty Hsg–Annadel Apts†	5.00%	4/1/2049	NR		9,000	9,989,100
CA Cmty Hsg–Serenity at Larkspur†	5.00%	2/1/2050	NR		10,800	12,085,308
CA Cmty Hsg–Verdant†	5.00%	8/1/2049	NR		10,200	11,358,108
CA HFA–MFH	4.25%	1/15/2035	BBB+		3,496	3,947,707
CA Muni Fin–Caritas Affordable Hsg	5.25%	8/15/2039	BBB+		550	606,936
LA HFA–Gmf-LA Chateau	8.00%	9/1/2039	CCC+		2,995	2,680,135
LA Pub Facs Auth–Provident LSU	5.00%	7/1/2059	A3		2,915	3,322,663
MI HDA	3.60%	10/1/2060	AA		6,330	6,765,441
MI Strategic Fd–Evangelical Homes	5.50%	6/1/2047	BB	(e)	3,925	3,963,779
Roanoke Co EDA–Richfield Living	5.25%	9/1/2049	NR		15,000	14,068,350
Roanoke Co EDA–Richfield Living	5.375%	9/1/2054	NR		6,000	5,507,340
Total						84,002,093

108	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Lease Obligations 3.55%
Aviation Station North Met Dist	5.00%	12/1/2039	NR	$750	$771,810
Aviation Station North Met Dist	5.00%	12/1/2048	NR	1,850	1,883,559
CA Pub Wks–State Prisons	5.75%	10/1/2031	Aa3	1,500	1,579,635
CA Pub Wks–Various Cap Proj	5.00%	4/1/2034	Aa3	5,000	5,320,800
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2040	BBB+	2,320	2,481,750
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2044	BBB+	8,000	8,521,680
Met Pier & Expo Auth–Mccormick Place (AGM)	Zero Coupon	12/15/2056	AA	5,250	1,387,260
Met Pier & Expo Auth–Mccormick Place (NPFGC)(FGIC)	Zero Coupon	6/15/2037	BBB	7,950	4,411,614
Met Pier & Expo Auth–Mccormick Place (NPFGC)(FGIC)	5.50%	6/15/2029	BBB	3,000	3,465,270
NJ EDA–Bldgs	5.00%	6/15/2047	BBB+	5,450	6,007,917
NJ EDA–Goethals Brdg AMT	5.375%	1/1/2043	BBB	1,175	1,290,479
NJ EDA–Goethals Brdg AMT	5.625%	1/1/2052	BBB	5,000	5,517,100
NJ EDA–Sch Facs	5.00%	6/15/2042	BBB+	2,000	2,209,100
NJ EDA–Sch Facs	5.00%	6/15/2043	BBB+	5,000	5,573,750
NJ EDA–Sch Facs	5.50%	6/15/2029	BBB+	3,575	4,229,690
NJ EDA–State House	5.00%	6/15/2043	BBB+	3,800	4,236,050
NJ Trans Trust Fund	Zero Coupon	12/15/2034	BBB+	13,420	8,231,694
NJ Trans Trust Fund	Zero Coupon	12/15/2038	BBB+	15,405	7,845,304
NJ Trans Trust Fund	4.00%	12/15/2039	BBB+	2,900	3,048,161
NJ Trans Trust Fund	4.00%	6/15/2050	BBB+	27,500	28,313,725
NJ Trans Trust Fund	5.00%	12/15/2035	BBB+	3,250	3,729,148
NJ Trans Trust Fund	5.00%	12/15/2039	BBB+	3,300	3,736,425
NJ Trans Trust Fund (NPFGC)(FGIC)	Zero Coupon	12/15/2031	BBB+	3,690	2,644,180
PR Pub Fin Corp(d)	5.50%	8/1/2031	C	12,250	225,400
Total					116,661,501

Other Revenue 6.04%
Arlington HI Ed Fin Corp–Arlington Classics	5.00%	8/15/2045	BBB-	2,250	2,394,787
Arlington Hi Ed Fin Corp–Newman Intl Acad	5.50%	8/15/2046	NR	5,000	5,431,700
AZ IDA–American Charter Sch†	6.00%	7/1/2047	BB+	2,460	2,858,692
AZ IDA–Odyssey Prep†	5.50%	7/1/2052	BB-	750	806,670
CA Sch Fin Auth–Kipp LA	5.125%	7/1/2044	BBB	2,390	2,615,998
Cap Trust Agy–Franklin Academy†	5.00%	12/15/2040	NR	1,220	1,298,385
Cap Trust Agy–Franklin Academy†	5.00%	12/15/2050	NR	6,250	6,584,937
Cap Trust Agy–Franklin Academy†	5.00%	12/15/2055	NR	5,690	5,979,905

See Notes to Financial Statements.	109

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Other Revenue (continued)
Chester Co IDA–Collegium Charter Sch	5.125%	10/15/2037	BB	$1,000	$1,068,870
Chester Co IDA–Collegium Charter Sch	5.25%	10/15/2047	BB	2,500	2,647,475
Chester Co IDA–Collegium Charter Sch	5.375%	10/15/2042	BB	5,000	5,134,050
Cleveland Co Port Auth–Playhouse Sq	5.25%	12/1/2038	BB+	1,400	1,480,794
Cleveland Co Port Auth–Playhouse Sq	5.50%	12/1/2043	BB+	1,850	1,955,691
Cleveland Co Port Auth–Playhouse Sq	5.50%	12/1/2053	BB+	9,075	9,437,092
Clifton Higher Ed–IDEA Pub Schs	6.00%	8/15/2043	A-	1,000	1,105,160
Clifton Higher Ed–Intl Ldrshp Sch	6.125%	8/15/2048	NR	22,025	25,185,147
FL DFC–FL Charter Foundation†	5.00%	7/15/2046	NR	4,000	4,207,720
FL DFC–Palm Bay Admy†	Zero Coupon	5/15/2037	NR	940	9,400
FL DFC–Palm Bay Admy†	Zero Coupon	5/15/2037	NR	1,220	804,029
FL DFC–Palm Bay Admy†	6.375%	5/15/2037	NR	2,620	2,303,976	(b)
FL DFC–Renaissance Chtr Sch†	6.125%	6/15/2046	NR	5,000	5,537,500
FL DFC–Renaissance Chtr Sch 2020†	5.00%	9/15/2040	NR	1,050	1,121,705
FL DFC–Renaissance Chtr Sch 2020†	5.00%	9/15/2050	NR	2,200	2,332,352
Florence Twn IDA–Legacy Trad Sch	6.00%	7/1/2043	Ba2	3,250	3,457,350
IN Fin Auth–Drexel Foundation	7.00%	10/1/2039	B	1,250	1,252,063
Jefferson Parish Econ Dev Dist–Kenner†	5.50%	6/15/2038	NR	3,200	3,466,752
Jefferson Parish Econ Dev Dist–Kenner†	5.625%	6/15/2048	NR	4,350	4,668,202
Kansas City RDA–Loews Hotel†	5.00%	2/1/2040	NR	1,000	1,034,000
Kansas City RDA–Loews Hotel†	5.00%	2/1/2050	NR	1,450	1,490,194
Lower AL Gas Dist–Goldman Sachs	5.00%	9/1/2046	A3	20,855	29,113,371
Main St Nat Gas–Macquarie	5.00%	5/15/2043	A3	1,900	2,237,041
Main St Nat Gas–Macquarie	5.00%	5/15/2049	A3	14,585	20,826,359
Maricopa Co IDA–Legacy Schools†	5.00%	7/1/2049	Ba2	2,335	2,495,111
Maricopa Co IDA–Legacy Schools†	5.00%	7/1/2054	Ba2	1,465	1,560,342
Maricopa Co IDA–Paradise Schools†	5.00%	7/1/2047	BB+	4,000	4,220,120
MD EDC–Chesapeake Bay Hyatt(d)	5.00%	12/1/2031	NR	10,700	6,420,000	(b)
MD EDC–Chesapeake Bay Hyatt(d)	5.25%	12/1/2031	NR	3,000	1,800,000	(b)
MI Fin Auth–Bradford Admy	4.30%	9/1/2030	NR	1,165	1,164,033
MI Fin Auth–Bradford Admy	4.80%	9/1/2040	NR	1,845	1,840,240
MI Fin Auth–Bradford Admy	5.00%	9/1/2050	NR	3,010	3,000,609
MI Pub Ed–Crescent Admy	7.00%	10/1/2036	NR	640	640,762
Michigan St Strategic FD Escrow(g)	Zero Coupon	9/1/2020	NR	5,000	500	(h)
Middlesex Co Impt Auth–Heldrich Ctr(d)	6.125%	1/1/2025	NR	2,790	55,800
Middlesex Co Impt Auth–Heldrich Ctr(d)	6.25%	1/1/2037	NR	5,755	115,100
NYC Cultural–Lincoln Center	4.00%	12/1/2034	A	2,000	2,316,640

110	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Other Revenue (continued)
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2036	Baa3	$3,165	$3,165,443
Ohio St Pollution Ctl Rev Escrow	Zero Coupon	5/15/2020	NR	2,965	297	(h)
Phoenix IDA–Basis Schs†	5.00%	7/1/2046	BB	2,000	2,094,380
Plymouth Ed Ctr Charter Sch	5.375%	11/1/2030	D	1,425	975,142	(b)
UT Charter Sch–Freedom Academy†	5.375%	6/15/2048	NR	5,150	5,608,504
Yonkers EDC–Charter Sch Ed Excellence	6.00%	10/15/2030	BB	1,050	1,053,077
Total					198,373,467

Special Tax 4.43%
Allentown Neighborhood Impt†	5.00%	5/1/2032	Ba3	2,425	2,584,226
Allentown Neighborhood Impt†	5.375%	5/1/2042	NR	5,500	5,769,225
Anne Arundel Co Spl Tax–Vlgs Two Rivers	5.125%	7/1/2036	NR	1,030	1,043,462
Anne Arundel Co Spl Tax–Vlgs Two Rivers	5.25%	7/1/2044	NR	2,150	2,178,251
Arborwood CDD	6.90%	5/1/2025	NR	175	177,240	(b)
Arborwood CDD	6.90%	5/1/2036	NR	55	55,185	(b)
Arborwood CDD	6.90%	5/1/2036	NR	685	692,056	(b)
Berkeley Co–Nexton Imp Dist	4.25%	11/1/2040	NR	1,000	1,011,020
Berkeley Co–Nexton Imp Dist	4.375%	11/1/2049	NR	1,500	1,521,870
Celebration Pointe CDD†	5.00%	5/1/2048	NR	3,400	3,543,548
Compton Redev Agy	6.00%	8/1/2042	NR	4,750	4,763,537
Denver Intl Business Ctr Met Dist #1	6.00%	12/1/2048	NR	2,300	2,389,861
Frederick Co–Jefferson Technology Park†	4.625%	7/1/2043	NR	2,250	2,259,990
Grandview IDA–Grandview Crossing(d)	5.75%	12/1/2028	NR	1,000	180,000
Inland Valley Redev Agy	5.25%	9/1/2037	A-	3,375	3,780,641
MD Special Tax–Brunswick Crossing	4.00%	7/1/2029	NR	675	689,695
MD Special Tax–Brunswick Crossing	5.00%	7/1/2036	NR	1,550	1,633,375
Miami World Ctr CDD	5.25%	11/1/2049	NR	4,500	4,889,970
MIDA Mount Village PID	4.25%	8/1/2035	NR	1,645	1,673,705
MIDA Mount Village PID	4.50%	8/1/2040	NR	1,250	1,271,525
MIDA Mount Village PID	5.00%	8/1/2050	NR	6,500	6,607,575
North Las Vegas Improv Dist–Vall	4.50%	6/1/2039	NR	500	513,735
North Las Vegas Improv Dist–Vall	4.625%	6/1/2043	NR	500	515,300
North Las Vegas Improv Dist–Vall	4.625%	6/1/2049	NR	765	783,513
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2037	NR	750	833,933
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	2,850	3,130,411
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	5,000	5,300,200
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2031	Baa3	6,110	6,110,794
NYC IDA–Yankee Stadium(f)	4.00%	3/1/2045	A2	3,600	4,022,280

See Notes to Financial Statements.	111

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Special Tax (continued)
PA COP	4.00%	7/1/2046	A	$3,175	$3,560,096
Peninsula Town Center†	5.00%	9/1/2037	NR	875	914,515
Peninsula Town Center†	5.00%	9/1/2045	NR	2,250	2,345,940
Prairie Ctr Met Dist #3†	5.00%	12/15/2041	NR	3,475	3,556,558
Prince George Co Spl Ob†	5.00%	7/1/2046	NR	5,000	5,251,400
Prince George Co Spl Ob–Westphalia†	5.125%	7/1/2039	NR	1,100	1,161,413
Prince George Co Spl Ob–Westphalia†	5.25%	7/1/2048	NR	5,125	5,409,027
River Islands PFA–CFD 2003	5.50%	9/1/2045	NR	2,925	3,102,314
River Islands PFA–CFD 2003	5.50%	9/1/2045	NR	6,505	6,899,333
Scranton RDA GTD	5.00%	11/15/2028	BB+	5,000	4,876,050
St Louis IDA–Ballpark Vlg	4.375%	11/15/2035	NR	3,500	3,059,840
St Louis IDA–Ballpark Vlg	4.75%	11/15/2047	NR	4,875	4,350,011
Stone Canyon CID(d)	5.70%	4/1/2022	NR	1,485	386,100
Tern Bay CDD	5.375%	5/1/2037	NR	405	405,308
Village CDD #10	6.00%	5/1/2044	NR	880	967,234
Village CDD #12†	4.25%	5/1/2043	NR	7,440	7,987,882
Village CDD #12†	4.375%	5/1/2050	NR	2,975	3,194,079
Village CDD #13	3.70%	5/1/2050	NR	8,000	8,237,280
Village Met Dist–Avon	5.00%	12/1/2040	NR	1,500	1,566,315
Village Met Dist–Avon	5.00%	12/1/2049	NR	3,000	3,097,170
West Villages Impr Dist–#7	4.75%	5/1/2039	NR	1,750	1,887,550
West Villages Impr Dist–#7	5.00%	5/1/2050	NR	3,090	3,359,232
Total					145,500,770

Tax Revenue 4.71%
American Samoa GO†	6.50%	9/1/2028	Ba3	2,750	3,331,818
City of Sparks–Legends at Sparks Marina†	2.50%	6/15/2024	Ba2	335	333,231
City of Sparks–Legends at Sparks Marina†	2.75%	6/15/2028	Ba2	750	736,665
Met Pier & Expo Auth–Mccormick Place	Zero Coupon	12/15/2054	BBB	21,595	4,741,398
Met Pier & Expo Auth–Mccormick Place	5.00%	6/15/2053	BBB	6,045	6,450,317
Met Pier & Expo Auth–Mccormick Place	5.50%	6/15/2053	BBB	9,150	9,978,898
Met Pier & Expo Auth–Mccormick Place (AGM)	Zero Coupon	12/15/2052	AA	5,250	1,626,398
Met Pier & Expo Auth–Mccormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2036	BBB	20,000	11,318,800
Met Pier & Expo Auth–Mccormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2037	BBB	10,000	5,450,300

112	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Tax Revenue (continued)
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	$1,066	$840,189
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	5,283	3,542,463
PR Corp Sales Tax	4.329%	7/1/2040	NR	2,000	2,043,340
PR Corp Sales Tax	4.329%	7/1/2040	NR	16,627	16,987,307
PR Corp Sales Tax	4.536%	7/1/2053	NR	477	490,561
PR Corp Sales Tax	4.55%	7/1/2040	NR	1,337	1,385,493
PR Corp Sales Tax	4.75%	7/1/2053	NR	29,203	30,444,420
PR Corp Sales Tax	4.784%	7/1/2058	NR	4,064	4,248,302
PR Corp Sales Tax	5.00%	7/1/2058	NR	45,981	48,721,008
Reno–ReTRAC-Reno Trans†	Zero Coupon	7/1/2058	NR	18,500	1,790,985
Total					154,461,893

Tobacco 11.64%
Buckeye Tobacco	Zero Coupon	6/1/2057	NR	76,000	10,713,720
Buckeye Tobacco	5.00%	6/1/2055	NR	80,100	85,273,659
CA Stwde–Tobacco Settlement	Zero Coupon	6/1/2046	NR	26,325	5,426,109
CA Stwde–Tobacco Settlement	Zero Coupon	6/1/2055	NR	42,500	1,969,875
Erie Co Tobacco	Zero Coupon	6/1/2060	NR	35,000	1,589,000
Golden St Tobacco	Zero Coupon	6/1/2047	CCC-	25,000	5,303,750
Golden St Tobacco	5.00%	6/1/2047	NR	20,435	21,069,507
Golden St Tobacco	5.00%	6/1/2047	NR	34,895	35,978,490
Golden St Tobacco	5.25%	6/1/2047	NR	14,175	14,641,641
Golden St Tobacco	5.30%	6/1/2037	B-	5,020	5,193,391
Inland Empire Tobacco†	Zero Coupon	6/1/2057	CCC	47,000	2,575,600
Los Angeles Co Tobacco	Zero Coupon	6/1/2055	NR	18,000	3,205,800
Los Angeles Co Tobacco	4.00%	6/1/2049	BBB+	2,015	2,247,350
Los Angeles Co Tobacco	5.00%	6/1/2049	BBB-	250	290,073
Merced Co Tobacco	5.00%	6/1/2050	NR	1,500	1,665,210
MI Tob Settlement	Zero Coupon	6/1/2058	NR	225,900	11,188,827
MI Tob Settlement	5.125%	6/1/2022	B-	1,850	1,852,091
MI Tob Settlement	5.25%	6/1/2022	B-	2,890	2,893,410
MI Tob Settlement	6.00%	6/1/2034	B-	5,000	5,014,600
MI Tob Settlement	6.00%	6/1/2048	B-	2,000	2,009,880
Monroe Co Tobacco	Zero Coupon	6/1/2061	NR	22,900	992,715
Nassau Co Tobacco	Zero Coupon	6/1/2060	NR	50,000	2,026,000
Nassau Co Tobacco	5.00%	6/1/2035	B-	3,170	3,170,285
Nassau Co Tobacco	5.25%	6/1/2026	B-	4,000	4,000,320
Nthrn AK Tobacco	5.00%	6/1/2032	B3	5,025	5,026,507

See Notes to Financial Statements.	113

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Tobacco (continued)
Nthrn AK Tobacco	5.00%	6/1/2046	B3		$6,930	$6,964,303
Nthrn CA Tobacco	Zero Coupon	6/1/2045	CCC-		42,500	8,017,625
Nthrn CA Tobacco	5.50%	6/1/2045	B-		5,280	5,310,835
RI Tob Settlement	Zero Coupon	6/1/2052	CCC-		25,885	3,933,226
Rockland Tobacco†	Zero Coupon	8/15/2060	NR		41,035	2,077,192
San Diego Co Tobacco	Zero Coupon	6/1/2054	NR		16,000	2,736,480
San Diego Co Tobacco	5.00%	6/1/2048	BBB-		2,550	3,002,829
Silicon Valley Tobacco	Zero Coupon	6/1/2056	NR		20,000	1,612,400
Sthrn CA Tobacco	Zero Coupon	6/1/2046	CCC-		15,000	2,851,950
Suffolk Tobacco Asset Sec Corp	6.00%	6/1/2048	NR		1,125	1,126,294
Suffolk Tobacco Asset Sec Corp	6.625%	6/1/2044	NR		6,100	6,303,435
Tobacco Settlement Auth IA	Zero Coupon	6/1/2046	NR		10,000	1,658,400
Tobacco Settlement Auth IA	5.375%	6/1/2038	B-		6,220	6,311,621
Tobacco Settlement Auth IA	5.50%	6/1/2042	B-		3,910	3,967,594
Tobacco Settlement Fin Corp DC	Zero Coupon	6/15/2046	NR		4,780	613,656
Tobacco Settlement Fin Corp DC	Zero Coupon	6/15/2055	NR		21,000	1,513,680
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BB+		17,100	19,337,877
Tobacco Settlement Fin Corp VA	Zero Coupon	6/1/2047	CCC-		9,500	1,799,680
Tobacco Settlement Fin Corp VA	Zero Coupon	6/1/2047	CCC-		50,265	9,996,201
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-		17,575	17,661,820
TSASC	5.00%	6/1/2045	CCC+		4,670	4,847,553
TSASC	5.00%	6/1/2048	NR		34,170	35,281,208
Total						382,243,669

Transportation 7.88%
CA Muni Fin–LINXS AMT	4.00%	12/31/2047	BBB-	(e)	11,200	11,865,840
Chicago O’Hare Arpt	4.00%	1/1/2044	A		10,000	11,049,200
Chicago O’Hare Arpt AMT	5.00%	1/1/2031	A		2,985	3,126,370
Chicago O’Hare Arpt AMT	5.00%	1/1/2048	A		5,000	5,865,500
Chicago Trans Auth	4.00%	12/1/2050	A+		3,500	3,792,530
Chicago Trans Auth	4.00%	12/1/2055	A+		3,000	3,246,150
Chicago Trans Auth	5.00%	12/1/2055	A+		1,750	2,059,190
CT Airport Auth–Bradley Arpt AMT	4.00%	7/1/2049	BBB		5,310	5,743,721
Denver City & Co Arpt AMT	5.50%	11/15/2025	A		3,410	3,884,229
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2031	A		20,000	16,535,000
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	A-		4,500	3,139,020
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	A-		1,000	1,108,650
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	A-		5,000	5,949,350

114	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	A-	$6,915	$8,227,951
Foothill / Eastern Corridor Toll Rd	6.50%	1/15/2043	BBB+	2,000	2,261,420
Greater Orlando Aviation AMT	4.00%	10/1/2049	AA-	3,000	3,294,720
Houston Arpt–Continental Airlines AMT	4.75%	7/1/2024	Ba3	5,000	5,058,300
Houston Arpt–United Airlines AMT	5.00%	7/15/2028	B	3,500	3,620,400
Kansas City IDA–Kansas City Intl Airport AMT	5.00%	3/1/2046	A	15,000	17,729,100
MD EDC–Ports America Chesapeake AMT	5.00%	6/1/2044	Baa3	250	271,118
MD EDC–Ports America Chesapeake AMT	5.00%	6/1/2049	Baa3	750	807,705
MI Strategic Fund–I-75 AMT (AGM)	4.50%	6/30/2048	AA	3,000	3,407,490
MTA NY	4.00%	2/1/2022	NR	2,250	2,274,547
MTA NY	5.00%	5/15/2022	NR	5,100	5,247,900
MTA NY	5.00%	11/15/2050	A3	3,125	3,321,031
MTA NY	5.25%	11/15/2044	A3	10,000	10,404,400
MTA NY	5.25%	11/15/2055	A3	6,000	6,471,300
North TX Twy Auth	4.25%	1/1/2049	A	5,525	6,274,577
NY Trans Dev Corp–Delta AMT	4.00%	1/1/2036	Baa3	9,305	9,255,777
NY Trans Dev Corp–Delta AMT	4.375%	10/1/2045	Baa3	15,000	15,090,600
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2024	Baa3	6,300	6,681,780
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2036	Baa3	1,120	1,189,462
NY Trans Dev Corp–Delta AMT	5.00%	10/1/2040	Baa3	15,000	16,009,350
NY Trans Dev Corp–LaGuardia Airport AMT	5.25%	1/1/2050	Baa3	10,000	10,750,100
PA Tpk Commn	4.00%	12/1/2049	A3	3,500	3,872,715
PA Tpk Commn	5.00%	12/1/2044	A3	4,500	5,478,120
Port Auth NY & NJ AMT	4.00%	11/1/2059	Aa3	1,000	1,092,240
Port Auth NY & NJ AMT	4.00%	7/15/2060	Aa3	10,000	11,002,500
PR Hwy & Trans Auth(d)	5.00%	7/1/2020	NR	6,035	2,655,400
PR Hwy & Trans Auth(d)	5.00%	7/1/2022	C	1,545	683,662
PR Hwy & Trans Auth(d)	5.00%	7/1/2028	C	1,015	152,250
Reno–ReTRAC-Reno Trans†	Zero Coupon	7/1/2058	NR	55,000	7,574,050
TX Surface Trans Corp–I-635	4.00%	6/30/2038	Baa2	1,050	1,188,274
TX Surface Trans Corp–I-635	4.00%	12/31/2038	Baa2	1,375	1,555,964
TX Surface Trans Corp–I-635	4.00%	6/30/2039	Baa2	1,335	1,508,096
TX Surface Trans Corp–I-635	4.00%	6/30/2040	Baa2	1,125	1,269,889
TX Trans Comm–Hwy 249	Zero Coupon	8/1/2036	Baa3	1,050	588,452
TX Trans Comm–Hwy 249	Zero Coupon	8/1/2040	Baa3	1,100	492,470
TX Trans Comm–Hwy 249	Zero Coupon	8/1/2047	Baa3	1,000	305,000
TX Trans Comm–Hwy 249	Zero Coupon	8/1/2048	Baa3	1,000	289,590

See Notes to Financial Statements.	115

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Transportation (continued)
TX Trans Comm–Hwy 249	5.00%	8/1/2057	Baa3		$2,375	$2,715,171
VA Small Bus Fing–Elizabeth River AMT	6.00%	1/1/2037	BBB-		1,230	1,314,685
Total						258,752,306

Utilities 6.43%
Burke Co Dev–Oglethorpe Power	4.125%	11/1/2045	BBB+		6,085	6,759,766
Burke Co Dev–Oglethorpe Power	4.125%	11/1/2045	BBB+		15,640	17,374,320
CA Poll Ctl–Poseidon Res†	5.00%	11/21/2045	Baa3		2,250	2,588,940
Campbell Co Solid Wste–Basin Elec	3.625%	7/15/2039	A		12,345	13,320,996
Central Plains–Goldman Sachs	5.00%	9/1/2042	BBB+		5,000	6,900,600
Charlotte Co IDA–Babcock Ranch AMT†	5.00%	10/1/2034	NR		1,000	1,119,440	(b)
Charlotte Co IDA–Babcock Ranch AMT†	5.00%	10/1/2049	NR		5,500	6,036,910	(b)
Compton Water	6.00%	8/1/2039	NR		3,710	3,722,577
GA Muni Elec Auth–MEAG	4.00%	1/1/2049	BBB+		10,000	11,107,400
GA Muni Elec Auth–MEAG	5.00%	1/1/2048	BBB+		2,000	2,395,400
GA Muni Elec Auth–MEAG	5.00%	1/1/2059	BBB+		7,300	8,634,148
GA Muni Elec Auth–MEAG	5.00%	1/1/2063	A		2,400	2,861,064
Guam Waterworks Auth	5.00%	1/1/2050	A-		2,250	2,720,362
HI Dept Budget–Hawaiian Electric	3.20%	7/1/2039	Baa2		15,765	16,098,903
HI Dept Budget–Hawaiian Electric AMT	4.00%	3/1/2037	Baa2		4,475	4,781,672
Jefferson Co Sewer	Zero Coupon	10/1/2039	BBB		5,000	4,976,400
Jefferson Co Sewer	Zero Coupon	10/1/2046	BBB		5,445	5,383,853
Jefferson Co Sewer	6.00%	10/1/2042	BBB		7,175	8,340,363
Jefferson Co Sewer	6.50%	10/1/2053	BBB		26,800	31,544,940
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2028	AA		4,035	3,006,398
Jefferson Co Sewer (AGM)	5.00%	10/1/2044	AA		5,070	5,584,656
Maricopa Co Poll Cntrl–El Paso Elec	3.60%	2/1/2040	Baa2		5,335	5,743,554
Maricopa Co Poll Cntrl–El Paso Elec	3.60%	4/1/2040	Baa2		3,100	3,335,786
Moraine Ohio Solid Waste Disp Escrow AMT	Zero Coupon	12/31/2025	NR		525	52	(h)
PR Aqueduct & Swr Auth	4.25%	7/1/2025	Ca		4,400	4,405,500
PR Aqueduct & Swr Auth	5.00%	7/1/2033	Ca		5,570	5,667,475
PR Aqueduct & Swr Auth	5.125%	7/1/2037	Ca		3,720	3,785,100
PR Aqueduct & Swr Auth	6.00%	7/1/2038	Ca		5,040	5,103,000
PR Aqueduct & Swr Auth	6.00%	7/1/2047	Ca		3,315	3,426,881
PR Elec Pwr Auth(d)	5.00%	7/1/2042	D	(e)	4,975	3,544,687
PR Elec Pwr Auth(d)	5.05%	7/1/2042	D	(e)	3,425	2,440,312
PR Elec Pwr Auth(d)	5.25%	7/1/2024	D	(e)	7,000	4,987,500

116	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2020

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Utilities (continued)
PR Elec Pwr Auth(d)		5.50%	7/1/2038	D	(e)	$1,530	$1,093,950
Prichard Wtr & Swr		4.00%	11/1/2044	BBB+		1,980	2,164,774
Total							210,957,679
Total Municipal Bonds (cost $3,124,295,231)							3,209,953,936

	Interest Rate#	Interest Rate Reset Date(i)	Final Maturity Date

SHORT-TERM INVESTMENTS 1.06%

Variable Rate Demand Notes 1.06%

General Obligation 0.40%
CA State GO	0.08%	10/1/2020	5/1/2034	AAA		6,110	6,110,000
NYC GO	0.12%	10/1/2020	12/1/2047	Aa1		6,900	6,900,000
Total							13,010,000

Health Care 0.12%
NJ Hlth–Virtua Hlth	0.06%	10/1/2020	7/1/2043	AA+		2,965	2,965,000
NYC Muni Water	0.12%	10/1/2020	6/15/2045	AAA		1,110	1,110,000
Total							4,075,000

Special Tax 0.05%
NYC TFA–Future Tax	0.13%	10/1/2020	8/1/2042	AAA		1,600	1,600,000

Tax Revenue 0.16%
NYC TFA–Future Tax	0.11%	10/1/2020	2/1/2045	AAA		1,000	1,000,000
NYC TFA–Future Tax	0.12%	10/1/2020	11/1/2044	AAA		4,350	4,350,000
Total							5,350,000

Utilities 0.33%
NYC Muni Water	0.12%	10/1/2020	6/15/2045	AAA		500	500,000
NYC Muni Water	0.12%	10/1/2020	6/15/2045	AAA		2,810	2,810,000
NYC Muni Water	0.12%	10/1/2020	6/15/2050	AA+		3,615	3,615,000
NYC Muni Water	0.14%	10/1/2020	6/15/2049	AA+		1,350	1,350,000
NYC Muni Water	0.14%	10/1/2020	6/15/2049	AA+		2,500	2,500,000
Total							10,775,000
Total Short-Term Investments (cost $34,810,000)							34,810,000
Total Investments in Securities 98.84% (cost $3,159,105,231)							3,244,763,936
Cash and Other Assets in Excess of Liabilities 1.16%							38,230,948
Net Assets 100.00%							$3,282,994,884

See Notes to Financial Statements.	117

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2020

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMBAC	Insured by–AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
COP	Certificate of Participation.
FGIC	Insured by–Financial Guaranty Insurance Company.
GTD	Guaranteed.
NPFGC	Insured by–National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipts.
TRIPS	Tax Refund Intercept Programs.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2020, the total value of Rule 144A securities was $694,734,469, which represents 21.16% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2020.
(a)	Unaudited.
(b)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(d)	Defaulted (non-income producing security).
(e)	This investment has been rated by Fitch IBCA.
(f)	Securities purchased on a when-issued basis (See Note 2(g)).
(g)	Stub Rights issued in connection with a plan of reorganization.
(h)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security fair valued by the Pricing Committee.
(i)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$498,008,926	$12,404,463	$510,413,389
Education	–	189,990,873	41,082	190,031,955
General Obligation	–	261,076,892	5,060,650	266,137,542
Health Care	–	656,515,766	23,113,228	679,628,994
Other Revenue	–	186,873,552	11,499,915	198,373,467
Special Tax	–	144,576,289	924,481	145,500,770
Utilities	–	203,801,277	7,156,402	210,957,679
Remaining Industries	–	1,008,910,140	–	1,008,910,140
Short-Term Investments
Variable Rate Demand Notes	–	34,810,000	–	34,810,000
Total	$–	$3,184,563,715	$60,200,221	$3,244,763,936

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

118	See Notes to Financial Statements.

Schedule of Investments (concluded)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2020

A reconciliation of Level 3 investments is presented when the fund has a significant amount of Level 3 investments in relation to the Fund’s net assets. The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2019	$21,431,587
Accrued Discounts (Premiums)	27,835
Realized Gain (Loss)	(17,120,842)
Change in Unrealized Appreciation (Depreciation)	14,178,246
Purchases	6,932,650
Sales	(13,297,078)
Transfers into Level 3	48,320,597
Transfers out of Level 3	(272,774)
Balance as of September 30, 2020	$60,200,221
Change in unrealized appreciation/depreciation for the year ended September 30, 2020, related to Level 3 investments held at September 30, 2020	$(1,154,869)

See Notes to Financial Statements.	119

Schedule of Investments

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 97.69%

Corporate-Backed 24.02%
AL IDA–Office Max Rmkt AMT	6.45%	#(b)	12/1/2023	B1	$675	$675,007
AL IDA–Office Max Rmkt AMT	6.45%	#(b)	12/1/2023	B1	1,420	1,420,014
Allegheny Co IDA–US Steel	5.125%		5/1/2030	B-	6,390	5,856,243
Bucks Cnty IDA–Waste Mgmt AMT	2.75%	#(b)	12/1/2022	A-	1,000	1,041,520
Downtown Doral CDD†	3.875%		12/15/2023	NR	205	209,455
Downtown Doral CDD†	4.25%		12/15/2028	NR	250	264,690
FL DFC–Waste Pro AMT†	5.00%		5/1/2029	NR	3,065	3,275,596
Greater Orlando Aviation–Jet Blue AMT	5.00%		11/15/2026	NR	100	102,532
IA Fin Auth–Iowa Fertilizer Co	3.125%		12/1/2022	BB-	1,875	1,901,475
IA Fin Auth–Iowa Fertilizer Co	5.25%		12/1/2025	BB-	7,985	8,429,126
IA Fin Auth–Iowa Fertilizer Co†	5.875%		12/1/2027	BB-	200	208,208
IL Fin Auth–Navistar†	4.75%	#(b)	10/15/2040	B3	6,000	6,108,180
IN Fin Auth–OVEC	3.00%		11/1/2030	Ba1	400	399,096
IN Fin Auth–OVEC	3.00%		11/1/2030	Ba1	500	498,870
Int Falls MN–Office Max	5.50%		4/1/2023	B1	1,270	1,257,414
LA Env Facs–Westlake Chem	3.50%		11/1/2032	Baa2	2,295	2,453,814
LA Env Facs–Westlake Chem	6.50%		11/1/2035	Baa2	810	812,754
LA St John Parish–Marathon Oil	2.125%	#(b)	6/1/2037	BBB-	550	554,054
LA St John Parish–Marathon Oil	2.20%	#(b)	6/1/2037	BBB-	1,435	1,441,931
LA St John Parish–Marathon Oil	2.375%	#(b)	6/1/2037	BBB-	425	431,061
Love Field Arpt–Southwest Airlines AMT	5.00%		11/1/2022	Baa1	285	299,065
Matagorda Co Nav Dist–AEP TX Central	2.60%		11/1/2029	A-	725	770,211
MI Strategic Fd–Waste Mgmt AMT	2.85%	#(b)	8/1/2027	A-	1,000	1,018,750
Mission Econ Dev Corp–Natgasoline AMT†	4.625%		10/1/2031	BB-	5,625	5,956,987
MSR Energy Auth–Citi	6.125%		11/1/2029	BBB+	345	437,708
Nez Perce Co Poll Ctl–Potlatch	2.75%		10/1/2024	BBB-	2,835	2,886,710
NH Bus Fin Auth–United Illuminating	2.80%	#(b)	10/1/2033	A-	1,000	1,046,620
NH Fin Auth–Casella Waste AMT†	2.95%	#(b)	4/1/2029	B	2,300	2,281,186	(c)
NH National Fin Auth–Covanta AMT†	4.00%		11/1/2027	B1	1,525	1,563,247
Niagara Area Dev Corp–Covanta†	3.50%		11/1/2024	B1	2,100	2,132,424
NJ EDA–Continental Airlines AMT	5.125%		9/15/2023	Ba3	620	635,568
NJ EDA–Continental Airlines AMT	5.25%		9/15/2029	Ba3	1,750	1,790,320
NJ EDA–Goethals Brdg AMT	5.25%		1/1/2025	A2	160	179,798
NTL Fin Auth–Waste Mgmt AMT	2.15%	#(b)	7/1/2027	A-	3,160	3,282,482
NY Env Facs–Casella Waste	2.75%	#(b)	9/1/2050	B	500	504,370
NY Env Facs–Casella Waste AMT†	2.875%	#(b)	12/1/2044	B	1,500	1,477,920

120	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Corporate-Backed (continued)
NY Env Facs–Casella Waste AMT†	3.125%	#(b)	12/1/2044	B	$3,000	$3,061,740
NY Trans Dev Corp–American Airlines AMT	5.00%		8/1/2021	B-	4,180	4,198,601
NY Trans Dev Corp–American Airlines AMT	5.00%		8/1/2026	B-	1,000	1,002,590
NY Trans Dev Corp–American Airlines AMT	5.25%		8/1/2031	B-	1,650	1,705,490
NY Trans Dev Corp–American Airlines AMT	5.375%		8/1/2036	B-	1,000	1,038,930
NYC IDA–TRIPS AMT	5.00%		7/1/2022	BBB+	1,000	1,054,800
NYC IDA–TRIPS AMT	5.00%		7/1/2028	BBB+	1,000	1,048,560
OH Air Dev Auth–AEP AMT	2.60%	#(b)	6/1/2041	BBB+	2,500	2,575,475
OH Air Dev Auth–OVEC	2.875%		2/1/2026	Ba1	700	714,707
OH Air Dev Auth–OVEC	3.25%		9/1/2029	Ba1	2,750	2,832,500
OH Air Quality–Pratt Paper AMT†	3.75%		1/15/2028	NR	425	464,729
OH St Wtr Dev Auth–US Steel	6.60%		5/1/2029	B-	200	192,772
Parish of St James–Nustar Logistics†	5.85%	#(b)	8/1/2041	BB-	2,500	2,738,250
Parish of St James–Nustar Logistics†	6.10%	#(b)	6/1/2038	BB-	1,500	1,775,445
Port Beaumont Nav Dis–Jefferson Rail AMT†	3.625%		1/1/2035	NR	1,730	1,717,561
Salem Co Poll Ctl–Chambers AMT	5.00%		12/1/2023	BBB	5,620	5,898,302
St Charles Parish–Valero Energy	4.00%	#(b)	12/1/2040	BBB	550	573,452
Tuscaloosa IDA–Hunt Refining†	4.50%		5/1/2032	NR	1,955	2,106,297
Valparaiso Facs–Pratt Paper AMT	5.875%		1/1/2024	NR	265	283,749
Warren Co–Intl Paper	2.90%	#(b)	9/1/2032	BBB	750	794,603
Whiting Env Facs–BP AMT	5.00%	#(b)	11/1/2045	A1	1,170	1,276,529
WI PFA–American Dream†	6.50%		12/1/2037	NR	2,000	1,730,640
WI PFA–Celanese AMT	4.30%		11/1/2030	BBB-	2,015	2,203,886
WI PFA–Celanese AMT	5.00%		1/1/2024	BBB-	1,500	1,656,195
WI PFA–Celanese AMT	5.00%		12/1/2025	BBB-	2,490	2,879,834
WI PFA–TRIPS AMT	5.00%		7/1/2022	BBB+	240	248,731
WI Pub Fin Auth Solid–Waste Mgmt AMT	2.00%	#(b)	7/1/2029	A-	1,500	1,513,995
Total						110,892,769

Education 5.54%
AZ Edu Fac–Odyssey Prep†	4.00%		7/1/2029	BB-	500	518,545
AZ IDA–Academy of Math & Science Proj†	5.00%		7/1/2029	BB	750	818,310
CA Muni Fin–Julian Chtr Sch†	5.00%		3/1/2025	B+	570	579,137
CA Muni Fin Auth–William Jessup U	5.00%		8/1/2024	NR	735	779,857
CA Muni Fin Auth–William Jessup U	5.00%		8/1/2027	NR	100	108,280
Cap Trust Ed Facs–Advantage Charter Scho	4.00%		12/15/2024	Baa3	435	460,521
Cap Trust Ed Facs–Advantage Charter Scho	5.00%		12/15/2029	Baa3	400	451,212

See Notes to Financial Statements.	121

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Education (continued)
Cap Trust Ed Facs–Renaissance Charter
Advantage Academy of Hillsborough, Inc.†	4.00%		6/15/2029	NR		$1,000	$1,031,870
Chester Co Hlth & Ed–Immaculata Univ	5.00%		11/1/2022	BB-	(d)	630	611,850
Chicago Brd Ed	5.00%		12/1/2022	BB-		1,500	1,588,935
Clifton Higher Ed–Intl Ldrshp Sch	4.625%		8/15/2025	NR		95	102,840
CT Ed Facs–Univ of Hartford	5.00%		7/1/2029	BBB-		925	1,051,790
FL HI Ed–Jacksonville Univ†	4.50%		6/1/2033	NR		1,500	1,472,925
Frederick Co Ed Fac–Mount St Mary’s Univ†	5.00%		9/1/2027	BB+		2,250	2,424,330
IL Fin Auth–IL Inst of Tech	5.00%		9/1/2023	Baa3		500	535,200
IL Fin Auth–IL Inst of Tech	5.00%		9/1/2024	Baa3		500	545,150
IL Fin Auth–IL Inst of Tech	5.00%		9/1/2025	Baa3		600	664,260
IL Fin Auth–IL Inst of Tech	5.00%		9/1/2026	Baa3		750	841,072
MA DFA–Emerson Clg	5.00%		1/1/2024	BBB+		500	555,740
Marietta Dev Auth–Life Univ†	5.00%		11/1/2027	Ba3		2,000	2,091,280
Multnomah Co Hsp Facs–Mirabella	5.00%		10/1/2024	NR		165	171,390
NY Dorm–Pace Univ	4.00%		5/1/2022	BBB-		245	254,959
NY Dorm–Pace Univ	5.00%		5/1/2021	BBB-		530	541,051
NY Dorm–Yeshiva Univ	4.00%		11/1/2025	B3		175	176,584
NY Dorm–Yeshiva Univ	4.00%		11/1/2026	B3		145	146,080
NY Dorm–Yeshiva Univ	5.00%		11/1/2021	B3		685	700,913
NY Dorm–Yeshiva Univ	5.00%		9/1/2028	BBB-		595	595,684
NYC IDA–Yankee Stadium (FGIC)	1.876% (CPI Based	)#	3/1/2027	Baa1		2,425	2,424,588
OH Hgr Ed Facs–Dayton Univ (AMBAC)	2.811% (CPI Based	)#	12/1/2022	A+		2,365	2,388,863
Pima IDA–American Leadership Acad†	4.00%		6/15/2022	NR		960	969,245
Total							25,602,461

Financial Services 1.02%
MA Ed Fin Auth AMT	5.00%		7/1/2025	AA		2,000	2,315,640
NJ Higher Ed Assistance Auth AMT	3.35%		12/1/2029	Aaa		2,280	2,380,662
Total							4,696,302

General Obligation 10.81%
Academical Village CCD	3.25%		5/1/2031	NR		765	775,419
Academical Village CDD	2.875%		5/1/2025	NR		1,200	1,215,192
Allentown City SD	2.375%		3/31/2021	NR		650	650,045
Atlantic City GO (BAM)	5.00%		3/1/2022	AA		245	260,009
Chicago Brd Ed	Zero Coupon		12/1/2025	BB-		1,000	863,180

122	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation (continued)
Chicago Brd Ed	4.00%		12/1/2020	BB-	$1,650	$1,657,986
Chicago Brd Ed	4.00%		12/1/2022	BB-	1,175	1,219,967
Chicago Brd Ed	4.00%		12/1/2022	BB-	1,290	1,339,368
Chicago Brd Ed	4.00%		12/1/2027	BB-	2,250	2,398,702
Chicago Brd Ed	5.00%		12/1/2031	BB-	120	120,307
Chicago Brd Ed	5.00%		12/1/2034	BB-	6,325	6,939,221
Chicago Brd Ed†	6.75%		12/1/2030	BB-	2,000	2,492,360
Chicago Brd Ed	7.00%		12/1/2026	BB-	100	120,897
Chicago Brd Ed (AGM)	5.00%		12/1/2027	AA	1,000	1,238,790
Chicago GO	4.00%		1/1/2022	BBB+	205	214,434
Chicago GO	5.00%		1/1/2024	BBB+	1,415	1,444,206
Chicago GO	5.00%		1/1/2024	BBB+	2,930	3,080,338
Chicago GO	5.00%		1/1/2027	BBB+	1,130	1,217,089
Chicago GO	5.25%		1/1/2022	BBB+	1,330	1,372,587
Chicago GO (NPFGC)(FGIC)	Zero Coupon		1/1/2031	BBB+	2,335	1,674,872
Cook Co GO	5.00%		11/15/2022	A+	335	363,884
Coralville GO	4.50%		6/1/2032	BB+	1,215	1,261,863
IL State GO	5.00%		7/1/2021	BBB-	835	853,019
IL State GO	5.00%		11/1/2021	BBB-	3,300	3,389,133
IL State GO	5.00%		11/1/2025	BBB-	2,000	2,177,260
IL State GO	5.00%		12/1/2026	BBB-	3,000	3,293,280
IL State GO	5.375%		5/1/2023	BBB-	1,500	1,595,010
New Haven GO	5.00%		8/1/2025	BBB+	580	660,429
Philadelphia Sch Dist	5.00%		9/1/2025	A2	200	238,994
PR Comwlth GO(e)	4.00%		7/1/2021	Ca	920	570,400
PR Comwlth GO(e)	5.50%		7/1/2017	NR	110	79,613	(c)
PR Comwlth GO(e)	5.50%		7/1/2019	NR	265	190,469
PR Comwlth GO TCRS (AMBAC)	4.50%		7/1/2023	Ca	490	490,612
PR Elec Pwr Auth (NPFGC)(FGIC)	5.25%		7/1/2023	Baa2	2,325	2,383,311
PR Pub Bldg Auth (NPFGC)(FGIC) GTD	6.00%		7/1/2023	Baa2	1,500	1,560,570
PR Pub Bldg Auth GTD(e)	5.50%		7/1/2023	Ca	55	41,663
PR Pub Bldg Auth GTD(e)	5.50%		7/1/2027	Ca	245	197,531
VT EDA–Casella Waste AMT†	4.625%	#(b)	4/1/2036	B	250	277,468
Total						49,919,478

Health Care 14.86%
Antelope Valley Hlth	5.00%		3/1/2021	Ba3	55	55,917
Atlanta Dev Auth–Georgia Proton	6.00%		1/1/2023	NR	2,000	1,695,240	(c)

See Notes to Financial Statements.	123

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
Berks Co IDA–Tower Hlth	5.00%		2/1/2032	BBB+		$250	$291,460
Berks Co IDA–Tower Hlth	5.00%	#(b)	2/1/2040	BBB+		1,710	1,930,539
Blaine Sr Hsg & Hlthcare–Crest View	5.125%		7/1/2025	NR		245	237,214
CA Stwde–Daughters of Charity	5.50%		7/1/2022	NR		55	50,890
CA Stwde–Daughters of Charity	5.75%		7/1/2024	NR		345	317,456
CA Stwde–Loma Linda Univ Med†	5.00%		12/1/2031	BB-		1,000	1,121,510
CA Stwde–Loma Linda Univ Med Ctr†	5.00%		12/1/2025	BB-		1,200	1,365,672
CA Stwde–Loma Linda Univ Med Ctr†	5.00%		12/1/2026	BB-		1,070	1,235,304
CA Stwde–Loma Linda Univ Med Ctr†	5.00%		12/1/2028	BB-		835	981,735
CA Stwde–Loma Linda Univ Med Ctr	5.25%		12/1/2029	BB-		2,000	2,219,680
City of Atlantic Beach Fl–Fleet Landing	3.00%		11/15/2023	BBB	(d)	1,000	1,000,630
City of Oroville–Oroville Hsp	5.00%		4/1/2026	BB		1,255	1,374,413
City of Oroville–Oroville Hsp	5.00%		4/1/2029	BB		900	1,002,078
CT Hlth & Ed–Griffin Hosp†	5.00%		7/1/2032	BB+		740	847,034
Cuyahoga Co Hsp–Metrohealth	5.00%		2/15/2023	BBB-		1,500	1,629,405
Cuyahoga Co Hsp–Metrohealth	5.00%		2/15/2028	BBB-		500	596,785
Cuyahoga Co Hsp–Metrohealth	5.00%		2/15/2030	BBB-		1,900	2,242,228
Dev Auth of Floyd Cnty–Spires at Berry	5.50%		12/1/2028	NR		1,000	977,450
Franklin Co IDA–Menno-Haven	5.00%		12/1/2026	NR		500	560,460
Fruita CO Hlth–Canyons Hosp & Med Centr†	5.375%		1/1/2033	NR		2,000	2,236,340
Fulton Co–Canterbury Court†	3.00%		4/1/2024	NR		2,025	1,950,561
Fulton Co Med Ctr	4.00%		7/1/2028	NR		100	105,675
Glendale IDA–Beatitudes	4.00%		11/15/2027	NR		385	396,400
Glendale IDA–Beatitudes	5.00%		11/15/2023	NR		1,715	1,814,264
Guadalupe Co–Seguin City Hospital	4.00%		12/1/2026	BB		350	379,746
Guadalupe Co–Seguin City Hospital	5.00%		12/1/2022	BB		250	268,528
Guadalupe Co–Seguin City Hospital	5.00%		12/1/2023	BB		1,280	1,414,720
Howard Co Retmt Cmnty–Vantage House	5.00%		4/1/2021	NR		90	90,580
Howard Co Retmt Cmnty–Vantage House	5.00%		4/1/2021	NR		164	165,056
ID HFA–Madison Mem Hosp	5.00%		9/1/2023	BB+		1,795	1,973,226
ID HFA–Madison Mem Hosp	5.00%		9/1/2029	BB+		710	820,682
IL Fin Auth–Plymouth Place	5.00%		5/15/2025	BB+	(d)	125	129,813
IL Fin Auth–Three Crowns Park	3.25%		2/15/2022	NR		255	249,614
King Co Pub Hsp–Snoqualmie Vly Hsp	5.00%		12/1/2025	NR		100	107,195
Kirkwood IDA–Aberdeen Hts	5.00%		5/15/2022	BB	(d)	800	825,976
Kirkwood IDA–Aberdeen Hts	5.25%		5/15/2028	BB	(d)	1,135	1,260,610
Lenexa KS Hlth Facs–Lakeview Village	5.00%		5/15/2024	BB+	(d)	1,895	2,010,633

124	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
MA Hlth & Edu Facs–Trinity Hlth	1.008% (3 Mo. LIBOR * .67 + .82%	)#	11/15/2032	AA-		$1,755	$1,728,991
MD Hlth & HI Ed–Adventist	5.00%		1/1/2021	Baa3		600	605,010
ME Hlth & Hi Ed–MaineGeneral Hlth	7.50%		7/1/2032	Ba3		475	489,573
Mesquite Hlth–Christian Care Ctrs	5.00%		2/15/2026	BB-	(d)	1,000	956,370
Montgomery Co IDA–Einstein Hlthcare	5.00%		1/15/2022	Ba1		250	257,853
Montgomery Co IDA–Trinity Health	1.018% (3 Mo. LIBOR * .67 + .83%	)#	11/15/2034	AA-		1,400	1,373,162
Muskingum Co Hsp–Genesis Hlthcare	4.00%		2/15/2023	BB+		1,500	1,587,285
Muskingum Co Hsp–Genesis Hlthcare	5.00%		2/15/2021	BB+		275	278,536
New Hope Cultural–Wesleyan Homes	3.00%		1/1/2024	NR		280	274,800
New Hope Cultural–Wesleyan Homes	4.00%		1/1/2029	NR		470	463,481
NJ Hlth–St Peters Univ Hsp	5.00%		7/1/2021	BB+		225	230,060
NJ Hlth–St Peters Univ Hsp	5.75%		7/1/2037	BB+		810	812,535
Norfolk Redev & Hsg Auth–Harbor’s Edge	4.00%		1/1/2025	NR		1,650	1,650,214
NY Dorm–Orange Reg Med Ctr†	5.00%		12/1/2022	BBB-		200	216,024
NY Dorm–Orange Reg Med Ctr†	5.00%		12/1/2022	BBB-		500	540,060
Oconee CO IDA–Westminster Pres Vlg Proj	5.50%		12/1/2028	NR		2,000	1,922,300
OK DFA–OU Med	5.00%		8/15/2029	Baa3		475	576,260
OU MedOK DFA OK DFA–OU Med	5.00%		8/15/2024	Baa3		1,400	1,582,532
Palomar Health	5.00%		11/1/2031	BBB		750	876,555
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2023	BBB-		1,000	1,093,270
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2029	BBB-		2,185	2,545,591
Roanoke Co EDA–Richfield Living II	4.30%		9/1/2030	NR		770	740,016
San Buenaventura–Cmnty Mem Hlth	8.00%		12/1/2026	BB		875	934,675
San Buenaventura–Cmnty Mem Hlth	8.00%		12/1/2031	BB		670	710,595
SC Jobs EDA–Hampton Regl Med	5.00%		11/1/2021	NR		670	698,428
SC Jobs EDA–Hampton Regl Med	5.00%		11/1/2022	NR		700	755,797
SC Jobs EDA–Hampton Regl Med	5.00%		11/1/2023	NR		740	822,621
SE Port Auth–Memorial Hlth	5.00%		12/1/2022	BB-	(d)	250	260,383
SE Port Auth–Memorial Hlth	5.00%		12/1/2023	BB-	(d)	100	110,721
SE Port Auth–Memorial Hlth	5.50%		12/1/2029	BB-	(d)	1,000	1,058,220
Seminole Co–Legacy Pointe	5.00%		11/15/2029	NR		1,000	981,300	(c)
Shelby Co–Farms at Bailey Station	4.00%		12/1/2026	NR		630	603,023
Tarrant Co Cultural–Buckingham(e)	4.50%		11/15/2021	NR		695	451,750
Tulsa Co Industrial Auth–Montereau	5.00%		11/15/2023	BBB-	(d)	230	242,680
Wesley Enhanced Living & Sub Organizations	5.00%		7/1/2031	BB	(d)	200	206,690
WI Hlth & Ed–American Baptist	3.50%		8/1/2022	NR		545	535,125

See Notes to Financial Statements.	125

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Health Care (continued)
WI Hlth & Ed–American Baptist	4.375%		8/1/2027	NR	$225	$217,692
WI Hlth Fac Auth–St. Camillus	5.00%		11/1/2026	NR	355	383,173
WI Hlth Fac Auth–St. Camillus	5.00%		11/1/2027	NR	375	406,605
WI PFA–Bancroft Neuro†	5.00%		6/1/2026	NR	470	508,427
Total						68,621,102

Housing 2.46%
CA HFA–MFH	4.00%		3/20/2033	BBB+	841	930,278
Ca Stwde–Lancer Student Hsg†	3.00%		6/1/2029	NR	750	706,035
MD EDC–Bowie State Std Hsg	4.00%		7/1/2028	BBB-	200	211,740
MD EDC–Bowie State Std Hsg	4.00%		7/1/2029	BBB-	270	286,143
MD EDC–Bowie State Std Hsg	4.00%		7/1/2030	BBB-	280	295,042
MD EDC–Bowie State Std Hsg	4.00%		7/1/2031	BBB-	290	303,694
MD EDC–Bowie State Std Hsg	4.00%		7/1/2032	BBB-	300	312,231
Montgomery Co Hsg	4.00%		7/1/2048	Aa2	695	756,577
NC State Hsg Fin Agy	4.00%		7/1/2047	AA+	685	744,150
NJ Hsg and Mtg Fin Auth	4.50%		10/1/2048	AA	1,145	1,299,197
NYC HDC	2.85%		11/1/2031	AA+	1,215	1,277,585
NYC IDA–Yankee Stadium (FGIC)	1.816% (CPI Based	)	3/1/2021	Baa1	655	655,806
PA Hsg Fin Auth AMT	4.00%		4/1/2039	AA+	635	675,640
Phoenix IDA–ASU Std Hsg	5.00%		7/1/2026	Baa3	640	704,243
Phoenix IDA–ASU Std Hsg	5.00%		7/1/2028	Baa3	240	266,294
Phoenix IDA–ASU Std Hsg	5.00%		7/1/2029	Baa3	300	334,359
Phoenix IDA–ASU Std Hsg	5.00%		7/1/2030	Baa3	225	249,158
Roanoke Co EDA–Richfield Living	4.75%		9/1/2029	NR	1,335	1,338,017
Total						11,346,189

Lease Obligations 5.07%
Aviation Station North Met Dist	4.00%		12/1/2029	NR	500	504,585
KY Ppty & Bldgs Commn–Proj #112	5.00%		11/1/2024	A1	1,000	1,174,400
Met Pier & Expo Auth–Mccormick
Place (NPFGC)(FGIC)	Zero Coupon		6/15/2028	BBB	1,245	1,016,816
Met Pier & Expo Auth–Mccormick Place (NPFGC)(FGIC)	5.50%		6/15/2029	BBB	1,710	1,975,204
NJ EDA–Sch Facs	1.37% (MUNIPSA * 1 + 1.25%	)#	9/1/2025	BBB+	2,280	2,236,931
NJ EDA–Sch Facs	1.67% (MUNIPSA * 1 + 1.55%	)#	9/1/2027	BBB+	480	474,475
NJ EDA–Sch Facs	5.00%		3/1/2023	BBB+	2,005	2,176,127
NJ EDA–Sch Facs	5.00%		6/15/2023	BBB+	3,415	3,739,903

126	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Lease Obligations (continued)
NJ EDA–Sch Facs	5.50%	9/1/2021	BBB+	$320	$326,010
NJ Trans Trust Fund	4.00%	12/15/2031	BBB+	3,415	3,678,843
NJ Trans Trust Fund	5.00%	12/15/2023	BBB+	1,000	1,111,730
NJ Trans Trust Fund	5.00%	12/15/2026	BBB+	3,350	3,948,712
NJ Trans Trust Fund (NPFGC)(FGIC)	Zero Coupon	12/15/2031	BBB+	1,000	716,580
PA COP	5.00%	7/1/2024	A	300	349,077
Total					23,429,393

Other Revenue 6.90%
Arlington Hi Ed Fin Corp–Newman Intl Acad	4.375%	8/15/2026	NR	275	291,877
AZ IDA–Academy of Math & Science†	4.00%	7/1/2029	BB	400	409,924
AZ IDA–Basis Schools†	5.00%	7/1/2026	BB	500	544,030
Brooklyn Arena LDC–Barclays Ctr	5.00%	7/15/2027	Ba1	2,100	2,403,576
CA Sch Fin Auth–Green Dot Charter†	5.00%	8/1/2025	BBB-	150	174,255
CA Sch Fin Auth–Green Dot Charter†	5.00%	8/1/2026	BBB-	150	177,747
CA Sch Fin Auth–Green Dot Charter†	5.00%	8/1/2027	BBB-	160	192,811
Cap Trust Agy–Franklin Academy†	4.00%	12/15/2023	NR	370	385,577
Cap Trust Agy–Franklin Academy†	4.00%	12/15/2024	NR	385	404,277
Cap Trust Agy–Franklin Academy†	4.00%	12/15/2025	NR	300	316,413
Cap Trust Agy–Franklin Academy†	5.00%	12/15/2026	NR	300	332,985
Cap Trust Agy–Franklin Academy†	5.00%	12/15/2027	NR	660	728,871
Cap Trust Agy–Franklin Academy†	5.00%	12/15/2028	NR	690	760,076
Cap Trust Agy–Franklin Academy†	5.00%	12/15/2029	NR	730	801,299
Chester Co IDA–Collegium Charter Sch	3.70%	10/15/2022	BB	680	685,141
Cleveland Co Port Auth–Playhouse Sq	5.00%	12/1/2028	BB+	1,700	1,788,621
Clifton Higher Ed–Intl Ldrshp Sch	5.25%	8/15/2026	NR	1,600	1,852,160
Clifton Higher Ed–Intl Ldrshp Sch	5.25%	8/15/2028	NR	3,040	3,482,502
FL DFC–FL Charter Foundation†	4.00%	7/15/2026	NR	655	671,951
FL DFC–Renaissance Chtr Sch†	5.00%	6/15/2025	NR	120	127,642
FL DFC–Renaissance Chtr Sch	7.00%	6/15/2026	NR	1,610	1,687,071
FL DFC–Renaissance Chtr Sch	7.625%	6/15/2041	NR	250	263,065
FL DFC–Renaissance Chtr Sch 2020†	4.00%	9/15/2030	NR	470	489,096
Florence Twn IDA–Legacy Trad Sch	5.00%	7/1/2023	Ba2	130	135,782
Houston Hi Ed–Cosmos Fndtn	4.00%	2/15/2022	BBB	265	272,685
Houston Hi Ed–Cosmos Fndtn	5.875%	5/15/2021	BBB	150	155,325
Jefferson Parish Econ Dev Dist–Kenner†	4.80%	6/15/2029	NR	2,000	2,137,960
Lowndes Co Poll Ctl–Weyerhaeuser	6.80%	4/1/2022	BBB	3,320	3,609,106
Main St Nat Gas–Macquarie	5.00%	5/15/2026	A3	1,000	1,195,660

See Notes to Financial Statements.	127

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Other Revenue (continued)
Main St Nat Gas–Ml	5.00%		3/15/2022	A2	$1,050	$1,115,373
Maricopa Co–Legacy Schools†	4.00%		7/1/2029	Ba2	500	522,575
Maricopa Co IDA–Paradise Schools†	2.875%		7/1/2021	BB+	130	130,269
MD EDC–Chesapeake Bay Hyatt(e)	5.00%		12/1/2031	NR	1,500	900,000	(c)
Salt Verde Fin Corp–Citi	5.25%		12/1/2023	A3	235	266,058
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2022	A3	1,715	1,872,094
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2027	A3	250	270,245
UT Charter Sch Fin Auth–Freedom Academy†	3.625%		6/15/2021	NR	140	140,921
Yonkers EDC–Charter Sch Ed Excellence	6.00%		10/15/2030	BB	165	165,484
Total						31,860,504

Special Tax 4.31%
Allentown Neighborhood Impt†	5.00%		5/1/2022	Ba3	1,060	1,096,856
Allentown Neighborhood Impt†	5.00%		5/1/2023	Ba3	190	200,382
Allentown Neighborhood Impt†	5.00%		5/1/2028	NR	1,820	1,956,919
Allentown Neighborhood Impt†	5.00%		5/1/2032	Ba3	2,000	2,131,320
Allentown Neighborhood Impt†	5.00%		5/1/2033	Ba3	100	106,705
Berkeley Co–Nexton Imp Dist	4.00%		11/1/2030	NR	425	431,902
Celebration Pointe CDD†	4.00%		5/1/2022	NR	175	177,487
MD Special Tax–Brunswick Crossing	3.00%		7/1/2024	NR	880	879,358
MD Special Tax–Brunswick Crossing	4.00%		7/1/2029	NR	275	280,987
North Las Vegas Special Improv Dist–Vall	3.50%		6/1/2023	NR	110	111,110
North Las Vegas Special Improv Dist–Vall	3.50%		6/1/2024	NR	120	121,345
North Las Vegas Special Improv Dist–Vall	3.75%		6/1/2025	NR	150	153,103
Nthrn Palm Bch Co Impt Dist	3.25%		8/1/2022	NR	395	400,542
Nthrn Palm Bch Co Impt Dist	5.00%		8/1/2037	NR	750	833,932
NYC IDA–Yankee Stadium (FGIC)	1.856% (CPI Based	)#	3/1/2025	Baa1	1,410	1,412,608
NYC IDA–Yankee Stadium (NPFGC)(FGIC)	1.866% (CPI Based	)#	3/1/2026	Baa1	1,200	1,199,832
Peninsula Town Center†	4.00%		9/1/2023	NR	205	205,906
Peninsula Town Center†	4.50%		9/1/2028	NR	680	700,203
River Islands PFA–CFD 2003	5.375%		9/1/2031	NR	1,000	1,074,000
Scranton RDA GTD	5.00%		11/15/2021	BB+	905	906,611
Scranton RDA GTD	5.00%		11/15/2028	BB+	255	248,679
Southlands Met Dist #1	3.00%		12/1/2022	Ba1	92	92,424
Village CDD #12	2.875%		5/1/2021	NR	165	166,048
Village CDD #12†	3.25%		5/1/2023	NR	500	509,645

128	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Special Tax (continued)
Village CDD #13†(f)	2.625%	5/1/2030	NR	$1,500	$1,513,335
Village CDD #13	3.55%	5/1/2039	NR	750	777,067
Village Met Dist–Avon	4.15%	12/1/2030	NR	1,270	1,292,352
West Villages Unit #7	4.00%	5/1/2024	NR	400	409,996
West Villages Unit #7	4.25%	5/1/2029	NR	500	533,765
Total					19,924,419

Tax Revenue 2.79%
American Samoa GO†	6.50%	9/1/2028	Ba3	1,000	1,211,570
Casino Reinv Dev Auth	5.00%	11/1/2020	BBB+	520	520,952
Casino Reinv Dev Auth	5.00%	11/1/2022	BBB+	350	365,572
City of Sparks–Legends at Sparks Marina†	2.50%	6/15/2024	Ba2	135	134,287
City of Sparks–Legends at Sparks Marina†	2.75%	6/15/2028	Ba2	1,300	1,276,886
Met Pier & Expo Auth–McCormick Place	5.00%	12/15/2020	BBB	840	848,198
Met Pier & Expo Auth–McCormick Place	5.00%	12/15/2022	BBB	1,275	1,357,594
Met Pier & Expo Auth–McCormick Place (NPFGC) (FGIC)	5.50%	12/15/2023	BBB	415	446,328	(c)
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	3,540	2,790,122
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	591	432,157
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	48	32,186
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	55	11,309
PR Corp Sales Tax	4.329%	7/1/2040	NR	27	27,585
PR Corp Sales Tax	4.50%	7/1/2034	NR	3,178	3,323,680
PR Corp Sales Tax	4.536%	7/1/2053	NR	1	1,028
PR Corp Sales Tax	4.55%	7/1/2040	NR	3	3,109
PR Corp Sales Tax	4.75%	7/1/2053	NR	19	19,808
PR Corp Sales Tax	4.784%	7/1/2058	NR	11	11,499
PR Corp Sales Tax	5.00%	7/1/2058	NR	49	51,920
Total					12,865,790

Tobacco 3.46%
Golden St Tobacco	5.30%	6/1/2037	B-	840	869,014
MI Tob Settlement	5.125%	6/1/2022	B-	1,345	1,346,520
MI Tob Settlement	5.25%	6/1/2022	B-	25	25,029
Nassau Co Tobacco	5.25%	6/1/2026	B-	1,540	1,540,123
PA Tob Settlement	5.00%	6/1/2023	A1	760	849,786
San Diego Tobacco Settlement	4.00%	6/1/2032	BBB	220	231,717
SD Edu Enhancement Fding Corp	5.00%	6/1/2024	A	775	862,893

See Notes to Financial Statements.	129

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Tobacco (continued)
Suffolk Tobacco Asset Sec Corp	5.375%		6/1/2028	NR		$4,310	$4,309,914
Tobacco Settlement Fin Corp NJ	3.20%		6/1/2027	BBB		1,300	1,329,094
TSASC	5.00%		6/1/2022	BBB		4,400	4,598,704
Total							15,962,794

Transportation 8.28%
Central TX Mobility Auth	5.00%		1/1/2027	A-		1,285	1,551,792
Houston Arpt–Continental Airlines AMT	4.75%		7/1/2024	Ba3		3,405	3,444,702
Houston Arpt–United Airlines AMT	5.00%		7/15/2027	BB-	(d)	1,000	1,040,210
Houston Arpt–United Airlines AMT	5.00%		7/15/2035	B		2,450	2,463,475
MD EDC–CNX Marine Terminals	5.75%		9/1/2025	BB-		4,500	4,512,375
MI Strategic Fund–I-75 AMT	5.00%		6/30/2030	Baa2		510	624,128
MTA NY	4.00%		2/1/2022	NR		1,105	1,117,056
MTA NY	5.00%		11/15/2027	A3		1,640	1,756,407
MTA NY	5.00%		11/15/2029	A3		2,610	2,759,657
MTA NY	5.00%	#(b)	11/15/2045	A3		1,400	1,536,948
NJ EDA–Port Newark AMT	5.00%		10/1/2021	Ba1		1,250	1,284,462
NY Trans Dev Corp–Delta AMT	4.00%		10/1/2030	Baa3		3,500	3,584,140
NY Trans Dev Corp–Delta AMT	5.00%		1/1/2022	Baa3		500	513,770
NY Trans Dev Corp–Delta AMT	5.00%		1/1/2024	Baa3		1,000	1,060,600
NY Trans Dev Corp–Delta AMT	5.00%		1/1/2030	Baa3		1,215	1,323,208
NY Trans Dev Corp–Delta AMT	5.00%		1/1/2036	Baa3		5,000	5,310,100
NY Trans Dev Corp–LaGuardia Airport AMT	4.00%		7/1/2032	Baa3		830	861,308
NY Trans Dev Corp–TOGA AMT	5.00%		1/1/2023	Baa3		1,000	1,062,900
Osceola Parkway	5.00%		10/1/2029	BBB+		450	577,543
PR Hwy & Trans Auth (AMBAC)	1.766% (CPI Based)		7/1/2028	C		1,980	1,826,550
Total							38,211,331

Utilities 8.17%
Burke Co Dev–Oglethorpe Power	3.00%	#(b)	11/1/2045	A-		1,535	1,602,647
Charlotte County IDA–Babcock Ranch AMT†	5.00%		10/1/2029	NR		1,000	1,118,160
City of Rockport Poll Ctl–IN MI Pwr	3.05%		6/1/2025	A-		1,000	1,095,900
Clarion Co IDA–American Wtr AMT	2.45%	#(b)	12/1/2039	A+		1,000	1,077,530
HI Dept Budget–Hawaiian Electric AMT	3.10%		5/1/2026	Baa2		3,525	3,748,943
Jefferson Co Sewer	5.00%		10/1/2021	BBB		1,300	1,357,057
KY Muni Pwr–Prairie State Proj	3.45%	#(b)	9/1/2042	Baa1		850	862,589	(c)
Luzerne Co IDA–American Wtr AMT	2.45%	#(b)	12/1/2039	A+		1,200	1,302,672
Main St Nat Gas–Citibank	4.00%	#(b)	3/1/2050	A3		1,000	1,162,040

130	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2020

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Utilities (continued)
Main St Nat Gas–Citibank		5.00%		9/1/2025	A3		$250	$300,208
Northern CA Gas–Goldman Sachs		4.00%	#(b)	7/1/2049	A3		1,050	1,166,833
PR Aqueduct & Swr Auth		4.25%		7/1/2025	Ca		2,270	2,272,837
PR Aqueduct & Swr Auth		5.00%		7/1/2022	Ca		2,135	2,205,284
PR Elec Pwr Auth(e)		4.10%		7/1/2019	NR		240	165,900
PR Elec Pwr Auth(e)		4.25%		7/1/2020	NR		970	681,425
PR Elec Pwr Auth(e)		5.00%		7/1/2018	NR		50	35,375
PR Elec Pwr Auth(e)		5.25%		7/1/2027	D	(d)	2,630	1,873,875
PR Elec Pwr Auth (AGM)		5.00%		7/1/2024	AA		145	147,375
PR Elec Pwr Auth (NPFGC)(FGIC)		5.00%		7/1/2021	Baa2		100	100,488
Prichard Wtr & Swr		2.25%		11/1/2027	BBB+		420	436,372
Prichard Wtr & Swr		2.375%		11/1/2028	BBB+		1,305	1,361,063
SE AL Gas Dist–Goldman Sachs		4.00%	#(b)	4/1/2049	A3		1,530	1,685,111
TEAC–Goldman Sachs		5.625%		9/1/2026	BBB	(d)	5,405	6,594,046
TX Muni Gas Acq & Supply–Macquarie		5.00%		12/15/2029	A3		1,800	1,935,504
WV EDA–Appalachian Pwr		2.625%	#(b)	12/1/2042	A-		750	771,698
WV EDA–Wheeling Pwr AMT		3.00%	#(b)	6/1/2037	A-		2,600	2,682,758
Total								37,743,690
Total Municipal Bonds (cost $440,551,622)								451,076,222

	Interest Rate#	Interest Rate Reset Date(g)		Final Maturity Date
SHORT-TERM INVESTMENTS 0.43%

Variable Rate Demand Notes 0.43%

General Obligation 0.06%
CA State GO	0.08%	10/1/2020		5/1/2034	AAA		300	300,000

Special Tax 0.22%
NYC TFA–Future Tax	0.13%	10/1/2020		8/1/2042	AAA		1,000	1,000,000

Tax Revenue 0.15%
NYC TFA–Future Tax	0.13%	10/1/2020		2/1/2045	AAA		685	685,000
Total Short-Term Investments (cost $1,985,000)								1,985,000
Total Investments in Securities 98.12% (cost $442,536,622)								453,061,222
Cash and Other Assets in Excess of Liabilities(h) 1.88%								8,690,944
Net Assets 100.00%								$461,752,166

See Notes to Financial Statements.	131

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2020

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMBAC	Insured by–AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
COP	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by–Financial Guaranty Insurance Company.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NPFGC	Insured by–National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipts.
TRIPS	Tax Refund Intercept Programs.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2020.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2020, the total value of Rule 144A securities was $83,245,067, which represents 18.03% of net assets.
(a)	Unaudited.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	This investment has been rated by Fitch IBCA.
(e)	Defaulted (non-income producing security).
(f)	Securities purchased on a when-issued basis (See Note 2(g)).
(g)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(h)	Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at September 30, 2020:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 10-Year Treasury Note	December 2020	55	Short	$(7,635,014)	$(7,674,219)	$(39,205)

132	See Notes to Financial Statements.

Schedule of Investments (concluded)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2020

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$108,611,583	$2,281,186	$110,892,769
General Obligation	–	49,839,865	79,613	49,919,478
Health Care	–	65,944,562	2,676,540	68,621,102
Other Revenue	–	30,960,504	900,000	31,860,504
Tax Revenue	–	12,419,462	446,328	12,865,790
Utilities	–	36,881,101	862,589	37,743,690
Remaining Industries	–	139,172,889	–	139,172,889
Short-Term Investments
Variable Rate Demand Notes	–	1,985,000	–	1,985,000
Total	$–	$445,814,966	$7,246,256	$453,061,222

Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(39,205)	–	–	(39,205)
Total	$(39,205)	$–	$–	$(39,205)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the fund has a significant amount of Level 3 investments in relation to the Fund’s net assets. The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2019	$2,526,532
Accrued Discounts (Premiums)	13,818
Realized Gain (Loss)	(5,105)
Change in Unrealized Appreciation (Depreciation)	(466,813)
Purchases	1,064,217
Sales	(70,000)
Transfers into Level 3	6,631,076
Transfers out of Level 3	(2,447,469)
Balance as of September 30, 2020	$7,246,256
Change in unrealized appreciation/depreciation for the year ended September 30, 2020, related to Level 3 investments held at September 30, 2020	$(466,813)

See Notes to Financial Statements.	133

Schedule of Investments

CALIFORNIA TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

MUNICIPAL BONDS 98.11%

Corporate-Backed 2.93%
CA Fin Auth–United Airlines AMT	4.00%		7/15/2029	B+		$2,430	$2,403,270
CA MFA–Waste Mgmt AMT	2.40%	#(b)	10/1/2044	A-		5,000	5,393,350
CA Poll Ctl–Poseidon Res AMT†	5.00%		11/21/2045	Baa3		4,410	4,577,183
CA Poll Ctl–Waste Mgmt AMT	4.30%		7/1/2040	A-		160	181,552
Long Beach Nat Gas–ML	5.00%		11/15/2029	A2		1,230	1,567,438
San Francisco Arpt–SFO Fuel AMT	5.00%		1/1/2038	A1		1,315	1,586,758
Total							15,709,551

Education 8.46%
CA Dev Auth–Culinary Institute	5.00%		7/1/2046	Baa2		1,010	1,073,681
CA Ed Fac Auth–Loyola Marymount Univ	5.00%		10/1/2048	A2		1,000	1,195,590
CA Ed Facs–ArtCenter College of Design	5.00%		12/1/2030	Baa1		525	619,133
CA Ed Facs–ArtCenter College of Design	5.00%		12/1/2044	Baa1		1,500	1,685,760
CA Ed Facs–Chapman Univ	4.00%		4/1/2047	A2		1,800	1,950,822
CA Ed Facs–Chapman Univ	5.00%		4/1/2040	A2		1,000	1,128,740
CA Ed Facs–Loyola Marymount Univ (NPFGC)(FGIC)	Zero Coupon		10/1/2029	A2		550	476,383
CA Ed Facs–Loyola Marymount Univ (NPFGC)(FGIC)	Zero Coupon		10/1/2033	A2		1,720	1,313,942
CA Ed Facs–Santa Clara Univ	5.00%		4/1/2039	Aa3		1,000	1,176,380
CA Ed Facs–Stanford Univ	5.00%		5/1/2049	AAA		3,000	4,844,460
CA Ed Facs–Univ of San Francisco	5.00%		10/1/2037	A2		1,000	1,228,130
CA Ed Facs–Univ of San Francisco	5.00%		10/1/2053	A2		2,000	2,381,100
CA Fin Auth–Biola Univ	5.00%		10/1/2029	Baa1		330	357,826
CA Infra & Econ Dev–UCSF	5.00%		5/15/2047	AA		3,325	4,049,783
CA MFA–Univ of La Verne	5.00%		6/1/2043	A3		1,035	1,214,241
CA Muni Fin–Biola Univ	5.00%		10/1/2032	Baa1		400	457,680
CA Muni Fin–Emerson Clg	5.00%		1/1/2042	BBB+		3,090	3,507,335
CA Muni Fin–Julian Chtr Sch†	5.625%		3/1/2045	B+		500	505,200
CA Muni Fin–Touro College	5.25%		1/1/2040	BBB-	(c)	1,085	1,150,935
CA Sch Fin Auth–Green Dot Schs†	5.00%		8/1/2045	BBB-		500	547,800
CA Sch Fin Auth–KIPP LA†	5.00%		7/1/2045	BBB		540	598,174
CA State Univ	4.00%		11/1/2045	Aa2		2,000	2,353,120
Ripon USD (BAM)	5.50%		8/1/2043	AA		1,000	1,252,470
Univ of CA	5.25%		5/15/2047	AA		2,000	2,455,080
Univ of CA	5.25%		5/15/2058	AA		2,500	3,107,425
University Calif	4.00%		5/15/2047	AA		1,905	2,229,269

134	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Education (continued)
University of San Diego	5.00%	10/1/2049	A1	$2,000	$2,464,120
Total					45,324,579

General Obligation 19.15%
Albany CA USD	4.00%	8/1/2046	Aa3	1,000	1,113,580
Anaheim USD	3.00%	8/1/2038	Aa2	3,000	3,211,200
Banning Unified Sch Dist (AGM)	5.25%	8/1/2042	AA	1,115	1,365,251
Beverly Hills USD	3.00%	8/1/2044	Aaa	2,040	2,177,741
CA St GO	4.00%	10/1/2044	Aa2	1,805	2,122,788
CA State GO	3.00%	10/1/2033	Aa2	1,250	1,401,362
CA State GO	4.00%	9/1/2035	Aa2	1,145	1,323,059
CA State GO	4.00%	3/1/2046	Aa2	1,000	1,166,140
CA State GO	5.00%	2/1/2032	Aa2	2,000	2,120,200
CA State GO	5.00%	4/1/2032	Aa2	2,200	3,070,936
CA State GO	5.00%	2/1/2033	Aa2	1,000	1,059,820
CA State GO	5.00%	8/1/2038	Aa2	1,565	1,914,903
CA State GO	5.25%	8/1/2032	Aa2	2,500	3,024,050
CA State GO	5.25%	10/1/2032	Aa2	4,000	4,194,120
CA State GO	5.25%	4/1/2035	Aa2	3,000	3,211,080
CA State GO	5.25%	10/1/2039	Aa2	500	611,175
Carlsbad USD	3.125%	8/1/2048	Aa1	1,000	1,077,540
Centinela UHSD (BAM)	4.00%	8/1/2052	AA	1,615	1,813,806
Centinela UHSD (BAM)	5.00%	8/1/2052	AA	2,000	2,452,580
Cupertino USD	2.50%	8/1/2033	Aa1	740	791,016
Del Mar USD (BAM)	4.00%	9/1/2044	AA	1,700	1,963,942
Grossmont UHSD	5.00%	8/1/2043	Aa2	1,250	1,421,550
Grossmont UHSD (AGM)	Zero Coupon	6/1/2040	AA	2,000	865,600
Huntington Beach City SD	4.00%	8/1/2048	Aa1	1,000	1,130,690
Imperial Unified Sch Dist (BAM)	5.25%	8/1/2043	AA	2,000	2,424,920
Inglewood USD (BAM)	4.00%	8/1/2038	AA	575	657,702
Inglewood USD (BAM)	4.00%	8/1/2039	AA	1,000	1,141,000
Irvine Unified School District	4.00%	9/1/2042	Aa1	1,915	2,221,036
Irvine Unified School District	5.50%	9/1/2035	Aa1	1,060	1,392,586
Irvine USD–Spl Tax (BAM)	5.00%	9/1/2038	AA	1,000	1,143,880
Irvine USD–Spl Tax (BAM)	5.00%	9/1/2056	AA	1,000	1,168,860
LA Co Sch Facs Impt Dist (BAM)	3.00%	8/1/2046	AA	1,400	1,461,600
Long Beach USD	3.00%	8/1/2037	Aa2	2,420	2,653,409
Los Angeles USD	4.00%	7/1/2044	Aa3	2,000	2,347,460

See Notes to Financial Statements.	135

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation (continued)
Marin Healthcare Dist	4.00%	8/1/2040	Aa2	$1,000	$1,106,910
Miracosta CCD	2.00%	8/1/2041	AAA	1,000	986,280
New Haven USD	4.00%	8/1/2044	Aa3	1,250	1,442,150
New Haven USD	4.00%	8/1/2047	Aa3	2,415	2,731,075
Newport Mesa USD	Zero Coupon	8/1/2041	Aaa	1,325	674,968
Newport-Mesa USD	Zero Coupon	8/1/2045	Aaa	2,000	852,820
North Orange CCD	2.75%	8/1/2036	AA+	2,000	2,143,380
Oceanside USD	4.00%	8/1/2048	Aa3	2,030	2,314,992
Orange USD	4.00%	8/1/2047	AA	1,000	1,148,630
Panama-Buena Vista USD (BAM)	2.625%	8/1/2037	AA	1,510	1,578,524
Perris UHSD (AGM)	3.00%	9/1/2044	AA	1,000	1,056,740
PR Comwlth GO(d)	6.00%	7/1/2039	Ca	2,000	1,415,000
Salinas CA UHSD	4.00%	8/1/2049	Aa2	1,000	1,160,620
San Benito HSD	Zero Coupon	8/1/2041	Aa3	1,640	795,826
San Benito HSD	Zero Coupon	8/1/2042	Aa3	1,795	829,739
San Benito HSD	Zero Coupon	8/1/2043	Aa3	2,600	1,146,470
San Diego USD	3.25%	7/1/2048	Aa2	1,000	1,087,850
San Francisco Arpt AMT	5.25%	5/1/2042	A1	1,000	1,184,530
San Francisco CCD	5.00%	6/15/2028	Aa3	1,000	1,198,770
San Gorgonio Mem Hlthcare Dist	5.00%	8/1/2032	Baa3	1,000	1,104,350
San Leandro Unified Sch Dist (BAM)	5.25%	8/1/2046	AA	1,750	2,126,267
San Leandro USD (BAM)	4.00%	8/1/2043	AA	650	749,060
San Rafael Elem Sch Dist	4.00%	8/1/2047	AA	1,000	1,130,880
San Rafael HSD	4.50%	8/1/2042	AA	1,150	1,374,032
Santa Ana USD	3.25%	8/1/2042	Aa3	500	542,470
Santa Barbara Unified Sch Dist	4.00%	8/1/2036	Aa1	750	875,235
Santa Barbara USD	4.00%	8/1/2044	Aa1	1,000	1,158,450
Santa Rita USD	2.50%	8/1/2031	AA-	1,235	1,321,166
Simi Valley GO	4.00%	8/1/2046	Aa2	1,065	1,207,572
Simi Valley USD	4.00%	8/1/2048	Aa2	600	679,290
Southwestern Community College Dist	Zero Coupon	8/1/2041	Aa2	1,100	667,249
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA	1,000	1,151,740
West Contra Costa USD	4.00%	8/1/2043	AA-	1,000	1,132,170
West Contra Costa USD	6.00%	8/1/2027	AA-	1,000	1,340,570
Total					102,632,357

136	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care 12.66%
Abag Fin Auth–Eskaton Pptys	5.00%	11/15/2035	BBB		$1,000	$1,047,850
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2043	AA		1,000	1,091,490
Antelope Valley Hlth	5.25%	3/1/2036	Ba3		1,000	1,032,660
CA Fin Auth–Standord Hlth	4.00%	8/15/2050	AA-		1,000	1,161,880
CA Hlth–Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,000	1,072,640
CA Hlth–Childrens Hsp Los Angeles	5.00%	8/15/2047	BBB+		1,000	1,150,420
CA Hlth–Childrens Hsp Orange Co	4.00%	11/1/2035	AA-		570	676,066
CA Hlth–Childrens Hsp Orange Co	5.00%	11/1/2033	AA-		1,300	1,685,450
CA Hlth–Childrens Hsp Orange Co	5.00%	11/1/2034	AA-		1,200	1,551,312
CA Hlth–Childrens Hsp Orange Co	5.25%	11/1/2035	AA-		2,000	2,087,740
CA Hlth–City of Hope	4.00%	11/15/2045	A+		3,000	3,445,800
CA Hlth–Providence St. Joes Hlth	4.00%	10/1/2047	AA-		2,115	2,330,772
CA Hlth–Rady Childrens Hsp	5.50%	8/15/2033	Aa3		2,000	2,076,900
CA Hlth–Sutter Hlth	4.00%	11/15/2042	A+		1,715	1,917,559
CA Hlth Facs–Kaiser Permanente	5.00%	11/1/2047	AA-		1,000	1,537,380
CA Hlth Facs–Lucile Packard Hosp	5.00%	11/15/2056	A+		1,500	1,765,590
CA Htlh–Emante Hlth	4.00%	4/1/2037	A		1,400	1,621,704
CA Muni Fin–Caritas Affordable Hsg	4.00%	8/15/2037	BBB		1,000	1,080,990
CA Muni Fin–Channing House	5.00%	5/15/2047	AA-		2,000	2,355,480
CA Muni Fin–Cmnty Med Ctrs	4.00%	2/1/2042	A-		1,165	1,263,058
CA Muni Fin–Cmnty Med Ctrs	5.00%	2/1/2040	A-		500	556,060
CA Muni Fin–Cmnty Med Ctrs	5.00%	2/1/2047	A-		2,000	2,286,160
CA Stwde–Adventist Health West	3.00%	3/1/2039	A		3,475	3,573,099
CA Stwde–American Baptist	5.00%	10/1/2045	A-	(c)	1,000	1,097,530
CA Stwde–Daughters of Charity	5.50%	7/1/2039	NR		242	222,946
CA Stwde–Henry Mayo Mem Hsp (AGM)	5.25%	10/1/2043	AA		775	865,908
CA Stwde–Huntington Memorial Hosp	4.00%	7/1/2048	A-		1,000	1,106,150
CA Stwde–John Muir Hlth	4.00%	12/1/2057	A+		1,000	1,039,440
CA Stwde–Loma Linda Univ Med Ctr	5.25%	12/1/2034	BB-		2,150	2,353,949
CA Stwde–Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB-		2,200	2,380,356
CA Stwde–Loma Linda Univ Med Ctr†	5.50%	12/1/2058	BB-		1,555	1,741,289
Eisenhower Med Ctr	5.00%	7/1/2032	Baa2		1,020	1,205,232
La Verne COP–Brethren Hillcrest Homes	5.00%	5/15/2029	BBB-	(c)	635	689,934
Oroville–Oroville Hsp	5.25%	4/1/2049	BB		2,000	2,153,420
Palomar Hlth	5.00%	11/1/2036	BBB		1,250	1,425,325
Palomar Hlth	5.00%	11/1/2039	BBB		1,650	1,868,691
Palomar Hlth (AGM)	5.00%	11/1/2047	AA		4,475	5,128,887

See Notes to Financial Statements.	137

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Health Care (continued)
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2031	BB	$2,000	$2,121,180
Sierra Joint CCD	4.00%	8/1/2053	Aa1	1,500	1,714,245
Washingtown Twnshp Health Care Dist	5.00%	7/1/2032	Baa2	1,075	1,323,002
Whittier Hlth Fac–Presbyterian Intercmnty Hsp	5.75%	6/1/2029	A	1,000	1,029,070
Total					67,834,614

Housing 3.92%
CA CHA–The Arbors†	5.00%	8/1/2050	NR	1,100	1,236,774
CA Cmty Hsg–Annadel Apts†	5.00%	4/1/2049	NR	1,000	1,109,900
CA Cmty Hsg–Serenity at Larkspur†	5.00%	2/1/2050	NR	1,200	1,342,812
CA Cmty Hsg–Verdant†	5.00%	8/1/2049	NR	1,400	1,558,956
CA HFA–MFH	4.00%	3/20/2033	BBB+	1,928	2,134,167
CA HFA–MFH	4.25%	1/15/2035	BBB+	5,980	6,752,857
CA Muni Fin–Biola Univ	5.00%	10/1/2034	Baa1	1,000	1,134,920
CA Muni Fin–Caritas Affordable Hsg	5.00%	8/15/2030	BBB+	1,050	1,171,685
CA Muni Fin–UC Berkeley Hsg	5.00%	6/1/2050	Baa3	500	524,595
CA Stwde–CHF-Irvine LLC	5.00%	5/15/2035	Baa1	1,100	1,220,758
CA Stwde–CHF-Irvine LLC	5.125%	5/15/2031	Baa1	1,500	1,527,825
ESRF / Natl Charter School Loans	5.00%	11/1/2044	A	1,050	1,269,366
Total					20,984,615

Lease Obligations 2.24%
CA Pub Wks–Judicial Council	5.00%	12/1/2028	Aa3	1,000	1,053,450
CA Pub Wks–State Prisons	5.75%	10/1/2031	Aa3	2,000	2,106,180
CA Pub Wks–Various Cap Proj	4.00%	3/1/2045	Aa3	940	1,094,828
CA Pub Wks–Various Cap Proj	5.00%	4/1/2037	Aa3	1,000	1,061,990
CA Pub Wks–Various Cap Proj TCRS (BAM)	3.125%	5/1/2033	AA	1,275	1,425,488
San Bernardino COP (AGM)	5.00%	10/1/2031	AA	860	1,107,938
Santa Barbara COP AMT	5.00%	12/1/2036	AA	3,395	4,163,526
Total					12,013,400

Other 0.37%
CA Infra & Econ Dev–Acad Motion Pict	5.00%	11/1/2029	Aa2	1,500	1,983,480

Other Revenue 2.45%
CA Infra & Econ Dev–Acad Motion Pict	5.00%	11/1/2041	Aa2	1,010	1,121,474
CA Infra & Econ Dev–Gladstone Inst	5.25%	10/1/2034	BBB+	2,000	2,099,320
CA Infra & Econ Dev–Museum of Nat Hist	3.00%	7/1/2050	A2	1,375	1,390,359

138	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Other Revenue (continued)
CA Infra & Econ Dev–Museum of Nat Hist	4.00%	7/1/2050	A2	$1,000	$1,125,550
CA Muni Fin–American Heritage	5.00%	6/1/2036	BBB-	1,000	1,121,910
CA Muni Fin–Oceaa	6.75%	10/1/2028	NR	905	907,054
CA Sch Fin Auth–Aspire†	5.00%	8/1/2046	BBB	1,000	1,106,790
CA Sch Fin Auth–Green Dot Charter†	5.00%	8/1/2038	BBB-	1,000	1,168,550
CA Sch Fin Auth–KIPP LA	5.00%	7/1/2034	BBB	600	662,148
MSR Energy Auth–Citi	6.125%	11/1/2029	BBB+	1,910	2,423,465
Total					13,126,620

Pre-Refunded 0.15%
MSR Energy Auth–Citi	6.50%	11/1/2039	BBB+	520	822,801

Special Tax 3.94%
Brentwood Infra Fin Auth	5.00%	9/2/2036	NR	500	551,845
CA Reassmt Dist 15/2 Irvine	5.00%	9/2/2028	NR	1,000	1,179,650
Inland Valley Redev Agy	5.25%	9/1/2037	A-	1,325	1,484,252
Irvine CFD–Great Park	5.00%	9/1/2044	NR	500	556,145
Irvine USD–Spl Tax	5.00%	3/1/2057	NR	1,000	1,151,630
Lake Elsinore PFA	5.00%	9/1/2035	NR	920	1,036,481
Poway USD PFA (BAM)	5.00%	9/1/2035	AA+	1,770	2,137,823
River Islands PFA–CFD 2003	5.375%	9/1/2031	NR	1,045	1,122,330
River Islands PFA–CFD 2003	5.50%	9/1/2045	NR	500	530,310
River Islands PFA–Lathrop (AGM)	4.00%	9/1/2045	AA	2,000	2,279,320
River Islands PFA–Lathrop (AGM)	4.00%	9/1/2050	AA	1,400	1,587,390
Roseville CFD–Westpark	5.00%	9/1/2031	NR	1,000	1,145,230
Sacramento Conv Cntr	4.00%	6/1/2036	A2	830	887,262
San Clemente Cmnty Facs	5.00%	9/1/2040	NR	975	1,090,908
San Francisco Redev–Mission Bay North	6.75%	8/1/2041	A-	1,000	1,021,870
Temecula Vly USD Fin Auth (BAM)	5.00%	9/1/2035	AA	1,505	1,711,697
Union City Redev Agy–Tax Alloc	6.875%	12/1/2033	A+	1,510	1,626,919
Total					21,101,062

Tax Revenue 3.04%
Anaheim PFA Lease Rev (BAM)	5.00%	9/1/2035	AA	2,000	2,380,960
City of Sacramento–TOT Revs	5.00%	6/1/2048	A1	1,000	1,103,290
Invine Reassessment District No. 19	4.00%	9/2/2039	A	1,000	1,167,870
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	352	277,436
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	587	429,232
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	134	89,852

See Notes to Financial Statements.	139

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Tax Revenue (continued)
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	$501	$103,016
PR Corp Sales Tax	4.329%	7/1/2040	NR	350	357,584
PR Corp Sales Tax	4.329%	7/1/2040	NR	3,971	4,057,052
PR Corp Sales Tax	4.536%	7/1/2053	NR	7	7,199
PR Corp Sales Tax	4.55%	7/1/2040	NR	88	91,192
PR Corp Sales Tax	4.75%	7/1/2053	NR	296	308,583
PR Corp Sales Tax	4.784%	7/1/2058	NR	98	102,444
PR Corp Sales Tax	5.00%	7/1/2058	NR	1,139	1,206,873
Sacramento Tourism Infra Dist–Conv Centr	4.00%	6/1/2039	A2	800	846,816
San Jose Spl Tax–Conv Ctr	6.125%	5/1/2031	A+	1,000	1,016,810
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2029	AA	1,500	1,593,105
Tustin CFD 06–1-Tust Leg/Colum Vil	5.00%	9/1/2037	A-	1,000	1,164,850
Total					16,304,164

Tobacco 6.66%
CA Stwde–Tobacco Settlement	Zero Coupon	6/1/2046	NR	8,675	1,788,091
CA Stwde–Tobacco Settlement	Zero Coupon	6/1/2055	NR	10,000	463,500
Golden St Tobacco	Zero Coupon	6/1/2047	CCC-	2,700	572,805
Golden St Tobacco	3.50%	6/1/2036	BB-	1,550	1,571,514
Golden St Tobacco	5.00%	6/1/2029	BBB	1,000	1,221,140
Golden St Tobacco	5.00%	6/1/2034	BBB-	1,050	1,271,686
Golden St Tobacco	5.00%	6/1/2035	BB+	2,500	3,014,225
Golden St Tobacco	5.00%	6/1/2047	NR	1,250	1,288,812
Golden St Tobacco	5.00%	6/1/2047	NR	4,360	4,495,378
Golden St Tobacco	5.25%	6/1/2047	NR	1,250	1,291,150
Inland Empire Tobacco†	Zero Coupon	6/1/2057	CCC	3,000	164,400
Los Angeles Co Tobacco	Zero Coupon	6/1/2055	NR	3,000	534,300
Los Angeles Co Tobacco	4.00%	6/1/2038	A-	615	714,372
Los Angeles Co Tobacco	4.00%	6/1/2039	A-	500	578,900
Los Angeles Co Tobacco	4.00%	6/1/2040	A-	710	819,361
Los Angeles Co Tobacco	4.00%	6/1/2049	BBB+	1,000	1,115,310
Los Angeles Co Tobacco	5.00%	6/1/2049	BBB-	250	290,073
Merced Co Tobacco	5.00%	6/1/2050	NR	1,000	1,110,140
Nthrn CA Tobacco	Zero Coupon	6/1/2045	CCC-	10,000	1,886,500
Nthrn CA Tobacco	5.50%	6/1/2045	B-	1,115	1,121,512
San Diego Co Tobacco	Zero Coupon	6/1/2054	NR	4,800	820,944
San Diego Co Tobacco	5.00%	6/1/2038	A-	1,000	1,268,190
San Diego Co Tobacco	5.00%	6/1/2039	A-	1,000	1,264,380

140	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Tobacco (continued)
San Diego Co Tobacco	5.00%		6/1/2048	BBB+		$1,500	$1,819,065
San Diego Tobacco Settlement	4.00%		6/1/2032	BBB		1,510	1,590,423
Silicon Valley Tobacco	Zero Coupon		6/1/2041	NR		5,000	1,571,950
Silicon Valley Tobacco	Zero Coupon		6/1/2056	NR		2,250	181,395
Sonoma Co Tobacco	4.00%		6/1/2049	BBB+		1,250	1,388,862
Sthrn CA Tobacco	Zero Coupon		6/1/2046	CCC-		2,500	475,325
Total							35,693,703

Transportation 20.45%
Alameda Corridor Trsp Auth	5.00%		10/1/2036	BBB+		1,500	1,736,130
Alameda Corridor Trsp Auth	5.00%		10/1/2037	BBB+		2,415	2,788,504
Alameda Corridor Trsp Auth (AGM)	4.00%		10/1/2037	AA		2,030	2,213,918
Alameda Corridor Trsp Auth (AGM)	5.00%		10/1/2029	AA		1,425	1,593,178
Alameda Corridor Trsp Auth (NPFGC)(FGIC)	Zero Coupon		10/1/2032	A-		750	554,535
Bay Area Rapid Transit	3.00%		8/1/2050	AAA		3,250	3,458,000
Bay Area Toll Auth	3.00%		4/1/2054	AA-		2,500	2,574,650
Bay Area Toll Auth	4.00%		4/1/2038	AA-		2,000	2,284,240
Bay Area Toll Auth	4.00%		4/1/2042	AA-		1,635	1,849,561
CA Muni Fin–LINXS (AGM) AMT	4.00%		12/31/2047	AA		1,420	1,525,662
CA Muni Fin–LINXS AMT	4.00%		12/31/2047	BBB-	(c)	5,440	5,763,408
CA Muni Fin Auth–LINXS AMT	5.00%		12/31/2031	BBB-	(c)	1,000	1,190,410
CA Muni Fin Auth–LINXS AMT	5.00%		12/31/2035	BBB-	(c)	1,000	1,169,480
CA Muni Fin Auth–LINXS AMT	5.00%		12/31/2043	BBB-	(c)	4,700	5,369,797
CA Muni Fin Auth–LINXS APM Proj AMT	5.00%		12/31/2047	BBB-	(c)	1,005	1,142,263
Foothill / Eastern Corridor Toll Rd	Zero Coupon		1/15/2033	A-		1,500	1,046,340
Foothill / Eastern Corridor Toll Rd	Zero Coupon		1/15/2042	A-		1,150	1,303,974
Foothill / Eastern Corridor Toll Rd	3.50%	#(b)	1/15/2053	A-		5,690	6,019,451
Foothill / Eastern Corridor Toll Rd	3.95%	#(b)	1/15/2053	A-		3,330	3,596,467
Foothill / Eastern Corridor Toll Rd	5.50%	#(b)	1/15/2053	A-		250	269,848
Foothill / Eastern Corridor Toll Rd	5.75%		1/15/2046	A-		1,835	2,034,373
Long Beach Harbor AMT	5.00%		5/15/2028	AA		1,000	1,172,480
Los Angeles Dept Arpts–LAX AMT	4.00%		5/15/2050	Aa2		1,750	1,959,475
Los Angeles Dept Arpts–LAX AMT	5.00%		5/15/2041	Aa2		1,000	1,147,430
Los Angeles Dept Arpts–LAX AMT	5.00%		5/15/2043	Aa3		1,000	1,205,570
Los Angeles Dept Arpts–LAX AMT	5.00%		5/15/2046	Aa3		1,000	1,143,510
Los Angeles Dept Arpts–LAX AMT	5.00%		5/15/2047	Aa3		2,000	2,325,520
Los Angeles Dept Arpts–LAX AMT	5.25%		5/15/2048	Aa3		2,000	2,392,660

See Notes to Financial Statements.	141

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
Los Angeles Harbor AMT	5.00%		8/1/2036	AA	$1,000	$1,131,570
Los Angeles International Airport AMT	5.00%		5/15/2044	Aa3	2,090	2,513,998
Orange Cnty Arpt	5.00%		7/1/2029	AA-	575	714,466
Port Oakland AMT	5.125%		5/1/2031	A+	1,250	1,283,288
Riverside Co Trsp Commn	Zero Coupon		6/1/2028	A	1,000	842,400	(e)
Riverside Co Trsp Commn	5.75%		6/1/2048	A	1,500	1,627,500
Sacramento Co Arpt	5.00%		7/1/2041	A-	1,130	1,311,320
San Diego Arpt AMT	4.00%		7/1/2044	A-	5,555	6,124,776
San Diego Arpt AMT	5.00%		7/1/2027	A1	1,000	1,105,530
San Diego Arpt AMT	5.00%		7/1/2047	A2	2,000	2,316,220
San Francisco Arpt AMT	4.00%		5/1/2049	A1	1,000	1,096,520
San Francisco Arpt AMT	5.00%		5/1/2027	A1	1,430	1,466,822
San Francisco Arpt AMT	5.00%		5/1/2040	A1	1,500	1,674,525
San Francisco Arpt AMT	5.00%		5/1/2045	A1	1,500	1,786,725
San Francisco Arpt AMT	5.00%		5/1/2050	A1	4,000	4,735,400
San Francisco Port AMT	5.00%		3/1/2030	Aa3	1,415	1,604,525
San Joaquin Hills Trsp Corridor	5.00%		1/15/2029	A-	1,185	1,356,529
San Joaquin Hills Trsp Corridor	5.00%		1/15/2050	A-	4,815	5,290,385
San Joaquin Hills Trsp Corridor	5.25%		1/15/2044	BBB+	2,100	2,317,917
San Joaquin Hills Trsp Corridor	5.25%		1/15/2049	BBB+	1,930	2,121,784
San Joaquin Hills Trsp Corridor (NPFGC)(FGIC)	Zero Coupon		1/15/2036	Baa2	1,305	844,909
San Jose Arpt AMT	5.00%		3/1/2047	A	3,475	3,998,022
San Jose Arpt AMT	6.25%		3/1/2034	A	1,500	1,531,725
Total						109,627,690

Utilities 11.69%
Adelanto Util Sys (AGM)	5.00%		7/1/2039	AA	1,335	1,626,697
CA Poll Ctl–Poseidon Res†	5.00%		11/21/2045	Baa3	2,500	2,876,600
Casitas Muni Water Dist (BAM)	5.25%		9/1/2047	AA	1,525	1,841,849
Chula Vista IDR–San Diego G & E Rmkt	5.875%		1/1/2034	A	1,000	1,003,750
El Dorado Irrigation Dist (AGM)	5.25%		3/1/2039	AA	750	879,915
Guam Pwr Auth (AGM)	5.00%		10/1/2034	AA	705	788,486
Guam Waterworks Auth	5.50%		7/1/2043	A-	525	600,101
Guam Waterworks Auth (Guatemala)	5.00%		1/1/2050	A-	600	725,430
Long Beach Nat Gas–ML	1.618% (3 Mo. LIBOR * .67 + 1.43%)	#	11/15/2026	A2	1,000	1,015,010
Long Beach Nat Gas–ML	5.25%		11/15/2020	A2	1,505	1,513,353

142	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Utilities (continued)
Long Beach Nat Gas–ML	5.50%		11/15/2037	A2		$1,825	$2,642,417
Los Angeles DWAP–Pwr Sys	5.25%		7/1/2037	Aa2		1,500	1,869,765
Los Angeles DWAP–Pwr Sys	5.25%		7/1/2049	Aa2		1,000	1,270,840
Los Angeles Wastewater	5.00%		6/1/2044	AA+		1,000	1,176,650
Middle Fork Proj Fin Auth	5.00%		4/1/2036	Baa3		1,950	2,327,773
MSR Energy Auth–Citi	6.50%		11/1/2039	BBB+		2,305	3,647,225
MSR Energy Auth–Citi	7.00%		11/1/2034	BBB+		2,500	3,869,550
Northern CA Gas–Goldman Sachs	4.00%	#(b)	7/1/2049	A3		3,000	3,333,810
Northern CA Gas–Morgan Stanley	0.918% (3 Mo. LIBOR * .67 + .72%)	#	7/1/2027	A3		1,875	1,856,831
PR Aqueduct & Swr Auth	5.25%		7/1/2042	Ca		1,005	1,022,588
PR Elec Pwr Auth(d)	5.25%		7/1/2024	D	(c)	255	181,688
PR Elec Pwr Auth(d)	5.25%		7/1/2033	D	(c)	115	81,938
PR Elec Pwr Auth(d)	7.00%		7/1/2040	D	(c)	450	327,375
San Diego Water	5.00%		8/1/2043	Aa3		1,000	1,244,600
San Francisco City & Co PUC Wastewater	4.00%		10/1/2043	AA		1,250	1,453,438
San Francisco City & Co PUC Wastewater	4.00%		11/1/2050	Aa2		750	883,988
Santa Maria Wtr & Wastewtr	5.00%		2/1/2027	AA-		1,000	1,064,670
Silicon Valley Clean Wtr	4.00%		8/1/2046	AA		1,500	1,700,235
South Placer Wtr Auth	5.00%		11/1/2035	Aa3		500	721,785
Southern CA Pub Pwr Auth–Apex	5.00%		7/1/2038	AA-		1,000	1,150,320
Southern CA Pub Pwr Auth–Goldman Sachs	1.638% (3 Mo. LIBOR * .67 + 1.47%)	#	11/1/2038	A3		770	697,451
Southern CA Pub Pwr Auth–Goldman Sachs	5.00%		11/1/2033	A3		4,885	6,480,929
Stockton PFA–Wastewater (BAM)	5.00%		9/1/2029	AA		1,000	1,143,780
Transbay Pwr Auth	5.00%		10/1/2025	BBB+	(c)	1,130	1,316,913
Transbay Pwr Auth	5.00%		10/1/2027	BBB+	(c)	1,245	1,505,541
Transbay Pwr Auth	5.00%		10/1/2029	BBB+	(c)	1,370	1,701,348
Transbay Pwr Auth	5.00%		10/1/2031	BBB+	(c)	765	944,186
Transbay Pwr Auth	5.00%		10/1/2032	BBB+	(c)	1,090	1,333,266
Transbay Pwr Auth	5.00%		10/1/2034	BBB+	(c)	300	363,372
Transbay Pwr Auth	5.00%		10/1/2035	BBB+	(c)	200	241,146
Transbay Pwr Auth	5.00%		10/1/2038	BBB+	(c)	650	772,519
Valley Co Wtr Dist	4.50%		1/1/2048	AA-		1,245	1,436,344
Total							62,635,472
Total Municipal Bonds (cost $496,304,565)							525,794,108

See Notes to Financial Statements.	143

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2020

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 0.47%

Variable Rate Demand Notes 0.47%

General Obligation
CA State GO (cost $2,545,000)	0.08%	10/1/2020	5/1/2034	AAA	$2,545	$2,545,000
Total Investments in Securities 98.58% (cost $498,849,565)						528,339,108
Cash and Other Assets in Excess of Liabilities(g) 1.42%						7,593,025
Net Assets 100.00%						$535,932,133

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
COP	Certificates of Participation.
FGIC	Insured by–Financial Guaranty Insurance Company.
LIBOR	London Interbank Offered Rate.
NPFGC	Insured by–National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipts.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2020.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2020, the total value of Rule 144A securities was $18,534,428, which represents 3.46% of net assets.
(a)	Unaudited.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	This investment has been rated by Fitch IBCA.
(d)	Defaulted (non-income producing security).
(e)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(g)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on futures contracts as follows:

Open Futures Contracts at September 30, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	December 2020	36	Short	$(6,297,962)	$(6,346,125)	$(48,163)

144	See Notes to Financial Statements.

Schedule of Investments (concluded)

CALIFORNIA TAX FREE FUND September 30, 2020

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Transportation	$–	$108,785,290	$842,400	$109,627,690
Remaining Industries	–	416,166,418	–	416,166,418
Short-Term Investment
Variable Rate Demand Notes	–	2,545,000	–	2,545,000
Total	$–	$527,496,708	$842,400	$528,339,108

Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(48,163)	–	–	(48,163)
Total	$(48,163)	$–	$–	$(48,163)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the fund has a significant amount of Level 3 investments in relation to the Fund’s net assets. The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipals
Balance as of October 1, 2019	$–
Accrued Discounts (Premiums)	25,115
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	10,435
Purchases	–
Sales	–
Transfers into Level 3	806,850
Transfers out of Level 3	–
Balance as of September 30, 2020	$842,400
Change in unrealized appreciation/depreciation for the year ended September 30, 2020,related to Level 3 investments held at September 30, 2020	$10,435

See Notes to Financial Statements.	145

Schedule of Investments

NEW JERSEY TAX FREE FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 97.80%

Corporate-Backed 2.98%
Gloucester Co Poll Ctl–Logan AMT	5.00%	12/1/2024	BBB-	$210	$219,889
NJ EDA–Continental Airlines AMT	5.25%	9/15/2029	Ba3	1,675	1,713,592
NJ EDA–Continental Airlines AMT	5.50%	6/1/2033	Ba3	350	358,421
NJ EDA–Goethals Brdg AMT	5.00%	7/1/2023	A2	70	77,137
NJ EDA–Goethals Brdg AMT	5.00%	1/1/2028	A2	100	110,614
NJ EDA–Goethals Brdg AMT (AGM)	5.00%	1/1/2031	AA	225	252,376
Salem Co Poll Ctl–Chambers AMT	5.00%	12/1/2023	BBB	1,065	1,117,739
Total					3,849,768

Education 7.64%
Gloucester Co Impt Auth–Rowan Univ GTD	5.00%	7/1/2044	Aa1	370	457,768
NJ Ed Facs–Kean Univ (AGM)	5.00%	7/1/2027	AA	325	382,684
NJ Ed Facs–NJ City Univ (AGM)	5.00%	7/1/2030	AA	840	971,309
NJ Ed Facs–Seton Hall Univ	4.00%	7/1/2046	BBB+	545	560,810
NJ Ed Facs–Seton Hall Univ (AGM)	3.25%	7/1/2049	AA	400	411,320
NJ Ed Facs–Stockton Univ	5.00%	7/1/2034	BBB+	325	359,612
NJ Ed Facs–Stockton Univ	5.00%	7/1/2041	Baa1	800	905,616
NJ Ed Facs–William Paterson Univ (BAM)	5.00%	7/1/2027	AA	500	604,360
NJ EDA–Montclair St Univ (AGM)	5.00%	6/1/2042	AA	500	578,825
NJ EDA–Stevens Inst Tech	3.00%	7/1/2050	BBB+	1,000	953,390
NJ EDA–Stevens Inst Tech	4.00%	7/1/2050	BBB+	200	211,864
NJ Higher Ed Assistance Auth AMT	3.25%	12/1/2039	Aa1	650	641,277
NJ Higher Ed Assistance Auth AMT	4.125%	12/1/2024	Aaa	365	383,265
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2021	Aaa	1,000	1,045,300
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2022	Aaa	750	810,090
NJ Inst of Tech	5.00%	7/1/2033	A1	170	218,516
Rutgers State Univ	5.00%	5/1/2028	Aa3	300	386,394
Total					9,882,400

Financial Services 0.18%
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2028	Aaa	200	240,092

General Obligation 9.71%
Atlantic City GO (AGM)	5.00%	3/1/2037	AA	500	595,035
Atlantic City GO (BAM)	5.00%	3/1/2042	AA	750	882,120
Cumberland Co Impt Auth (BAM)	4.00%	10/1/2048	AA	750	857,505
Essex Co GO GTD	4.00%	11/1/2049	Aaa	1,125	1,251,135

146	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation (continued)
Gloucester Co Impt Auth–Rowan Univ GTD	4.00%	7/1/2048	Aa1	$510	$581,589
Hudson Co Impt Auth–Solid Waste GTD	4.00%	1/1/2040	AA	500	581,315
Jersey City GO	5.00%	11/1/2033	AA-	135	166,976
Mercer Cnty GO	4.00%	3/15/2040	AA+	190	224,086
Mercer Cnty GO	4.00%	4/1/2031	AA+	200	246,592
Newark GO (AGM)	4.00%	10/1/2035	AA	250	291,222
Newark GO (AGM)	4.00%	10/1/2037	AA	275	316,000
Newark Hsg Auth–Port Newark	4.00%	1/1/2037	A+	550	606,793
NJ State GO	2.50%	6/1/2038	A-	1,000	970,810
NJ State GO	5.00%	6/1/2027	A-	680	847,035
NJ State GO	5.00%	6/1/2027	A-	185	217,077
PR Comwlth GO(b)	5.375%	7/1/2030	Ca	1,000	678,750
Rutherford BOE	2.50%	12/15/2034	AA-	1,000	1,030,140
Somerset Co GO GTD	4.00%	9/1/2050	AAA	1,000	1,178,120
Union Co Util Auth–Covanta GTD AMT	4.75%	12/1/2031	AA+	1,000	1,032,360
Total					12,554,660

Health Care 12.37%
Camden Co Impt Auth–Cooper Hlth	5.00%	2/15/2030	BBB+	500	553,350
Camden Co Impt Auth–Cooper Hlth	5.00%	2/15/2032	BBB+	500	550,465
Camden Co Impt Auth–Cooper Hlth	5.75%	2/15/2042	BBB+	425	457,559
NJ EDA–Bancroft Neuro	5.00%	6/1/2036	NR	220	238,931
NJ Hlth–AHS Hsp Corp	5.00%	7/1/2030	AA-	105	127,128
NJ Hlth–AHS Hsp Corp	5.00%	7/1/2031	AA-	125	150,681
NJ Hlth–Hackensack Meridian Hlth	5.00%	7/1/2027	AA-	300	380,625
NJ Hlth–Hackensack Meridian Hlth	5.00%	7/1/2029	AA-	620	769,023
NJ Hlth–Hackensack Meridian Hlth	5.00%	7/1/2031	AA-	640	786,080
NJ Hlth–Hackensack Meridian Hlth	5.00%	7/1/2033	AA-	260	316,220
NJ Hlth–Hunterdon Med Ctr	5.00%	7/1/2034	A-	500	560,615
NJ Hlth–Inspira Hlth	4.00%	7/1/2047	A2	770	846,638
NJ Hlth–Inspira Hlth	5.00%	7/1/2034	A2	250	296,493
NJ Hlth–Inspira Hlth	5.00%	7/1/2035	A2	100	120,930
NJ Hlth–Inspira Hlth	5.00%	7/1/2042	A2	545	645,198
NJ Hlth–Princeton Hlth	5.00%	7/1/2039	AA	1,000	1,179,720
NJ Hlth–Robert Wood Hsp	5.25%	7/1/2028	AA-	500	558,575
NJ Hlth–RWJ Barnabas	5.00%	7/1/2033	AA-	1,080	1,289,002
NJ Hlth–RWJ Barnabas	5.00%	7/1/2043	AA-	865	1,005,502
NJ Hlth–St Josephs Hlth	5.00%	7/1/2027	BBB-	100	117,710

See Notes to Financial Statements.	147

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Health Care (continued)
NJ Hlth–St Josephs Hlth	5.00%	7/1/2041	BBB-	$750	$842,182
NJ Hlth–St Peters Univ Hsp	5.75%	7/1/2037	BB+	600	601,878
NJ Hlth–Trinitas Hsp	5.00%	7/1/2030	BBB	245	287,209
NJ Hlth–Univ Hosp (AGM)	5.00%	7/1/2046	AA	1,000	1,107,020
NJ Hlth Fin Auth–Valley Health	4.00%	7/1/2044	A	1,000	1,131,720
NJ Hlth Fin Auth–Valley Health	5.00%	7/1/2028	A	595	755,674
NJ Hlth Fin Auth–Valley Health	5.00%	7/1/2030	A	255	327,708
Total					16,003,836

Housing 0.84%
NJ EDA–Rowan Univ Pptys	5.00%	1/1/2035	BB+	1,000	982,930
NJ Hsg and Mtg Fin Auth	3.15%	5/1/2053	AA-	100	104,608
Total					1,087,538

Lease Obligations 22.27%
Gloucester Co Impt Auth–Rowan Univ (AGM)	5.00%	11/1/2029	AA	250	304,715
Gloucester Co Impt Auth–Rowan Univ (AGM)	5.00%	11/1/2030	AA	290	351,854
NJ Ed Facs–Higher Ed Cap Impt	5.00%	9/1/2024	BBB+	125	141,148
NJ Ed Facs–Higher Ed Cap Impt	5.00%	9/1/2026	BBB+	235	262,361
NJ Ed Facs–Higher Ed Cap Impt	5.00%	9/1/2033	BBB+	1,060	1,153,725
NJ Ed Facs–Higher Ed Cap Impt	5.00%	9/1/2036	BBB+	535	594,481
NJ Ed Facs–Higher Ed Cap Impt	5.50%	9/1/2033	BBB+	410	473,443
NJ EDA–Bldgs	5.00%	6/15/2047	BBB+	540	595,280
NJ EDA–Goethals Brdg AMT	5.375%	1/1/2043	BBB	1,560	1,713,317
NJ EDA–Goethals Brdg AMT	5.625%	1/1/2052	BBB	210	231,718
NJ EDA–Motor Vehicle Surcharge Sub Rev	5.00%	7/1/2033	BBB+	565	631,873
NJ EDA–Sch Facs	4.00%	6/15/2030	BBB+	745	780,172
NJ EDA–Sch Facs	4.00%	6/15/2044	BBB+	525	544,241
NJ EDA–Sch Facs	4.00%	6/15/2049	BBB+	1,390	1,430,310
NJ EDA–Sch Facs	5.00%	6/15/2024	BBB+	190	213,330
NJ EDA–Sch Facs	5.00%	3/1/2026	BBB+	1,410	1,516,342
NJ EDA–Sch Facs	5.00%	6/15/2026	BBB+	145	165,329
NJ EDA–Sch Facs	5.00%	11/1/2027	BBB+	235	279,833
NJ EDA–Sch Facs	5.00%	3/1/2028	BBB+	375	401,265
NJ EDA–Sch Facs	5.00%	6/15/2029	BBB+	500	580,420
NJ EDA–Sch Facs	5.00%	6/15/2030	BBB+	160	175,091
NJ EDA–Sch Facs	5.00%	6/15/2031	BBB+	745	813,033
NJ EDA–Sch Facs	5.00%	6/15/2034	BBB+	390	422,557

148	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Lease Obligations (continued)
NJ EDA–Sch Facs	5.00%	3/1/2035	BBB+	$250	$262,188
NJ EDA–Sch Facs	5.00%	6/15/2035	BBB+	640	715,814
NJ EDA–Sch Facs	5.00%	6/15/2042	BBB+	480	530,184
NJ EDA–Sch Facs	5.00%	6/15/2048	BBB+	500	553,160
NJ EDA–State House Proj	5.00%	6/15/2035	BBB+	750	862,245
NJ EDA–Transit	5.00%	11/1/2033	BBB+	500	585,210
NJ EDA–Transit Proj	5.00%	11/1/2025	BBB+	520	601,817
NJ Hlth–Hsp Asset Trans	5.00%	10/1/2038	BBB+	520	573,316
NJ Trans Trust Fund	Zero Coupon	12/15/2031	BBB+	1,770	1,240,664
NJ Trans Trust Fund	Zero Coupon	12/15/2038	BBB+	1,050	534,734
NJ Trans Trust Fund	3.25%	6/15/2039	BBB+	415	400,969
NJ Trans Trust Fund	4.00%	12/15/2039	BBB+	1,000	1,051,090
NJ Trans Trust Fund	4.00%	6/15/2050	BBB+	1,000	1,029,590
NJ Trans Trust Fund	4.25%	12/15/2038	BBB+	345	370,682
NJ Trans Trust Fund	4.75%	6/15/2038	BBB+	980	1,050,090
NJ Trans Trust Fund	5.00%	6/15/2030	A+	545	627,786
NJ Trans Trust Fund	5.00%	6/15/2031	A+	400	458,444
NJ Trans Trust Fund	5.00%	6/15/2036	BBB+	270	286,737
NJ Trans Trust Fund	5.00%	12/15/2036	BBB+	530	605,069
NJ Trans Trust Fund	5.00%	6/15/2038	BBB+	1,380	1,494,112
NJ Trans Trust Fund	5.25%	6/15/2041	BBB+	205	224,871
NJ Trans Trust Fund	5.25%	6/15/2043	BBB+	720	815,414
PR Infra Fin Auth–Mepsi Campus(b)	6.50%	10/1/2037	NR	500	151,250
Total					28,801,274

Other Revenue 0.66%
Middlesex Co Impt Auth–Heldrich Ctr(b)	6.25%	1/1/2037	NR	1,300	26,000
NJ EDA–Bancroft Neuro	5.00%	6/1/2041	NR	350	376,373
NJ EDA–Sch Facs	5.00%	3/1/2027	BBB+	420	450,395
Total					852,768

Special Tax 0.57%
NJ EDA–Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	675	738,693

Tax Revenue 4.64%
Casino Reinv Dev Auth	5.25%	11/1/2039	BBB+	525	535,453
Casino Reinv Dev Auth (AGM)	5.00%	11/1/2032	AA	500	552,110
Garden St Preservation Trust (AGM)	5.75%	11/1/2028	AA	1,205	1,516,613
NJ EDA–Cigarette Tax	4.25%	6/15/2027	BBB+	550	557,073

See Notes to Financial Statements.	149

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Tax Revenue (continued)
NJ EDA–Cigarette Tax	5.00%	6/15/2025	BBB+	$330	$340,550
NJ EDA–Cigarette Tax	5.00%	6/15/2029	BBB+	120	122,630
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	18	14,187
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	235	171,839
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	598	400,983
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	1,940	398,903
PR Corp Sales Tax	4.329%	7/1/2040	NR	492	502,662
PR Corp Sales Tax	4.329%	7/1/2040	NR	96	98,080
PR Corp Sales Tax	4.536%	7/1/2053	NR	3	3,085
PR Corp Sales Tax	4.55%	7/1/2040	NR	19	19,689
PR Corp Sales Tax	4.75%	7/1/2053	NR	267	278,350
PR Corp Sales Tax	4.784%	7/1/2058	NR	40	41,814
PR Corp Sales Tax	5.00%	7/1/2058	NR	420	445,028
Total					5,999,049

Tobacco 3.78%
NJ EDA–Cigarette Tax	5.00%	6/15/2026	BBB+	1,025	1,055,268
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BB+	2,350	2,657,545
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+	1,000	1,181,500
Total					4,894,313

Transportation 24.40%
Delaware River & Bay Auth	4.00%	1/1/2044	A1	850	958,018
Delaware River & Bay Auth	5.00%	1/1/2042	A1	1,025	1,100,245
Delaware River Port Auth	5.00%	1/1/2022	A	1,115	1,169,836
Delaware River Port Auth	5.00%	1/1/2024	A	360	386,813
Delaware River Port Auth	5.00%	1/1/2028	A+	525	597,697
Delaware River Port Auth	5.00%	1/1/2034	A+	505	568,842
Delaware River Port Auth	5.00%	1/1/2040	A+	515	620,905
Delaware River Toll Brdg Commn	3.00%	7/1/2049	A1	1,000	1,057,270
Delaware River Toll Brdg Commn	4.00%	7/1/2047	A1	1,205	1,341,611
Delaware River Toll Brdg Commn	5.00%	7/1/2030	A1	280	353,772
NJ EDA–Goethals Brdg AMT (AGM)	5.125%	1/1/2039	AA	925	1,027,444
NJ EDA–Port Newark AMT	5.00%	10/1/2047	Ba1	750	812,993
NJ EDA–Transit	4.00%	11/1/2044	BBB+	250	258,830
NJ Tpk Auth	4.00%	1/1/2043	A+	1,010	1,123,170
NJ Tpk Auth	4.00%	1/1/2048	A+	1,000	1,114,360
NJ Tpk Auth	5.00%	1/1/2030	A+	510	620,639

150	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
NJ Tpk Auth	5.00%		1/1/2030	A+	$585	$732,619
NJ Tpk Auth	5.00%		1/1/2033	A+	1,285	1,461,341
NJ Tpk Auth	5.00%		1/1/2033	A+	560	685,485
NJ Tpk Auth	5.00%		1/1/2034	A+	510	586,964
NJ Tpk Auth	5.00%		1/1/2034	A+	615	735,522
NJ Tpk Auth	5.00%		1/1/2035	A+	515	605,310
NJ Tpk Auth	5.00%		1/1/2037	A+	320	387,184
NJ Tpk Auth (AGM)	5.25%		1/1/2028	AA	810	1,054,952
NJ Trans Trust Fund	5.00%		6/15/2028	A+	1,000	1,167,020
Port Auth NY & NJ	4.00%		7/15/2039	Aa3	750	866,460
Port Auth NY & NJ	4.00%		7/15/2040	Aa3	435	500,937
Port Auth NY & NJ	4.00%		9/1/2043	Aa3	850	950,835
Port Auth NY & NJ	5.00%		11/15/2033	Aa3	500	612,925
Port Auth NY & NJ	5.00%		10/15/2035	Aa3	500	600,980
Port Auth NY & NJ	5.00%		7/15/2038	Aa3	420	514,004
Port Auth NY & NJ	5.00%		11/15/2047	Aa3	565	670,858
Port Auth NY & NJ–JFK IAT	6.00%		12/1/2036	Baa1	240	242,100
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%		12/1/2042	AA	205	206,587
Port Auth NY & NJ AMT	4.00%		9/1/2043	Aa3	850	937,830
Port Auth NY & NJ AMT	4.00%		11/1/2059	Aa3	200	218,448
Port Auth NY & NJ AMT	5.00%		9/15/2029	Aa3	320	398,701
Port Auth NY & NJ AMT	5.00%		9/15/2032	Aa3	505	616,100
Port Auth NY & NJ AMT	5.00%		11/15/2032	Aa3	500	593,175
Port Auth NY & NJ AMT	5.00%		9/15/2033	Aa3	525	637,193
Port Auth NY & NJ AMT	5.00%		10/15/2036	Aa3	1,190	1,344,640
South Jersey Port Corp AMT	5.00%		1/1/2048	Baa1	500	538,230
South Jersey Trans Auth	5.00%		11/1/2039	BBB+	530	578,357
Total						31,557,202

Utilities 7.76%
Guam Pwr Auth (AGM)	5.00%		10/1/2034	AA	400	447,368
Guam Waterworks Auth	5.00%		7/1/2036	A-	100	114,740
Guam Waterworks Auth (Guatemala)	5.00%		1/1/2050	A-	300	362,715
NJ EDA–Middlesex Water AMT	4.00%		8/1/2059	A+	500	554,890
NJ EDA–Nat Gas	3.50%		4/1/2042	A1	1,655	1,718,138
NJ EDA–Nat Gas AMT	3.00%		8/1/2041	A1	1,000	1,016,980
NJ EDA–NJ American Wtr Co AMT	2.20%	#(c)	10/1/2039	A+	500	529,275
NJ EDA–UMM Energy AMT	4.75%		6/15/2032	Baa2	1,000	1,051,040

See Notes to Financial Statements.	151

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2020

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Utilities (continued)
NJ Infra Bank-NJ-Am Wtr Co AMT		4.00%	9/1/2036	AAA		$335	$379,900
NJ Infra Bank-NJ-Am Wtr Co AMT		4.00%	9/1/2047	AAA		1,500	1,659,570
NJ Tpk Auth		5.00%	1/1/2031	A+		510	633,364
Passaic Valley Swr (AGM)		3.00%	12/1/2038	AA		1,000	1,076,530
PR Aqueduct & Swr Auth		6.00%	7/1/2044	Ca		285	288,563
PR Elec Pwr Auth(b)		5.00%	7/1/2037	D	(d)	110	78,375
PR Elec Pwr Auth(b)		5.75%	7/1/2036	D	(d)	75	54,000
PR Elec Pwr Auth(b)		7.00%	7/1/2040	D	(d)	100	72,750
Total							10,038,198
Total Municipal Bonds (cost $121,914,090)							126,499,791

	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date

SHORT-TERM INVESTMENT 1.14%

Variable Rate Demand Notes 1.14%

Health Care
NJ Hlth–Virtua Hlth (cost $1,480,000)	0.06%	10/1/2020	7/1/2043	AA+		1,480	1,480,000
Total Investments in Securities 98.94% (cost $123,394,090)							127,979,791
Cash and Other Assets in Excess of Liabilities 1.06%							1,372,267
Net Assets 100.00%							$129,352,058

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
GTD	Guaranteed.
NR	Not Rated.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2020.
(a)	Unaudited.
(b)	Defaulted (non-income producing security).
(c)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(d)	This investment has been rated by Fitch IBCA.
(e)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

152	See Notes to Financial Statements.

Schedule of Investments (concluded)

NEW JERSEY TAX FREE FUND September 30, 2020

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$126,499,791	$–	$126,499,791
Short-Term Investment
Variable Rate Demand Notes	–	1,480,000	–	1,480,000
Total	$–	$127,979,791	$–	$127,979,791

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.

A reconciliation of Level 3 investments is presented when the fund has a significant amount of Level 3 investments in relation to the Fund’s net assets.

See Notes to Financial Statements.	153

Schedule of Investments

NEW YORK TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

MUNICIPAL BONDS 98.88%

Corporate-Backed 7.56%
Brooklyn Arena LDC–Barclays Ctr	Zero Coupon		7/15/2047	Ba1		$250	$79,153
Build NYC Res Corp–Pratt Paper AMT†	4.50%		1/1/2025	NR		230	244,453
Build NYC Res Corp–Pratt Paper AMT†	5.00%		1/1/2035	NR		250	274,075
Liberty Dev Corp–Goldman Sachs	5.25%		10/1/2035	A3		5,545	7,697,569
Liberty Dev Corp–Goldman Sachs	5.50%		10/1/2037	A3		2,865	4,133,450
Niagara Area Dev Corp–Covanta AMT†	4.75%		11/1/2042	B1		1,750	1,776,897
NY Env Facs–Casella Waste	2.75%	#(b)	9/1/2050	B		500	504,370
NY Env Facs–Casella Waste AMT†	2.875%	#(b)	12/1/2044	B		1,500	1,477,920
NY Liberty Dev Corp–3 WTC†	5.00%		11/15/2044	NR		7,655	7,856,097
NY Liberty Dev Corp–3 WTC†	5.15%		11/15/2034	NR		750	783,585
NY Liberty Dev Corp–3 WTC†	7.25%		11/15/2044	NR		1,000	1,039,400
NY Liberty Dev Corp–7 WTC	5.00%		9/15/2040	Aaa		1,015	1,068,338
NY Liberty Dev Corp–BofA Tower	2.80%		9/15/2069	Baa2		2,500	2,418,825
NY Trans Dev Corp–American Airlines AMT	5.00%		8/1/2031	B-		1,000	999,430
NY Trans Dev Corp–American Airlines AMT	5.25%		8/1/2031	B-		1,650	1,705,489
NY Trans Dev Corp–American Airlines AMT	5.375%		8/1/2036	B-		1,000	1,038,930
NYC IDA–TRIPS AMT	5.00%		7/1/2028	BBB+		1,825	1,913,622
NYC IDA–Yankee Stadium (NPFGC)(FGIC)	4.50%		3/1/2039	Baa1		1,605	1,609,655
Westchester Co–Miriam Osborn Memorial	5.00%		7/1/2034	A-	(c)	200	223,594
Total							36,844,852

Education 12.88%
Build NYC Res Corp–Manhattan Clg	5.00%		8/1/2033	A-		1,125	1,315,867
Build NYC Res Corp–NY Law	5.00%		7/1/2041	BBB-		1,000	1,050,350
Build NYC Res Corp–Packer Collegiate	5.00%		6/1/2040	A2		1,000	1,107,370
Dutchess Co LDC–Anderson Ctr	6.00%		10/1/2030	BB+		725	726,138
Dutchess Co LDC–Culinary Institute	5.00%		7/1/2033	Baa2		390	424,745
Dutchess Co LDC–Culinary Institute	5.00%		7/1/2041	Baa2		200	214,222
Dutchess Co LDC–Culinary Institute	5.00%		7/1/2046	Baa2		275	292,339
Dutchess Co LDC–Vassar College	5.00%		7/1/2034	Aa3		250	304,515
Hempstead Town LDC–Adelphi Univ	4.00%		2/1/2039	A-		2,110	2,304,014
Hempstead Town LDC–Hofstra Univ	5.00%		7/1/2042	A		545	634,009
Hempstead Town LDC–Molloy Clg	5.00%		7/1/2034	BBB		825	938,033
Hempstead Town LDC–Molloy Clg	5.00%		7/1/2037	BBB		630	710,968
Hempstead Town LDC–Molloy Clg	5.00%		7/1/2039	BBB		555	623,276
Monroe Co IDA–Univ of Rochester	5.00%		7/1/2031	AA-		350	432,932

154	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Education (continued)
New Rochelle LDC–Iona Clg	5.00%	7/1/2028	BBB		$205	$228,567
New Rochelle LDC–Iona Clg	5.00%	7/1/2029	BBB		250	277,555
New Rochelle LDC–Iona Clg	5.00%	7/1/2030	BBB		220	242,827
New Rochelle LDC–Iona Clg	5.00%	7/1/2031	BBB		200	219,724
NY Dorm–Barnard Clg	4.00%	7/1/2045	A2		1,010	1,126,342
NY Dorm–Barnard Clg	5.00%	7/1/2028	A2		590	689,545
NY Dorm–Fordham Univ	4.00%	7/1/2050	A		3,500	3,913,735
NY Dorm–Fordham Univ	5.00%	7/1/2035	A		550	648,868
NY Dorm–Long Island Univ	5.00%	9/1/2026	BBB+		1,000	1,055,280
NY Dorm–Mt Sinai Sch Med	5.00%	7/1/2040	A-		2,000	2,264,320
NY Dorm–NYU	4.00%	7/1/2045	Aa2		1,000	1,147,310
NY Dorm–NYU	5.00%	7/1/2028	Aa2		1,000	1,269,970
NY Dorm–NYU	5.00%	7/1/2029	Aa2		1,000	1,255,810
NY Dorm–NYU	5.00%	7/1/2042	Aa2		1,500	1,864,020
NY Dorm–Pace Univ	4.00%	5/1/2022	NR		25	26,531
NY Dorm–Pace Univ	5.00%	5/1/2023	NR		20	22,503
NY Dorm–Pace Univ	5.00%	5/1/2023	BBB-		905	981,373
NY Dorm–PIT	5.00%	2/15/2039	AA+		1,000	1,204,530
NY Dorm–PIT	5.00%	2/15/2041	NR		5	6,557
NY Dorm–PIT	5.00%	2/15/2041	AA+		2,995	3,635,361
NY Dorm–Pratt Institute	5.00%	7/1/2034	A2		1,035	1,147,329
NY Dorm–Pratt Institute	5.00%	7/1/2039	A2		1,010	1,160,480
NY Dorm–St Johns Univ	5.00%	7/1/2027	A-		250	287,993
NY Dorm–SUNY	3.00%	7/1/2042	Aa3		2,790	2,922,162
NY Dorm–SUNY Empire Commons	5.00%	5/1/2030	A		350	390,285
NY Dorm–SUNY Empire Commons	5.00%	5/1/2032	A		250	276,188
NY Dorm–The New School	5.00%	7/1/2028	A-		780	921,219
NY Dorm–Touro Clg	5.00%	1/1/2047	BBB-	(c)	1,500	1,593,795
NY Dorm–Touro Clg	5.25%	1/1/2034	BBB-	(c)	1,225	1,303,927
NYC IDA–Yankee Stadium (AGM)(d)	3.00%	3/1/2049	AA		3,400	3,427,064
NYC IDA–Yankee Stadium (AGM)(d)	4.00%	3/1/2045	AA		1,200	1,363,152
Onondaga CDC–Upstate Prop Dev	5.50%	12/1/2031	NR		1,000	1,061,340
Rochester Institute of Technology	4.00%	7/1/2044	A1		4,510	5,169,407
Rochester Institute of Technology	5.00%	7/1/2049	A1		1,530	1,886,383
St Lawrence IDA–Clarkson Univ	6.00%	9/1/2034	Baa1		1,625	1,678,495
Troy Cap Res Corp–RPI	5.00%	8/1/2032	A3		1,405	1,596,754
Univ of Rochester	4.00%	7/1/2043	AA-		1,000	1,119,310

See Notes to Financial Statements.	155

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Education (continued)
Westchester Co–Miriam Osborn Memorial	5.00%	7/1/2042	A-	(c)	$450	$497,583
Westchester Co–Sarah Lawrence College	4.00%	6/1/2033	BBB-		1,700	1,745,067
Total						62,707,439

General Obligation 7.05%
City of Syracuse	4.00%	5/15/2034	A1		725	820,011
Erie CO GO	5.00%	9/15/2028	AA-		275	335,244
Jefferson Co–Samaritan Med Ctr	5.00%	11/1/2037	BBB-		2,000	2,284,380
NY Dorm–Sch Dist (AGM)	5.00%	10/1/2027	AA		1,000	1,172,880
NYC GO	4.00%	8/1/2034	Aa1		3,000	3,558,660
NYC GO	4.00%	3/1/2050	Aa1		1,500	1,692,510
NYC GO	5.00%	8/1/2026	Aa1		1,000	1,244,070
NYC GO	5.00%	8/1/2026	Aa1		1,750	2,111,847
NYC GO	5.00%	8/1/2027	Aa1		1,410	1,525,211
NYC GO	5.00%	8/1/2027	Aa1		1,700	2,008,941
NYC GO	5.00%	8/1/2029	Aa1		3,000	3,661,230
NYC GO	5.00%	10/1/2034	Aa1		1,500	1,629,855
NYC GO	5.00%	10/1/2039	Aa1		1,000	1,207,040
NYC GO	5.00%	8/1/2043	Aa1		1,250	1,517,588
NYC GO	5.00%	12/1/2044	Aa1		2,535	3,041,848
NYC GO	5.00%	4/1/2045	Aa1		1,380	1,634,458
PR Comwlth GO(e)	5.00%	7/1/2027	Ca		65	46,394
PR Comwlth GO(e)	5.125%	7/1/2028	Ca		155	110,244
PR Comwlth GO(e)	5.375%	7/1/2030	Ca		4,185	2,840,569
PR Comwlth GO(e)	5.50%	7/1/2027	Ca		60	39,900
PR Comwlth GO(e)	6.125%	7/1/2033	Ca		170	116,450
Suffolk Co GO (AGM)	5.00%	2/1/2025	AA		1,460	1,726,012
Total						34,325,342

Health Care 11.39%
Broome Co–United Health Services (AGM)	3.00%	4/1/2036	AA		1,000	1,060,620
Broome Co–United Health Services (AGM)	3.00%	4/1/2037	AA		1,500	1,584,165
Buffalo & Erie IDC–Catholic Hlth	5.00%	7/1/2025	BBB		300	351,399
Buffalo & Erie IDC–Orchard Park	5.00%	11/15/2037	BBB-	(c)	1,000	1,060,080
Dutchess Co Dev Corp–Nuvance Hlt	4.00%	7/1/2044	A-		1,250	1,362,925
Dutchess Co Dev Corp–Nuvance Hlt	4.00%	7/1/2049	A-		2,000	2,164,960
Dutchess Co LDC–Health Quest	5.00%	7/1/2034	A-		500	588,115
Dutchess Co LDC–Health Quest	5.00%	7/1/2035	A-		1,550	1,787,321
Genesee Co IDA–United Mem Med Ctr	5.00%	12/1/2032	NR		1,100	1,103,245

156	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
Monroe Co IDA–Rochester General Hospital	5.00%	12/1/2034	A-		$250	$291,885
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2027	A-		625	711,581
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2028	A-		2,045	2,314,306
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2033	A-		600	667,980
NY Dorm–Catholic Hlth	4.00%	7/1/2045	BBB		2,875	3,116,816
NY Dorm–Catholic Hlth	5.00%	7/1/2032	BBB		500	528,285
NY Dorm–Maimondes Med Ctr	3.00%	2/1/2050	AA+		1,000	1,034,180
NY Dorm–Montefiore	4.00%	8/1/2036	BBB		375	411,536
NY Dorm–Montefiore	4.00%	8/1/2037	BBB		1,670	1,826,846
NY Dorm–Montefiore	4.00%	8/1/2038	BBB		445	483,737
NY Dorm–Montefiore	4.00%	9/1/2050	BBB		4,000	4,298,880
NY Dorm–Montefiore	5.00%	8/1/2033	BBB		1,035	1,230,812
NY Dorm–Montefiore	5.00%	8/1/2034	BBB		335	397,283
NY Dorm–Montefiore	5.00%	8/1/2035	BBB		525	620,351
NY Dorm–North Shore LI Jewish	5.00%	5/1/2028	A-		1,000	1,168,890
NY Dorm–NYU Hsps Ctr	5.00%	7/1/2032	A		810	955,314
NY Dorm–NYU Hsps Ctr	5.00%	7/1/2033	A		760	892,871
NY Dorm–NYU Langone	4.00%	7/1/2053	A		4,500	5,015,520
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2026	BBB-		1,000	1,150,870
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2029	BBB-		1,900	2,251,595
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa2		1,000	1,003,420
NYC IDA–Yankee Stadium(d)	3.00%	3/1/2049	A2		2,000	1,969,820
Oneida Co–Mohawk Valley Hlth (AGM)	4.00%	12/1/2049	AA		4,645	5,240,257
Southhold LDC–Peconic Landing	5.00%	12/1/2045	BBB-	(c)	1,000	1,043,410
Tompkins Co Dev Corp–Kendal Ithaca	5.00%	7/1/2044	BBB+		920	955,558
Westchester CO Hlth Care	5.00%	11/1/2033	Baa2		1,000	1,096,250
Westchester CO Hlth Care	5.00%	11/1/2034	Baa2		985	1,077,964
Westchester CO Hlth Care	5.00%	11/1/2046	Baa2		2,240	2,357,174
Westchester CO Hlth Care	6.00%	11/1/2030	Baa2		110	110,449
Westchester CO Hlth Care	6.125%	11/1/2037	Baa2		40	40,167
Westchester CO Hlth Care	6.125%	11/1/2037	Baa2		145	145,695
Total						55,472,532

Housing 1.05%
NY State Hsg	3.15%	11/1/2054	Aa2		1,000	1,025,040
NYC HDC	3.35%	11/1/2065	AA+		1,915	1,991,734
NYC Hsg–8 Spruce St	4.50%	2/15/2048	NR		1,000	1,046,330
Westchester Co–SUNY Purchase Hsg	5.00%	6/1/2047	BBB		1,000	1,056,570
Total						5,119,674

See Notes to Financial Statements.	157

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Lease Obligations 4.06%
Erie Co IDA–Buffalo Sch Dist	5.00%		5/1/2027	AA	$1,750	$2,121,175
Erie Co IDA–Buffalo Sch Dist	5.00%		5/1/2028	AA	1,050	1,270,952
Erie Co IDA–Buffalo Sch Dist	5.25%		5/1/2030	AA	2,575	2,647,950
Erie Co IDA–Buffalo Sch Dist	5.25%		5/1/2032	AA	1,000	1,028,210
Hudson Yards	5.00%		2/15/2031	Aa2	2,000	2,407,640
Hudson Yards	5.00%		2/15/2033	Aa2	1,065	1,267,840
NY Dorm–Court Facs	Zero Coupon		8/1/2021	AA	2,265	2,259,745
NY Dorm–Master BOCES	5.50%		8/15/2026	Aa2	1,560	1,629,389
NY Liberty Dev Corp–4 WTC	5.00%		11/15/2031	A	1,000	1,044,960
NYC TFA–Bldg Aid	5.00%		7/15/2027	AA	1,425	1,476,499
NYC TFA–Bldg Aid	5.00%		7/15/2035	AA	2,005	2,448,145
PR Infra Fin Auth–Mepsi Campus(e)	6.50%		10/1/2037	NR	500	151,250
Total						19,753,755

Other 0.85%
Build NYC Res Corp–Childrens Aid Soc	4.00%		7/1/2044	A+	1,340	1,510,850
Build NYC Res Corp–Childrens Aid Soc	4.00%		7/1/2049	A+	2,355	2,626,225
Total						4,137,075

Other Revenue 1.32%
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2042	Ba1	3,000	3,281,910
NYC Cultural–Lincoln Center	4.00%		12/1/2033	A	1,750	2,037,403
Yonkers EDC–Charter Sch Ed Excellence	6.25%		10/15/2040	BB	1,100	1,102,827
Total						6,422,140

Special Tax 1.68%
NYC IDA–Queens Stadium (AMBAC)	5.00%		1/1/2031	Baa3	2,075	2,075,270
NYC IDA–Yankee Stadium(d)	4.00%		3/1/2045	A2	1,800	2,011,140
NYC IDA–Yankee Stadium (AGC)	Zero Coupon		3/1/2043	AA	420	208,652
NYC IDA–Yankee Stadium (AGC)	Zero Coupon		3/1/2044	AA	640	306,099
NYC IDA–Yankee Stadium (AGC)	Zero Coupon		3/1/2047	AA	295	125,584
NYC IDA–Yankee Stadium (NPFGC)(FGIC)	1.866% (CPI Based	)#	3/1/2026	Baa1	3,450	3,449,517
Total						8,176,262

Tax Revenue 14.18%
Hudson Yards	5.75%		2/15/2047	Aa2	1,030	1,049,580
MTA NY	4.00%		11/15/2035	AA	330	364,419
MTA NY	5.25%		11/15/2032	AA	650	774,488
MTA NY–Dedicated Tax	5.00%		11/15/2034	AA	1,035	1,236,245

158	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Tax Revenue (continued)
MTA NY–Dedicated Tax	5.25%	11/15/2031	AA	$1,215	$1,453,966
NY Dorm–PIT	4.00%	3/15/2049	Aa1	1,675	1,911,376
NY Dorm–PIT	5.00%	3/15/2027	AA+	1,250	1,489,600
NY Dorm–PIT	5.00%	3/15/2032	Aa1	3,000	3,833,130
NY Dorm–PIT	5.00%	2/15/2042	AA+	2,055	2,488,009
NY Dorm–PIT	5.00%	3/15/2045	Aa1	2,000	2,415,160
NY Dorm–Sales Tax	5.00%	3/15/2026	AA+	1,000	1,202,410
NY Dorm–Sales Tax	5.00%	3/15/2043	AA+	2,025	2,419,895
NY St Dorm Auth–PIT	4.00%	3/15/2048	Aa1	1,900	2,121,597
NY UDC–PIT	4.00%	3/15/2045	Aa1	1,000	1,147,900
NY UDC–PIT	4.00%	3/15/2047	AA+	1,650	1,829,273
NY UDC–PIT	5.00%	3/15/2033	AA+	2,010	2,224,869
NY UDC–PIT	5.00%	3/15/2036	AA+	1,500	1,715,055
NY UDC–PIT	5.00%	3/15/2040	AA+	1,000	1,222,780
NY UDC Sales Tax	4.00%	3/15/2044	Aa1	1,250	1,430,138
NYC TFA–Future Tax	4.00%	11/1/2038	AAA	3,000	3,510,480
NYC TFA–Future Tax	4.00%	8/1/2039	AAA	1,000	1,135,200
NYC TFA–Future Tax	4.00%	11/1/2042	AAA	1,675	1,897,340
NYC TFA–Future Tax	4.00%	5/1/2043	AAA	2,000	2,241,180
NYC TFA–Future Tax	5.00%	11/1/2030	AAA	2,075	2,605,909
NYC TFA–Future Tax	5.00%	11/1/2032	AAA	1,535	1,906,455
NYC TFA–Future Tax	5.00%	5/1/2035	AAA	1,230	1,514,118
NYC TFA–Future Tax	5.00%	8/1/2040	AAA	2,530	3,090,724
NYC TFA–Future Tax	5.00%	8/1/2041	AAA	2,975	3,624,502
NYC TFA–Future Tax	5.00%	8/1/2042	AAA	2,700	3,288,870
NYC TFA–Future Tax	5.00%	2/1/2043	AAA	2,510	3,009,490
NYC TFA–Future Tax	5.00%	5/1/2043	AAA	1,400	1,688,400
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	163	128,472
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	708	517,711
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	710	476,083
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	5,041	1,036,530
PR Corp Sales Tax	4.329%	7/1/2040	NR	489	499,597
PR Corp Sales Tax	4.329%	7/1/2040	NR	858	876,593
PR Corp Sales Tax	4.536%	7/1/2053	NR	64	65,820
PR Corp Sales Tax	4.55%	7/1/2040	NR	153	158,549
PR Corp Sales Tax	4.75%	7/1/2053	NR	1,199	1,249,969
PR Corp Sales Tax	4.784%	7/1/2058	NR	180	188,163
PR Corp Sales Tax	5.00%	7/1/2058	NR	1,922	2,036,532
Total					69,076,577

See Notes to Financial Statements.	159

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Tobacco 3.63%
Erie Co Tobacco	Zero Coupon		6/1/2055	NR	$8,000	$573,360
Erie Co Tobacco	Zero Coupon		6/1/2060	NR	20,000	908,000
Monroe Co Tobacco	Zero Coupon		6/1/2061	NR	10,000	433,500
Nassau Co Tobacco	Zero Coupon		6/1/2060	NR	15,000	607,800
Nassau CO Tobacco	5.125%		6/1/2046	B-	2,085	2,085,313
Rockland Tobacco†	Zero Coupon		8/15/2060	NR	10,575	535,307
Suffolk Tobacco Asset Sec Corp	5.00%		6/1/2032	BBB	1,335	1,379,722
Suffolk Tobacco Asset Sec Corp	5.25%		6/1/2037	BBB	1,175	1,217,359
Suffolk Tobacco Asset Sec Corp	6.00%		6/1/2048	NR	1,350	1,351,553
Suffolk Tobacco Asset Sec Corp	6.625%		6/1/2044	NR	1,000	1,033,350
TSASC	5.00%		6/1/2034	A-	1,000	1,180,800
TSASC	5.00%		6/1/2035	A-	300	353,040
TSASC	5.00%		6/1/2036	A-	100	117,268
TSASC	5.00%		6/1/2041	BBB+	510	574,127
TSASC	5.00%		6/1/2048	NR	3,300	3,407,316
Westchester Tobacco Asset Securitization Corp	5.125%		6/1/2051	B	1,750	1,932,962
Total						17,690,777

Transportation 24.68%
Buffalo & Erie PBA–Peace Bridge	5.00%		1/1/2034	A+	600	732,306
MTA NY	4.00%		11/15/2051	A3	3,000	2,911,440
MTA NY	4.75%		11/15/2045	A3	3,000	3,129,720
MTA NY	5.00%		11/15/2023	A3	2,860	2,959,814
MTA NY	5.00%		11/15/2028	A3	735	790,566
MTA NY	5.00%		11/15/2029	A3	1,600	1,673,008
MTA NY	5.00%		11/15/2029	A3	1,655	1,762,211
MTA NY	5.00%		11/15/2030	A3	205	217,392
MTA NY	5.00%		11/15/2030	A3	1,625	1,706,185
MTA NY	5.00%		11/15/2033	A3	1,370	1,449,926
MTA NY	5.00%		11/15/2041	A3	1,000	1,042,680
MTA NY	5.00%	#(b)	11/15/2045	A3	900	988,038
MTA NY	5.00%		11/15/2050	A3	1,750	1,859,777
MTA NY	5.25%		11/15/2028	A3	3,740	3,975,209
MTA NY	5.25%		11/15/2035	A3	1,170	1,216,379
MTA NY (AGM)	4.00%		11/15/2049	AA	2,615	2,812,119
MTA NY–Dedicated Tax	5.00%		11/15/2033	AA	1,520	1,818,695
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%		4/1/2027	A3	1,000	1,127,360

160	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2036	A3	$850	$1,033,813
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2038	A3	725	875,815
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2039	A3	350	421,561
NY Bridge Auth	4.00%	1/1/2027	Aa3	1,000	1,042,230
NY Trans Dev Corp–Delta AMT	4.00%	1/1/2036	Baa3	3,495	3,476,511
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2036	Baa3	2,295	2,437,336
NY Trans Dev Corp–Delta AMT	5.00%	10/1/2040	Baa3	2,250	2,401,402
NY Trans Dev Corp–LaGuardia Airport AMT	4.00%	7/1/2031	Baa3	2,000	2,082,000
NY Trans Dev Corp–LaGuardia Airport AMT	4.00%	7/1/2046	Baa3	2,050	2,082,841
NY Trans Dev Corp–LaGuardia Airport AMT	5.25%	1/1/2050	Baa3	12,280	13,201,123
NY Trans Dev Corp–TOGA AMT	5.00%	1/1/2023	Baa3	1,500	1,594,350
NY Twy Auth	4.00%	1/1/2041	A2	1,000	1,144,080
NY Twy Auth	5.00%	1/1/2032	A1	150	186,257
NY Twy Auth	5.00%	1/1/2036	A1	1,760	1,962,734
NY Twy Auth (AGM)	3.00%	1/1/2046	AA	1,000	1,035,490
NY Twy Auth TCRS (BAM)	4.00%	1/1/2050	AA	2,500	2,831,625
Port Auth NY & NJ	5.00%	11/15/2042	Aa3	1,365	1,632,608
Port Auth NY & NJ–JFK IAT	5.00%	12/1/2020	Baa1	60	60,532
Port Auth NY & NJ–JFK IAT	5.50%	12/1/2031	Baa1	295	297,584
Port Auth NY & NJ–JFK IAT	6.00%	12/1/2036	Baa1	1,185	1,195,369
Port Auth NY & NJ–JFK IAT	6.00%	12/1/2042	Baa1	1,190	1,200,377
Port Auth NY & NJ–JFK IAT CR (AGM)	5.50%	12/1/2031	AA	225	226,559
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2036	AA	400	403,096
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2042	AA	1,615	1,627,500
Port Auth NY & NJ AMT	4.00%	9/1/2043	Aa3	3,650	4,027,154
Port Auth NY & NJ AMT	4.00%	11/1/2047	Aa3	4,000	4,390,120
Port Auth NY & NJ AMT	4.00%	11/1/2059	Aa3	800	873,792
Port Auth NY & NJ AMT	5.00%	10/15/2027	Aa3	1,485	1,831,525
Port Auth NY & NJ AMT	5.00%	9/15/2028	Aa3	1,000	1,257,280
Port Auth NY & NJ AMT	5.00%	11/15/2031	Aa3	3,415	4,144,820
Port Auth NY & NJ AMT	5.00%	9/1/2032	Aa3	805	1,012,127
Port Auth NY & NJ AMT	5.00%	11/15/2032	Aa3	2,850	3,381,097
Port Auth NY & NJ AMT	5.00%	9/15/2033	Aa3	2,820	3,422,634
Port Auth NY & NJ AMT	5.00%	10/1/2033	Aa3	3,200	3,378,144
Port Auth NY & NJ AMT	5.00%	10/15/2033	Aa3	1,000	1,185,360
Port Auth NY & NJ AMT	5.00%	9/15/2034	Aa3	1,000	1,210,810
Port Auth NY & NJ AMT	5.00%	4/1/2036	Aa3	1,050	1,233,026
Port Auth NY & NJ AMT	5.00%	10/15/2041	Aa3	1,250	1,295,587

See Notes to Financial Statements.	161

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Transportation (continued)
Port Auth NY & NJ AMT	5.00%	9/15/2048	Aa3		$365	$428,123
Triborough Brdg & Tunl Auth	4.00%	11/15/2044	AA-		2,145	2,439,680
Triborough Brdg & Tunl Auth	4.00%	11/15/2048	AA-		2,015	2,265,061
Triborough Brdg & Tunl Auth	4.00%	11/15/2054	AA-		1,500	1,722,960
Triborough Brdg & Tunl Auth	5.00%	11/15/2038	AA-		1,000	1,203,800
Triborough Brdg & Tunl Auth	5.00%	11/15/2047	AA-		1,135	1,344,510
Triborough Brdg & Tunl Auth	5.00%	11/15/2054	AA-		1,200	1,505,604
Total						120,178,832

Utilities 8.55%
Buffalo Muni Wtr Fin Auth (AGM)	5.00%	7/1/2043	AA		600	719,712
Buffalo Muni Wtr Fin Auth (AGM)	5.00%	7/1/2048	AA		1,750	2,092,737
Guam Pwr Auth	5.00%	10/1/2020	BBB		500	500,000
Guam Pwr Auth	5.00%	10/1/2021	BBB		500	518,120
Guam Waterworks Auth	5.00%	7/1/2036	A-		400	458,960
Guam Waterworks Auth	5.00%	1/1/2050	A-		600	725,430
Long Island Power Auth	5.00%	9/1/2025	A		1,000	1,083,190
Long Island Power Auth	5.00%	9/1/2034	A		2,000	2,303,800
Long Island Power Auth	5.00%	9/1/2039	A		1,000	1,146,510
Long Island Power Auth	5.00%	9/1/2047	A		1,115	1,343,129
Long Island Power Auth (AGC)	5.25%	9/1/2029	AA		2,000	2,690,460
New York St Pwr Auth	4.00%	11/15/2045	Aa1		1,325	1,551,641
NY Elec Sys–LIPA	4.00%	9/1/2038	A		1,500	1,736,430
NY Elec Sys–LIPA	4.00%	9/1/2039	A		1,000	1,153,590
NYC Muni Water	4.00%	6/15/2049	AA+		2,985	3,372,035
NYC Muni Water	5.00%	6/15/2035	AA+		1,550	1,736,620
NYC Muni Water	5.00%	6/15/2035	AA+		1,675	1,938,612
NYC Muni Water	5.00%	6/15/2036	AA+		1,750	2,022,633
NYC Muni Water	5.00%	6/15/2036	AA+		2,250	2,600,527
NYC Muni Water	5.00%	6/15/2040	AA+		1,250	1,557,750
NYC Muni Water	5.00%	6/15/2046	AA+		3,140	3,785,458
NYC Muni Water	5.00%	6/15/2048	AA+		1,675	2,040,033
NYC Muni Water	5.25%	6/15/2037	AA+		1,500	1,863,960
NYC Muni Water	5.25%	6/15/2047	AA+		1,000	1,238,590
PR Aqueduct & Swr Auth	6.00%	7/1/2044	Ca		535	541,688
PR Elec Pwr Auth(e)	5.75%	7/1/2036	D	(c)	1,250	900,000
Total						41,621,615
Total Municipal Bonds (cost $464,196,760)						481,526,872

162	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2020

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

SHORT-TERM INVESTMENTS 0.82%

Variable Rate Demand Notes 0.82%

Special Tax 0.24%
NYC TFA–Future Tax	0.13%	10/1/2020	8/1/2042	AAA	$1,170	$1,170,000

Tax Revenue 0.46%
NYC TFA–Future Tax	0.11%	10/1/2020	2/1/2045	AAA	1,235	1,235,000
NYC TFA–Future Tax	0.12%	10/1/2020	11/1/2044	AAA	1,000	1,000,000
Total						2,235,000

Transportation 0.04%
Triborough Brdg & Tunl Auth	0.14%	10/1/2020	1/1/2032	Aa1	210	210,000

Utilities 0.08%
NYC Muni Water	0.14%	10/1/2020	6/15/2049	AA+	385	385,000
Total Short-Term Investments (cost $4,000,000)						4,000,000
Total Investments in Securities 99.70% (cost $468,196,760)						485,526,872
Cash and Other Assets in Excess of Liabilities(g) 0.30%						1,484,268
Net Assets 100.00%						$487,011,140

AGC	Insured by–Assured Guarantee Corp.
AGM	Insured by–Assured Guaranty Municipal Corporation.
AMBAC	Insured by–AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by–Financial Guaranty Insurance Company.
NPFGC	Insured by–National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipts.
TRIPS	Tax Refund Intercept Programs.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2020, the total value of Rule 144A securities was $17,390,199, which represents 3.57% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2020.
(a)	Unaudited.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	This investment has been rated by Fitch IBCA.
(d)	Securities purchased on a when-issued basis (See Note 2(g)).
(e)	Defaulted (non-income producing security).
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(g)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

See Notes to Financial Statements.	163

Schedule of Investments (concluded)

NEW YORK TAX FREE FUND September 30, 2020

Open Futures Contracts at September 30, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	December 2020	33	Short	$(5,871,533)	$(5,817,281)	$54,252

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$481,526,872	$–	$481,526,872
Short-Term Investments
Variable Rate Demand Notes	–	4,000,000	–	4,000,000
Total	$–	$485,526,872	$–	$485,526,872
Other Financial Instruments
Futures Contracts
Assets	$54,252	$–	$–	$54,252
Liabilities	–	–	–	–
Total	$54,252	$–	$–	$54,252

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.

A reconciliation of Level 3 investments is presented when the fund has a significant amount of Level 3 investments in relation to the Fund’s net assets.

164	See Notes to Financial Statements.

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Statements of Assets and Liabilities

September 30, 2020

	Short Duration	Intermediate

ASSETS:
Investments in securities, at cost	$1,902,819,189	$5,303,663,532
Investments in securities, at fair value	$1,940,448,233	$5,558,260,415
Cash	14,006,525	2,452,735
Deposits with brokers for futures collateral	–	–
Receivables:
Interest	15,814,214	63,072,292
Capital shares sold	10,690,117	21,706,478
Investment securities sold	27,388,933	5,393,604
Variation margin for futures contracts	–	–
From advisor (See Note 3)	40,629	–
Prepaid expenses and other assets	79,925	209,566
Total assets	2,008,468,576	5,651,095,090
LIABILITIES:
Payables:
Investment securities purchased	55,608,264	79,775,524
Capital shares reacquired	2,784,461	4,911,914
Management fee	532,637	1,727,801
12b-1 distribution plan	250,130	963,006
Directors’ fees	272,544	600,805
Fund administration	62,663	181,070
Distributions payable	2,040,379	10,856,903
Accrued expenses	214,614	576,922
Total liabilities	61,765,692	99,593,945
Commitments and contingent liabilities
Net Assets	$1,946,702,884	$5,551,501,145
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,938,454,359	$5,366,726,758
Total distributable earnings (loss)	8,248,525	184,774,387
Net Assets	$1,946,702,884	$5,551,501,145

166	See Notes to Financial Statements.

National	High Yield	Short Duration High Yield	California	New Jersey	New York

$3,597,956,469	$3,159,105,231	$442,536,622	$498,849,565	$123,394,090	$468,196,760
$3,792,524,794	$3,244,763,936	$453,061,222	$528,339,108	$127,979,791	$485,526,872
16,047,405	13,934,313	3,165,797	2,115,986	618,916	2,019,964
1,226,700	–	85,250	169,200	–	155,100

43,044,907	41,429,289	5,478,757	5,770,057	1,401,066	5,244,967
17,198,837	18,902,105	3,087,139	1,911,211	255,996	992,883
17,528,007	14,158,398	505,200	111,254	–	3,435,331
245,334	–	13,827	33,957	–	31,194
–	–	72,684	–	3,795	–
187,732	101,674	47,384	30,349	22,637	27,861
3,888,003,716	3,333,289,715	465,517,260	538,481,122	130,282,201	497,434,172

58,217,869	31,114,671	1,500,000	–	44,104	8,746,634
7,792,936	6,751,457	784,343	998,272	474,436	262,866
1,211,346	1,199,326	150,664	198,352	47,760	179,626
714,482	493,566	55,593	99,201	25,896	109,026
482,614	362,994	29,469	87,255	27,036	89,764
124,388	107,638	15,066	17,631	4,245	15,967
8,839,308	9,686,981	1,107,749	1,052,037	259,336	921,160
448,914	578,198	122,210	96,241	47,330	97,989
77,831,857	50,294,831	3,765,094	2,548,989	930,143	10,423,032

$3,810,171,859	$3,282,994,884	$461,752,166	$535,932,133	$129,352,058	$487,011,140

$3,669,589,383	$3,351,500,256	$471,065,715	$509,751,732	$125,509,259	$475,213,944
140,582,476	(68,505,372)	(9,313,549)	26,180,401	3,842,799	11,797,196
$3,810,171,859	$3,282,994,884	$461,752,166	$535,932,133	$129,352,058	$487,011,140

See Notes to Financial Statements.	167

Statements of Assets and Liabilities (concluded)

September 30, 2020

	Short Duration	Intermediate

Net assets by class:
Class A Shares	$895,460,752	$2,239,628,933
Class C Shares	$39,779,253	$215,474,726
Class F Shares	$587,635,432	$2,140,067,694
Class F3 Shares	$246,193,113	$85,558,631
Class I Shares	$177,634,334	$870,771,161
Outstanding shares by class*:
Class A Shares	56,683,032	201,501,214
Class C Shares	2,518,002	19,410,194
Class F Shares	37,192,150	192,602,347
Class F3 Shares	15,577,432	7,693,554
Class I Shares	11,240,781	78,331,400
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.80	$11.11
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$16.16	$11.37
Class C Shares-Net asset value	$15.80	$11.10
Class F Shares-Net asset value	$15.80	$11.11
Class F3 Shares-Net asset value	$15.80	$11.12
Class I Shares-Net asset value	$15.80	$11.12

*	Lord Abbett Municipal Income Fund, Inc. has 10,857,501,500 authorized shares of capital stock (par value $.001), which are designated as follows: 1,950,001,500 to Short Duration, 2,445,000,000 to Intermediate, 1,175,000,000 to National, 1,987,500,000 to High Yield, 1,950,000,000 to Short Duration High Yield and 450,000,000 to each of California, New Jersey and New York (As of September 30, 2020).

168	See Notes to Financial Statements.

National	High Yield	Short Duration High Yield	California	New Jersey	New York

$2,504,022,895	$1,822,069,089	$176,351,256	$342,426,131	$101,085,106	$357,909,164
$138,705,303	$242,391,879	$12,757,592	$37,077,828	–	$34,748,683
$871,093,580	$861,795,442	$171,092,131	$112,377,852	$23,903,004	$63,387,568
$140,730,083	$55,502,826	$8,538,432	$13,170,087	$617,924	$1,365,763
$155,619,998	$301,235,648	$93,012,755	$30,880,235	$3,746,024	$29,599,962

214,106,530	150,085,732	11,601,539	30,026,997	19,525,356	30,735,187
11,848,169	19,959,714	839,161	3,250,132	–	2,987,892
74,540,290	70,931,400	11,256,096	9,854,259	4,617,049	5,438,608
12,038,841	4,580,231	561,624	1,155,226	119,225	117,214
13,313,479	24,855,910	6,118,053	2,709,841	722,900	2,540,082

$11.70	$12.14	$15.20	$11.40	$5.18	$11.64

$11.97	$12.42	$15.55	$11.66	$5.30	$11.91
$11.71	$12.14	$15.20	$11.41	–	$11.63
$11.69	$12.15	$15.20	$11.40	$5.18	$11.66
$11.69	$12.12	$15.20	$11.40	$5.18	$11.65
$11.69	$12.12	$15.20	$11.40	$5.18	$11.65

See Notes to Financial Statements.	169

Statements of Operations

For the Year Ended September 30, 2020

	Short Duration	Intermediate

Investment income:
Interest and other	$35,489,517	$159,927,383
Expenses:
Management fee	5,553,828	19,439,277
12b-1 distribution plan-Class A	1,465,762	3,866,147
12b-1 distribution plan-Class C	564,369	2,739,696
12b-1 distribution plan-Class F	495,203	1,999,300
Interest expense and fees (See Note 2(h))	–	–
Shareholder servicing	648,338	2,833,315
Fund administration	653,392	2,024,478
Registration	239,987	468,175
Directors’ fees	78,829	243,374
Reports to shareholders	65,299	216,371
Professional	46,717	92,948
Custody	17,710	45,346
Other	146,406	176,865
Gross expenses	9,975,840	34,145,292
Expense reductions (See Note 9)	(19,269)	(69,014)
Fees waived and expenses reimbursed (See Note 3)	(141,414)	(34,269)
Net expenses	9,815,157	34,042,009
Net investment income	25,674,360	125,885,374
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(10,433,218)	(32,143,863)
Net realized gain (loss) on futures contracts	–	421,105
Net change in unrealized appreciation/depreciation on investments	12,226,301	(4,878,639)
Net change in unrealized appreciation/depreciation on futures contracts	–	–
Net realized and unrealized gain (loss)	1,793,083	(36,601,397)
Net Increase (Decrease) in Net Assets Resulting From Operations	$27,467,443	$89,283,977

170	See Notes to Financial Statements.

National	High Yield	Short Duration High Yield	California	New Jersey	New York

$121,495,200	$146,458,367	$16,107,321	$16,333,651	$4,160,405	$14,950,660

13,270,876	14,636,607	1,869,063	2,223,625	566,425	2,158,077
4,488,787	3,560,310	376,508	633,573	200,093	722,552
1,411,130	2,636,334	112,872	377,556	–	362,641
717,247	863,259	173,942	91,311	21,774	57,587
34,460	–	–	–	–	–
1,388,062	1,826,226	349,390	176,157	55,712	188,588
1,345,243	1,313,661	186,906	197,656	50,349	191,829
470,480	314,020	132,656	89,637	63,578	84,447
161,075	153,490	21,903	23,550	6,064	23,044
154,557	158,588	20,552	20,633	7,596	17,980
141,981	146,067	51,466	42,454	36,234	49,235
31,173	37,070	9,411	8,696	5,280	8,168
156,519	205,545	89,584	91,471	25,207	93,042
23,771,590	25,851,177	3,394,253	3,976,319	1,038,312	3,957,190
(44,675)	(48,122)	(6,748)	(6,721)	(1,778)	(6,746)
(24,280)	(29,720)	(779,280)	(6,746)	(34,448)	(6,146)
23,702,635	25,773,335	2,608,225	3,962,852	1,002,086	3,944,298
97,792,565	120,685,032	13,499,096	12,370,799	3,158,319	11,006,362

(27,734,407)	(45,403,222)	(17,106,003)	(899,419)	136,950	(1,828,771)
(8,542,966)	(7,827,269)	(1,211,178)	(1,559,163)	(200,918)	(975,443)

(578,337)	(108,852,695)	(2,688,323)	(192,826)	(1,110,941)	(4,883,498)

(994,571)	(1,161,185)	(104,870)	(169,984)	(16,886)	(8,093)
(37,850,281)	(163,244,371)	(21,110,374)	(2,821,392)	(1,191,795)	(7,695,805)

$59,942,284	$(42,559,339)	$(7,611,278)	$9,549,407	$1,966,524	$3,310,557

See Notes to Financial Statements.	171

Statements of Changes in Net Assets

	Short Duration
INCREASE IN NET ASSETS	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
Operations:
Net investment income	$25,674,360	$25,307,839
Net realized gain (loss) on investments and futures contracts	(10,433,218)	885,389
Net change in unrealized appreciation/depreciation on investments and futures contracts	12,226,301	29,809,083
Net increase in net assets resulting from operations	27,467,443	56,002,311
Distributions to shareholders:(1)
Class A	(11,126,333)	(11,102,652)
Class C	(658,405)	(1,223,586)
Class F	(8,022,882)	(10,200,546)
Class F3	(3,520,116)	(627,080)
Class I	(2,265,053)	(2,062,813)
Total distributions to shareholders	(25,592,789)	(25,216,677)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	1,382,832,511	633,289,014
Net proceeds from reorganizations (See Note 16)	–	–
Reinvestment of distributions	15,522,383	14,833,442
Cost of shares reacquired	(906,050,255)	(580,503,220)
Net increase in net assets resulting from capital share transactions	492,304,639	67,619,236
Net increase in net assets	494,179,293	98,404,870
NET ASSETS:
Beginning of year	$1,452,523,591	$1,354,118,721
End of year	$1,946,702,884	$1,452,523,591

(1)	Refer to Note 4 in the Notes to Financial Statements for the tax character of distributions.

172	See Notes to Financial Statements.

Intermediate		National
For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019

$125,885,374	$115,499,466	$97,792,565	$75,193,466
(31,722,758)	(12,389,822)	(36,277,373)	(6,763,660)

(4,878,639)	230,220,416	(1,572,908)	148,183,207
89,283,977	333,330,060	59,942,284	216,613,013

(47,230,637)	(41,310,609)	(64,893,848)	(53,305,962)
(6,175,185)	(8,588,040)	(3,757,405)	(3,716,398)
(50,854,612)	(47,407,280)	(21,359,510)	(13,855,561)
(1,748,734)	(876,817)	(3,183,767)	(1,134,009)
(19,201,307)	(16,460,316)	(4,034,230)	(2,498,383)
(125,210,475)	(114,643,062)	(97,228,760)	(74,510,313)

2,245,407,060	1,483,143,895	1,631,383,252	1,014,397,694
–	–	–	201,497,691
94,560,008	82,576,652	83,702,094	63,602,976
(1,416,186,769)	(1,283,567,951)	(809,827,146)	(463,562,176)

923,780,299	282,152,596	905,258,200	815,936,185
887,853,801	500,839,594	867,971,724	958,038,885

$4,663,647,344	$4,162,807,750	$2,942,200,135	$1,984,161,250
$5,551,501,145	$4,663,647,344	$3,810,171,859	$2,942,200,135

See Notes to Financial Statements.	173

Statements of Changes in Net Assets (continued)

	High Yield
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
Operations:
Net investment income	$120,685,032	$102,147,295
Net realized gain (loss) on investments and futures contracts	(53,230,491)	(25,889,283)
Net change in unrealized appreciation/depreciation on investments and futures contracts	(110,013,880)	171,861,290
Net increase (decrease) in net assets resulting from operations	(42,559,339)	248,119,302
Distributions to shareholders:(1)
Class A	(64,499,166)	(54,378,652)
Class C	(9,293,352)	(10,825,891)
Class F	(32,026,044)	(26,687,299)
Class F3	(1,717,200)	(765,103)
Class I	(10,829,005)	(7,092,945)
Total distributions to shareholders	(118,364,767)	(99,749,890)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	1,506,952,430	1,450,425,923
Reinvestment of distributions	102,288,882	83,997,743
Cost of shares reacquired	(1,450,999,828)	(563,600,452)
Net increase in net assets resulting from capital share transactions	158,241,484	970,823,214
Net increase (decrease) in net assets	(2,682,622)	1,119,192,626
NET ASSETS:
Beginning of year	$3,285,677,506	$2,166,484,880
End of year	$3,282,994,884	$3,285,677,506

(1)	Refer to Note 4 in the Notes to Financial Statements for the tax character of distributions.

174	See Notes to Financial Statements.

Short Duration High Yield		California
For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019

$13,499,096	$10,271,756	$12,370,799	$10,116,796
(18,317,181)	(512,118)	(2,458,582)	(1,384,906)

(2,793,193)	12,413,939	(362,810)	21,857,620
(7,611,278)	22,173,577	9,549,407	30,589,510

(5,117,680)	(4,125,381)	(7,959,217)	(6,597,653)
(269,409)	(233,121)	(819,650)	(812,708)
(4,891,957)	(3,836,530)	(2,370,538)	(1,694,056)
(224,130)	(165,778)	(320,541)	(185,869)
(2,468,120)	(1,494,292)	(815,756)	(713,640)
(12,971,296)	(9,855,102)	(12,285,702)	(10,003,926)

344,107,153	247,090,432	215,367,209	186,394,154
12,772,411	9,585,584	10,650,408	8,582,675
(290,920,991)	(126,733,086)	(131,297,208)	(70,874,978)

65,958,573	129,942,930	94,720,409	124,101,851
45,375,999	142,261,405	91,984,114	144,687,435

$416,376,167	$274,114,762	$443,948,019	$299,260,584
$461,752,166	$416,376,167	$535,932,133	$443,948,019

See Notes to Financial Statements.	175

Statements of Changes in Net Assets (concluded)

	New Jersey
INCREASE IN NET ASSETS	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
Operations:
Net investment income	$3,158,319	$2,870,960
Net realized gain (loss) on investments and futures contracts	(63,968)	(632,709)
Net change in unrealized appreciation/depreciation on investments and futures contracts	(1,127,827)	7,001,534
Net increase in net assets resulting from operations	1,966,524	9,239,785
Distributions to shareholders:(1)
Class A	(2,482,800)	(2,370,095)
Class C	–	–
Class F	(562,529)	(438,770)
Class F3	(15,382)	(6,158)
Class I	(93,455)	(53,885)
Total distributions to shareholders	(3,154,166)	(2,868,908)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	36,107,096	38,600,980
Reinvestment of distributions	2,609,074	2,368,422
Cost of shares reacquired	(31,221,821)	(19,994,576)
Net increase in net assets resulting from capital share transactions	7,494,349	20,974,826
Net increase in net assets	6,306,707	27,345,703
NET ASSETS:
Beginning of year	$123,045,351	$95,699,648
End of year	$129,352,058	$123,045,351

(1)	Refer to Note 4 in the Notes to Financial Statements for the tax character of distributions.

176	See Notes to Financial Statements.

New York
For the Year Ended September 30, 2020	For the Year Ended September 30, 2019

$11,006,362	$9,151,308
(2,804,214)	(2,412,805)

(4,891,591)	24,658,165
3,310,557	31,396,668

(8,389,452)	(6,935,314)
(710,162)	(767,665)
(1,393,107)	(1,196,262)
(36,315)	(26,421)
(418,246)	(304,385)
(10,947,282)	(9,230,047)

162,863,075	146,348,476
8,929,092	7,234,463
(124,388,439)	(70,726,564)

47,403,728	82,856,375
39,767,003	105,022,996

$447,244,137	$342,221,141
$487,011,140	$447,244,137

See Notes to Financial Statements.	177

Financial Highlights

SHORT DURATION TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
9/30/2020	$15.78	$0.24	$0.02	$0.26	$(0.24)	$15.80
9/30/2019	15.43	0.29	0.34	0.63	(0.28)	15.78
9/30/2018	15.64	0.21	(0.20)	0.01	(0.22)	15.43
9/30/2017	15.76	0.17	(0.12)	0.05	(0.17)	15.64
9/30/2016	15.74	0.17	0.02	0.19	(0.17)	15.76
Class C
9/30/2020	15.78	0.15	0.01	0.16	(0.14)	15.80
9/30/2019	15.43	0.19	0.35	0.54	(0.19)	15.78
9/30/2018	15.64	0.12	(0.21)	(0.09)	(0.12)	15.43
9/30/2017	15.77	0.07	(0.13)	(0.06)	(0.07)	15.64
9/30/2016	15.74	0.07	0.03	0.10	(0.07)	15.77
Class F
9/30/2020	15.78	0.26	0.02	0.28	(0.26)	15.80
9/30/2019	15.43	0.30	0.35	0.65	(0.30)	15.78
9/30/2018	15.64	0.23	(0.21)	0.02	(0.23)	15.43
9/30/2017	15.77	0.18	(0.13)	0.05	(0.18)	15.64
9/30/2016	15.74	0.19	0.02	0.21	(0.18)	15.77
Class F3
9/30/2020	15.79	0.27	0.02	0.29	(0.28)	15.80
9/30/2019	15.43	0.32	0.36	0.68	(0.32)	15.79
9/30/2018	15.65	0.25	(0.22)	0.03	(0.25)	15.43
4/4/2017 to 9/30/2017(d)	15.56	0.10	0.09	0.19	(0.10)	15.65
Class I
9/30/2020	15.78	0.27	0.02	0.29	(0.27)	15.80
9/30/2019	15.43	0.32	0.35	0.67	(0.32)	15.78
9/30/2018	15.65	0.25	(0.22)	0.03	(0.25)	15.43
9/30/2017	15.77	0.20	(0.12)	0.08	(0.20)	15.65
9/30/2016	15.74	0.20	0.03	0.23	(0.20)	15.77

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Commenced on April 4, 2017.
(e)	Not annualized.
(f)	Annualized.

178	See Notes to Financial Statements.

	Ratios to Average Net Assets:								Supplemental Data:
Total return(b) (%)	Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

1.68	0.65		0.65		0.66		1.52		$895,461	28
4.15	0.65		0.65		0.66		1.83		632,983	33
0.04	0.65		0.65		0.68		1.38		621,383	55
0.26	0.65		0.65		0.71		1.08		777,769	23
1.27	0.65		0.65		0.71		1.08		1,060,240	23

1.05	1.27		1.27		1.28		0.96		39,779	28
3.52	1.26		1.26		1.28		1.22		86,435	33
(0.57)	1.26		1.26		1.29		0.77		106,989	55
(0.36)	1.27		1.27		1.33		0.47		138,173	23
0.65	1.27		1.27		1.33		0.47		180,900	23

1.77	0.55		0.55		0.56		1.62		587,635	28
4.25	0.55		0.55		0.56		1.92		577,258	33
0.14	0.55		0.55		0.58		1.48		507,085	55
0.35	0.55		0.55		0.61		1.18		641,013	23
1.37	0.55		0.55		0.61		1.18		803,775	23

1.84	0.42		0.42		0.43		1.74		246,193	28
4.44	0.42		0.42		0.43		2.04		46,899	33
0.19	0.43		0.43		0.44		1.63		19,703	55
1.23 (e)	0.43	(f)	0.43	(f)	0.49	(f)	1.30	(f)	947	23

1.87	0.45		0.45		0.46		1.70		177,634	28
4.35	0.45		0.45		0.46		2.02		108,949	33
0.17	0.45		0.45		0.47		1.60		98,960	55
0.52	0.45		0.45		0.51		1.28		47,491	23
1.47	0.45		0.45		0.51		1.27		67,127	23

See Notes to Financial Statements.	179

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain		Total distri- butions
Class A
9/30/2020	$11.17	$0.27	$(0.06)	$0.21	$(0.27)	$–		$(0.27)
9/30/2019	10.60	0.30	0.57	0.87	(0.30)	–		(0.30)
9/30/2018	10.85	0.27	(0.25)	0.02	(0.27)	–		(0.27)
9/30/2017	11.10	0.27	(0.26)	0.01	(0.26)	–	(d)	(0.26)
9/30/2016	10.80	0.29	0.30	0.59	(0.28)	(0.01)		(0.29)
Class C
9/30/2020	11.16	0.21	(0.07)	0.14	(0.20)	–		(0.20)
9/30/2019	10.59	0.23	0.57	0.80	(0.23)	–		(0.23)
9/30/2018	10.84	0.21	(0.26)	(0.05)	(0.20)	–		(0.20)
9/30/2017	11.09	0.20	(0.26)	(0.06)	(0.19)	–	(d)	(0.19)
9/30/2016	10.79	0.22	0.30	0.52	(0.21)	(0.01)		(0.22)
Class F
9/30/2020	11.17	0.28	(0.06)	0.22	(0.28)	–		(0.28)
9/30/2019	10.60	0.31	0.57	0.88	(0.31)	–		(0.31)
9/30/2018	10.85	0.28	(0.25)	0.03	(0.28)	–		(0.28)
9/30/2017	11.10	0.27	(0.25)	0.02	(0.27)	–	(d)	(0.27)
9/30/2016	10.80	0.30	0.30	0.60	(0.29)	(0.01)		(0.30)
Class F3
9/30/2020	11.18	0.30	(0.06)	0.24	(0.30)	–		(0.30)
9/30/2019	10.60	0.32	0.58	0.90	(0.32)	–		(0.32)
9/30/2018	10.86	0.30	(0.26)	0.04	(0.30)	–		(0.30)
4/4/2017 to 9/30/2017(e)	10.66	0.13	0.21	0.34	(0.14)	–	(d)	(0.14)
Class I
9/30/2020	11.17	0.29	(0.05)	0.24	(0.29)	–		(0.29)
9/30/2019	10.60	0.32	0.57	0.89	(0.32)	–		(0.32)
9/30/2018	10.85	0.30	(0.26)	0.04	(0.29)	–		(0.29)
9/30/2017	11.10	0.29	(0.26)	0.03	(0.28)	–	(d)	(0.28)
9/30/2016	10.80	0.31	0.30	0.61	(0.30)	(0.01)		(0.31)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Amount less than $0.01.
(e)	Commenced on April 4, 2017.
(f)	Not annualized.
(g)	Annualized.

180	See Notes to Financial Statements.

		Ratios to Average Net Assets:								Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$11.11	1.93	0.70		0.70		0.70		2.45		$2,239,629	14
11.17	8.27	0.70		0.70		0.71		2.73		1,704,883	19
10.60	0.20	0.70		0.70		0.70		2.57		1,496,393	23
10.85	0.18	0.70		0.70		0.70		2.46		1,650,235	23
11.10	5.53	0.70		0.70		0.70		2.62		2,000,225	8

11.10	1.30	1.32		1.32		1.32		1.86		215,475	14
11.16	7.62	1.31		1.31		1.32		2.13		390,735	19
10.59	(0.42)	1.32		1.32		1.32		1.95		432,891	23
10.84	(0.45)	1.33		1.33		1.33		1.84		540,427	23
11.09	4.87	1.33		1.33		1.33		2.00		657,981	8

11.11	2.03	0.60		0.60		0.60		2.56		2,140,068	14
11.17	8.38	0.60		0.60		0.61		2.83		1,871,641	19
10.60	0.30	0.60		0.60		0.60		2.66		1,680,364	23
10.85	0.28	0.60		0.60		0.60		2.55		1,861,797	23
11.10	5.63	0.60		0.60		0.60		2.72		1,983,052	8

11.12	2.17	0.46		0.46		0.46		2.68		85,559	14
11.18	8.62	0.46		0.46		0.47		2.94		43,659	19
10.60	0.34	0.46		0.46		0.46		2.80		24,227	23
10.86	3.16 (f)	0.46	(g)	0.46	(g)	0.46	(g)	2.52	(g)	441	23

11.12	2.22	0.50		0.50		0.50		2.65		870,771	14
11.17	8.48	0.50		0.50		0.51		2.92		652,729	19
10.60	0.40	0.50		0.50		0.50		2.77		528,933	23
10.85	0.38	0.50		0.50		0.50		2.66		336,447	23
11.10	5.74	0.50		0.50		0.50		2.79		316,391	8

See Notes to Financial Statements.	181

Financial Highlights (continued)

NATIONAL TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
9/30/2020	$11.80	$0.34	$(0.10)	$0.24	$(0.34)	$11.70
9/30/2019	11.11	0.37	0.69	1.06	(0.37)	11.80
9/30/2018	11.36	0.37	(0.25)	0.12	(0.37)	11.11
9/30/2017	11.69	0.38	(0.34)	0.04	(0.37)	11.36
9/30/2016	11.24	0.41	0.44	0.85	(0.40)	11.69
Class C
9/30/2020	11.82	0.26	(0.11)	0.15	(0.26)	11.71
9/30/2019	11.13	0.30	0.69	0.99	(0.30)	11.82
9/30/2018	11.37	0.30	(0.24)	0.06	(0.30)	11.13
9/30/2017	11.70	0.31	(0.34)	(0.03)	(0.30)	11.37
9/30/2016	11.26	0.33	0.44	0.77	(0.33)	11.70
Class F
9/30/2020	11.79	0.35	(0.10)	0.25	(0.35)	11.69
9/30/2019	11.10	0.38	0.69	1.07	(0.38)	11.79
9/30/2018	11.35	0.38	(0.25)	0.13	(0.38)	11.10
9/30/2017	11.68	0.39	(0.34)	0.05	(0.38)	11.35
9/30/2016	11.23	0.41	0.45	0.86	(0.41)	11.68
Class F3
9/30/2020	11.80	0.36	(0.11)	0.25	(0.36)	11.69
9/30/2019	11.11	0.39	0.70	1.09	(0.40)	11.80
9/30/2018	11.35	0.39	(0.24)	0.15	(0.39)	11.11
4/4/2017 to 9/30/2017(d)	11.11	0.19	0.24	0.43	(0.19)	11.35
Class I
9/30/2020	11.80	0.36	(0.11)	0.25	(0.36)	11.69
9/30/2019	11.11	0.39	0.69	1.08	(0.39)	11.80
9/30/2018	11.35	0.39	(0.24)	0.15	(0.39)	11.11
9/30/2017	11.68	0.39	(0.33)	0.06	(0.39)	11.35
9/30/2016	11.24	0.42	0.44	0.86	(0.42)	11.68

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Commenced on April 4, 2017.
(e)	Not annualized.
(f)	Annualized.

182	See Notes to Financial Statements.

		Ratios to Average Net Assets:								Supplemental Data:
Total return(b) (%)		Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

2.06		0.71		0.71		0.71		2.90		$2,504,023	24
9.70		0.77		0.75		0.77		3.25		2,011,535	11
1.03		0.77		0.74		0.77		3.28		1,484,381	32
0.43		0.76		0.74		0.76		3.34		1,496,723	31
7.68		0.77		0.74		0.77		3.52		1,591,375	16

1.32		1.35		1.35		1.35		2.27		138,705	24
9.01		1.39		1.37		1.39		2.63		165,263	11
0.49		1.39		1.36		1.39		2.66		131,631	32
(0.19)		1.39		1.37		1.39		2.72		164,380	31
6.91		1.39		1.37		1.39		2.90		198,789	16

2.15		0.61		0.61		0.61		2.99		871,094	24
9.80		0.67		0.65		0.67		3.32		594,320	11
1.12		0.67		0.64		0.67		3.37		299,777	32
0.53		0.66		0.64		0.66		3.43		333,595	31
7.78		0.67		0.64		0.67		3.59		318,012	16

2.19		0.48		0.48		0.48		3.10		140,730	24
9.95		0.53		0.50		0.53		3.42		59,942	11
1.34		0.53		0.50		0.53		3.50		21,499	32
3.80	(e)	0.52	(f)	0.50	(f)	0.52	(f)	3.50	(f)	16,732	31

2.17		0.51		0.51		0.51		3.09		155,620	24
9.91		0.57		0.55		0.57		3.40		111,141	11
1.31		0.57		0.54		0.57		3.48		46,873	32
0.63		0.56		0.54		0.56		3.49		23,240	31
7.77		0.57		0.54		0.57		3.60		9,658	16

See Notes to Financial Statements.	183

Financial Highlights (continued)

HIGH YIELD MUNICIPAL BOND FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
9/30/2020	$12.60	$0.45	$(0.47)	$(0.02)	$(0.44)	$12.14
9/30/2019	11.93	0.50	0.66	1.16	(0.49)	12.60
9/30/2018	11.84	0.48	0.08	0.56	(0.47)	11.93
9/30/2017	12.17	0.50	(0.34)	0.16	(0.49)	11.84
9/30/2016	11.54	0.56	0.60	1.16	(0.53)	12.17
Class C
9/30/2020	12.61	0.37	(0.48)	(0.11)	(0.36)	12.14
9/30/2019	11.93	0.42	0.67	1.09	(0.41)	12.61
9/30/2018	11.84	0.41	0.08	0.49	(0.40)	11.93
9/30/2017	12.17	0.43	(0.35)	0.08	(0.41)	11.84
9/30/2016	11.55	0.49	0.59	1.08	(0.46)	12.17
Class F
9/30/2020	12.61	0.46	(0.47)	(0.01)	(0.45)	12.15
9/30/2019	11.93	0.51	0.67	1.18	(0.50)	12.61
9/30/2018	11.85	0.49	0.07	0.56	(0.48)	11.93
9/30/2017	12.18	0.52	(0.35)	0.17	(0.50)	11.85
9/30/2016	11.55	0.57	0.60	1.17	(0.54)	12.18
Class F3
9/30/2020	12.58	0.47	(0.46)	0.01	(0.47)	12.12
9/30/2019	11.90	0.52	0.67	1.19	(0.51)	12.58
9/30/2018	11.82	0.51	0.06	0.57	(0.49)	11.90
4/4/2017 to 9/30/2017(d)	11.79	0.24	0.03	0.27	(0.24)	11.82
Class I
9/30/2020	12.58	0.47	(0.47)	– (g)	(0.46)	12.12
9/30/2019	11.90	0.51	0.68	1.19	(0.51)	12.58
9/30/2018	11.82	0.50	0.07	0.57	(0.49)	11.90
9/30/2017	12.15	0.52	(0.35)	0.17	(0.50)	11.82
9/30/2016	11.53	0.57	0.60	1.17	(0.55)	12.15

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Commenced on April 4, 2017.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount less than $0.01.

184	See Notes to Financial Statements.

	Ratios to Average Net Assets:								Supplemental Data:
Total return(b) (%)	Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(0.09)	0.77		0.77		0.77		3.69		$1,822,069	43
9.94	0.79		0.79		0.79		4.09		1,728,665	11
4.83	0.82		0.81		0.82		4.09		1,217,482	30
1.41	0.80		0.79		0.80		4.31		1,182,782	30
10.28	0.80		0.79		0.80		4.71		1,273,114	16

(0.81)	1.42		1.42		1.42		3.06		242,392	43
9.34	1.42		1.42		1.42		3.48		346,925	11
4.18	1.44		1.43		1.44		3.48		309,743	30
0.79	1.43		1.42		1.43		3.70		380,228	30
9.51	1.42		1.41		1.42		4.09		441,499	16

0.00	0.67		0.67		0.67		3.78		861,795	43
10.13	0.69		0.69		0.69		4.16		895,691	11
4.84	0.72		0.71		0.72		4.18		517,484	30
1.51	0.70		0.69		0.70		4.39		540,945	30
10.39	0.70		0.69		0.70		4.80		490,913	16

0.14	0.53		0.53		0.53		3.92		55,503	43
10.28	0.55		0.55		0.55		4.24		32,101	11
4.98	0.58		0.57		0.58		4.30		13,249	30
4.11 (e)	0.56	(f)	0.56	(f)	0.56	(f)	4.09	(f)	1,750	30

0.09	0.57		0.57		0.57		3.88		301,236	43
10.25	0.59		0.59		0.59		4.22		282,296	11
4.94	0.62		0.61		0.62		4.27		108,526	30
1.57	0.60		0.59		0.60		4.42		64,707	30
10.41	0.60		0.58		0.60		4.82		68,122	16

See Notes to Financial Statements.	185

Financial Highlights (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain		Total distri- butions
Class A
9/30/2020	$15.64	$0.43	$(0.45)	$(0.02)	$(0.42)	$–		$(0.42)
9/30/2019	15.10	0.46	0.52	0.98	(0.44)	–		(0.44)
9/30/2018	15.26	0.43	(0.18)	0.25	(0.41)	–	(c)	(0.41)
9/30/2017	15.52	0.43	(0.29)	0.14	(0.40)	–		(0.40)
9/30/2016	15.04	0.42	0.46	0.88	(0.40)	–		(0.40)
Class C
9/30/2020	15.65	0.33	(0.46)	(0.13)	(0.32)	–		(0.32)
9/30/2019	15.11	0.36	0.52	0.88	(0.34)	–		(0.34)
9/30/2018	15.26	0.33	(0.17)	0.16	(0.31)	–	(c)	(0.31)
9/30/2017	15.52	0.32	(0.29)	0.03	(0.29)	–		(0.29)
9/30/2016	15.04	0.30	0.46	0.76	(0.28)	–		(0.28)
Class F
9/30/2020	15.64	0.45	(0.46)	(0.01)	(0.43)	–		(0.43)
9/30/2019	15.10	0.47	0.53	1.00	(0.46)	–		(0.46)
9/30/2018	15.26	0.44	(0.18)	0.26	(0.42)	–	(c)	(0.42)
9/30/2017	15.51	0.45	(0.28)	0.17	(0.42)	–		(0.42)
9/30/2016	15.04	0.43	0.46	0.89	(0.42)	–		(0.42)
Class F3
9/30/2020	15.65	0.47	(0.46)	0.01	(0.46)	–		(0.46)
9/30/2019	15.11	0.50	0.52	1.02	(0.48)	–		(0.48)
9/30/2018	15.27	0.46	(0.18)	0.28	(0.44)	–	(c)	(0.44)
4/4/2017 to 9/30/2017(d)	14.99	0.23	0.27	0.50	(0.22)	–		(0.22)
Class I
9/30/2020	15.65	0.46	(0.46)	–	(0.45)	–		(0.45)
9/30/2019	15.11	0.49	0.52	1.01	(0.47)	–		(0.47)
9/30/2018	15.26	0.46	(0.17)	0.29	(0.44)	–	(c)	(0.44)
9/30/2017	15.52	0.46	(0.29)	0.17	(0.43)	–		(0.43)
9/30/2016	15.04	0.43	0.48	0.91	(0.43)	–		(0.43)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Amount less than $0.01.
(d)	Commenced on April 4, 2017.
(e)	Not annualized.
(f)	Annualized.

186	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.20	(0.12)	0.62		0.78		2.83		$176,351	61
15.64	6.59	0.55		0.78		2.99		176,214	29
15.10	1.59	0.55		0.78		2.83		121,804	29
15.26	1.06	0.55		0.81		2.86		90,165	17
15.52	5.93	0.55		0.92		2.74		54,470	12

15.20	(0.85)	1.28		1.45		2.18		12,758	61
15.65	5.90	1.21		1.44		2.34		12,303	29
15.11	0.98	1.22		1.45		2.17		8,851	29
15.26	0.32	1.29		1.56		2.14		8,782	17
15.52	5.11	1.31		1.68		1.94		8,661	12

15.20	(0.03)	0.52		0.68		2.92		171,092	61
15.64	6.70	0.45		0.68		3.08		156,308	29
15.10	1.69	0.45		0.68		2.93		109,580	29
15.26	1.16	0.45		0.71		2.96		87,848	17
15.51	6.03	0.45		0.82		2.81		41,758	12

15.20	0.07	0.36		0.52		3.10		8,538	61
15.65	6.86	0.30		0.53		3.24		6,546	29
15.11	1.91	0.29		0.53		3.06		3,812	29
15.27	3.33 (e)	0.29	(f)	0.56	(f)	3.02	(f)	221	17

15.20	0.01	0.42		0.59		3.03		93,013	61
15.65	6.80	0.35		0.59		3.18		65,005	29
15.11	1.86	0.35		0.58		3.03		30,068	29
15.26	1.26	0.35		0.61		3.06		23,707	17
15.52	6.13	0.35		0.74		2.80		6,837	12

See Notes to Financial Statements.	187

Financial Highlights (continued)

CALIFORNIA TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
9/30/2020	$11.42	$0.29	$(0.03)	$0.26	$(0.28)	$11.40
9/30/2019	10.76	0.33	0.66	0.99	(0.33)	11.42
9/30/2018	10.96	0.33	(0.20)	0.13	(0.33)	10.76
9/30/2017	11.32	0.34	(0.36)	(0.02)	(0.34)	10.96
9/30/2016	10.85	0.37	0.46	0.83	(0.36)	11.32
Class C
9/30/2020	11.42	0.21	(0.01)	0.20	(0.21)	11.41
9/30/2019	10.76	0.26	0.66	0.92	(0.26)	11.42
9/30/2018	10.96	0.27	(0.21)	0.06	(0.26)	10.76
9/30/2017	11.33	0.27	(0.37)	(0.10)	(0.27)	10.96
9/30/2016	10.85	0.30	0.47	0.77	(0.29)	11.33
Class F
9/30/2020	11.42	0.30	(0.02)	0.28	(0.30)	11.40
9/30/2019	10.75	0.34	0.67	1.01	(0.34)	11.42
9/30/2018	10.96	0.34	(0.21)	0.13	(0.34)	10.75
9/30/2017	11.32	0.35	(0.36)	(0.01)	(0.35)	10.96
9/30/2016	10.85	0.38	0.47	0.85	(0.38)	11.32
Class F3
9/30/2020	11.41	0.31	(0.01)	0.30	(0.31)	11.40
9/30/2019	10.75	0.35	0.66	1.01	(0.35)	11.41
9/30/2018	10.95	0.36	(0.21)	0.15	(0.35)	10.75
4/4/2017 to 9/30/2017(d)	10.77	0.18	0.17	0.35	(0.17)	10.95
Class I
9/30/2020	11.41	0.31	(0.01)	0.30	(0.31)	11.40
9/30/2019	10.75	0.35	0.66	1.01	(0.35)	11.41
9/30/2018	10.95	0.36	(0.21)	0.15	(0.35)	10.75
9/30/2017	11.32	0.36	(0.37)	(0.01)	(0.36)	10.95
9/30/2016	10.84	0.39	0.48	0.87	(0.39)	11.32

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Commenced on April 4, 2017.
(e)	Not annualized.
(f)	Annualized.

188	See Notes to Financial Statements.

	Ratios to Average Net Assets:								Supplemental Data:
Total return(b) (%)	Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

2.36	0.78		0.78		0.78		2.53		$342,426	18
9.34	0.79		0.79		0.79		3.00		289,148	15
1.20	0.79		0.79		0.79		3.07		197,080	28
(0.12)	0.79		0.78		0.79		3.15		204,019	27
7.80	0.79		0.78		0.79		3.30		234,470	8

1.78	1.44		1.44		1.44		1.88		37,078	18
8.68	1.40		1.40		1.40		2.39		42,957	15
0.58	1.41		1.41		1.41		2.45		33,793	28
(0.85)	1.43		1.43		1.43		2.51		45,450	27
7.21	1.42		1.41		1.42		2.66		54,658	8

2.46	0.68		0.68		0.68		2.61		112,378	18
9.55	0.69		0.69		0.69		3.08		73,687	15
1.21	0.69		0.69		0.69		3.17		49,601	28
(0.02)	0.69		0.68		0.69		3.23		53,111	27
7.90	0.69		0.68		0.69		3.39		53,059	8

2.67	0.56		0.56		0.56		2.73		13,170	18
9.59	0.56		0.56		0.56		3.19		8,373	15
1.42	0.56		0.56		0.56		3.28		3,949	28
3.30 (e)	0.56	(f)	0.52	(f)	0.56	(f)	3.39	(f)	2,243	27

2.65	0.58		0.58		0.58		2.73		30,880	18
9.56	0.58		0.58		0.58		3.18		29,782	15
1.40	0.59		0.59		0.59		3.27		14,836	28
(0.01)	0.59		0.58		0.59		3.34		5,121	27
8.10	0.58		0.58		0.58		3.47		4,802	8

See Notes to Financial Statements.	189

Financial Highlights (continued)

NEW JERSEY TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
9/30/2020	$5.21	$0.13	$(0.03)	$0.10	$(0.13)	$5.18
9/30/2019	4.91	0.14	0.30	0.44	(0.14)	5.21
9/30/2018	4.96	0.14	(0.05)	0.09	(0.14)	4.91
9/30/2017	5.11	0.14	(0.15)	(0.01)	(0.14)	4.96
9/30/2016	4.86	0.16	0.25	0.41	(0.16)	5.11
Class F
9/30/2020	5.21	0.13	(0.03)	0.10	(0.13)	5.18
9/30/2019	4.91	0.14	0.30	0.44	(0.14)	5.21
9/30/2018	4.96	0.14	(0.05)	0.09	(0.14)	4.91
9/30/2017	5.11	0.15	(0.15)	–	(0.15)	4.96
9/30/2016	4.86	0.16	0.25	0.41	(0.16)	5.11
Class F3
9/30/2020	5.22	0.14	(0.04)	0.10	(0.14)	5.18
9/30/2019	4.92	0.14	0.31	0.45	(0.15)	5.22
9/30/2018	4.97	0.15	(0.05)	0.10	(0.15)	4.92
4/4/2017 to 9/30/2017(d)	4.87	0.07	0.10	0.17	(0.07)	4.97
Class I
9/30/2020	5.22	0.14	(0.04)	0.10	(0.14)	5.18
9/30/2019	4.92	0.14	0.31	0.45	(0.15)	5.22
9/30/2018	4.97	0.15	(0.05)	0.10	(0.15)	4.92
9/30/2017	5.11	0.15	(0.14)	0.01	(0.15)	4.97
9/30/2016	4.86	0.17	0.25	0.42	(0.17)	5.11

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Class A does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Commenced on April 4, 2017.
(e)	Not annualized.
(f)	Annualized.

190	See Notes to Financial Statements.

		Ratios to Average Net Assets:								Supplemental Data:
Total return(b) (%)		Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

1.92		0.82		0.82		0.85		2.48		$101,085	15
9.00		0.82		0.82		0.86		2.69		99,027	4
1.75		0.82		0.82		0.88		2.77		79,108	20
(0.08)		0.82		0.82		0.86		2.93		89,916	24
8.53		0.83		0.83		0.86		3.21		98,152	13

2.02		0.72		0.72		0.75		2.58		23,903	15
9.10		0.72		0.72		0.76		2.77		20,893	4
1.85		0.72		0.72		0.78		2.86		15,243	20
0.02		0.72		0.72		0.75		3.01		10,605	24
8.63		0.73		0.73		0.76		3.28		9,602	13

1.96		0.59		0.59		0.62		2.71		618	15
9.22		0.58		0.58		0.63		2.79		531	4
1.99		0.58		0.58		0.64		2.99		139	20
3.55	(e)	0.58	(f)	0.58	(f)	0.64	(f)	3.01	(f)	10	24

1.93		0.62		0.62		0.65		2.68		3,746	15
9.20		0.62		0.62		0.66		2.86		2,593	4
1.95		0.62		0.62		0.68		2.97		1,209	20
0.30		0.62		0.62		0.65		3.10		334	24
8.76		0.62		0.62		0.65		3.28		129	13

See Notes to Financial Statements.	191

Financial Highlights (concluded)

NEW YORK TAX FREE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain		Total distri- butions
Class A
9/30/2020	$11.77	$0.27	$(0.13)	$0.14	$(0.27)	$–		$(0.27)
9/30/2019	11.08	0.29	0.69	0.98	(0.29)	–	(d)	(0.29)
9/30/2018	11.32	0.28	(0.24)	0.04	(0.28)	–		(0.28)
9/30/2017	11.65	0.29	(0.33)	(0.04)	(0.29)	–		(0.29)
9/30/2016	11.19	0.32	0.46	0.78	(0.32)	–		(0.32)
Class C
9/30/2020	11.75	0.20	(0.13)	0.07	(0.19)	–		(0.19)
9/30/2019	11.06	0.22	0.69	0.91	(0.22)	–	(d)	(0.22)
9/30/2018	11.31	0.21	(0.25)	(0.04)	(0.21)	–		(0.21)
9/30/2017	11.63	0.22	(0.32)	(0.10)	(0.22)	–		(0.22)
9/30/2016	11.18	0.25	0.45	0.70	(0.25)	–		(0.25)
Class F
9/30/2020	11.78	0.28	(0.12)	0.16	(0.28)	–		(0.28)
9/30/2019	11.09	0.30	0.69	0.99	(0.30)	–	(d)	(0.30)
9/30/2018	11.33	0.29	(0.24)	0.05	(0.29)	–		(0.29)
9/30/2017	11.66	0.30	(0.33)	(0.03)	(0.30)	–		(0.30)
9/30/2016	11.20	0.33	0.46	0.79	(0.33)	–		(0.33)
Class F3
9/30/2020	11.78	0.30	(0.13)	0.17	(0.30)	–		(0.30)
9/30/2019	11.08	0.31	0.70	1.01	(0.31)	–	(d)	(0.31)
9/30/2018	11.33	0.30	(0.25)	0.05	(0.30)	–		(0.30)
4/4/2017 to 9/30/2017(e)	11.18	0.15	0.15	0.30	(0.15)	–		(0.15)
Class I
9/30/2020	11.78	0.29	(0.13)	0.16	(0.29)	–		(0.29)
9/30/2019	11.08	0.31	0.70	1.01	(0.31)	–	(d)	(0.31)
9/30/2018	11.33	0.30	(0.25)	0.05	(0.30)	–		(0.30)
9/30/2017	11.66	0.31	(0.33)	(0.02)	(0.31)	–		(0.31)
9/30/2016	11.20	0.34	0.46	0.80	(0.34)	–		(0.34)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Amount less than $0.01.
(e)	Commenced on April 4, 2017.
(f)	Not annualized.
(g)	Annualized.

192	See Notes to Financial Statements.

		Ratios to Average Net Assets:								Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$11.64	1.21	0.78		0.78		0.78		2.33		$357,909	22
11.77	8.98	0.79		0.79		0.79		2.52		332,822	7
11.08	0.36	0.79		0.79		0.79		2.51		249,147	19
11.32	(0.31)	0.78		0.78		0.78		2.57		269,490	19
11.65	7.05	0.78		0.78		0.78		2.80		315,511	20

11.63	0.64	1.44		1.44		1.44		1.68		34,749	22
11.75	8.33	1.40		1.40		1.40		1.92		45,213	7
11.06	(0.36)	1.41		1.41		1.41		1.89		39,551	19
11.31	(0.95)	1.42		1.42		1.42		1.95		53,453	19
11.63	6.37	1.43		1.43		1.43		2.15		67,239	20

11.66	1.31	0.68		0.68		0.68		2.43		63,388	22
11.78	9.08	0.69		0.69		0.69		2.62		55,301	7
11.09	0.46	0.69		0.69		0.69		2.60		44,093	19
11.33	(0.21)	0.68		0.68		0.68		2.67		44,826	19
11.66	7.14	0.68		0.68		0.68		2.87		43,186	20

11.65	1.44	0.56		0.56		0.56		2.56		1,366	22
11.78	9.32	0.56		0.56		0.56		2.74		1,234	7
11.08	0.49	0.55		0.55		0.55		2.73		896	19
11.33	2.67 (f)	0.56	(g)	0.56	(g)	0.56	(g)	2.70	(g)	10	19

11.65	1.41	0.59		0.59		0.59		2.51		29,600	22
11.78	9.29	0.59		0.59		0.59		2.72		12,674	7
11.08	0.47	0.59		0.59		0.59		2.71		8,534	19
11.33	(0.11)	0.58		0.58		0.58		2.75		2,095	19
11.66	7.25	0.58		0.58		0.58		2.96		1,652	20

See Notes to Financial Statements.	193

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company currently consists of the following eight funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)	A,C,F,F3 and I
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)	A,C,F,F3 and I
Lord Abbett National Tax-Free Income Fund (“National”)	A,C,F,F3 and I
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)	A,C,F,F3 and I
Lord Abbett Short Duration High Yield Municipal Bond Fund (“Short Duration High Yield”)	A,C,F,F3 and I
Lord Abbett California Tax-Free Income Fund (“California”)	A,C,F,F3 and I
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)	A,F,F3 and I
Lord Abbett New York Tax-Free Income Fund (“New York”)	A,C,F,F3 and I

Short Duration, Intermediate and National are diversified as defined in the Act. High Yield, Short Duration High Yield, California, New Jersey and New York are non-diversified as defined in the Act.

The investment objective of each Fund (except for High Yield and Short Duration High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Yield and Short Duration High Yield is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

Each class has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3 and I shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Effective June 30, 2020, Class C shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years. The first conversion of Class C to A Shares under this new policy took place on July 25, 2020 for all Class C shares that were held for more than eight years as of June 30, 2020. Prior to June 30, 2020, Class C shares converted following the tenth anniversary of the month on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

Notes to Financial Statements (continued)

Actual results could differ from those estimates. These Funds are considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Notes to Financial Statements (continued)

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended September 30, 2017 through September 30, 2020. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Each share class bears its class-specific share of expenses.

(f)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(g)	When-Issued Municipal Bonds–Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(h)	Municipal Bonds Held in Trust–Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statements of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity

Notes to Financial Statements (continued)

support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The following is a summary of each Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of September 30, 2020, as well as the average trust certificates for the fiscal year ended September 30, 2020:

			Underlying	Average
		Interest Rate	Municipal Bonds	Trust
	Liability for	or Range of	Transferred	Certificates
Fund	Trust Certificates	Interest Rates	to TOBs	Outstanding
Short Duration	$–	–	$–	$–
Intermediate	–	–	–	–
National	–	–	–	5,000,000
High Yield	–	–	–	–
Short Duration High Yield	–	–	–	–
California	–	–	–	–
New Jersey	–	–	–	–
New York	–	–	–	–

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share. As of September 30, 2020, the carrying value of each Fund’s Liability for Trust Certificates approximates its fair value.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to TOB transactions, accounted for as secured borrowings.

(i)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is

Notes to Financial Statements (continued)

significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of September 30, 2020 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee for each of National, California, New Jersey and New York is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

The management fee for Short Duration is based on the Fund’s average daily net assets at the following annual rate:

First $2 billion	.34%
Next $3 billion	.32%
Over $5 billion	.29%

The management fee for Short Duration High Yield is based on the Fund’s average daily net assets at the following annual rate:

First $2 billion	.40%
Next $1 billion	.375%
Over $3 billion	.35%

The management fee for Intermediate is based on the Fund’s average daily net assets at the following annual rate:

First $2 billion	.40%
Next $3 billion	.375%
Next $5 billion	.35%
Over $10 billion	.32%

Notes to Financial Statements (continued)

The management fee for High Yield is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.50%
Next $1 billion	.45%
Over $2 billion	.40%

For the fiscal year ended September 30, 2020, the effective management fee, net of waivers, was the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Short Duration	.33%
Intermediate	.38%
National	.39%
High Yield	.45%
Short Duration High Yield	.23%
California	.45%
New Jersey	.43%
New York	.45%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each Fund’s average daily net assets. Lord Abbett voluntarily waived the following fund administration fees during the fiscal year ended September 30, 2020:

Fund	Fund Administration Fee
Short Duration	$13,540
Intermediate	34,269
National	24,280
High Yield	29,720
Short Duration High Yield	7,245
California	6,746
New Jersey	3,992
New York	6,146

For the fiscal year ended September 30, 2020 and continuing through January 31, 2021, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to limit the total net annual operating expenses for each class, excluding 12b-1 fees and interest related expenses, to the following annual rates:

	Effective February 1, 2020		Prior to February 1, 2020
	Classes*		Classes*
Fund	A, C, F and I	F3	A, C, F and I	F3
Short Duration	.45%	.42%	.45%	.42%
Short Duration High Yield	.45%	.39%	.35%	.30%
New Jersey	.62%	.59%	.62%	.58%

*	If applicable

All contractual fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

Notes to Financial Statements (continued)

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C and F shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees	Class A	Class C(1)	Class F(2)
Service	.15%	.25%	–
Distribution	.05%	.75%	.10%

(1)	The Rule 12b-1 fee each applicable Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear Rule 12b-1 fees at the same rate.
(2)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.

Class F3 and I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended September 30, 2020:

	Distributor Commissions	Dealers’ Concessions
Short Duration	$78,249	$454,327
Intermediate	330,660	1,894,790
National	519,981	3,097,979
High Yield	261,234	1,530,562
Short Duration High Yield	18,667	98,054
California	25,954	149,726
New Jersey	10,492	57,419
New York	28,031	152,559

Distributor received the following amount of CDSCs for the fiscal year ended September 30, 2020:

	Class A	Class C
Short Duration	$129,915	$18,198
Intermediate	207,021	31,232
National	241,435	41,070
High Yield	312,828	79,373
Short Duration High Yield	115,774	3,257
California	68,530	19,259
New Jersey	16,422	16,422
New York	76,827	18,837

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax

Notes to Financial Statements (continued)

regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended September 30, 2020 and fiscal year ended September 30, 2019 were as follows:

	Short Duration		Intermediate
	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/2020	9/30/2019	9/30/2020	9/30/2019
Distributions paid from:
Tax-exempt income	$25,592,789	$25,179,148	$124,428,393	$112,709,907
Ordinary income	–	37,529	782,082	1,933,155
Total distributions paid	$25,592,789	$25,216,677	$125,210,475	$114,643,062

	National		High Yield
	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/2020	9/30/2019	9/30/2020	9/30/2019
Distributions paid from:
Tax-exempt income	$96,367,176	$74,182,370	$114,110,892	$97,984,704
Ordinary income	861,584	327,943	4,253,875	1,765,186
Total distributions paid	$97,228,760	$74,510,313	$118,364,767	$99,749,890

	Short Duration High Yield		California
	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/2020	9/30/2019	9/30/2020	9/30/2019
Distributions paid from:
Tax-exempt income	$12,843,896	$9,521,608	$12,285,702	$9,924,467
Ordinary income	127,400	333,494	–	79,459
Total distributions paid	$12,971,296	$9,855,102	$12,285,702	$10,003,926

	New Jersey		New York
	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/2020	9/30/2019	9/30/2020	9/30/2019
Distributions paid from:
Tax-exempt income	$3,154,166	$2,868,908	$10,947,282	$9,119,671
Ordinary income	–	-	–	–
Net long-term capital gains	–	–	–	110,376
Total distributions paid	$3,154,166	$2,868,908	$10,947,282	$9,230,047

As of September 30, 2020, the components of accumulated gains/(losses) on a tax-basis were as follows:

	Short Duration	Intermediate	National
Undistributed tax-exempt income – net	$964,180	$11,516,219	$6,704,327
Total undistributed earnings	964,180	11,516,219	6,704,327
Capital loss carryforwards*	(30,198,880)	(83,461,598)	(62,446,334)
Temporary differences	(272,544)	(600,806)	(482,612)
Unrealized gains (losses) – net	37,755,769	257,320,572	196,807,095
Total accumulated gains (losses) – net	$8,248,525	$184,774,387	$140,582,476

Notes to Financial Statements (continued)

		Short Duration
	High Yield	High Yield	California
Undistributed tax-exempt income – net	$20,562,447	$756,072	$26,991
Total undistributed earnings	20,562,447	756,072	26,991
Capital loss carryforwards*	(181,818,088)	(21,345,002)	(3,801,027)
Temporary differences	(362,994)	(29,469)	(87,256)
Unrealized gains – net	93,113,263	11,304,850	30,041,693
Total accumulated gains (losses) – net	$(68,505,372)	$(9,313,549)	$26,180,401

	New Jersey	New York
Capital loss carryforwards*	$(710,267)	$(5,210,691)
Temporary differences	(35,373)	(558,178)
Unrealized gains (losses) – net	4,588,439	17,566,065
Total accumulated gains (losses) – net	$3,842,799	$11,797,196

*	The capital losses will carry forward indefinitely

As of September 30, 2020, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain/(Loss)
Short Duration	$1,902,692,464	$41,536,559	$(3,780,790)	$37,755,769
Intermediate	5,300,939,843	281,066,074	(23,745,502)	257,320,572
National	3,595,368,519	219,579,685	(22,772,590)	196,807,095
High Yield	3,151,650,668	170,955,040	(77,841,772)	93,113,268
Short Duration High Yield	441,717,167	14,575,110	(3,270,260)	11,304,850
California	498,249,252	31,484,725	(1,443,032)	30,041,693
New Jersey	123,391,352	6,871,529	(2,283,090)	4,588,439
New York	468,015,059	22,038,177	(4,472,112)	17,566,065

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of accretion on market discount, tender option bond trusts, other financial instruments and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended September 30, 2020 were as follows:

	Purchases	Sales
Short Duration	$674,367,594	$384,237,211
Intermediate	1,722,304,571	721,326,556
National	1,653,561,041	789,755,131
High Yield	1,521,046,721	1,414,560,259
Short Duration High Yield	342,777,066	281,018,161
California	186,665,385	89,268,330
New Jersey	27,861,171	19,122,970
New York	155,220,850	105,891,206

There were no purchases or sales of U.S. Government securities for the fiscal year ended September 30, 2020.

Notes to Financial Statements (continued)

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund, except Short Duration entered into U.S. Treasury futures contracts during the fiscal year ended September 30, 2020 (as described in note 2(f)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of September 30, 2020, the Funds had interest rate futures contracts with cumulative net unrealized appreciation/depreciation which are included in the Schedules of Investments. Only the current day’s variation margin is included in the Statements of Assets and Liabilities. The net realized gain (loss) on futures contracts and change in unrealized appreciation/depreciation on futures contracts are included in the Statements of Operations under the captions Net realized gain (loss) on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively.

The following is a summary of U.S. Treasury futures contracts as of and during the fiscal year ended September 30, 2020:

	Net Unrealized Appreciation (Depreciation) as of September 30, 2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Average Number of Contracts*
Short Duration	$–	$–	$–	–
Intermediate	–	421,105	–	66
National	(349,180)	(8,542,966)	(994,571)	310
High Yield	–	(7,827,269)	(1,161,185)	304
Short Duration High Yield	(39,205)	(1,211,178)	(104,870)	102
California	(48,163)	(1,559,163)	(169,984)	55
New Jersey	–	(200,918)	(16,886)	9
New York	54,252	(975,443)	(8,093)	44

*	Calculated based on the number of contracts for the fiscal year ended September 30, 2020.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosure to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. These requirements include the disclosure of gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and to disclose such amounts subject to an enforceable master netting agreement or similar agreement, by a counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between a Fund and the applicable counterparty. As of September 30, 2020, the Funds did not have assets or liabilities subject to the FASB disclosure requirements.

Notes to Financial Statements (continued)

8.	DIRECTORS’ REMUNERATION

The Company’s officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

For the period ended August 5, 2020, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.17 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $350 million, $500 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors. Effective August 6, 2020, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $600 million, or $900 million, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended September 30, 2020, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions.

For the year ended September 30, 2020, the Funds did not utilize the Facilities.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

Notes to Financial Statements (continued)

For the fiscal year ended September 30, 2020, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities Lending Income on the Statement of Operations.

The initial collateral received by the funds are required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by the Funds’ agent; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

For the year ended September 30, 2020, the Funds did not loan any securities.

14.	INVESTMENT RISKS

Each Fund’s performance and the fair value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for TOB Residuals. As a result, each Fund, to the extent it invests in long-term bonds and TOB Residuals, is subject to such greater market risk. During periods of falling interest rates, a Fund’s investments may gain value; however, because Short Duration and Short Duration High Yield typically invest in shorter term bonds, those Funds are subject to the risk that they will underperform funds invested in longer-term bonds during such periods.

Additional risks that could reduce each Fund’s performance or increase volatility include call risk credit risk, defaulted bonds risk (High Yield and Short Duration High Yield only), derivatives risk, distressed debt risk (High Yield and Short Duration High Yield only), extension risk, governmental risk, industry risk, liquidity risk, market and portfolio management risks, market disruption and geopolitical risk state and territory risks, taxability risk and zero coupon, deferred interest, pay-in-kind, and capital appreciation bonds risk (all Funds except Short Duration, Intermediate, and Short

Notes to Financial Statements (continued)

Duration High Yield). Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”). High Yield and Short Duration High Yield, and, to a lesser extent, other Funds invest a portion of its assets in such bonds. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to a Fund. Junk bonds are considered predominantly speculative by traditional investment standards. In addition, the market for lower rated municipal bonds generally is less liquid and more volatile than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

Each of High Yield, Short Duration High Yield, California, New Jersey and New York is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each of California, New Jersey, and New York focuses on a particular state or territory, the Fund’s performance may be more affected by local, state and regional factors than a Fund that invests in municipal bonds issued in many states. These factors may include, for example, economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of any of the Funds (including Short Duration, Intermediate, National, High Yield, and Short Duration High Yield), and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund may invest in private activity bonds (sometimes called “AMT paper”). The credit quality of AMT paper usually is directly related to the credit standing of the private user of the facilities.

High Yield, Short Duration High Yield and, to a lesser extent, other Funds may invest in TOB Residuals. A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond (“RIB”), is a type of derivative debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security. Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals generally provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values generally also rise faster than such similar securities.

In addition, loss may result from a Fund’s investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps, TOB Residuals and similar transactions. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to a Fund. They also may increase a Fund’s interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

Notes to Financial Statements (continued)

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of each Fund’s investments. Market disruptions can also prevent the Funds from implementing its investment strategies and achieving its investment objective.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments, and negatively impact each Fund’s performance and your investment in each Fund.

These factors can affect each Fund’s performance.

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Year Ended		Year Ended
Short Duration	September 30, 2020		September 30, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	28,124,503	$441,832,231	13,435,188	$209,502,216
Converted from Class C*	3,245,335	51,173,451	821,030	12,931,687
Reinvestment of distributions	518,283	8,151,675	504,028	7,874,047
Shares reacquired	(15,319,826)	(239,744,095)	(14,928,991)	(232,297,004)
Increase (decrease)	16,568,295	$261,413,262	(168,745)	$(1,989,054)

Class C Shares
Shares sold	1,482,541	$23,245,382	1,302,980	$20,230,172
Reinvestment of distributions	27,971	439,805	51,225	799,922
Shares reacquired	(1,224,810)	(19,181,827)	(1,991,189)	(30,980,830)
Converted to Class A*	(3,245,296)	(51,173,451)	(821,030)	(12,931,687)
Decrease	(2,959,594)	$(46,670,091)	(1,458,014)	$(22,882,423)

Class F Shares
Shares sold	32,722,589	$514,639,658	18,877,745	$294,345,308
Reinvestment of distributions	227,587	3,580,830	227,739	3,559,146
Shares reacquired	(32,339,073)	(507,533,060)	(15,395,668)	(239,611,343)
Increase	611,103	$10,687,428	3,709,816	$58,293,111

Notes to Financial Statements (continued)

		Year Ended		Year Ended
Short Duration	September 30, 2020		September 30, 2019
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	16,941,161	$266,709,397	2,352,844	$36,859,048
Reinvestment of distributions	74,268	1,168,246	40,192	629,485
Shares reacquired	(4,408,554)	(69,058,681)	(699,089)	(10,945,629)
Increase	12,606,875	$198,818,962	1,693,947	$26,542,904

Class I Shares
Shares sold	8,705,061	$136,405,843	4,629,635	$72,352,270
Reinvestment of distributions	138,659	2,181,827	126,078	1,970,842
Shares reacquired	(4,505,487)	(70,532,592)	(4,266,733)	(66,668,414)
Increase	4,338,233	$68,055,078	488,980	$7,654,698

	Year Ended		Year Ended
Intermediate	September 30, 2020		September 30, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	66,230,145	$736,261,782	38,966,393	$424,089,621
Converted from Class C*	15,411,917	171,902,488	2,500,099	27,458,328
Reinvestment of distributions	3,610,811	39,992,577	3,160,415	34,405,211
Shares reacquired	(36,355,147)	(397,098,770)	(33,209,420)	(356,342,508)
Increase	48,897,726	$551,058,077	11,417,487	$129,610,652

Class C Shares
Shares sold	5,304,662	$58,908,230	4,090,422	$44,567,281
Reinvestment of distributions	380,445	4,208,050	532,694	5,782,313
Shares reacquired	(5,856,743)	(64,355,751)	(7,997,286)	(86,235,332)
Converted to Class A*	(15,436,518)	(171,902,488)	(2,502,892)	(27,458,328)
Decrease	(15,608,154)	$(173,141,959)	(5,877,062)	$(63,344,066)

Class F Shares
Shares sold	83,641,214	$923,478,160	66,182,420	$716,741,371
Reinvestment of distributions	2,943,365	32,594,605	2,663,464	29,012,369
Shares reacquired	(61,557,685)	(672,398,341)	(59,860,316)	(641,803,899)
Increase	25,026,894	$283,674,424	8,985,568	$103,949,841

Class F3 Shares
Shares sold	5,286,459	$58,446,220	2,363,010	$25,919,003
Reinvestment of distributions	157,104	1,739,297	80,440	879,019
Shares reacquired	(1,655,731)	(18,128,269)	(822,427)	(8,896,912)
Increase	3,787,832	$42,057,248	1,621,023	$17,901,110

Class I Shares
Shares sold	42,701,659	$468,312,668	25,035,471	$271,826,619
Reinvestment of distributions	1,446,460	16,025,479	1,146,891	12,497,740
Shares reacquired	(24,232,250)	(264,205,638)	(17,664,455)	(190,289,300)
Increase	19,915,869	$220,132,509	8,517,907	$94,035,059

Notes to Financial Statements (continued)

	Year Ended		Year Ended
National	September 30, 2020		September 30, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	66,168,336	$775,391,858	44,200,806	$509,394,736
Converted from Class C*	4,680,156	54,976,661	1,036,218	11,919,309
Reinvestment of distributions	4,992,030	58,236,896	4,136,501	47,293,762
Shares reacquired	(32,145,311)	(369,662,994)	(23,688,320)	(268,691,161)
Shares issued in reorganization (See Note 16)	–	–	11,159,800	126,998,522
Increase	43,695,211	$518,942,421	36,845,005	$426,915,168

Class C Shares
Shares sold	5,178,755	$60,755,710	3,557,708	$41,022,677
Reinvestment of distributions	256,975	2,999,366	245,844	2,812,082
Shares reacquired	(2,897,519)	(33,529,392)	(2,583,705)	(29,278,409)
Converted to Class A*	(4,675,821)	(54,976,661)	(1,035,226)	(11,919,309)
Shares issued in reorganization (See Note 16)	–	–	1,969,571	22,433,415
Increase (decrease)	(2,137,610)	$(24,750,977)	2,154,192	$25,070,456

Class F Shares
Shares sold	50,293,945	$583,021,657	31,689,010	$362,269,974
Reinvestment of distributions	1,324,659	15,436,790	869,565	9,954,915
Shares reacquired	(27,466,403)	(315,916,166)	(11,951,223)	(135,941,923)
Shares issued in reorganization (See Note 16)	–	–	2,785,313	31,669,013
Increase	24,152,201	$282,542,281	23,392,665	$267,951,979

Class F3 Shares
Shares sold	9,594,670	$111,689,482	3,214,602	$37,191,285
Reinvestment of distributions	274,536	3,196,371	99,001	1,138,404
Shares reacquired	(2,910,885)	(33,247,773)	(648,637)	(7,365,343)
Shares issued in reorganization (See Note 16)	–	–	480,185	5,459,706
Increase	6,958,321	$81,638,080	3,145,151	$36,424,052

Class I Shares
Shares sold	8,628,314	$100,524,545	5,632,267	$64,519,022
Reinvestment of distributions	328,513	3,832,671	209,125	2,403,813
Shares reacquired	(5,063,358)	(57,470,821)	(1,954,573)	(22,285,340)
Shares issued in reorganization (See Note 16)	–	–	1,313,723	14,937,035
Increase	3,893,469	$46,886,395	5,200,542	$59,574,530

Notes to Financial Statements (continued)

	Year Ended		Year Ended
High Yield	September 30, 2020		September 30, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	50,661,286	$623,362,828	48,957,842	$598,530,269
Converted from Class C*	7,682,007	93,990,248	2,637,284	32,479,802
Reinvestment of distributions	4,789,154	58,365,902	3,947,772	47,953,943
Shares reacquired	(50,224,059)	(599,128,198)	(20,454,075)	(246,244,649)
Increase	12,908,388	$176,590,780	35,088,823	$432,719,365

Class C Shares
Shares sold	6,560,523	$81,355,465	8,064,233	$98,390,984
Reinvestment of distributions	654,313	7,973,613	739,892	8,969,382
Shares reacquired	(7,098,471)	(84,575,619)	(4,611,686)	(55,721,964)
Converted to Class A*	(7,678,371)	(93,990,248)	(2,635,316)	(32,479,802)
Increase (decrease)	(7,562,006)	$(89,236,789)	1,557,123	$19,158,600

Class F Shares
Shares sold	44,865,047	$547,324,175	41,715,700	$508,006,295
Reinvestment of distributions	1,955,413	23,903,096	1,603,746	19,535,824
Shares reacquired	(46,910,749)	(559,469,526)	(15,656,428)	(188,848,126)
Increase (decrease)	(90,289)	$11,757,745	27,663,018	$338,693,993

Class F3 Shares
Shares sold	3,324,591	$40,237,874	1,746,338	$21,423,260
Reinvestment of distributions	142,169	1,722,730	62,963	767,122
Shares reacquired	(1,438,722)	(16,978,662)	(370,202)	(4,451,027)
Increase	2,028,038	$24,981,942	1,439,099	$17,739,355

Class I Shares
Shares sold	17,643,794	$214,672,088	18,375,481	$224,075,115
Reinvestment of distributions	847,513	10,323,541	555,068	6,771,472
Shares reacquired	(16,075,210)	(190,847,823)	(5,607,143)	(68,334,686)
Increase	2,416,097	$34,147,806	13,323,406	$162,511,901

	Year Ended		Year Ended
Short Duration High Yield	September 30, 2020		September 30, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,906,305	$107,668,955	5,798,755	$88,781,986
Converted from Class C*	79,109	1,214,059	4,789	74,728
Reinvestment of distributions	329,143	5,026,206	260,035	3,990,296
Shares reacquired	(6,976,755)	(104,403,843)	(2,863,974)	(43,665,310)
Increase	337,802	$9,505,377	3,199,605	$49,181,700

Class C Shares
Shares sold	329,806	$5,079,091	415,288	$6,339,612
Reinvestment of distributions	17,473	266,523	15,027	230,629
Shares reacquired	(215,303)	(3,282,328)	(225,116)	(3,429,434)
Converted to Class A*	(79,078)	(1,214,059)	(4,789)	(74,728)
Increase	52,898	$849,227	200,410	$3,066,079

Notes to Financial Statements (continued)

	Year Ended		Year Ended
Short Duration High Yield	September 30, 2020		September 30, 2019
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	9,897,347	$152,209,344	6,168,021	$94,432,698
Reinvestment of distributions	318,466	4,863,788	247,610	3,799,192
Shares reacquired	(8,951,391)	(134,914,866)	(3,678,979)	(56,140,894)
Increase	1,264,422	$22,158,266	2,736,652	$42,090,996

Class F3 Shares
Shares sold	287,702	$4,366,827	279,867	$4,273,438
Reinvestment of distributions	14,526	221,546	10,664	163,765
Shares reacquired	(158,908)	(2,394,810)	(124,518)	(1,903,723)
Increase	143,320	$2,193,563	166,013	$2,533,480

Class I Shares
Shares sold	4,930,701	$74,782,936	3,474,712	$53,262,698
Reinvestment of distributions	157,080	2,394,348	91,058	1,401,702
Shares reacquired	(3,124,289)	(45,925,144)	(1,401,555)	(21,593,725)
Increase	1,963,492	$31,252,140	2,164,215	$33,070,675

	Year Ended		Year Ended
California	September 30, 2020		September 30, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	8,641,553	$98,463,498	9,978,832	$111,448,358
Converted from Class C*	796,528	9,107,706	270,049	2,961,590
Reinvestment of distributions	630,098	7,147,229	528,355	5,831,767
Shares reacquired	(5,369,072)	(59,723,265)	(3,773,434)	(41,562,384)
Increase	4,699,107	$54,995,168	7,003,802	$78,679,331

Class C Shares
Shares sold	1,318,624	$15,085,769	1,491,464	$16,696,791
Reinvestment of distributions	62,388	707,952	60,338	665,533
Shares reacquired	(1,096,172)	(12,212,699)	(661,213)	(7,231,545)
Converted to Class A*	(796,017)	(9,107,706)	(269,985)	(2,961,590)
Increase (decrease)	(511,177)	$(5,526,684)	620,604	$7,169,189

Class F Shares
Shares sold	6,763,044	$75,986,360	3,224,764	$35,692,511
Reinvestment of distributions	147,261	1,670,240	107,239	1,185,235
Shares reacquired	(3,510,685)	(38,710,573)	(1,489,378)	(16,147,507)
Increase	3,399,620	$38,946,027	1,842,625	$20,730,239

Class F3 Shares
Shares sold	832,658	$9,477,954	456,030	$5,030,506
Reinvestment of distributions	28,364	321,617	16,858	186,487
Shares reacquired	(439,513)	(4,986,067)	(106,491)	(1,174,421)
Increase	421,509	$4,813,504	366,397	$4,042,572

Notes to Financial Statements (continued)

	Year Ended		Year Ended
California	September 30, 2020		September 30, 2019
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	1,436,324	$16,353,628	1,597,779	$17,525,988
Reinvestment of distributions	70,817	803,370	64,587	713,653
Shares reacquired	(1,407,924)	(15,664,604)	(432,291)	(4,759,121)
Increase	99,217	$1,492,394	1,230,075	$13,480,520

	Year Ended		Year Ended
New Jersey	September 30, 2020		September 30, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	4,941,525	$25,725,804	5,227,362	$26,346,363
Reinvestment of distributions	399,594	2,060,052	386,294	1,952,481
Shares reacquired	(4,819,922)	(24,775,479)	(2,721,623)	(13,704,666)
Increase	521,197	$3,010,377	2,892,033	$14,594,178

Class F Shares
Shares sold	1,618,864	$8,310,301	2,007,976	$10,191,453
Reinvestment of distributions	91,639	472,340	74,694	378,216
Shares reacquired	(1,103,208)	(5,560,169)	(1,177,739)	(5,833,933)
Increase	607,295	$3,222,472	904,931	$4,735,736

Class F3 Shares
Shares sold	77,492	$402,721	90,900	$465,896
Reinvestment of distributions	2,984	15,396	1,211	6,217
Shares reacquired	(63,085)	(327,339)	(18,550)	(92,466)
Increase	17,391	$90,778	73,561	$379,647

Class I Shares
Shares sold	325,331	$1,668,270	317,791	$1,597,268
Reinvestment of distributions	11,870	61,286	6,227	31,508
Shares reacquired	(111,445)	(558,834)	(72,879)	(363,511)
Increase	225,756	$1,170,722	251,139	$1,265,265

	Year Ended		Year Ended
New York	September 30, 2020		September 30, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	8,931,558	$105,026,247	9,013,392	$103,748,064
Converted from Class C*	908,288	10,639,080	251,444	2,882,178
Reinvestment of distributions	617,543	7,191,720	498,571	5,695,795
Shares reacquired	(8,002,326)	(91,696,771)	(3,977,862)	(45,041,381)
Increase	2,455,063	$31,160,276	5,785,545	$67,284,656

Class C Shares
Shares sold	937,829	$10,986,746	1,172,556	$13,505,156
Reinvestment of distributions	48,557	564,921	48,589	553,337
Shares reacquired	(935,857)	(10,801,349)	(698,004)	(7,848,968)
Converted to Class A*	(909,794)	(10,639,080)	(251,871)	(2,882,178)
Increase (decrease)	(859,265)	$(9,888,762)	271,270	$3,327,347

Notes to Financial Statements (continued)

	Year Ended		Year Ended
New York	September 30, 2020		September 30, 2019
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	2,235,579	$26,116,232	1,840,064	$21,170,374
Reinvestment of distributions	64,970	757,557	57,700	658,711
Shares reacquired	(1,556,749)	(18,016,585)	(1,180,389)	(13,289,862)
Increase	743,800	$8,857,204	717,375	$8,539,223

Class F3 Shares
Shares sold	64,822	$753,142	50,739	$580,678
Reinvestment of distributions	3,120	36,377	2,315	26,458
Shares reacquired	(55,503)	(638,523)	(29,155)	(326,421)
Increase	12,439	$150,996	23,899	$280,715

Class I Shares
Shares sold	1,715,528	$19,980,708	649,106	$7,344,204
Reinvestment of distributions	32,464	378,517	26,232	300,162
Shares reacquired	(284,101)	(3,235,211)	(369,166)	(4,219,932)
Increase	1,463,891	$17,124,014	306,172	$3,424,434

*	Effective June 30, 2020, automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Prior to June 30, 2020, conversion occurred following the tenth anniversary of the day on which the purchase was accepted.

16.	REORGANIZATION

As of the close of business on March 22, 2019, National acquired the net assets of AMT Free, pursuant to a plan of reorganization. The reorganization permitted AMT Free shareholders to pursue a substantially similar investment goal, but as part of a larger fund with a lower expense ratio. The acquisition was accomplished by a tax-free exchange whereby holders of shares of AMT Free outstanding on March 22, 2019 received shares valued at $201,497,691 of National. AMT Free’s net assets at the date of acquisition, including $8,144,374 of net unrealized appreciation, $298,718 of undistributed net investment income and $(6,500,530) of accumulated net realized losses, were combined with those of National. The cost basis of securities received from AMT Free was carried forward.

The total net assets of AMT Free immediately before the transfer were $201,497,691. Total net assets of National immediately before the transfer were $2,150,472,746. Total net assets of National immediately after the transfer were $2,351,970,437.

The following table illustrates share conversion ratios and dollar amounts of the reorganization on March 22, 2019:

	AMT Free	Conversion	National	National
Class	Shares	Ratio	Shares	Amount
A	7,879,445	1.416318	11,159,800	$126,998,522
C	1,392,195	1.414723	1,969,571	22,433,415
F	1,964,920	1.417520	2,785,313	31,669,013
F3	338,368	1.419120	480,185	5,459,706
I	926,207	1.418391	1,313,723	14,937,035

Notes to Financial Statements (concluded)

Had the acquisition been completed on October 1, 2018, the beginning of National’s 2019 fiscal year, the Fund’s condensed pro-forma results of operations for the year ended September 30, 2019 would be as follows:

Net investment income:	$78,147,462
Net realized and unrealized gain:	$146,027,374
Net increase in net assets resulting from operations:	$224,174,836

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed. Revenue and earnings of AMT Free’s portfolio holdings have been included in National’s Statement of Operations since the date of acquisition.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Directors of Lord Abbett Municipal Income Fund, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Lord Abbett Municipal Income Fund, Inc. (the “Company”) comprising Lord Abbett Short Duration Tax Free Fund, Lord Abbett Intermediate Tax Free Fund, Lord Abbett National Tax-Free Income Fund, Lord Abbett High Yield Municipal Bond Fund, Lord Abbett Short Duration High Yield Municipal Bond Fund, Lord Abbett California Tax-Free Income Fund, Lord Abbett New Jersey Tax-Free Income Fund, and Lord Abbett New York Tax-Free Income Fund, including the schedules of investments, as of September 30, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the Lord Abbett Municipal Income Fund, Inc. as of September 30, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP
New York, New York
November 23, 2020

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Fund in accordance with the laws of the state of organization. The Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the investment adviser. Generally, each Board member holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Fund’s organizational documents.

Lord, Abbett & Co. LLC (“Lord Abbett”), a Delaware limited liability company, is the Fund’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Fund.

Interested Board Members

Mr. Sieg is affiliated with Lord Abbett and is an “interested person” of the Fund as defined in the Act. Mr. Sieg is a board member of each of the 13 investment companies in the Lord Abbett Family of Funds, which consist of 59 investment portfolios. Mr. Sieg is an officer of the Lord Abbett Family of Funds.

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years

Douglas B. Sieg Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1969)	Board member since 2016; President and Chief Executive Officer since 2018	Principal Occupation: Managing Partner (since 2018) and was formerly Head of Client Services, joined Lord Abbett in 1994. Other Directorships: None.

Independent Board Members

The following Independent Board Members also are board members of each of the 13 investment companies in the Lord Abbett Family of Funds, which consist of 59 investment portfolios.

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Board member since 2011	Principal Occupation: None. Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Board member since 2004	Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of Anthem, Inc., a health benefits company (since 1994).

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years

Kathleen M. Lutito Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1963)	Board member since 2017	Principal Occupation: President and Chief Investment Officer of CenturyLink Investment Management Company (since 2006). Other Directorships: None.

James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Board member since 2012	Principal Occupation: Independent management advisor and consultant (since 2012). Other Directorships: Blyth, Inc., a home products company (2004 – 2015).

Charles O. Prince Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1950)	Board member since 2019	Principal Occupation: None. Formerly Chairman and Chief Executive Officer, Citigroup, Inc. (Retired 2007).

Other Directorships: Currently serves as director of Johnson & Johnson (2006 – Present). Previously served as director of Xerox Corporation (2008 – 2018).

Karla M. Rabusch Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1959)	Board member since 2017	Principal Occupation: President and Director of Wells Fargo Funds Management, LLC (2003 – 2017); President of Wells Fargo Funds (2003 – 2016). Other Directorships: None.

Mark A. Schmid Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1959)	Board member since 2016	Principal Occupation: Vice President and Chief Investment Officer of the University of Chicago (since 2009). Other Directorships: None.

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Board member since 2006; Chairman since 2017	Principal Occupation: Chairman of Tullis Health Investors – FL LLC (since 2018); CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (1990-2016).

Other Directorships: Currently serves as director of Crane Co. (since 1998), Alphatec Spine (since 2018), electroCore, Inc. (since 2018), and Exagen Inc. (since 2019).

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Fund. All of the officers of the Fund also may be officers of the other Lord Abbett Funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett. Each officer serves for an indefinite term (i.e., until his or her death, resignation, retirement, or removal).

Name and Year of Birth	Current Position with the Fund	Length of Service of Current Position	Principal Occupation During the Past Five Years

Douglas B. Sieg (1969)	President and Chief Executive Officer	Elected as President and Chief Executive Officer in 2018	Managing Partner of Lord Abbett (since 2018) and was formerly Head of Client Services, joined Lord Abbett in 1994.

Jackson C. Chan (1964)	AML Compliance Officer	Elected in 2018	Deputy Chief Compliance Officer and Director of Regulatory Affairs, joined Lord Abbett in 2014.

Pamela P. Chen (1978)	Vice President, Assistant Secretary and Privacy Officer	Elected as Vice President and Assistant Secretary in 2018 and Privacy Officer in 2019	Associate General Counsel, joined Lord Abbett in 2017 and was formerly Special Counsel at Schulte, Roth & Zabel LLP (2005 – 2017).

John T. Fitzgerald (1975)	Vice President and Assistant Secretary	Elected in 2018	Deputy General Counsel, joined Lord Abbett in 2018 and was formerly Deputy Head of U.S. Funds Legal, Executive Director and Assistant General Counsel at JPMorgan Chase (2005 – 2018).

Vito A. Fronda (1969)	Chief Financial Officer and Treasurer	Elected as Chief Financial Officer in 2020 and Treasurer in 2018	Partner and Director of U.S. Fund Treasury & Global Taxation, joined Lord Abbett in 2003.

Linda Y. Kim (1980)	Vice President and Assistant Secretary	Elected in 2016	Counsel, joined Lord Abbett in 2015.

Joseph M. McGill (1962)	Chief Compliance Officer	Elected in 2014	Partner and Chief Compliance Officer, joined Lord Abbett in 2014.

Amanda S. Ryan (1978)	Vice President and Assistant Secretary	Elected in 2018	Counsel, joined Lord Abbett in 2016 and was formerly a Director and Corporate Counsel at PGIM Investments (2012 – 2016).

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Fund	Length of Service of Current Position	Principal Occupation During the Past Five Years

Lawrence B. Stoller (1963)	Vice President, Secretary and Chief Legal Officer	Elected as Vice President and Secretary in 2007 and Chief Legal Officer in 2019	Partner and General Counsel, joined Lord Abbett in 2007.

Please call 888-522-2388 for a copy of the statement of additional information, which contains further information about the Fund’s Board members. It is available free upon request.

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, each Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board has appointed Lord Abbett as the administrator for each Fund’s Program. At the May 28-29, 2020 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018 through February 28, 2020. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: the Fund did not breach its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

Tax Information

The percentages below reflect the portion of ordinary income distributions paid during the fiscal year ended September 30, 2020 that is tax-exempt dividend income.

Short Duration	100%
Intermediate	99%
National	99%
High Yield	96%
Short Duration High Yield	99%
California	100%
New Jersey	100%
New York	100%

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Short Duration Tax Free Fund

Lord Abbett Intermediate Tax Free Fund

Lord Abbett National Tax-Free Income Fund

Lord Abbett High Yield Municipal Bond Fund

Lord Abbett Short Duration High Yield Municipal Bond Fund

Lord Abbett California Tax-Free Income Fund

Lord Abbett New Jersey Tax-Free Income Fund

Lord Abbett New York Tax-Free Income Fund

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	LATFI-2 (11/20)

Item 2:	Code of Ethics.
(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended September 30, 2020 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 12(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: Evelyn E. Guernsey, Karla M. Rabusch and Mark A. Schmid. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended September 30, 2020 and 2019 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2020	2019
Audit Fees {a}	$332,000	$333,600
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	$332,000	$333,600

Tax Fees {b}	$33,257	$36,726
All Other Fees	- 0 -	- 0 -

Total Fees	$365,257	$370,326

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended September 30, 2020 and 2019 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and

•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended September 30, 2020 and 2019 were:

	Fiscal year ended:
	2020	2019
All Other Fees {a}	$214,142	$215,383

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended September 30, 2020 and 2019 were:

	Fiscal year ended:
	2020	2019
All Other Fees	$ - 0 -	$ - 0-

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not Applicable.

Item 13:	Exhibits.

(a)(1)	The Lord Abbett Family of Funds Sarbanes Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of Ex-99. CODEETH.

(a)(2)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: November 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: November 23, 2020

By:	/s/ Vito A. Fronda
Vito A. Fronda
Chief Financial Officer and Treasurer

Date: November 23, 2020